UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

 880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) The Registrant’s Annual Reports for the period ended December 31, 2025, which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), are as follows:

RJ Eagle Municipal Income ETF
RJMI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RJ Eagle Municipal Income ETF (the “Fund”) for the period of October 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
RJ Eagle Municipal Income ETF	$10	0.41%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the fiscal year January 1, 2025 through December 31, 2025.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The municipal market rebounded strongly after a weak first half of 2025, beginning its rally in September and continuing through the fourth quarter. Longer-duration bonds outperformed the intermediate segment, making municipal bonds the best-performing fixed income asset class during the quarter.
• Bond selection, particularly an overweight to longer-duration bonds, drove the fund’s outperformance relative to the Bloomberg Municipal Bond Index. Sector positioning also contributed positively, with overweight positions in transportation, leasing, education, and hospital sectors.
• Conversely, state selection detracted from performance, as an overweight position in Tennessee bonds underperformed the index.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
RJ Eagle Municipal Income ETF	PAGE 1	TSR-AR-14214M286

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/01/2025)
Fund NAV	2.79
Bloomberg Municipal Bond Index	1.42
Visit https://www.rjetfs.com/investment-strategies/rjmi for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$20,432,417
Number of Holdings	85
Net Advisory Fee	$9,328
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top States	(%)
Florida	13.2%
Texas	10.8%
Illinois	8.7%
California	7.1%
Utah	4.5%
Ohio	4.4%
Colorado	4.4%
Arizona	4.1%
Indiana	4.1%
Cash & Other	38.7%

Security Type	(%)
Municipal Bonds	98.4%
Cash & Other	1.6%

Credit Breakdown*	(%)
AAA	2.9%
AA	39.3%
A	40.0%
BBB	14.7%
Below IG	3.1%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://funddocs.filepoint.com/rjetfs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
RJ Eagle Municipal Income ETF	PAGE 2	TSR-AR-14214M286

RJ Eagle Vertical Income ETF
RJVI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RJ Eagle Vertical Income ETF (the “Fund”) for the period of October 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
RJ Eagle Vertical Income ETF	$13	0.51%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the fiscal year January 1, 2025 through December 31, 2025.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Since its inception in early October 2025, the fund operated in a market environment characterized by stable interest rates, modest credit spread movements, and continued strength in equity markets. These conditions generally supported income oriented strategies and high quality risk assets.
• The fund’s focus on high quality corporate bonds and dividend paying equities aligned well with an environment where income dominated return potential. Modest spread widening created minor price pressure within parts of the investment grade bond market, though fundamentals remained supportive. Within equities, exposures to companies with durable cash flows benefited from a constructive backdrop supported by easing inflation, resilient economic activity, and improving investor sentiment.
• From a positioning standpoint, the portfolio’s emphasis on intermediate maturity corporate bonds, diversified preferred securities, and opportunistic additions to dividend paying equities helped capture income opportunities consistent with our strategy. Some healthcare and energy names experienced softer sentiment, while technology, consumer staples, and utilities contributed positively.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
RJ Eagle Vertical Income ETF	PAGE 1	TSR-AR-14214M278

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/01/2025)
Fund NAV	0.59
Bloomberg U.S. Aggregate Bond Index	0.85
Bloomberg U.S. Corporate Bond Index	0.58
Visit https://www.rjetfs.com/investment-strategies/rjvi for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,965,935
Number of Holdings	77
Net Advisory Fee	$6,536
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	79.5%
Common Stocks	18.3%
Convertible Preferred Stocks	1.0%
Cash & Other	1.2%

Credit Breakdown*	(%)
AAA	5.5%
AA	4.8%
A	38.8%
BBB	50.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://funddocs.filepoint.com/rjetfs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
RJ Eagle Vertical Income ETF	PAGE 2	TSR-AR-14214M278

RJ Eagle GCM Dividend Select Income ETF
RJDI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RJ Eagle GCM Dividend Select Income ETF (the “Fund”) for the period of October 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/rjetfs/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
RJ Eagle GCM Dividend Select Income ETF	$13	0.51%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the fiscal year January 1, 2025 through December 31, 2025.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The S&P 500® Index continued its advance through Q4 (finishing over 2% higher) with the main drivers being economic resilience, AI spending, strong corporate earnings, Fed cuts, and increased expectations toward 2026.
• There was moderate volatility from Oct. 29 to Nov. 20 with the S&P 500® Index down -5.1%, along with a shift in the market’s underlying performance along the way. The market-leading technology area bore the brunt of the weakness (-10% in the drawdown) and has been unable to recapture prior highs. In contrast, “the average stock” pulled back 5.3% before accelerating to new highs.
• Our underweight to technology and overweight to healthcare benefited performance, as did stock selection in consumer staples, real estate, technology, industrials, and utilities.
• Conversely, our underweight exposure to communication services negatively impacted performance, as did stock selection in healthcare, energy, and materials.
• The fund had portfolio-weighted dividend yield of 2.6% vs. the S&P 500® Index at 1.2%. 36 of 37 holdings increased their dividend in 2025 by an average of 6.9% vs. S&P 500® Index dividend growth of 4.7%. There were no dividend reductions.

Top Contributors
↑	ANALOG DEVICES INC
↑	TAPESTRY INC
↑	WALMART INC
↑	JOHNSON CONTROLS INTERNATIONAL PLC
↑	CUMMINS INC

Top Detractors
↓	MARATHON PETROLEUM CORP
↓	AIR PRODUCTS & CHEMICALS INC
↓	MICROSOFT CORP
↓	EATON CORP PLC
↓	MOTOROLA SOLUTIONS INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
RJ Eagle GCM Dividend Select Income ETF	PAGE 1	TSR-AR-14214M260

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/01/2025)
Fund NAV	1.32
S&P 500® Index	2.30
Visit https://www.rjetfs.com/investment-strategies/rjdi  for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$33,485,576
Number of Holdings	37
Net Advisory Fee	$19,611
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Broadcom, Inc.	7.9%
JPMorgan Chase & Co.	4.6%
Walmart, Inc.	4.6%
Tapestry, Inc.	4.4%
Johnson Controls International PLC	4.0%
Analog Devices, Inc.	3.9%
Apple, Inc.	3.9%
Motorola Solutions, Inc.	3.8%
AbbVie, Inc.	3.5%
Welltower, Inc.	3.5%

Top Sectors*	(%)
Information Technology	25.8%
Financials	15.6%
Health Care	11.8%
Industrials	11.2%
Consumer Discretionary	8.9%
Consumer Staples	7.5%
Real Estate	5.4%
Energy	5.2%
Communication Services	3.7%
Cash & Other	4.9%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://funddocs.filepoint.com/rjetfs/.
RJ Eagle GCM Dividend Select Income ETF	PAGE 2	TSR-AR-14214M260

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
RJ Eagle GCM Dividend Select Income ETF	PAGE 3	TSR-AR-14214M260

Carillon Chartwell Mid Cap Value Fund
Class A | BERAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Mid-cap value stocks, represented by the Russell Midcap® Value Index, generated a less-impressive total return of 11%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was positive stock selection in a majority of sectors. Sector allocation was a modest negative.

Top Contributors
↑	DOLLAR TREE INC
↑	NVENT ELECTRIC PLC
↑	EXPEDIA GROUP INC
↑	GLOBUS MEDICAL INC - A
↑	KIRBY CORP

Top Detractors
↓	CNH INDUSTRIAL NV
↓	ROBINHOOD MARKETS INC
↓	GLOBAL PAYMENTS INC
↓	AVANTOR INC
↓	FMC CORP
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-AR-14214M393

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class A (without sales charge)	11.39	12.21
Class A (with sales charge)	6.09	9.01
Russell 3000® Index	17.15	20.11
Russell Midcap® Value Index	11.05	12.13
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$21,326,274
Number of Holdings	49
Net Advisory Fee	$46,458
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Brunswick Corp.	3.1%
Globus Medical, Inc.	3.0%
Bruker Corp.	2.7%
Cognizant Technology Solutions Corp.	2.7%
Crown Holdings, Inc.	2.6%
The Middleby Corp.	2.6%
CAE, Inc.	2.6%
Littelfuse, Inc.	2.6%
Knight-Swift Transportation Holdings, Inc.	2.4%
Kirby Corp.	2.4%

Top Sectors*	(%)
Industrials	22.0%
Health Care	12.2%
Real Estate	9.4%
Consumer Discretionary	9.1%
Information Technology	8.6%
Financials	8.5%
Materials	8.2%
Energy	7.2%
Utilities	6.1%
Cash & Other	8.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-AR-14214M393

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 3	TSR-AR-14214M393

Carillon Chartwell Mid Cap Value Fund
Class C | BERBX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Mid-cap value stocks, represented by the Russell Midcap® Value Index, generated a less-impressive total return of 11%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was positive stock selection in a majority of sectors. Sector allocation was a modest negative.

Top Contributors
↑	DOLLAR TREE INC
↑	NVENT ELECTRIC PLC
↑	EXPEDIA GROUP INC
↑	GLOBUS MEDICAL INC - A
↑	KIRBY CORP

Top Detractors
↓	CNH INDUSTRIAL NV
↓	ROBINHOOD MARKETS INC
↓	GLOBAL PAYMENTS INC
↓	AVANTOR INC
↓	FMC CORP
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-AR-14214M385

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class C (without sales charge)	10.52	11.36
Class C (with sales charge)	10.52	11.36
Russell 3000® Index	17.15	20.11
Russell Midcap® Value Index	11.05	12.13
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$21,326,274
Number of Holdings	49
Net Advisory Fee	$46,458
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Brunswick Corp.	3.1%
Globus Medical, Inc.	3.0%
Bruker Corp.	2.7%
Cognizant Technology Solutions Corp.	2.7%
Crown Holdings, Inc.	2.6%
The Middleby Corp.	2.6%
CAE, Inc.	2.6%
Littelfuse, Inc.	2.6%
Knight-Swift Transportation Holdings, Inc.	2.4%
Kirby Corp.	2.4%

Top Sectors*	(%)
Industrials	22.0%
Health Care	12.2%
Real Estate	9.4%
Consumer Discretionary	9.1%
Information Technology	8.6%
Financials	8.5%
Materials	8.2%
Energy	7.2%
Utilities	6.1%
Cash & Other	8.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-AR-14214M385

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 3	TSR-AR-14214M385

Carillon Chartwell Mid Cap Value Fund
Class I | BERCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Mid-cap value stocks, represented by the Russell Midcap® Value Index, generated a less-impressive total return of 11%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was positive stock selection in a majority of sectors. Sector allocation was a modest negative.

Top Contributors
↑	DOLLAR TREE INC
↑	NVENT ELECTRIC PLC
↑	EXPEDIA GROUP INC
↑	GLOBUS MEDICAL INC - A
↑	KIRBY CORP

Top Detractors
↓	CNH INDUSTRIAL NV
↓	ROBINHOOD MARKETS INC
↓	GLOBAL PAYMENTS INC
↓	AVANTOR INC
↓	FMC CORP
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-AR-16140T301

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.76	8.42	9.06
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$21,326,274
Number of Holdings	49
Net Advisory Fee	$46,458
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Brunswick Corp.	3.1%
Globus Medical, Inc.	3.0%
Bruker Corp.	2.7%
Cognizant Technology Solutions Corp.	2.7%
Crown Holdings, Inc.	2.6%
The Middleby Corp.	2.6%
CAE, Inc.	2.6%
Littelfuse, Inc.	2.6%
Knight-Swift Transportation Holdings, Inc.	2.4%
Kirby Corp.	2.4%

Top Sectors*	(%)
Industrials	22.0%
Health Care	12.2%
Real Estate	9.4%
Consumer Discretionary	9.1%
Information Technology	8.6%
Financials	8.5%
Materials	8.2%
Energy	7.2%
Utilities	6.1%
Cash & Other	8.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-AR-16140T301

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 3	TSR-AR-16140T301

Carillon Chartwell Mid Cap Value Fund
Class R-6 | BERDX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$85	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Mid-cap value stocks, represented by the Russell Midcap® Value Index, generated a less-impressive total return of 11%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was positive stock selection in a majority of sectors. Sector allocation was a modest negative.

Top Contributors
↑	DOLLAR TREE INC
↑	NVENT ELECTRIC PLC
↑	EXPEDIA GROUP INC
↑	GLOBUS MEDICAL INC - A
↑	KIRBY CORP

Top Detractors
↓	CNH INDUSTRIAL NV
↓	ROBINHOOD MARKETS INC
↓	GLOBAL PAYMENTS INC
↓	AVANTOR INC
↓	FMC CORP
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-AR-14214M377

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class R-6 (without sales charge)	11.91	12.68
Russell 3000® Index	17.15	20.11
Russell Midcap® Value Index	11.05	12.13
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$21,326,274
Number of Holdings	49
Net Advisory Fee	$46,458
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Brunswick Corp.	3.1%
Globus Medical, Inc.	3.0%
Bruker Corp.	2.7%
Cognizant Technology Solutions Corp.	2.7%
Crown Holdings, Inc.	2.6%
The Middleby Corp.	2.6%
CAE, Inc.	2.6%
Littelfuse, Inc.	2.6%
Knight-Swift Transportation Holdings, Inc.	2.4%
Kirby Corp.	2.4%

Top Sectors*	(%)
Industrials	22.0%
Health Care	12.2%
Real Estate	9.4%
Consumer Discretionary	9.1%
Information Technology	8.6%
Financials	8.5%
Materials	8.2%
Energy	7.2%
Utilities	6.1%
Cash & Other	8.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-AR-14214M377

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 3	TSR-AR-14214M377

Carillon Chartwell Small Cap Growth Fund
Class A | CWSAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	COMFORT SYSTEMS USA INC
↑	LUMENTUM HOLDINGS INC
↑	COHERENT CORP
↑	IREN LTD
↑	STERLING INFRASTRUCTURE INC

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	MERIT MEDICAL SYSTEMS INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	BELLRING BRANDS INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-AR-14214M369

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class A (without sales charge)	14.47	21.30
Class A (with sales charge)	9.05	17.84
Russell 3000® Index	17.15	20.11
Russell 2000® Growth Index	13.01	16.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$113,162,957
Number of Holdings	86
Net Advisory Fee	$0
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Sterling Infrastructure, Inc.	2.4%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
AeroVironment, Inc.	2.0%

Top Sectors*	(%)
Health Care	27.1%
Industrials	24.1%
Information Technology	18.1%
Consumer Discretionary	8.8%
Financials	7.4%
Utilities	2.5%
Energy	2.3%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	5.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-AR-14214M369

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 3	TSR-AR-14214M369

Carillon Chartwell Small Cap Growth Fund
Class C | CWSBX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	COMFORT SYSTEMS USA INC
↑	LUMENTUM HOLDINGS INC
↑	COHERENT CORP
↑	IREN LTD
↑	STERLING INFRASTRUCTURE INC

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	MERIT MEDICAL SYSTEMS INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	BELLRING BRANDS INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-AR-14214M351

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class C (without sales charge)	13.59	20.39
Class C (with sales charge)	13.59	20.39
Russell 3000® Index	17.15	20.11
Russell 2000® Growth Index	13.01	16.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$113,162,957
Number of Holdings	86
Net Advisory Fee	$0
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Sterling Infrastructure, Inc.	2.4%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
AeroVironment, Inc.	2.0%

Top Sectors*	(%)
Health Care	27.1%
Industrials	24.1%
Information Technology	18.1%
Consumer Discretionary	8.8%
Financials	7.4%
Utilities	2.5%
Energy	2.3%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	5.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-AR-14214M351

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 3	TSR-AR-14214M351

Carillon Chartwell Small Cap Growth Fund
Class I | CWSGX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	COMFORT SYSTEMS USA INC
↑	LUMENTUM HOLDINGS INC
↑	COHERENT CORP
↑	IREN LTD
↑	STERLING INFRASTRUCTURE INC

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	MERIT MEDICAL SYSTEMS INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	BELLRING BRANDS INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-AR-16140T608

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/16/2017)
Class I (without sales charge)	14.77	9.01	13.06
Russell 3000® Index	17.15	13.15	14.11
Russell 2000® Growth Index	13.01	3.18	8.85
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$113,162,957
Number of Holdings	86
Net Advisory Fee	$0
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Sterling Infrastructure, Inc.	2.4%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
AeroVironment, Inc.	2.0%

Top Sectors*	(%)
Health Care	27.1%
Industrials	24.1%
Information Technology	18.1%
Consumer Discretionary	8.8%
Financials	7.4%
Utilities	2.5%
Energy	2.3%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	5.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-AR-16140T608

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 3	TSR-AR-16140T608

Carillon Chartwell Small Cap Growth Fund
Class R-6 | CWSRX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$91	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	COMFORT SYSTEMS USA INC
↑	LUMENTUM HOLDINGS INC
↑	COHERENT CORP
↑	IREN LTD
↑	STERLING INFRASTRUCTURE INC

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	MERIT MEDICAL SYSTEMS INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	BELLRING BRANDS INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-AR-14214M344

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class R-6 (without sales charge)	14.84	21.74
Russell 3000® Index	17.15	20.11
Russell 2000® Growth Index	13.01	16.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$113,162,957
Number of Holdings	86
Net Advisory Fee	$0
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Sterling Infrastructure, Inc.	2.4%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
AeroVironment, Inc.	2.0%

Top Sectors*	(%)
Health Care	27.1%
Industrials	24.1%
Information Technology	18.1%
Consumer Discretionary	8.8%
Financials	7.4%
Utilities	2.5%
Energy	2.3%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	5.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-AR-14214M344

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 3	TSR-AR-14214M344

Carillon Chartwell Small Cap Value Fund
Class A | CWSCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Small-cap value stocks, represented by the Russell 2000® Value Index, generated a less-impressive total return of 13%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The Russell 2000® Value Index was led by a narrow set of unprofitable concept stocks with little or no revenue, particularly during the second and third quarters when stocks with high short interest surged. A primary driver of the fund’s performance relative to the Russell 2000® Value Index was its prioritization of business quality and financial strength and its resulting lack of exposure to these low-quality stocks. This was reflected in negative stock selection across multiple sectors. Sector allocation was a modest positive.

Top Contributors
↑	NVENT ELECTRIC PLC
↑	ADVANCED ENERGY INDUSTRIES
↑	FIVE BELOW
↑	TRIMAS CORP
↑	AMERICAN EAGLE OUTFITTERS

Top Detractors
↓	KEMPER CORP
↓	INTEGER HOLDINGS CORP
↓	ECHOSTAR CORP-A
↓	SIX FLAGS ENTERTAINMENT CORP
↓	COLUMBUS MCKINNON CORP/NY
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-AR-14214M336

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class A (without sales charge)	-0.80	6.55
Class A (with sales charge)	-5.49	3.52
Russell 3000® Index	17.15	20.11
Russell 2000® Value Index	12.59	13.85
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,986,918
Number of Holdings	74
Net Advisory Fee	$376,910
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Bruker Corp.	2.4%
FNB Corp.	2.1%
Cushman & Wakefield Ltd.	2.1%
Old National Bancorp	2.1%
Hub Group, Inc.	2.0%
Renasant Corp.	2.0%
Helios Technologies, Inc.	2.0%
Elanco Animal Health, Inc.	2.0%
Nomad Foods Ltd.	1.9%
Columbia Banking System, Inc.	1.9%

Top Sectors*	(%)
Financials	19.8%
Industrials	19.6%
Real Estate	11.5%
Health Care	10.8%
Information Technology	9.6%
Materials	7.7%
Consumer Discretionary	7.2%
Energy	6.8%
Consumer Staples	4.7%
Cash & Other	2.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-AR-14214M336

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 3	TSR-AR-14214M336

Carillon Chartwell Small Cap Value Fund
Class C | CWSHX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	2.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Small-cap value stocks, represented by the Russell 2000® Value Index, generated a less-impressive total return of 13%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The Russell 2000® Value Index was led by a narrow set of unprofitable concept stocks with little or no revenue, particularly during the second and third quarters when stocks with high short interest surged. A primary driver of the fund’s performance relative to the Russell 2000® Value Index was its prioritization of business quality and financial strength and its resulting lack of exposure to these low-quality stocks. This was reflected in negative stock selection across multiple sectors. Sector allocation was a modest positive.

Top Contributors
↑	NVENT ELECTRIC PLC
↑	ADVANCED ENERGY INDUSTRIES
↑	FIVE BELOW
↑	TRIMAS CORP
↑	AMERICAN EAGLE OUTFITTERS

Top Detractors
↓	KEMPER CORP
↓	INTEGER HOLDINGS CORP
↓	ECHOSTAR CORP-A
↓	SIX FLAGS ENTERTAINMENT CORP
↓	COLUMBUS MCKINNON CORP/NY
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-AR-14214M328

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class C (without sales charge)	-1.59	5.73
Class C (with sales charge)	-1.59	5.73
Russell 3000® Index	17.15	20.11
Russell 2000® Value Index	12.59	13.85
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,986,918
Number of Holdings	74
Net Advisory Fee	$376,910
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Bruker Corp.	2.4%
FNB Corp.	2.1%
Cushman & Wakefield Ltd.	2.1%
Old National Bancorp	2.1%
Hub Group, Inc.	2.0%
Renasant Corp.	2.0%
Helios Technologies, Inc.	2.0%
Elanco Animal Health, Inc.	2.0%
Nomad Foods Ltd.	1.9%
Columbia Banking System, Inc.	1.9%

Top Sectors*	(%)
Financials	19.8%
Industrials	19.6%
Real Estate	11.5%
Health Care	10.8%
Information Technology	9.6%
Materials	7.7%
Consumer Discretionary	7.2%
Energy	6.8%
Consumer Staples	4.7%
Cash & Other	2.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-AR-14214M328

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 3	TSR-AR-14214M328

Carillon Chartwell Small Cap Value Fund
Class I | CWSIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Small-cap value stocks, represented by the Russell 2000® Value Index, generated a less-impressive total return of 13%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The Russell 2000® Value Index was led by a narrow set of unprofitable concept stocks with little or no revenue, particularly during the second and third quarters when stocks with high short interest surged. A primary driver of the fund’s performance relative to the Russell 2000® Value Index was its prioritization of business quality and financial strength and its resulting lack of exposure to these low-quality stocks. This was reflected in negative stock selection across multiple sectors. Sector allocation was a modest positive.

Top Contributors
↑	NVENT ELECTRIC PLC
↑	ADVANCED ENERGY INDUSTRIES
↑	FIVE BELOW
↑	TRIMAS CORP
↑	AMERICAN EAGLE OUTFITTERS

Top Detractors
↓	KEMPER CORP
↓	INTEGER HOLDINGS CORP
↓	ECHOSTAR CORP-A
↓	SIX FLAGS ENTERTAINMENT CORP
↓	COLUMBUS MCKINNON CORP/NY
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-AR-16140T509

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	-0.52	6.90	7.17
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,986,918
Number of Holdings	74
Net Advisory Fee	$376,910
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Bruker Corp.	2.4%
FNB Corp.	2.1%
Cushman & Wakefield Ltd.	2.1%
Old National Bancorp	2.1%
Hub Group, Inc.	2.0%
Renasant Corp.	2.0%
Helios Technologies, Inc.	2.0%
Elanco Animal Health, Inc.	2.0%
Nomad Foods Ltd.	1.9%
Columbia Banking System, Inc.	1.9%

Top Sectors*	(%)
Financials	19.8%
Industrials	19.6%
Real Estate	11.5%
Health Care	10.8%
Information Technology	9.6%
Materials	7.7%
Consumer Discretionary	7.2%
Energy	6.8%
Consumer Staples	4.7%
Cash & Other	2.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-AR-16140T509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 3	TSR-AR-16140T509

Carillon Chartwell Small Cap Value Fund
Class R-6 | CWSWX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$95	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, U.S. stocks, represented by the Russell 3000® Index, were unusually volatile. They weathered several macroeconomic headwinds, including uncertainty created by the Trump administration’s tariff agenda, and generated a total return of 17%. Small-cap value stocks, represented by the Russell 2000® Value Index, generated a less-impressive total return of 13%, as investors favored larger companies, particularly those benefiting from investment in artificial intelligence (AI) infrastructure.
• The Russell 2000® Value Index was led by a narrow set of unprofitable concept stocks with little or no revenue, particularly during the second and third quarters when stocks with high short interest surged. A primary driver of the fund’s performance relative to the Russell 2000® Value Index was its prioritization of business quality and financial strength and its resulting lack of exposure to these low-quality stocks. This was reflected in negative stock selection across multiple sectors. Sector allocation was a modest positive.

Top Contributors
↑	NVENT ELECTRIC PLC
↑	ADVANCED ENERGY INDUSTRIES
↑	FIVE BELOW
↑	TRIMAS CORP
↑	AMERICAN EAGLE OUTFITTERS

Top Detractors
↓	KEMPER CORP
↓	INTEGER HOLDINGS CORP
↓	ECHOSTAR CORP-A
↓	SIX FLAGS ENTERTAINMENT CORP
↓	COLUMBUS MCKINNON CORP/NY
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-AR-14214M310

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class R-6 (without sales charge)	-0.44	6.95
Russell 3000® Index	17.15	20.11
Russell 2000® Value Index	12.59	13.85
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,986,918
Number of Holdings	74
Net Advisory Fee	$376,910
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Bruker Corp.	2.4%
FNB Corp.	2.1%
Cushman & Wakefield Ltd.	2.1%
Old National Bancorp	2.1%
Hub Group, Inc.	2.0%
Renasant Corp.	2.0%
Helios Technologies, Inc.	2.0%
Elanco Animal Health, Inc.	2.0%
Nomad Foods Ltd.	1.9%
Columbia Banking System, Inc.	1.9%

Top Sectors*	(%)
Financials	19.8%
Industrials	19.6%
Real Estate	11.5%
Health Care	10.8%
Information Technology	9.6%
Materials	7.7%
Consumer Discretionary	7.2%
Energy	6.8%
Consumer Staples	4.7%
Cash & Other	2.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-AR-14214M310

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 3	TSR-AR-14214M310

Carillon ClariVest Capital Appreciation Fund
Class A | HRCPX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The market continued to be driven by the artificial intelligence theme. Growth outpaced value for the third consecutive year, though by a much smaller margin with the Russell 1000® Growth Index returning 18.55% compared to the 15.88% returned by the Russell 1000® Value Index.
• We saw broadening out in participation beyond the Magnificent Seven. Among the Magnificent Seven, only Nvidia and Alphabet outperformed the Russell 1000® Growth Index, while the remaining five lagged. The fund achieved some excess return from within the Magnificent Seven, being overweight Nvidia and Alphabet, but most excess return came from stock selection outside of the Magnificent Seven.
• From a sector perspective, the fund’s sector allocation was slightly positive, led by an underweight position in consumer discretionary. The majority of excess return came from stock selection, especially within the communications services, consumer discretionary, healthcare, and information technology sectors.

Top Contributors
↑	NVIDIA Corporation
↑	Broadcom Inc.
↑	Microsoft Corporation
↑	Alphabet Inc. Class A
↑	Alphabet Inc. Class C

Top Detractors
↓	Block, Inc. Class A
↓	Apple Inc.
↓	Hewlett Packard Enterprise Co.
↓	Fiserv, Inc.
↓	Salesforce, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-AR-14214L106

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	22.99	16.59	16.60
Class A (with sales charge)	17.16	15.46	16.03
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Growth Index	18.56	15.32	18.13
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$586,326,932
Number of Holdings	63
Net Advisory Fee	$2,590,348
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	13.2%
Apple, Inc.	10.4%
Microsoft Corp.	9.9%
Alphabet, Inc.	8.2%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	3.2%
Tesla, Inc.	2.4%
Eli Lilly & Co.	2.1%
Visa, Inc.	1.9%

Top Sectors*	(%)
Information Technology	52.3%
Communication Services	13.8%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.3%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.7%
Real Estate	0.5%
Cash & Other	0.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon ClariVest Capital Appreciation Fund by 0.10%, and increasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.05%. These changes went into effect as of May 1, 2025.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-AR-14214L106

Other Material Fund Changes:
At meetings held on February 12-13, 2026, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization and Termination pursuant to which the Carillon ClariVest Capital Appreciation Fund would be reorganized into the RJ ClariVest Capital Appreciation ETF, a newly-formed exchange-traded fund series of Carillon Series Trust, with an anticipated closing date in May 2026.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 3	TSR-AR-14214L106

Carillon ClariVest Capital Appreciation Fund
Class C | HRCCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The market continued to be driven by the artificial intelligence theme. Growth outpaced value for the third consecutive year, though by a much smaller margin with the Russell 1000® Growth Index returning 18.55% compared to the 15.88% returned by the Russell 1000® Value Index.
• We saw broadening out in participation beyond the Magnificent Seven. Among the Magnificent Seven, only Nvidia and Alphabet outperformed the Russell 1000® Growth Index, while the remaining five lagged. The fund achieved some excess return from within the Magnificent Seven, being overweight Nvidia and Alphabet, but most excess return came from stock selection outside of the Magnificent Seven.
• From a sector perspective, the fund’s sector allocation was slightly positive, led by an underweight position in consumer discretionary. The majority of excess return came from stock selection, especially within the communications services, consumer discretionary, healthcare, and information technology sectors.

Top Contributors
↑	NVIDIA Corporation
↑	Broadcom Inc.
↑	Microsoft Corporation
↑	Alphabet Inc. Class A
↑	Alphabet Inc. Class C

Top Detractors
↓	Block, Inc. Class A
↓	Apple Inc.
↓	Hewlett Packard Enterprise Co.
↓	Fiserv, Inc.
↓	Salesforce, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-AR-14214L205

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	22.06	15.72	15.72
Class C (with sales charge)	22.06	15.72	15.72
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Growth Index	18.56	15.32	18.13
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$586,326,932
Number of Holdings	63
Net Advisory Fee	$2,590,348
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	13.2%
Apple, Inc.	10.4%
Microsoft Corp.	9.9%
Alphabet, Inc.	8.2%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	3.2%
Tesla, Inc.	2.4%
Eli Lilly & Co.	2.1%
Visa, Inc.	1.9%

Top Sectors*	(%)
Information Technology	52.3%
Communication Services	13.8%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.3%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.7%
Real Estate	0.5%
Cash & Other	0.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon ClariVest Capital Appreciation Fund by 0.10%, and increasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.05%. These changes went into effect as of May 1, 2025.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-AR-14214L205

Other Material Fund Changes:
At meetings held on February 12-13, 2026, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization and Termination pursuant to which the Carillon ClariVest Capital Appreciation Fund would be reorganized into the RJ ClariVest Capital Appreciation ETF, a newly-formed exchange-traded fund series of Carillon Series Trust, with an anticipated closing date in May 2026.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 3	TSR-AR-14214L205

Carillon ClariVest Capital Appreciation Fund
Class I | HRCIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.72%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The market continued to be driven by the artificial intelligence theme. Growth outpaced value for the third consecutive year, though by a much smaller margin with the Russell 1000® Growth Index returning 18.55% compared to the 15.88% returned by the Russell 1000® Value Index.
• We saw broadening out in participation beyond the Magnificent Seven. Among the Magnificent Seven, only Nvidia and Alphabet outperformed the Russell 1000® Growth Index, while the remaining five lagged. The fund achieved some excess return from within the Magnificent Seven, being overweight Nvidia and Alphabet, but most excess return came from stock selection outside of the Magnificent Seven.
• From a sector perspective, the fund’s sector allocation was slightly positive, led by an underweight position in consumer discretionary. The majority of excess return came from stock selection, especially within the communications services, consumer discretionary, healthcare, and information technology sectors.

Top Contributors
↑	NVIDIA Corporation
↑	Broadcom Inc.
↑	Microsoft Corporation
↑	Alphabet Inc. Class A
↑	Alphabet Inc. Class C

Top Detractors
↓	Block, Inc. Class A
↓	Apple Inc.
↓	Hewlett Packard Enterprise Co.
↓	Fiserv, Inc.
↓	Salesforce, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-AR-14214L304

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	23.31	16.93	16.94
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Growth Index	18.56	15.32	18.13
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$586,326,932
Number of Holdings	63
Net Advisory Fee	$2,590,348
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	13.2%
Apple, Inc.	10.4%
Microsoft Corp.	9.9%
Alphabet, Inc.	8.2%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	3.2%
Tesla, Inc.	2.4%
Eli Lilly & Co.	2.1%
Visa, Inc.	1.9%

Top Sectors*	(%)
Information Technology	52.3%
Communication Services	13.8%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.3%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.7%
Real Estate	0.5%
Cash & Other	0.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon ClariVest Capital Appreciation Fund by 0.10%, and increasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.05%. These changes went into effect as of May 1, 2025.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-AR-14214L304

Other Material Fund Changes:
At meetings held on February 12-13, 2026, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization and Termination pursuant to which the Carillon ClariVest Capital Appreciation Fund would be reorganized into the RJ ClariVest Capital Appreciation ETF, a newly-formed exchange-traded fund series of Carillon Series Trust, with an anticipated closing date in May 2026.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 3	TSR-AR-14214L304

Carillon ClariVest Capital Appreciation Fund
Class R-6 | HRCUX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$71	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The market continued to be driven by the artificial intelligence theme. Growth outpaced value for the third consecutive year, though by a much smaller margin with the Russell 1000® Growth Index returning 18.55% compared to the 15.88% returned by the Russell 1000® Value Index.
• We saw broadening out in participation beyond the Magnificent Seven. Among the Magnificent Seven, only Nvidia and Alphabet outperformed the Russell 1000® Growth Index, while the remaining five lagged. The fund achieved some excess return from within the Magnificent Seven, being overweight Nvidia and Alphabet, but most excess return came from stock selection outside of the Magnificent Seven.
• From a sector perspective, the fund’s sector allocation was slightly positive, led by an underweight position in consumer discretionary. The majority of excess return came from stock selection, especially within the communications services, consumer discretionary, healthcare, and information technology sectors.

Top Contributors
↑	NVIDIA Corporation
↑	Broadcom Inc.
↑	Microsoft Corporation
↑	Alphabet Inc. Class A
↑	Alphabet Inc. Class C

Top Detractors
↓	Block, Inc. Class A
↓	Apple Inc.
↓	Hewlett Packard Enterprise Co.
↓	Fiserv, Inc.
↓	Salesforce, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-AR-14214L601

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	23.43	17.12	17.10
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Growth Index	18.56	15.32	18.13
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$586,326,932
Number of Holdings	63
Net Advisory Fee	$2,590,348
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	13.2%
Apple, Inc.	10.4%
Microsoft Corp.	9.9%
Alphabet, Inc.	8.2%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	3.2%
Tesla, Inc.	2.4%
Eli Lilly & Co.	2.1%
Visa, Inc.	1.9%

Top Sectors*	(%)
Information Technology	52.3%
Communication Services	13.8%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.3%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.7%
Real Estate	0.5%
Cash & Other	0.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon ClariVest Capital Appreciation Fund by 0.10%, and increasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.05%. These changes went into effect as of May 1, 2025.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-AR-14214L601

Other Material Fund Changes:
At meetings held on February 12-13, 2026, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization and Termination pursuant to which the Carillon ClariVest Capital Appreciation Fund would be reorganized into the RJ ClariVest Capital Appreciation ETF, a newly-formed exchange-traded fund series of Carillon Series Trust, with an anticipated closing date in May 2026.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 3	TSR-AR-14214L601

Carillon ClariVest International Stock Fund
Class A | EISAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered strong returns for the 12-month period ending December 31, 2025, with the MSCI ACWI ex-US Index rising 32.39%. Contributing factors include a rotation toward the more attractive valuations outside the United States, robust corporate earnings, supportive monetary and fiscal policies, a continuation of the artificial intelligence boom, and a weak U.S. dollar.
• From a country perspective, stock selection in the United Kingdom and France and an underweight to India contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in China and Taiwan and an underweight to South Africa detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in financials and materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in communication services detracted the most from the fund’s relative performance.

Top Contributors
↑	SK hynix Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Societe Generale S.A. Class A
↑	Banco Santander, S.A.
↑	Kinross Gold Corporation

Top Detractors
↓	Compal Electronics, Inc.
↓	Meituan Class B
↓	Olympus Corp.
↓	Air Canada
↓	Novo Nordisk A/S Class B
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-AR-14214L825

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	38.89	14.47	9.20
Class A (with sales charge)	32.29	13.36	8.67
MSCI ACWI ex-US Index	32.39	7.91	8.41
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$897,377,605
Number of Holdings	151
Net Advisory Fee	$4,636,962
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
SK Hynix, Inc.	2.4%
Samsung Electronics Co. Ltd.	1.5%
Barclays PLC	1.4%
Sumitomo Electric Industries Ltd.	1.4%
Tencent Holdings Ltd.	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Alibaba Group Holding Ltd.	1.2%
NN Group N.V.	1.2%

Top 10 Countries	(%)
Japan	18.0%
United Kingdom	12.7%
Canada	8.2%
Taiwan	8.1%
Germany	7.2%
France	6.3%
South Korea	6.2%
China	5.0%
Switzerland	4.3%
Spain	3.7%

Top Sectors*	(%)
Financials	23.8%
Information Technology	17.7%
Industrials	12.7%
Health Care	9.8%
Consumer Discretionary	8.1%
Materials	6.2%
Consumer Staples	5.6%
Communication Services	4.5%
Utilities	4.4%
Cash & Other	7.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-AR-14214L825

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 3	TSR-AR-14214L825

Carillon ClariVest International Stock Fund
Class C | EISDX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	1.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered strong returns for the 12-month period ending December 31, 2025, with the MSCI ACWI ex-US Index rising 32.39%. Contributing factors include a rotation toward the more attractive valuations outside the United States, robust corporate earnings, supportive monetary and fiscal policies, a continuation of the artificial intelligence boom, and a weak U.S. dollar.
• From a country perspective, stock selection in the United Kingdom and France and an underweight to India contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in China and Taiwan and an underweight to South Africa detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in financials and materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in communication services detracted the most from the fund’s relative performance.

Top Contributors
↑	SK hynix Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Societe Generale S.A. Class A
↑	Banco Santander, S.A.
↑	Kinross Gold Corporation

Top Detractors
↓	Compal Electronics, Inc.
↓	Meituan Class B
↓	Olympus Corp.
↓	Air Canada
↓	Novo Nordisk A/S Class B
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-AR-14214L817

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	37.94	13.63	8.39
Class C (with sales charge)	37.94	13.63	8.39
MSCI ACWI ex-US Index	32.39	7.91	8.41
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$897,377,605
Number of Holdings	151
Net Advisory Fee	$4,636,962
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
SK Hynix, Inc.	2.4%
Samsung Electronics Co. Ltd.	1.5%
Barclays PLC	1.4%
Sumitomo Electric Industries Ltd.	1.4%
Tencent Holdings Ltd.	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Alibaba Group Holding Ltd.	1.2%
NN Group N.V.	1.2%

Top 10 Countries	(%)
Japan	18.0%
United Kingdom	12.7%
Canada	8.2%
Taiwan	8.1%
Germany	7.2%
France	6.3%
South Korea	6.2%
China	5.0%
Switzerland	4.3%
Spain	3.7%

Top Sectors*	(%)
Financials	23.8%
Information Technology	17.7%
Industrials	12.7%
Health Care	9.8%
Consumer Discretionary	8.1%
Materials	6.2%
Consumer Staples	5.6%
Communication Services	4.5%
Utilities	4.4%
Cash & Other	7.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-AR-14214L817

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 3	TSR-AR-14214L817

Carillon ClariVest International Stock Fund
Class I | EISIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered strong returns for the 12-month period ending December 31, 2025, with the MSCI ACWI ex-US Index rising 32.39%. Contributing factors include a rotation toward the more attractive valuations outside the United States, robust corporate earnings, supportive monetary and fiscal policies, a continuation of the artificial intelligence boom, and a weak U.S. dollar.
• From a country perspective, stock selection in the United Kingdom and France and an underweight to India contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in China and Taiwan and an underweight to South Africa detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in financials and materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in communication services detracted the most from the fund’s relative performance.

Top Contributors
↑	SK hynix Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Societe Generale S.A. Class A
↑	Banco Santander, S.A.
↑	Kinross Gold Corporation

Top Detractors
↓	Compal Electronics, Inc.
↓	Meituan Class B
↓	Olympus Corp.
↓	Air Canada
↓	Novo Nordisk A/S Class B
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-AR-14214L791

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	39.30	14.81	9.56
MSCI ACWI ex-US Index	32.39	7.91	8.41
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$897,377,605
Number of Holdings	151
Net Advisory Fee	$4,636,962
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
SK Hynix, Inc.	2.4%
Samsung Electronics Co. Ltd.	1.5%
Barclays PLC	1.4%
Sumitomo Electric Industries Ltd.	1.4%
Tencent Holdings Ltd.	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Alibaba Group Holding Ltd.	1.2%
NN Group N.V.	1.2%

Top 10 Countries	(%)
Japan	18.0%
United Kingdom	12.7%
Canada	8.2%
Taiwan	8.1%
Germany	7.2%
France	6.3%
South Korea	6.2%
China	5.0%
Switzerland	4.3%
Spain	3.7%

Top Sectors*	(%)
Financials	23.8%
Information Technology	17.7%
Industrials	12.7%
Health Care	9.8%
Consumer Discretionary	8.1%
Materials	6.2%
Consumer Staples	5.6%
Communication Services	4.5%
Utilities	4.4%
Cash & Other	7.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-AR-14214L791

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 3	TSR-AR-14214L791

Carillon ClariVest International Stock Fund
Class R-6 | EISVX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$102	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered strong returns for the 12-month period ending December 31, 2025, with the MSCI ACWI ex-US Index rising 32.39%. Contributing factors include a rotation toward the more attractive valuations outside the United States, robust corporate earnings, supportive monetary and fiscal policies, a continuation of the artificial intelligence boom, and a weak U.S. dollar.
• From a country perspective, stock selection in the United Kingdom and France and an underweight to India contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in China and Taiwan and an underweight to South Africa detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in financials and materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in communication services detracted the most from the fund’s relative performance.

Top Contributors
↑	SK hynix Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Societe Generale S.A. Class A
↑	Banco Santander, S.A.
↑	Kinross Gold Corporation

Top Detractors
↓	Compal Electronics, Inc.
↓	Meituan Class B
↓	Olympus Corp.
↓	Air Canada
↓	Novo Nordisk A/S Class B
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-AR-14214L767

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	39.45	14.86	9.64
MSCI ACWI ex-US Index	32.39	7.91	8.41
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$897,377,605
Number of Holdings	151
Net Advisory Fee	$4,636,962
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
SK Hynix, Inc.	2.4%
Samsung Electronics Co. Ltd.	1.5%
Barclays PLC	1.4%
Sumitomo Electric Industries Ltd.	1.4%
Tencent Holdings Ltd.	1.4%
Novartis AG	1.3%
HSBC Holdings PLC	1.2%
Alibaba Group Holding Ltd.	1.2%
NN Group N.V.	1.2%

Top 10 Countries	(%)
Japan	18.0%
United Kingdom	12.7%
Canada	8.2%
Taiwan	8.1%
Germany	7.2%
France	6.3%
South Korea	6.2%
China	5.0%
Switzerland	4.3%
Spain	3.7%

Top Sectors*	(%)
Financials	23.8%
Information Technology	17.7%
Industrials	12.7%
Health Care	9.8%
Consumer Discretionary	8.1%
Materials	6.2%
Consumer Staples	5.6%
Communication Services	4.5%
Utilities	4.4%
Cash & Other	7.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-AR-14214L767

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 3	TSR-AR-14214L767

Carillon Eagle Growth & Income Fund
Class A | HRCVX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equities once again yielded strong results, fueled by excitement around artificial intelligence and the resumption of U.S. Federal Reserve (Fed) interest rate cuts, as well as by a more pragmatic tone from the Trump administration on trade negotiations. The broad market, represented by the S&P® 500 Index, generated an impressive 17.9% increase, ending the year just shy of a third straight 20%+ annual gain.
• In contrast, dividend growth stocks, identified by above median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a 13.8% return. Our strategy performed more in line with this subset of the S&P® 500 Index, which forms our primary investment universe.
• Stock selection in the financials and information technology sectors contributed positively to overall performance, while selection in communication services, consumer staples and healthcare detracted from returns.

Top Contributors
↑	LAM RESEARCH CORP
↑	JPMORGAN CHASE & CO
↑	BROADCOM INC
↑	GOLDMAN SACHS GROUP INC
↑	ORACLE CORP

Top Detractors
↓	ACCENTURE PLC-CL A
↓	EQUINIX INC
↓	BEST BUY CO INC
↓	PROCTER & GAMBLE CO/THE
↓	UNITEDHEALTH GROUP INC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-AR-14214L809

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.69	10.30	10.96
Class A (with sales charge)	7.36	9.23	10.42
S&P 500® Index	17.88	14.42	14.82
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$491,772,139
Number of Holdings	47
Net Advisory Fee	$2,501,450
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	5.8%
JPMorgan Chase & Co.	4.9%
Broadcom, Inc.	3.5%
The Goldman Sachs Group, Inc.	3.4%
RTX Corp.	3.3%
The PNC Financial Services Group, Inc.	3.2%
The Procter & Gamble Co.	3.0%
Duke Energy Corp.	2.8%
McDonald’s Corp.	2.7%
The Coca-Cola Co.	2.7%

Top Sectors*	(%)
Information Technology	23.3%
Financials	18.2%
Health Care	13.4%
Industrials	11.5%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Energy	5.1%
Utilities	4.3%
Communication Services	3.9%
Cash & Other	2.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-AR-14214L809

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 3	TSR-AR-14214L809

Carillon Eagle Growth & Income Fund
Class C | HIGCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equities once again yielded strong results, fueled by excitement around artificial intelligence and the resumption of U.S. Federal Reserve (Fed) interest rate cuts, as well as by a more pragmatic tone from the Trump administration on trade negotiations. The broad market, represented by the S&P® 500 Index, generated an impressive 17.9% increase, ending the year just shy of a third straight 20%+ annual gain.
• In contrast, dividend growth stocks, identified by above median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a 13.8% return. Our strategy performed more in line with this subset of the S&P® 500 Index, which forms our primary investment universe.
• Stock selection in the financials and information technology sectors contributed positively to overall performance, while selection in communication services, consumer staples and healthcare detracted from returns.

Top Contributors
↑	LAM RESEARCH CORP
↑	JPMORGAN CHASE & CO
↑	BROADCOM INC
↑	GOLDMAN SACHS GROUP INC
↑	ORACLE CORP

Top Detractors
↓	ACCENTURE PLC-CL A
↓	EQUINIX INC
↓	BEST BUY CO INC
↓	PROCTER & GAMBLE CO/THE
↓	UNITEDHEALTH GROUP INC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-AR-14214L882

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	11.87	9.49	10.14
Class C (with sales charge)	11.87	9.49	10.14
S&P 500® Index	17.88	14.42	14.82
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$491,772,139
Number of Holdings	47
Net Advisory Fee	$2,501,450
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	5.8%
JPMorgan Chase & Co.	4.9%
Broadcom, Inc.	3.5%
The Goldman Sachs Group, Inc.	3.4%
RTX Corp.	3.3%
The PNC Financial Services Group, Inc.	3.2%
The Procter & Gamble Co.	3.0%
Duke Energy Corp.	2.8%
McDonald’s Corp.	2.7%
The Coca-Cola Co.	2.7%

Top Sectors*	(%)
Information Technology	23.3%
Financials	18.2%
Health Care	13.4%
Industrials	11.5%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Energy	5.1%
Utilities	4.3%
Communication Services	3.9%
Cash & Other	2.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-AR-14214L882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 3	TSR-AR-14214L882

Carillon Eagle Growth & Income Fund
Class I | HIGJX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.72%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equities once again yielded strong results, fueled by excitement around artificial intelligence and the resumption of U.S. Federal Reserve (Fed) interest rate cuts, as well as by a more pragmatic tone from the Trump administration on trade negotiations. The broad market, represented by the S&P® 500 Index, generated an impressive 17.9% increase, ending the year just shy of a third straight 20%+ annual gain.
• In contrast, dividend growth stocks, identified by above median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a 13.8% return. Our strategy performed more in line with this subset of the S&P® 500 Index, which forms our primary investment universe.
• Stock selection in the financials and information technology sectors contributed positively to overall performance, while selection in communication services, consumer staples and healthcare detracted from returns.

Top Contributors
↑	LAM RESEARCH CORP
↑	JPMORGAN CHASE & CO
↑	BROADCOM INC
↑	GOLDMAN SACHS GROUP INC
↑	ORACLE CORP

Top Detractors
↓	ACCENTURE PLC-CL A
↓	EQUINIX INC
↓	BEST BUY CO INC
↓	PROCTER & GAMBLE CO/THE
↓	UNITEDHEALTH GROUP INC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-AR-14214L874

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.04	10.59	11.26
S&P 500® Index	17.88	14.42	14.82
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$491,772,139
Number of Holdings	47
Net Advisory Fee	$2,501,450
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	5.8%
JPMorgan Chase & Co.	4.9%
Broadcom, Inc.	3.5%
The Goldman Sachs Group, Inc.	3.4%
RTX Corp.	3.3%
The PNC Financial Services Group, Inc.	3.2%
The Procter & Gamble Co.	3.0%
Duke Energy Corp.	2.8%
McDonald’s Corp.	2.7%
The Coca-Cola Co.	2.7%

Top Sectors*	(%)
Information Technology	23.3%
Financials	18.2%
Health Care	13.4%
Industrials	11.5%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Energy	5.1%
Utilities	4.3%
Communication Services	3.9%
Cash & Other	2.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-AR-14214L874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 3	TSR-AR-14214L874

Carillon Eagle Growth & Income Fund
Class R-6 | HIGUX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$68	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equities once again yielded strong results, fueled by excitement around artificial intelligence and the resumption of U.S. Federal Reserve (Fed) interest rate cuts, as well as by a more pragmatic tone from the Trump administration on trade negotiations. The broad market, represented by the S&P® 500 Index, generated an impressive 17.9% increase, ending the year just shy of a third straight 20%+ annual gain.
• In contrast, dividend growth stocks, identified by above median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a 13.8% return. Our strategy performed more in line with this subset of the S&P® 500 Index, which forms our primary investment universe.
• Stock selection in the financials and information technology sectors contributed positively to overall performance, while selection in communication services, consumer staples and healthcare detracted from returns.

Top Contributors
↑	LAM RESEARCH CORP
↑	JPMORGAN CHASE & CO
↑	BROADCOM INC
↑	GOLDMAN SACHS GROUP INC
↑	ORACLE CORP

Top Detractors
↓	ACCENTURE PLC-CL A
↓	EQUINIX INC
↓	BEST BUY CO INC
↓	PROCTER & GAMBLE CO/THE
↓	UNITEDHEALTH GROUP INC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-AR-14214L841

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	13.12	10.68	11.32
S&P 500® Index	17.88	14.42	14.82
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$491,772,139
Number of Holdings	47
Net Advisory Fee	$2,501,450
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	5.8%
JPMorgan Chase & Co.	4.9%
Broadcom, Inc.	3.5%
The Goldman Sachs Group, Inc.	3.4%
RTX Corp.	3.3%
The PNC Financial Services Group, Inc.	3.2%
The Procter & Gamble Co.	3.0%
Duke Energy Corp.	2.8%
McDonald’s Corp.	2.7%
The Coca-Cola Co.	2.7%

Top Sectors*	(%)
Information Technology	23.3%
Financials	18.2%
Health Care	13.4%
Industrials	11.5%
Consumer Discretionary	10.8%
Consumer Staples	7.2%
Energy	5.1%
Utilities	4.3%
Communication Services	3.9%
Cash & Other	2.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-AR-14214L841

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 3	TSR-AR-14214L841

Carillon Eagle Mid Cap Growth Fund
Class A | HAGAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The year was defined by bifurcation, where the largest-cap companies worked very well as the AI trade set in and lower-quality smaller speculative names were able to do extremely well against a backdrop of expected rate cuts. Increased concentration in the index narrowed the pool of performance-driving names with less than ideal fundamental characteristics. As such, quality (as a factor) and mid cap growth (as a size sector) did not keep up. It’s important to note that the Mid Cap Growth Fund is generally positioned to be factor- and sector-neutral, relying on disciplined stock selection to capture growth across the broader investable universe.
• Financials, communication services, and information technology stocks finished 2025 with the highest levels of negative attribution. Healthcare stocks also underperformed their index peers to a notable degree. Underperformance in the utilities sector was offset by an underweight posture. Real estate and consumer discretionary stocks helped alleviate some  underperformance elsewhere in the portfolio. An overweight allocation to materials helped contribute meaningful gains, and stock selection in energy kept the portfolio from experiencing the same level of losses as other index constituents. The strongest contributions came from consumer staples, where selection avoided the negative returns produced by index peers, and from industrials, which delivered the largest gains.

Top Contributors
↑	PALANTIR TECHNOLOGIES INC-A
↑	CENCORA INC
↑	CARVANA CO
↑	CLOUDFLARE INC - CLASS A
↑	MONOLITHIC POWER SYSTEMS INC

Top Detractors
↓	FRESHPET INC
↓	HUBSPOT INC
↓	DECKERS OUTDOOR CORP
↓	ROBLOX CORP -CLASS A
↓	TRADE DESK INC/THE -CLASS A
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-AR-14214L668

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.50	3.09	11.00
Class A (with sales charge)	-0.46	2.09	10.46
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,258,632,710
Number of Holdings	83
Net Advisory Fee	$29,733,720
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Cencora, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Ares Management Corp.	2.7%
Vertiv Holdings Co.	2.4%
RB Global, Inc.	2.5%
Hilton Worldwide Holdings, Inc.	2.4%
Carvana Co.	2.4%
LPL Financial Holdings, Inc.	2.1%
Axon Enterprise, Inc.	2.0%
Alnylam Pharmaceuticals, Inc.	2.0%

Top Sectors*	(%)
Industrials	21.5%
Information Technology	19.6%
Consumer Discretionary	18.0%
Health Care	15.4%
Financials	10.5%
Communication Services	5.1%
Consumer Staples	2.9%
Energy	2.5%
Materials	1.6%
Cash & Other	2.9%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-AR-14214L668

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 3	TSR-AR-14214L668

Carillon Eagle Mid Cap Growth Fund
Class C | HAGCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The year was defined by bifurcation, where the largest-cap companies worked very well as the AI trade set in and lower-quality smaller speculative names were able to do extremely well against a backdrop of expected rate cuts. Increased concentration in the index narrowed the pool of performance-driving names with less than ideal fundamental characteristics. As such, quality (as a factor) and mid cap growth (as a size sector) did not keep up. It’s important to note that the Mid Cap Growth Fund is generally positioned to be factor- and sector-neutral, relying on disciplined stock selection to capture growth across the broader investable universe.
• Financials, communication services, and information technology stocks finished 2025 with the highest levels of negative attribution. Healthcare stocks also underperformed their index peers to a notable degree. Underperformance in the utilities sector was offset by an underweight posture. Real estate and consumer discretionary stocks helped alleviate some  underperformance elsewhere in the portfolio. An overweight allocation to materials helped contribute meaningful gains, and stock selection in energy kept the portfolio from experiencing the same level of losses as other index constituents. The strongest contributions came from consumer staples, where selection avoided the negative returns produced by index peers, and from industrials, which delivered the largest gains.

Top Contributors
↑	PALANTIR TECHNOLOGIES INC-A
↑	CENCORA INC
↑	CARVANA CO
↑	CLOUDFLARE INC - CLASS A
↑	MONOLITHIC POWER SYSTEMS INC

Top Detractors
↓	FRESHPET INC
↓	HUBSPOT INC
↓	DECKERS OUTDOOR CORP
↓	ROBLOX CORP -CLASS A
↓	TRADE DESK INC/THE -CLASS A
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-AR-14214L650

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	3.78	2.38	10.24
Class C (with sales charge)	3.78	2.38	10.24
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,258,632,710
Number of Holdings	83
Net Advisory Fee	$29,733,720
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Cencora, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Ares Management Corp.	2.7%
Vertiv Holdings Co.	2.4%
RB Global, Inc.	2.5%
Hilton Worldwide Holdings, Inc.	2.4%
Carvana Co.	2.4%
LPL Financial Holdings, Inc.	2.1%
Axon Enterprise, Inc.	2.0%
Alnylam Pharmaceuticals, Inc.	2.0%

Top Sectors*	(%)
Industrials	21.5%
Information Technology	19.6%
Consumer Discretionary	18.0%
Health Care	15.4%
Financials	10.5%
Communication Services	5.1%
Consumer Staples	2.9%
Energy	2.5%
Materials	1.6%
Cash & Other	2.9%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-AR-14214L650

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 3	TSR-AR-14214L650

Carillon Eagle Mid Cap Growth Fund
Class I | HAGIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The year was defined by bifurcation, where the largest-cap companies worked very well as the AI trade set in and lower-quality smaller speculative names were able to do extremely well against a backdrop of expected rate cuts. Increased concentration in the index narrowed the pool of performance-driving names with less than ideal fundamental characteristics. As such, quality (as a factor) and mid cap growth (as a size sector) did not keep up. It’s important to note that the Mid Cap Growth Fund is generally positioned to be factor- and sector-neutral, relying on disciplined stock selection to capture growth across the broader investable universe.
• Financials, communication services, and information technology stocks finished 2025 with the highest levels of negative attribution. Healthcare stocks also underperformed their index peers to a notable degree. Underperformance in the utilities sector was offset by an underweight posture. Real estate and consumer discretionary stocks helped alleviate some  underperformance elsewhere in the portfolio. An overweight allocation to materials helped contribute meaningful gains, and stock selection in energy kept the portfolio from experiencing the same level of losses as other index constituents. The strongest contributions came from consumer staples, where selection avoided the negative returns produced by index peers, and from industrials, which delivered the largest gains.

Top Contributors
↑	PALANTIR TECHNOLOGIES INC-A
↑	CENCORA INC
↑	CARVANA CO
↑	CLOUDFLARE INC - CLASS A
↑	MONOLITHIC POWER SYSTEMS INC

Top Detractors
↓	FRESHPET INC
↓	HUBSPOT INC
↓	DECKERS OUTDOOR CORP
↓	ROBLOX CORP -CLASS A
↓	TRADE DESK INC/THE -CLASS A
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-AR-14214L643

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.82	3.41	11.36
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,258,632,710
Number of Holdings	83
Net Advisory Fee	$29,733,720
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Cencora, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Ares Management Corp.	2.7%
Vertiv Holdings Co.	2.4%
RB Global, Inc.	2.5%
Hilton Worldwide Holdings, Inc.	2.4%
Carvana Co.	2.4%
LPL Financial Holdings, Inc.	2.1%
Axon Enterprise, Inc.	2.0%
Alnylam Pharmaceuticals, Inc.	2.0%

Top Sectors*	(%)
Industrials	21.5%
Information Technology	19.6%
Consumer Discretionary	18.0%
Health Care	15.4%
Financials	10.5%
Communication Services	5.1%
Consumer Staples	2.9%
Energy	2.5%
Materials	1.6%
Cash & Other	2.9%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-AR-14214L643

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 3	TSR-AR-14214L643

Carillon Eagle Mid Cap Growth Fund
Class R-6 | HRAUX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$68	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The year was defined by bifurcation, where the largest-cap companies worked very well as the AI trade set in and lower-quality smaller speculative names were able to do extremely well against a backdrop of expected rate cuts. Increased concentration in the index narrowed the pool of performance-driving names with less than ideal fundamental characteristics. As such, quality (as a factor) and mid cap growth (as a size sector) did not keep up. It’s important to note that the Mid Cap Growth Fund is generally positioned to be factor- and sector-neutral, relying on disciplined stock selection to capture growth across the broader investable universe.
• Financials, communication services, and information technology stocks finished 2025 with the highest levels of negative attribution. Healthcare stocks also underperformed their index peers to a notable degree. Underperformance in the utilities sector was offset by an underweight posture. Real estate and consumer discretionary stocks helped alleviate some  underperformance elsewhere in the portfolio. An overweight allocation to materials helped contribute meaningful gains, and stock selection in energy kept the portfolio from experiencing the same level of losses as other index constituents. The strongest contributions came from consumer staples, where selection avoided the negative returns produced by index peers, and from industrials, which delivered the largest gains.

Top Contributors
↑	PALANTIR TECHNOLOGIES INC-A
↑	CENCORA INC
↑	CARVANA CO
↑	CLOUDFLARE INC - CLASS A
↑	MONOLITHIC POWER SYSTEMS INC

Top Detractors
↓	FRESHPET INC
↓	HUBSPOT INC
↓	DECKERS OUTDOOR CORP
↓	ROBLOX CORP -CLASS A
↓	TRADE DESK INC/THE -CLASS A
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-AR-14214L619

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	4.92	3.50	11.45
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,258,632,710
Number of Holdings	83
Net Advisory Fee	$29,733,720
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Cencora, Inc.	2.9%
Royal Caribbean Cruises Ltd.	2.9%
Ares Management Corp.	2.7%
Vertiv Holdings Co.	2.4%
RB Global, Inc.	2.5%
Hilton Worldwide Holdings, Inc.	2.4%
Carvana Co.	2.4%
LPL Financial Holdings, Inc.	2.1%
Axon Enterprise, Inc.	2.0%
Alnylam Pharmaceuticals, Inc.	2.0%

Top Sectors*	(%)
Industrials	21.5%
Information Technology	19.6%
Consumer Discretionary	18.0%
Health Care	15.4%
Financials	10.5%
Communication Services	5.1%
Consumer Staples	2.9%
Energy	2.5%
Materials	1.6%
Cash & Other	2.9%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-AR-14214L619

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 3	TSR-AR-14214L619

Carillon Eagle Small Cap Growth Fund
Class A | HRSCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The portfolio’s bias toward quality and larger small-cap companies with stronger fundamentals limited potential gains. Speculative activity fueled by optimism around a shift toward a more supportive business environment along with rapidly advancing technologies drove valuations of lower-quality stocks beyond their fundamental inputs. In contrast, the fund’s exposure is centered around more stable companies with profitability or a clear path to it, free cash flow generation, and reasonable growth prospects.
• Healthcare was the most notable sector for the year, with strong stock selection within the benchmark fueling the largest gains. Materials and information technology also delivered positive relative results driven by solid stock selections and appropriate allocation. Further positive attribution came from the portfolios’ underweight allocation to communication services, the absence of an investment in utilities, and an overweight allocation to real estate. The allocation to consumer discretionary detracted from positive performance while an underweight to financials offset less than stellar stock selection. Energy’s overweight allocation detracted from returns, but consumer staples’ limited representation in the portfolio did not prevent stock selection from offsetting gains and driving the portfolio’s largest area of relative underperformance. Industrial holdings, the portfolio’s largest sector allocation, contributed positive gains but  underperformed index constituents.

Top Contributors
↑	RAMBUS INC
↑	WOODWARD INC
↑	BRIGHTSPRING HEALTH SERVICES, INC
↑	DYCOM INDUSTRIES INC
↑	PERIMETER SOLUTIONS INC

Top Detractors
↓	FRESHPET INC
↓	BLOOM ENERGY CORP- A
↓	SHAKE SHACK INC - CLASS A
↓	BELLRING BRANDS INC
↓	FLYWIRE CORP-VOTING
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-AR-14214L510

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	11.28	1.17	8.23
Class A (with sales charge)	6.01	0.19	7.70
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$416,428,407
Number of Holdings	104
Net Advisory Fee	$2,521,461
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.3%
Dycom Industries, Inc.	2.3%
RB Global, Inc.	2.1%
Woodward, Inc.	2.1%
BrightSpring Health Services, Inc.	1.8%
Rambus, Inc.	1.7%
EastGroup Properties, Inc.	1.6%
Esab Corp.	1.6%
StepStone Group, Inc.	1.6%
Archrock, Inc.	1.6%

Top Sectors*	(%)
Industrials	27.9%
Health Care	22.5%
Information Technology	20.2%
Financials	8.0%
Consumer Discretionary	7.8%
Materials	5.2%
Energy	3.4%
Real Estate	2.7%
Consumer Staples	1.5%
Cash & Other	0.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-AR-14214L510

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 3	TSR-AR-14214L510

Carillon Eagle Small Cap Growth Fund
Class C | HSCCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The portfolio’s bias toward quality and larger small-cap companies with stronger fundamentals limited potential gains. Speculative activity fueled by optimism around a shift toward a more supportive business environment along with rapidly advancing technologies drove valuations of lower-quality stocks beyond their fundamental inputs. In contrast, the fund’s exposure is centered around more stable companies with profitability or a clear path to it, free cash flow generation, and reasonable growth prospects.
• Healthcare was the most notable sector for the year, with strong stock selection within the benchmark fueling the largest gains. Materials and information technology also delivered positive relative results driven by solid stock selections and appropriate allocation. Further positive attribution came from the portfolios’ underweight allocation to communication services, the absence of an investment in utilities, and an overweight allocation to real estate. The allocation to consumer discretionary detracted from positive performance while an underweight to financials offset less than stellar stock selection. Energy’s overweight allocation detracted from returns, but consumer staples’ limited representation in the portfolio did not prevent stock selection from offsetting gains and driving the portfolio’s largest area of relative underperformance. Industrial holdings, the portfolio’s largest sector allocation, contributed positive gains but  underperformed index constituents.

Top Contributors
↑	RAMBUS INC
↑	WOODWARD INC
↑	BRIGHTSPRING HEALTH SERVICES, INC
↑	DYCOM INDUSTRIES INC
↑	PERIMETER SOLUTIONS INC

Top Detractors
↓	FRESHPET INC
↓	BLOOM ENERGY CORP- A
↓	SHAKE SHACK INC - CLASS A
↓	BELLRING BRANDS INC
↓	FLYWIRE CORP-VOTING
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-AR-14214L494

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	10.69	0.47	7.48
Class C (with sales charge)	10.69	0.47	7.48
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$416,428,407
Number of Holdings	104
Net Advisory Fee	$2,521,461
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.3%
Dycom Industries, Inc.	2.3%
RB Global, Inc.	2.1%
Woodward, Inc.	2.1%
BrightSpring Health Services, Inc.	1.8%
Rambus, Inc.	1.7%
EastGroup Properties, Inc.	1.6%
Esab Corp.	1.6%
StepStone Group, Inc.	1.6%
Archrock, Inc.	1.6%

Top Sectors*	(%)
Industrials	27.9%
Health Care	22.5%
Information Technology	20.2%
Financials	8.0%
Consumer Discretionary	7.8%
Materials	5.2%
Energy	3.4%
Real Estate	2.7%
Consumer Staples	1.5%
Cash & Other	0.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-AR-14214L494

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 3	TSR-AR-14214L494

Carillon Eagle Small Cap Growth Fund
Class I | HSIIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The portfolio’s bias toward quality and larger small-cap companies with stronger fundamentals limited potential gains. Speculative activity fueled by optimism around a shift toward a more supportive business environment along with rapidly advancing technologies drove valuations of lower-quality stocks beyond their fundamental inputs. In contrast, the fund’s exposure is centered around more stable companies with profitability or a clear path to it, free cash flow generation, and reasonable growth prospects.
• Healthcare was the most notable sector for the year, with strong stock selection within the benchmark fueling the largest gains. Materials and information technology also delivered positive relative results driven by solid stock selections and appropriate allocation. Further positive attribution came from the portfolios’ underweight allocation to communication services, the absence of an investment in utilities, and an overweight allocation to real estate. The allocation to consumer discretionary detracted from positive performance while an underweight to financials offset less than stellar stock selection. Energy’s overweight allocation detracted from returns, but consumer staples’ limited representation in the portfolio did not prevent stock selection from offsetting gains and driving the portfolio’s largest area of relative underperformance. Industrial holdings, the portfolio’s largest sector allocation, contributed positive gains but  underperformed index constituents.

Top Contributors
↑	RAMBUS INC
↑	WOODWARD INC
↑	BRIGHTSPRING HEALTH SERVICES, INC
↑	DYCOM INDUSTRIES INC
↑	PERIMETER SOLUTIONS INC

Top Detractors
↓	FRESHPET INC
↓	BLOOM ENERGY CORP- A
↓	SHAKE SHACK INC - CLASS A
↓	BELLRING BRANDS INC
↓	FLYWIRE CORP-VOTING
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-AR-14214L486

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.64	1.47	8.56
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$416,428,407
Number of Holdings	104
Net Advisory Fee	$2,521,461
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.3%
Dycom Industries, Inc.	2.3%
RB Global, Inc.	2.1%
Woodward, Inc.	2.1%
BrightSpring Health Services, Inc.	1.8%
Rambus, Inc.	1.7%
EastGroup Properties, Inc.	1.6%
Esab Corp.	1.6%
StepStone Group, Inc.	1.6%
Archrock, Inc.	1.6%

Top Sectors*	(%)
Industrials	27.9%
Health Care	22.5%
Information Technology	20.2%
Financials	8.0%
Consumer Discretionary	7.8%
Materials	5.2%
Energy	3.4%
Real Estate	2.7%
Consumer Staples	1.5%
Cash & Other	0.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-AR-14214L486

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 3	TSR-AR-14214L486

Carillon Eagle Small Cap Growth Fund
Class R-6 | HSRUX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$83	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The portfolio’s bias toward quality and larger small-cap companies with stronger fundamentals limited potential gains. Speculative activity fueled by optimism around a shift toward a more supportive business environment along with rapidly advancing technologies drove valuations of lower-quality stocks beyond their fundamental inputs. In contrast, the fund’s exposure is centered around more stable companies with profitability or a clear path to it, free cash flow generation, and reasonable growth prospects.
• Healthcare was the most notable sector for the year, with strong stock selection within the benchmark fueling the largest gains. Materials and information technology also delivered positive relative results driven by solid stock selections and appropriate allocation. Further positive attribution came from the portfolios’ underweight allocation to communication services, the absence of an investment in utilities, and an overweight allocation to real estate. The allocation to consumer discretionary detracted from positive performance while an underweight to financials offset less than stellar stock selection. Energy’s overweight allocation detracted from returns, but consumer staples’ limited representation in the portfolio did not prevent stock selection from offsetting gains and driving the portfolio’s largest area of relative underperformance. Industrial holdings, the portfolio’s largest sector allocation, contributed positive gains but  underperformed index constituents.

Top Contributors
↑	RAMBUS INC
↑	WOODWARD INC
↑	BRIGHTSPRING HEALTH SERVICES, INC
↑	DYCOM INDUSTRIES INC
↑	PERIMETER SOLUTIONS INC

Top Detractors
↓	FRESHPET INC
↓	BLOOM ENERGY CORP- A
↓	SHAKE SHACK INC - CLASS A
↓	BELLRING BRANDS INC
↓	FLYWIRE CORP-VOTING
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-AR-14214L452

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	11.78	1.58	8.68
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$416,428,407
Number of Holdings	104
Net Advisory Fee	$2,521,461
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.3%
Dycom Industries, Inc.	2.3%
RB Global, Inc.	2.1%
Woodward, Inc.	2.1%
BrightSpring Health Services, Inc.	1.8%
Rambus, Inc.	1.7%
EastGroup Properties, Inc.	1.6%
Esab Corp.	1.6%
StepStone Group, Inc.	1.6%
Archrock, Inc.	1.6%

Top Sectors*	(%)
Industrials	27.9%
Health Care	22.5%
Information Technology	20.2%
Financials	8.0%
Consumer Discretionary	7.8%
Materials	5.2%
Energy	3.4%
Real Estate	2.7%
Consumer Staples	1.5%
Cash & Other	0.8%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-AR-14214L452

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 3	TSR-AR-14214L452

Carillon Scout Mid Cap Fund
Class A | CSMEX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equity markets delivered positive but more differentiated returns following the exceptionally strong gains of the prior two years. Large-cap stocks again outperformed most mid-cap peers, though leadership broadened beyond a narrow group of mega-cap stocks as the year progressed. Against this backdrop, the fund modestly outperformed the Russell Midcap® Index, benefiting from disciplined security selection while remaining largely in line with broader market trends.
• During the period, asset allocation had a modestly negative impact on relative performance; however, this was more than offset by strong stock selection. Selection was driven primarily by positions within information technology, including companies benefiting from continued investment in artificial intelligence, software modernization, and productivity-enhancing technologies. Select exposure to industrials and consumer-oriented businesses also contributed as earnings resilience and pricing power proved more durable than expected.
• On the negative side, stock selection within healthcare and certain financial holdings weighed modestly on returns, reflecting company-specific challenges and a more selective environment for fundamentals-driven opportunities. Overall, the portfolio remained well positioned, with performance reflecting the team’s focus on high-quality businesses, sustainable growth characteristics, and long-term capital appreciation.

Top Contributors
↑	ATI INC
↑	CELESTICA INC
↑	CIENA CORP
↑	CENCORA INC
↑	MONGODB INC

Top Detractors
↓	GARTNER INC
↓	BATH & BODY WORKS INC
↓	BLUE OWL CAPITAL INC
↓	CENTENE CORP
↓	MARVELL TECHNOLOGY INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-AR-14214M807

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	15.15	8.67	9.75
Class A (with sales charge)	9.66	7.62	9.10
Russell 3000® Index	17.15	13.15	13.94
Russell Midcap® Index	10.60	8.67	10.05
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,205,649,427
Number of Holdings	118
Net Advisory Fee	$21,670,827
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
ATI, Inc.	2.0%
First Horizon Corp.	1.8%
Viper Energy, Inc.	1.8%
Citizens Financial Group, Inc.	1.7%
Agree Realty Corp.	1.6%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.5%
Atmos Energy Corp.	1.5%
Evergy, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	18.8%
Financials	15.4%
Information Technology	11.6%
Consumer Discretionary	11.4%
Health Care	11.2%
Consumer Staples	6.4%
Real Estate	6.3%
Utilities	6.1%
Materials	4.8%
Cash & Other	8.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-AR-14214M807

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 3	TSR-AR-14214M807

Carillon Scout Mid Cap Fund
Class C | CSMFX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	1.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equity markets delivered positive but more differentiated returns following the exceptionally strong gains of the prior two years. Large-cap stocks again outperformed most mid-cap peers, though leadership broadened beyond a narrow group of mega-cap stocks as the year progressed. Against this backdrop, the fund modestly outperformed the Russell Midcap® Index, benefiting from disciplined security selection while remaining largely in line with broader market trends.
• During the period, asset allocation had a modestly negative impact on relative performance; however, this was more than offset by strong stock selection. Selection was driven primarily by positions within information technology, including companies benefiting from continued investment in artificial intelligence, software modernization, and productivity-enhancing technologies. Select exposure to industrials and consumer-oriented businesses also contributed as earnings resilience and pricing power proved more durable than expected.
• On the negative side, stock selection within healthcare and certain financial holdings weighed modestly on returns, reflecting company-specific challenges and a more selective environment for fundamentals-driven opportunities. Overall, the portfolio remained well positioned, with performance reflecting the team’s focus on high-quality businesses, sustainable growth characteristics, and long-term capital appreciation.

Top Contributors
↑	ATI INC
↑	CELESTICA INC
↑	CIENA CORP
↑	CENCORA INC
↑	MONGODB INC

Top Detractors
↓	GARTNER INC
↓	BATH & BODY WORKS INC
↓	BLUE OWL CAPITAL INC
↓	CENTENE CORP
↓	MARVELL TECHNOLOGY INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-AR-14214M880

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	14.27	7.85	8.93
Class C (with sales charge)	14.27	7.85	8.93
Russell 3000® Index	17.15	13.15	13.94
Russell Midcap® Index	10.60	8.67	10.05
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,205,649,427
Number of Holdings	118
Net Advisory Fee	$21,670,827
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
ATI, Inc.	2.0%
First Horizon Corp.	1.8%
Viper Energy, Inc.	1.8%
Citizens Financial Group, Inc.	1.7%
Agree Realty Corp.	1.6%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.5%
Atmos Energy Corp.	1.5%
Evergy, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	18.8%
Financials	15.4%
Information Technology	11.6%
Consumer Discretionary	11.4%
Health Care	11.2%
Consumer Staples	6.4%
Real Estate	6.3%
Utilities	6.1%
Materials	4.8%
Cash & Other	8.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-AR-14214M880

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 3	TSR-AR-14214M880

Carillon Scout Mid Cap Fund
Class I | UMBMX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equity markets delivered positive but more differentiated returns following the exceptionally strong gains of the prior two years. Large-cap stocks again outperformed most mid-cap peers, though leadership broadened beyond a narrow group of mega-cap stocks as the year progressed. Against this backdrop, the fund modestly outperformed the Russell Midcap® Index, benefiting from disciplined security selection while remaining largely in line with broader market trends.
• During the period, asset allocation had a modestly negative impact on relative performance; however, this was more than offset by strong stock selection. Selection was driven primarily by positions within information technology, including companies benefiting from continued investment in artificial intelligence, software modernization, and productivity-enhancing technologies. Select exposure to industrials and consumer-oriented businesses also contributed as earnings resilience and pricing power proved more durable than expected.
• On the negative side, stock selection within healthcare and certain financial holdings weighed modestly on returns, reflecting company-specific challenges and a more selective environment for fundamentals-driven opportunities. Overall, the portfolio remained well positioned, with performance reflecting the team’s focus on high-quality businesses, sustainable growth characteristics, and long-term capital appreciation.

Top Contributors
↑	ATI INC
↑	CELESTICA INC
↑	CIENA CORP
↑	CENCORA INC
↑	MONGODB INC

Top Detractors
↓	GARTNER INC
↓	BATH & BODY WORKS INC
↓	BLUE OWL CAPITAL INC
↓	CENTENE CORP
↓	MARVELL TECHNOLOGY INC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-AR-14214M872

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	15.45	8.96	12.07
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Index	10.60	8.67	11.01
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,205,649,427
Number of Holdings	118
Net Advisory Fee	$21,670,827
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
ATI, Inc.	2.0%
First Horizon Corp.	1.8%
Viper Energy, Inc.	1.8%
Citizens Financial Group, Inc.	1.7%
Agree Realty Corp.	1.6%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.5%
Atmos Energy Corp.	1.5%
Evergy, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	18.8%
Financials	15.4%
Information Technology	11.6%
Consumer Discretionary	11.4%
Health Care	11.2%
Consumer Staples	6.4%
Real Estate	6.3%
Utilities	6.1%
Materials	4.8%
Cash & Other	8.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-AR-14214M872

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 3	TSR-AR-14214M872

Carillon Scout Mid Cap Fund
Class R-6 | CSMUX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$92	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2025, equity markets delivered positive but more differentiated returns following the exceptionally strong gains of the prior two years. Large-cap stocks again outperformed most mid-cap peers, though leadership broadened beyond a narrow group of mega-cap stocks as the year progressed. Against this backdrop, the fund modestly outperformed the Russell Midcap® Index, benefiting from disciplined security selection while remaining largely in line with broader market trends.
• During the period, asset allocation had a modestly negative impact on relative performance; however, this was more than offset by strong stock selection. Selection was driven primarily by positions within information technology, including companies benefiting from continued investment in artificial intelligence, software modernization, and productivity-enhancing technologies. Select exposure to industrials and consumer-oriented businesses also contributed as earnings resilience and pricing power proved more durable than expected.
• On the negative side, stock selection within healthcare and certain financial holdings weighed modestly on returns, reflecting company-specific challenges and a more selective environment for fundamentals-driven opportunities. Overall, the portfolio remained well positioned, with performance reflecting the team’s focus on high-quality businesses, sustainable growth characteristics, and long-term capital appreciation.

Top Contributors
↑	ATI INC
↑	CELESTICA INC
↑	CIENA CORP
↑	CENCORA INC
↑	MONGODB INC

Top Detractors
↓	GARTNER INC
↓	BATH & BODY WORKS INC
↓	BLUE OWL CAPITAL INC
↓	CENTENE CORP
↓	MARVELL TECHNOLOGY INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-AR-14214M849

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	15.58	9.07	10.13
Russell 3000® Index	17.15	13.15	13.94
Russell Midcap® Index	10.60	8.67	10.05
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,205,649,427
Number of Holdings	118
Net Advisory Fee	$21,670,827
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
ATI, Inc.	2.0%
First Horizon Corp.	1.8%
Viper Energy, Inc.	1.8%
Citizens Financial Group, Inc.	1.7%
Agree Realty Corp.	1.6%
WEC Energy Group, Inc.	1.6%
Huntington Bancshares, Inc.	1.5%
Atmos Energy Corp.	1.5%
Evergy, Inc.	1.5%
CenterPoint Energy, Inc.	1.5%

Top Sectors*	(%)
Industrials	18.8%
Financials	15.4%
Information Technology	11.6%
Consumer Discretionary	11.4%
Health Care	11.2%
Consumer Staples	6.4%
Real Estate	6.3%
Utilities	6.1%
Materials	4.8%
Cash & Other	8.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-AR-14214M849

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 3	TSR-AR-14214M849

Carillon Chartwell Small Cap Fund
Class A | CSSAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.14%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	LUMENTUM HOLDINGS INC
↑	COMFORT SYSTEMS USA INC
↑	COHERENT CORP
↑	IREN LTD
↑	GENEDX HOLDINGS CORP

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	MERIT MEDICAL SYSTEMS INC
↓	BELLRING BRANDS INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-AR-14214M823

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	13.83	4.58	8.92
Class A (with sales charge)	8.43	3.57	8.26
Russell 3000® Index	17.15	13.15	13.94
Russell 2000® Growth Index	13.01	3.18	8.12
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$188,319,987
Number of Holdings	86
Net Advisory Fee	$1,327,869
Portfolio Turnover	154%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	4.1%
Sterling Infrastructure, Inc.	2.8%
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%

Top Sectors*	(%)
Health Care	27.6%
Industrials	24.6%
Information Technology	18.3%
Consumer Discretionary	8.9%
Financials	7.6%
Utilities	2.5%
Energy	2.4%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	4.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
At meetings held on August 14-15, 2025, the Board of Trustees of Carillon Series Trust, on behalf of its series, Carillon Chartwell Small Cap Fund (the “Fund”), voted to terminate in accordance with its terms the Plan of Reorganization and Termination pursuant to which (as previously announced) the Fund would be reorganized into the Carillon Chartwell
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-AR-14214M823

Small Cap Growth Fund (the “Reorganization”). Accordingly, the Reorganization will not occur as previously disclosed and the Fund will remain open for shareholder transactions.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 3	TSR-AR-14214M823

Carillon Chartwell Small Cap Fund
Class C | CSSJX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	LUMENTUM HOLDINGS INC
↑	COMFORT SYSTEMS USA INC
↑	COHERENT CORP
↑	IREN LTD
↑	GENEDX HOLDINGS CORP

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	MERIT MEDICAL SYSTEMS INC
↓	BELLRING BRANDS INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-AR-14214M815

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	13.02	3.81	8.10
Class C (with sales charge)	13.02	3.81	8.10
Russell 3000® Index	17.15	13.15	13.94
Russell 2000® Growth Index	13.01	3.18	8.12
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$188,319,987
Number of Holdings	86
Net Advisory Fee	$1,327,869
Portfolio Turnover	154%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	4.1%
Sterling Infrastructure, Inc.	2.8%
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%

Top Sectors*	(%)
Health Care	27.6%
Industrials	24.6%
Information Technology	18.3%
Consumer Discretionary	8.9%
Financials	7.6%
Utilities	2.5%
Energy	2.4%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	4.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
At meetings held on August 14-15, 2025, the Board of Trustees of Carillon Series Trust, on behalf of its series, Carillon Chartwell Small Cap Fund (the “Fund”), voted to terminate in accordance with its terms the Plan of Reorganization and Termination pursuant to which (as previously announced) the Fund would be reorganized into the Carillon Chartwell
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-AR-14214M815

Small Cap Growth Fund (the “Reorganization”). Accordingly, the Reorganization will not occur as previously disclosed and the Fund will remain open for shareholder transactions.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 3	TSR-AR-14214M815

Carillon Chartwell Small Cap Fund
Class I | UMBHX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	LUMENTUM HOLDINGS INC
↑	COMFORT SYSTEMS USA INC
↑	COHERENT CORP
↑	IREN LTD
↑	GENEDX HOLDINGS CORP

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	MERIT MEDICAL SYSTEMS INC
↓	BELLRING BRANDS INC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-AR-14214M799

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	14.10	4.84	11.33
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$188,319,987
Number of Holdings	86
Net Advisory Fee	$1,327,869
Portfolio Turnover	154%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	4.1%
Sterling Infrastructure, Inc.	2.8%
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%

Top Sectors*	(%)
Health Care	27.6%
Industrials	24.6%
Information Technology	18.3%
Consumer Discretionary	8.9%
Financials	7.6%
Utilities	2.5%
Energy	2.4%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	4.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
At meetings held on August 14-15, 2025, the Board of Trustees of Carillon Series Trust, on behalf of its series, Carillon Chartwell Small Cap Fund (the “Fund”), voted to terminate in accordance with its terms the Plan of Reorganization and Termination pursuant to which (as previously announced) the Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund (the “Reorganization”). Accordingly, the Reorganization will not occur as previously disclosed and the Fund will remain open for shareholder transactions.
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-AR-14214M799

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 3	TSR-AR-14214M799

Carillon Chartwell Small Cap Fund
Class R-6 | CSSVX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$87	0.81%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy had strong performance, outperforming the Russell 2000® Growth Index. Small-cap stocks had solid returns in 2025, with the growth style outperforming the value style again for the year. Within the portfolio, the technology and industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the healthcare and the consumer staples sectors had a negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. Specifically, companies that benefited from the global data center capital expenditure (capex) explosion did particularly well last year. These include engineering and construction companies, as well as optical transceiver manufacturers. Another secular theme is the strong aerospace and defense industries.

Top Contributors
↑	LUMENTUM HOLDINGS INC
↑	COMFORT SYSTEMS USA INC
↑	COHERENT CORP
↑	IREN LTD
↑	GENEDX HOLDINGS CORP

Top Detractors
↓	MANHATTAN ASSOCIATES INC
↓	INTEGER HOLDINGS CORP
↓	BLOOM ENERGY CORP
↓	MERIT MEDICAL SYSTEMS INC
↓	BELLRING BRANDS INC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Small Cap Fund	PAGE 1	TSR-AR-14214M765

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	14.19	4.93	9.28
Russell 3000® Index	17.15	13.15	13.94
Russell 2000® Growth Index	13.01	3.18	8.12
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$188,319,987
Number of Holdings	86
Net Advisory Fee	$1,327,869
Portfolio Turnover	154%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	4.1%
Sterling Infrastructure, Inc.	2.8%
Comfort Systems USA, Inc.	2.5%
Merit Medical Systems, Inc.	2.5%
Coherent Corp.	2.4%
Lumentum Holdings, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.4%
Fabrinet	2.3%
Applied Industrial Technologies, Inc.	2.1%
FTAI Aviation Ltd.	2.1%

Top Sectors*	(%)
Health Care	27.6%
Industrials	24.6%
Information Technology	18.3%
Consumer Discretionary	8.9%
Financials	7.6%
Utilities	2.5%
Energy	2.4%
Real Estate	2.0%
Communication Services	1.9%
Cash & Other	4.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
At meetings held on August 14-15, 2025, the Board of Trustees of Carillon Series Trust, on behalf of its series, Carillon Chartwell Small Cap Fund (the “Fund”), voted to terminate in accordance with its terms the Plan of Reorganization and Termination pursuant to which (as previously announced) the Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund (the “Reorganization”). Accordingly, the Reorganization will not occur as previously disclosed and the Fund will remain open for shareholder transactions.
Carillon Chartwell Small Cap Fund	PAGE 2	TSR-AR-14214M765

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund	PAGE 3	TSR-AR-14214M765

Carillon Chartwell Real Income Fund
Class A | BERGX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Absolute and relative returns for the fund were strong in 2025, with the fund outperforming the Bloomberg U.S. Aggregate Index in the calendar year. Within the fixed income market, interest rates moved lower along with inflation expectations. The fund’s relatively shorter duration and significant allocation to Treasury Inflation-Protected Securities (TIPS) was a slight headwind to relative performance. Though the allocation to corporate credit was small, averaging around 5% throughout the year, the selection within credit was a tailwind to relative performance.
• Away from fixed income, the fund held positions in precious metals through holdings in two ETFs as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and energy. A slight headwind to performance was found in equity holdings within consumer discretionary and financials. While the equity allocation is capped at 15%, we see this exposure as an important hedge to the potential negative returns that a rising-rate environment can cause.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class A (without sales charge)	12.85	11.50
Class A (with sales charge)	8.65	8.98
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
Bloomberg U.S. TIPS Index	7.01	6.28
Carillon Chartwell Real Income Fund	PAGE 1	TSR-AR-14214M468

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$260,566,870
Number of Holdings	70
Net Advisory Fee	$767,948
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	64.1%
Common Stocks	14.1%
Commercial Mortgage-Backed Securities	6.6%
Exchange Traded Funds	5.0%
Corporate Bonds	3.1%
Asset-Backed Securities	1.8%
Agency Mortgage-Backed Securities	1.6%
U.S. Government Agency Issues	1.1%
U.S. Treasury Bills	0.7%
Cash & Other	1.9%

Credit Breakdown*	(%)
US GVT/AGENCY	84.5%
AAA	8.5%
A	0.8%
BBB	1.4%
BB	1.4%
B	1.2%
UNRATED	2.4%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon Chartwell Real Income Fund by 0.10%, and decreasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.09%. These changes went into effect as of May 1, 2025.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-AR-14214M468

Carillon Chartwell Real Income Fund
Class C | BERHX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Absolute and relative returns for the fund were strong in 2025, with the fund outperforming the Bloomberg U.S. Aggregate Index in the calendar year. Within the fixed income market, interest rates moved lower along with inflation expectations. The fund’s relatively shorter duration and significant allocation to Treasury Inflation-Protected Securities (TIPS) was a slight headwind to relative performance. Though the allocation to corporate credit was small, averaging around 5% throughout the year, the selection within credit was a tailwind to relative performance.
• Away from fixed income, the fund held positions in precious metals through holdings in two ETFs as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and energy. A slight headwind to performance was found in equity holdings within consumer discretionary and financials. While the equity allocation is capped at 15%, we see this exposure as an important hedge to the potential negative returns that a rising-rate environment can cause.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class C (without sales charge)	12.16	10.74
Class C (with sales charge)	12.16	10.74
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
Bloomberg U.S. TIPS Index	7.01	6.28
Carillon Chartwell Real Income Fund	PAGE 1	TSR-AR-14214M450

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$260,566,870
Number of Holdings	70
Net Advisory Fee	$767,948
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	64.1%
Common Stocks	14.1%
Commercial Mortgage-Backed Securities	6.6%
Exchange Traded Funds	5.0%
Corporate Bonds	3.1%
Asset-Backed Securities	1.8%
Agency Mortgage-Backed Securities	1.6%
U.S. Government Agency Issues	1.1%
U.S. Treasury Bills	0.7%
Cash & Other	1.9%

Credit Breakdown*	(%)
US GVT/AGENCY	84.5%
AAA	8.5%
A	0.8%
BBB	1.4%
BB	1.4%
B	1.2%
UNRATED	2.4%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon Chartwell Real Income Fund by 0.10%, and decreasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.09%. These changes went into effect as of May 1, 2025.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-AR-14214M450

Carillon Chartwell Real Income Fund
Class I | BERIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Absolute and relative returns for the fund were strong in 2025, with the fund outperforming the Bloomberg U.S. Aggregate Index in the calendar year. Within the fixed income market, interest rates moved lower along with inflation expectations. The fund’s relatively shorter duration and significant allocation to Treasury Inflation-Protected Securities (TIPS) was a slight headwind to relative performance. Though the allocation to corporate credit was small, averaging around 5% throughout the year, the selection within credit was a tailwind to relative performance.
• Away from fixed income, the fund held positions in precious metals through holdings in two ETFs as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and energy. A slight headwind to performance was found in equity holdings within consumer discretionary and financials. While the equity allocation is capped at 15%, we see this exposure as an important hedge to the potential negative returns that a rising-rate environment can cause.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.22	4.76	4.94
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Bloomberg U.S. TIPS Index	7.01	1.12	3.09
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-AR-16140T202

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$260,566,870
Number of Holdings	70
Net Advisory Fee	$767,948
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	64.1%
Common Stocks	14.1%
Commercial Mortgage-Backed Securities	6.6%
Exchange Traded Funds	5.0%
Corporate Bonds	3.1%
Asset-Backed Securities	1.8%
Agency Mortgage-Backed Securities	1.6%
U.S. Government Agency Issues	1.1%
U.S. Treasury Bills	0.7%
Cash & Other	1.9%

Credit Breakdown*	(%)
US GVT/AGENCY	84.5%
AAA	8.5%
A	0.8%
BBB	1.4%
BB	1.4%
B	1.2%
UNRATED	2.4%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon Chartwell Real Income Fund by 0.10%, and decreasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.09%. These changes went into effect as of May 1, 2025.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-AR-16140T202

Carillon Chartwell Real Income Fund
Class R-6 | BERSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$48	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Absolute and relative returns for the fund were strong in 2025, with the fund outperforming the Bloomberg U.S. Aggregate Index in the calendar year. Within the fixed income market, interest rates moved lower along with inflation expectations. The fund’s relatively shorter duration and significant allocation to Treasury Inflation-Protected Securities (TIPS) was a slight headwind to relative performance. Though the allocation to corporate credit was small, averaging around 5% throughout the year, the selection within credit was a tailwind to relative performance.
• Away from fixed income, the fund held positions in precious metals through holdings in two ETFs as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and energy. A slight headwind to performance was found in equity holdings within consumer discretionary and financials. While the equity allocation is capped at 15%, we see this exposure as an important hedge to the potential negative returns that a rising-rate environment can cause.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class R-6 (without sales charge)	13.39	11.97
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
Bloomberg U.S. TIPS Index	7.01	6.28
Carillon Chartwell Real Income Fund	PAGE 1	TSR-AR-14214M443

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$260,566,870
Number of Holdings	70
Net Advisory Fee	$767,948
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	64.1%
Common Stocks	14.1%
Commercial Mortgage-Backed Securities	6.6%
Exchange Traded Funds	5.0%
Corporate Bonds	3.1%
Asset-Backed Securities	1.8%
Agency Mortgage-Backed Securities	1.6%
U.S. Government Agency Issues	1.1%
U.S. Treasury Bills	0.7%
Cash & Other	1.9%

Credit Breakdown*	(%)
US GVT/AGENCY	84.5%
AAA	8.5%
A	0.8%
BBB	1.4%
BB	1.4%
B	1.2%
UNRATED	2.4%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
Changes to Shareholder Fees (fees paid directly from your investment):
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreasing the investment advisory and subadvisory fee rate for the Carillon Chartwell Real Income Fund by 0.10%, and decreasing the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund by 0.09%. These changes went into effect as of May 1, 2025.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 1, 2025, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-AR-14214M443

Carillon Chartwell Short Duration High Yield Fund
Class A | CWFAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2025, fund performance benefited from both tighter credit spreads and lower interest rates.
• Credit spreads widened briefly in the spring on tariff uncertainty but recovered by summer with greater clarity on how industries and individual companies could adjust their business plans.
• The portfolio’s short duration focus, along with relatively high coupon income from corporate credits, worked well to contribute steady monthly returns throughout the year.
• While most of the fund’s return was driven by coupon income, average price also appreciated, contributing to total return. The portfolio’s effective duration shortened somewhat over the course of the year.
• Overall security selection contributed positively to the fund’s relative performance, while sector allocation was a negative contributor.
• Overweight positions and good credit selection in the transportation and leisure sectors were the largest positive contributors to the fund’s return. This was partially offset by weak contributions from underweight positions in consumer goods and automotive. Every sector contributed positive absolute returns for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-AR-14214M435

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class A (without sales charge)	6.74	6.75
Class A (with sales charge)	2.73	4.33
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.22	7.54
Bloomberg Intermediate U.S. Government/Credit Index	6.97	6.87
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$298,079,436
Number of Holdings	73
Net Advisory Fee	$665,587
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Block, Inc.	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.5%
Boyd Gaming Corp.	2.5%
Darling Ingredients, Inc.	2.5%
Kinetik Holdings LP	2.5%
Teva Pharmaceutical Finance Netherlands III BV	2.5%
Medline Borrower LP	2.4%
OneMain Finance Corp.	2.4%

Security Type	(%)
Corporate Bonds	93.9%
Cash & Other	6.1%

Credit Breakdown*	(%)
AAA	5.0%
BBB	24.1%
BB	70.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-AR-14214M435

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 3	TSR-AR-14214M435

Carillon Chartwell Short Duration High Yield Fund
Class C | CWFCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2025, fund performance benefited from both tighter credit spreads and lower interest rates.
• Credit spreads widened briefly in the spring on tariff uncertainty but recovered by summer with greater clarity on how industries and individual companies could adjust their business plans.
• The portfolio’s short duration focus, along with relatively high coupon income from corporate credits, worked well to contribute steady monthly returns throughout the year.
• While most of the fund’s return was driven by coupon income, average price also appreciated, contributing to total return. The portfolio’s effective duration shortened somewhat over the course of the year.
• Overall security selection contributed positively to the fund’s relative performance, while sector allocation was a negative contributor.
• Overweight positions and good credit selection in the transportation and leisure sectors were the largest positive contributors to the fund’s return. This was partially offset by weak contributions from underweight positions in consumer goods and automotive. Every sector contributed positive absolute returns for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-AR-14214M427

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class C (without sales charge)	5.94	5.96
Class C (with sales charge)	5.94	5.96
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.22	7.54
Bloomberg Intermediate Government/Credit Index	6.97	6.87
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$298,079,436
Number of Holdings	73
Net Advisory Fee	$665,587
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Block, Inc.	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.5%
Boyd Gaming Corp.	2.5%
Darling Ingredients, Inc.	2.5%
Kinetik Holdings LP	2.5%
Teva Pharmaceutical Finance Netherlands III BV	2.5%
Medline Borrower LP	2.4%
OneMain Finance Corp.	2.4%

Security Type	(%)
Corporate Bonds	93.9%
Cash & Other	6.1%

Credit Breakdown*	(%)
AAA	5.0%
BBB	24.1%
BB	70.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-AR-14214M427

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 3	TSR-AR-14214M427

Carillon Chartwell Short Duration High Yield Fund
Class I | CWFIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2025, fund performance benefited from both tighter credit spreads and lower interest rates.
• Credit spreads widened briefly in the spring on tariff uncertainty but recovered by summer with greater clarity on how industries and individual companies could adjust their business plans.
• The portfolio’s short duration focus, along with relatively high coupon income from corporate credits, worked well to contribute steady monthly returns throughout the year.
• While most of the fund’s return was driven by coupon income, average price also appreciated, contributing to total return. The portfolio’s effective duration shortened somewhat over the course of the year.
• Overall security selection contributed positively to the fund’s relative performance, while sector allocation was a negative contributor.
• Overweight positions and good credit selection in the transportation and leisure sectors were the largest positive contributors to the fund’s return. This was partially offset by weak contributions from underweight positions in consumer goods and automotive. Every sector contributed positive absolute returns for the year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-AR-16140T400

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.99	3.88	4.23
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.22	4.50	4.99
Bloomberg Intermediate U.S. Government/Credit Index	6.97	0.96	2.29
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$298,079,436
Number of Holdings	73
Net Advisory Fee	$665,587
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Block, Inc.	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.5%
Boyd Gaming Corp.	2.5%
Darling Ingredients, Inc.	2.5%
Kinetik Holdings LP	2.5%
Teva Pharmaceutical Finance Netherlands III BV	2.5%
Medline Borrower LP	2.4%
OneMain Finance Corp.	2.4%

Security Type	(%)
Corporate Bonds	93.9%
Cash & Other	6.1%

Credit Breakdown*	(%)
AAA	5.0%
BBB	24.1%
BB	70.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-AR-16140T400

Carillon Chartwell Short Duration High Yield Fund
Class R-6 | CWFRX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2025, fund performance benefited from both tighter credit spreads and lower interest rates.
• Credit spreads widened briefly in the spring on tariff uncertainty but recovered by summer with greater clarity on how industries and individual companies could adjust their business plans.
• The portfolio’s short duration focus, along with relatively high coupon income from corporate credits, worked well to contribute steady monthly returns throughout the year.
• While most of the fund’s return was driven by coupon income, average price also appreciated, contributing to total return. The portfolio’s effective duration shortened somewhat over the course of the year.
• Overall security selection contributed positively to the fund’s relative performance, while sector allocation was a negative contributor.
• Overweight positions and good credit selection in the transportation and leisure sectors were the largest positive contributors to the fund’s return. This was partially offset by weak contributions from underweight positions in consumer goods and automotive. Every sector contributed positive absolute returns for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-AR-14214M419

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/26/2024)
Class R-6 (without sales charge)	7.10	7.12
Bloomberg U.S. Aggregate Bond Index	7.30	7.09
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.22	7.54
Bloomberg Intermediate U.S. Government/Credit Index	6.97	6.87
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$298,079,436
Number of Holdings	73
Net Advisory Fee	$665,587
Portfolio Turnover	36%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Top 10 Issuers	(%)
Block, Inc.	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.5%
Boyd Gaming Corp.	2.5%
Darling Ingredients, Inc.	2.5%
Kinetik Holdings LP	2.5%
Teva Pharmaceutical Finance Netherlands III BV	2.5%
Medline Borrower LP	2.4%
OneMain Finance Corp.	2.4%

Security Type	(%)
Corporate Bonds	93.9%
Cash & Other	6.1%

Credit Breakdown*	(%)
AAA	5.0%
BBB	24.1%
BB	70.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-AR-14214M419

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 3	TSR-AR-14214M419

Carillon Reams Core Bond Fund
Class A | CRCBX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year driven by lower interest rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractors in 2025 were yield curve positioning and an underweight to the government-related sector. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Bond Fund	PAGE 1	TSR-AR-14214L270

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	7.30	-0.79	2.29
Class A (with sales charge)	3.29	-1.54	1.81
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$472,836,805
Number of Holdings	277
Net Advisory Fee	$880,207
Portfolio Turnover	430%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.2%
Asset-Backed Securities	24.7%
U.S. Treasury Securities	22.2%
Agency Mortgage-Backed Securities	18.6%
Commercial Mortgage-Backed Securities	17.7%
Cash & Other	-13.4%

Credit Breakdown*	(%)
US GVT/AGENCY	41.1%
AAA	28.2%
AA	3.0%
A	18.7%
BBB	7.8%
Cash & Cash Equivalent	1.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-AR-14214L270

Carillon Reams Core Bond Fund
Class C | CRCDX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year driven by lower interest rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractors in 2025 were yield curve positioning and an underweight to the government-related sector. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Bond Fund	PAGE 1	TSR-AR-14214L262

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	6.45	-1.53	1.52
Class C (with sales charge)	6.45	-1.53	1.52
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$472,836,805
Number of Holdings	277
Net Advisory Fee	$880,207
Portfolio Turnover	430%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.2%
Asset-Backed Securities	24.7%
U.S. Treasury Securities	22.2%
Agency Mortgage-Backed Securities	18.6%
Commercial Mortgage-Backed Securities	17.7%
Cash & Other	-13.4%

Credit Breakdown*	(%)
US GVT/AGENCY	41.1%
AAA	28.2%
AA	3.0%
A	18.7%
BBB	7.8%
Cash & Cash Equivalent	1.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-AR-14214L262

Carillon Reams Core Bond Fund
Class I | SCCIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year driven by lower interest rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractors in 2025 were yield curve positioning and an underweight to the government-related sector. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Bond Fund	PAGE 1	TSR-AR-14214L254

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.63	-0.42	2.72
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$472,836,805
Number of Holdings	277
Net Advisory Fee	$880,207
Portfolio Turnover	430%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.2%
Asset-Backed Securities	24.7%
U.S. Treasury Securities	22.2%
Agency Mortgage-Backed Securities	18.6%
Commercial Mortgage-Backed Securities	17.7%
Cash & Other	-13.4%

Credit Breakdown*	(%)
US GVT/AGENCY	41.1%
AAA	28.2%
AA	3.0%
A	18.7%
BBB	7.8%
Cash & Cash Equivalent	1.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-AR-14214L254

Carillon Reams Core Bond Fund
Class R-6 | CRCUX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$36	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year driven by lower interest rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractors in 2025 were yield curve positioning and an underweight to the government-related sector. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Reams Core Bond Fund	PAGE 1	TSR-AR-14214L221

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	7.72	-0.37	2.72
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$472,836,805
Number of Holdings	277
Net Advisory Fee	$880,207
Portfolio Turnover	430%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
Corporate Bonds	30.2%
Asset-Backed Securities	24.7%
U.S. Treasury Securities	22.2%
Agency Mortgage-Backed Securities	18.6%
Commercial Mortgage-Backed Securities	17.7%
Cash & Other	-13.4%

Credit Breakdown*	(%)
US GVT/AGENCY	41.1%
AAA	28.2%
AA	3.0%
A	18.7%
BBB	7.8%
Cash & Cash Equivalent	1.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 2	TSR-AR-14214L221

Carillon Reams Core Plus Bond Fund
Class A | SCPDX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Emerging markets and non-U.S. dollar exposure were additive with the Latin American  region performing well. In addition, the U.S. dollar was weaker against every G10 currency. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was an underweight to the government-related sector, which outperformed during the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-AR-14214M666

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	8.36	-0.12	2.81
Class A (with sales charge)	4.29	-0.88	2.32
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,041,725,297
Number of Holdings	311
Net Advisory Fee	$4,752,811
Portfolio Turnover	440%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	30.0%
Corporate Bonds	23.5%
Asset-Backed Securities	23.0%
Agency Mortgage-Backed Securities	17.8%
Commercial Mortgage-Backed Securities	14.8%
U.S. Treasury Bills	2.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.9%
Credit Default Swaps	0.2%
Cash & Other	-13.9%

Credit Breakdown*	(%)
US GVT/AGENCY	48.2%
AAA	24.3%
AA	2.5%
A	16.8%
BBB	4.6%
Below IG	4.3%
Cash & Cash Equivalent	1.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-AR-14214M666

Carillon Reams Core Plus Bond Fund
Class C | SCPEX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Emerging markets and non-U.S. dollar exposure were additive with the Latin American  region performing well. In addition, the U.S. dollar was weaker against every G10 currency. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was an underweight to the government-related sector, which outperformed during the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-AR-14214M658

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	7.50	-0.87	2.05
Class C (with sales charge)	7.50	-0.87	2.05
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,041,725,297
Number of Holdings	311
Net Advisory Fee	$4,752,811
Portfolio Turnover	440%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	30.0%
Corporate Bonds	23.5%
Asset-Backed Securities	23.0%
Agency Mortgage-Backed Securities	17.8%
Commercial Mortgage-Backed Securities	14.8%
U.S. Treasury Bills	2.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.9%
Credit Default Swaps	0.2%
Cash & Other	-13.9%

Credit Breakdown*	(%)
US GVT/AGENCY	48.2%
AAA	24.3%
AA	2.5%
A	16.8%
BBB	4.6%
Below IG	4.3%
Cash & Cash Equivalent	1.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-AR-14214M658

Carillon Reams Core Plus Bond Fund
Class I | SCPZX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Emerging markets and non-U.S. dollar exposure were additive with the Latin American  region performing well. In addition, the U.S. dollar was weaker against every G10 currency. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was an underweight to the government-related sector, which outperformed during the year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-AR-14214M641

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	8.68	0.24	3.27
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,041,725,297
Number of Holdings	311
Net Advisory Fee	$4,752,811
Portfolio Turnover	440%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	30.0%
Corporate Bonds	23.5%
Asset-Backed Securities	23.0%
Agency Mortgage-Backed Securities	17.8%
Commercial Mortgage-Backed Securities	14.8%
U.S. Treasury Bills	2.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.9%
Credit Default Swaps	0.2%
Cash & Other	-13.9%

Credit Breakdown*	(%)
US GVT/AGENCY	48.2%
AAA	24.3%
AA	2.5%
A	16.8%
BBB	4.6%
Below IG	4.3%
Cash & Cash Equivalent	1.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-AR-14214M641

Carillon Reams Core Plus Bond Fund
Class R-6 | SCPWX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$42	0.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance vs. the Bloomberg U.S. Aggregate Bond Index during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. An overweight to the IG credit sector, which outperformed, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Emerging markets and non-U.S. dollar exposure were additive with the Latin American  region performing well. In addition, the U.S. dollar was weaker against every G10 currency. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was an underweight to the government-related sector, which outperformed during the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-AR-14214M617

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	8.75	0.27	3.23
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,041,725,297
Number of Holdings	311
Net Advisory Fee	$4,752,811
Portfolio Turnover	440%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	30.0%
Corporate Bonds	23.5%
Asset-Backed Securities	23.0%
Agency Mortgage-Backed Securities	17.8%
Commercial Mortgage-Backed Securities	14.8%
U.S. Treasury Bills	2.0%
Foreign Government Debt Obligations	1.7%
Medium-Term Notes	0.9%
Credit Default Swaps	0.2%
Cash & Other	-13.9%

Credit Breakdown*	(%)
US GVT/AGENCY	48.2%
AAA	24.3%
AA	2.5%
A	16.8%
BBB	4.6%
Below IG	4.3%
Cash & Cash Equivalent	1.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-AR-14214M617

Carillon Reams Unconstrained Bond Fund
Class A | SUBDX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. The allocation to the IG credit sector, which performed well amid strong demand, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. Emerging markets and non-U.S. dollar exposure were additive with the Latin American region performing well. In addition, the U.S. dollar was weaker against every G10 currency. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was yield curve positioning. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-AR-14214M740

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	10.17	3.19	4.03
Class A (with sales charge)	6.07	2.39	3.54
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
ICE BofA US 3-Month Treasury Bill Index	4.21	3.19	2.58
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,163,994,253
Number of Holdings	270
Net Advisory Fee	$6,441,079
Portfolio Turnover	428%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	31.3%
Commercial Mortgage-Backed Securities	17.9%
Agency Mortgage-Backed Securities	14.8%
Asset-Backed Securities	12.5%
Corporate Bonds	11.5%
Foreign Government Debt Obligations	5.9%
Medium-Term Notes	1.6%
Credit Default Swaps	0.5%
Interest Rate Swaps	0.4%
Cash & Other	3.6%

Credit Breakdown*	(%)
US GVT/AGENCY	46.8%
AAA	28.9%
AA	2.1%
A	8.0%
BBB	2.9%
Below IG	12.1%
Cash & Cash Equivalent	4.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-AR-14214M740

Carillon Reams Unconstrained Bond Fund
Class C | SUBEX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. The allocation to the IG credit sector, which performed well amid strong demand, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. Emerging markets and non-U.S. dollar exposure were additive with the Latin American region performing well. In addition, the U.S. dollar was weaker against every G10 currency. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was yield curve positioning. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-AR-14214M732

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	9.43	2.41	3.25
Class C (with sales charge)	9.43	2.41	3.25
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
ICE BofA US 3-Month Treasury Bill Index	4.21	3.19	2.58
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,163,994,253
Number of Holdings	270
Net Advisory Fee	$6,441,079
Portfolio Turnover	428%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	31.3%
Commercial Mortgage-Backed Securities	17.9%
Agency Mortgage-Backed Securities	14.8%
Asset-Backed Securities	12.5%
Corporate Bonds	11.5%
Foreign Government Debt Obligations	5.9%
Medium-Term Notes	1.6%
Credit Default Swaps	0.5%
Interest Rate Swaps	0.4%
Cash & Other	3.6%

Credit Breakdown*	(%)
US GVT/AGENCY	46.8%
AAA	28.9%
AA	2.1%
A	8.0%
BBB	2.9%
Below IG	12.1%
Cash & Cash Equivalent	4.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-AR-14214M732

Carillon Reams Unconstrained Bond Fund
Class I | SUBFX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. The allocation to the IG credit sector, which performed well amid strong demand, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. Emerging markets and non-U.S. dollar exposure were additive with the Latin American region performing well. In addition, the U.S. dollar was weaker against every G10 currency. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was yield curve positioning. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-AR-14214M724

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	10.61	3.50	4.30
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA US 3-Month Treasury Bill Index	4.21	3.19	2.19
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,163,994,253
Number of Holdings	270
Net Advisory Fee	$6,441,079
Portfolio Turnover	428%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	31.3%
Commercial Mortgage-Backed Securities	17.9%
Agency Mortgage-Backed Securities	14.8%
Asset-Backed Securities	12.5%
Corporate Bonds	11.5%
Foreign Government Debt Obligations	5.9%
Medium-Term Notes	1.6%
Credit Default Swaps	0.5%
Interest Rate Swaps	0.4%
Cash & Other	3.6%

Credit Breakdown*	(%)
US GVT/AGENCY	46.8%
AAA	28.9%
AA	2.1%
A	8.0%
BBB	2.9%
Below IG	12.1%
Cash & Cash Equivalent	4.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-AR-14214M724

Carillon Reams Unconstrained Bond Fund
Class R-6 | SUBTX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$54	0.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Three consecutive 25 basis-point rate cuts by the Fed at the end of 2025 pushed short-term yields lower, bringing down the front end of the curve. Notably, the yield curve steepened as long-term rates remained elevated, normalizing the term structure. Despite the Fed’s late-year dovish stance, longer-term inflation expectations remained largely in check. Nearly every fixed income sector experienced spread compression during the year. Investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted strong, positive excess returns in 2025.
• Corporate credit and securitized credit were strong contributors to performance during the year. The tilt toward MBS contributed the most as the sector rallied notably toward the end of the year, driven by lower interest-rate volatility. The positioning in the belly of the coupon stack provided a further tailwind. The allocation to the IG credit sector, which performed well amid strong demand, aided performance. A bias toward defensive sectors provided positive selection effects. Opportunistic exposure to HY corporate credit benefitted from strong sentiment in risk markets. Emerging markets and non-U.S. dollar exposure were additive with the Latin American region performing well. In addition, the U.S. dollar was weaker against every G10 currency. The ABS sector, supported by favorable income characteristics, was another contributor. CMBS were marginally positive for the year. Duration positioning had a positive impact as rates generally declined across the curve.
• The only slight detractor in 2025 was yield curve positioning. On the macroeconomic front, yield curve positioning was a minor offset to positive effects from duration positioning.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-AR-14214M682

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	10.72	3.60	4.44
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.76
ICE BofA US 3-Month Treasury Bill Index	4.21	3.19	2.58
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,163,994,253
Number of Holdings	270
Net Advisory Fee	$6,441,079
Portfolio Turnover	428%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	31.3%
Commercial Mortgage-Backed Securities	17.9%
Agency Mortgage-Backed Securities	14.8%
Asset-Backed Securities	12.5%
Corporate Bonds	11.5%
Foreign Government Debt Obligations	5.9%
Medium-Term Notes	1.6%
Credit Default Swaps	0.5%
Interest Rate Swaps	0.4%
Cash & Other	3.6%

Credit Breakdown*	(%)
US GVT/AGENCY	46.8%
AAA	28.9%
AA	2.1%
A	8.0%
BBB	2.9%
Below IG	12.1%
Cash & Cash Equivalent	4.6%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Ratings of BB+, or its equivalent, and lower may be lumped into the Below IG category. Credit quality is subject to change. The Credit Breakdown may not sum to 100% in certain cases. To the extent derivative instruments are held and shown at full notional value, collateral will be assigned to its defined Credit Rating category. Cash & Cash Equivalents are generally defined as securities with an effective duration less than one year and rated investment grade.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-AR-14214M682

Item 1. Reports to Shareholders (Continued)

(b) Not applicable to the Trust.

Item 2. Code of Ethics

As of the end of the fiscal period December 31, 2025, Carillon Series Trust (the “Trust”) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. The Trust has not made any amendments to its code of ethics during the covered period, other than technical, administrative, and other non-substantive amendments. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Trust’s Board of Trustees (“Board”) has determined that Liana Marante is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Ms. Marante is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services1

(a) Audit Fees

The aggregate fees billed by the Trust’s independent public accountant, PricewaterhouseCoopers LLP (“PwC”), for professional services rendered in connection with the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $492,000 for the fiscal period ended December 31, 2024, and $556,000 for the fiscal period ended December 31, 2025.

(b) Audit-Related Fees

There were no aggregate fees PwC billed to the Trust for assurance and related services which are reasonably related to the performance of the Trust’s audit and are not reported under Item 4(a) for the fiscal periods ended December 31, 2024, and December 31, 2025. The aggregate fees PwC billed to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for assurance and other services directly related to the operations and financial reporting of the Trust were $0 for the fiscal period ended December 31, 2024, and $0 for the fiscal period ended December 31, 2025.

(c) Tax Fees

The aggregate tax fees PwC billed to the Trust for tax compliance, tax advice, and tax planning services were $106,000 for the fiscal period ended December 31, 2024, and $110,000 for the fiscal period ended December 31, 2025. There were no aggregate tax fees PwC billed to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for services directly related to the operations and financial reporting of the Trust for the fiscal periods ended December 31, 2024, and December 31, 2025.

(d) All Other Fees

For the fiscal periods ended December 31, 2024, and December 31, 2025, the Trust paid PwC no other fees. There were no aggregate fees PwC billed to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for any other services directly related to the operations and financial reporting of the Trust for the fiscal periods ended December 31, 2024, and December 31, 2025.

1 All accountant fees and services amounts are rounded to the nearest whole thousand.

(e)(1) The Trust’s Audit Committee Charter provides that the Audit Committee (comprised of Independent Trustees of the Trust) is responsible for pre-approval of all auditing services performed for the Trust. The Audit Committee reports to the Board regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and the majority of the Board (including the majority of the members of the Board who are Independent Trustees) must approve the auditor at an in-person meeting. The Audit Committee also is responsible for pre-approval (subject to the de minimis exception for non-audit services described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, and that are not expecting to exceed $5,000) of all non-auditing services performed for the Trust or for any service affiliate of the Trust that relates directly to the operations and financial reporting of the Trust. The Trust’s Audit Committee Charter also permits a designated member of the Audit Committee to pre-approve, between meetings, one or more non-audit service projects, subject to ratification by the Audit Committee at the next meeting of the Audit Committee.

(2) The Trust’s Audit Committee pre-approved all fees described above which PwC billed to the Trust.

(f) Less than 50% of the hours billed by PwC for auditing services to the Trust for the fiscal period ended December 31, 2025, were for work performed by persons other than full-time, permanent employees of PwC.

(g) There were no aggregate non-audit fees billed by PwC to the Trust and to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser that provides ongoing services to the Trust for the fiscal periods ended December 31, 2024, and December 31, 2025.

(h) The Trust’s Audit Committee has considered the non-audit services provided to the Trust and the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser that provides ongoing services to the Trust as described above and determined that these services do not compromise PwC’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

(a) The Board has established a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Its members are Liana Marante (Chair), Deborah L. Talbot, PhD and Jerry A. Webman, PhD.

(b) Not applicable to the Registrant.

Item 6. Investments

(a)	The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)-(b). The Registrant’s Financial Statements and Financial Highlights for the period ended December 31, 2025, are as follows:

RJ Eagle Municipal Income ETF
RJ Eagle Vertical Income ETF
RJ Eagle GCM Dividend Select Income ETF
Core Financial Statements
December 31, 2025

RJ EAGLE MUNICIPAL INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
MUNICIPAL BONDS — 98.4%
Alabama — 3.3%
Albertville Board of Education, 4.40%, 02/01/2045	$130,000	$129,775
Southeast Energy Authority A Cooperative District, 5.25%, 11/01/2055(a)	500,000	549,726
		679,501
Arizona — 4.1%
City of Phoenix Civic Improvement Corp., 4.00%, 07/01/2038(b)	395,000	394,465
Industrial Development Authority of the County of Pima, 5.00%, 07/01/2037 (Obligor: Ctr For Academic Success)	430,000	438,182
		832,647
Arkansas — 0.9%
Arkansas Development Finance Authority, 5.00%, 09/01/2037 (Obligor: Baptist Mem Hlth Oblg Grp)	75,000	77,620
University of Arkansas, 5.00%, 11/01/2037 (Obligor: Univ Of Ar Fayetteville)	100,000	113,490
		191,110
California — 7.1%
California Municipal Finance Authority, 5.00%, 01/01/2036 (Obligor: Northern Calif Ret Ofcrs)	270,000	280,387
California Statewide Communities Development Authority
5.00%, 09/02/2038	515,000	546,207
4.00%, 06/01/2046 (Obligor: Montage Health Oblig Grp)	495,000	488,309
El Dorado Irrigation District, 4.00%, 03/01/2046	145,000	138,936
		1,453,839
Colorado — 4.4%
City of Colorado Springs CO Utilities System Revenue, 5.00%, 11/15/2048	450,000	460,496
City of Fort Collins CO Electric Utility Enterprise Revenue, 5.00%, 12/01/2039	95,000	98,579
Colorado Health Facilities Authority, 4.00%, 08/01/2038 (Obligor: Commonspirit Hlth Oblig)	240,000	239,815
Park Creek Metropolitan District, 5.00%, 12/01/2038	95,000	103,869
		902,759
Florida — 13.2%
City of Jacksonville FL, 5.00%, 08/15/2033 (Obligor: Baptist Hlth Sys Oblg Grp)	105,000	107,952

	Par	Value
City of Pensacola FL Airport Revenue, 5.25%, 10/01/2041(b)	$275,000	$299,191
City of Sunrise FL, 3.00%, 10/01/2050	495,000	369,567
County of Broward FL Port Facilities Revenue, 5.00%, 09/01/2034(b)	200,000	217,688
County of Lee FL Airport Revenue, 5.00%, 10/01/2032(b)	70,000	76,454
County of Miami-Dade Seaport Department, 5.00%, 10/01/2034(b)	85,000	92,616
Florida Development Finance Corp., 5.00%, 02/01/2037 (Obligor: Shands Jacksonville Oblig)	465,000	489,597
Florida Higher Educational Facilities Financing Authority, 5.00%, 10/01/2036 (Obligor: Florida Institute Of Tech)	110,000	113,592
Greater Orlando Aviation Authority
5.25%, 11/01/2034 (Obligor: United Airlines Inc)(b)	500,000	535,977
5.25%, 10/01/2045(b)	160,000	168,655
School District of Broward County/FL, 5.00%, 07/01/2034	210,000	216,040
		2,687,329
Georgia — 2.9%
Atlanta Urban Residential Finance Authority, 4.95%, 06/01/2046 (Obligor: Ccp Residential I Llc)	100,000	101,637
Main Street Natural Gas, Inc., 5.00%, 12/01/2054(a)	455,000	487,358
		588,995
Illinois — 8.7%
Chicago Board of Education, 5.00%, 12/01/2034	100,000	100,390
City of Chicago IL, 5.00%, 01/01/2033	135,000	143,528
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2037	425,000	432,249
County of Cook IL Sales Tax Revenue, 5.00%, 11/15/2034	100,000	103,674
Illinois Finance Authority, 5.00%, 07/01/2043	90,000	97,756
Illinois State Toll Highway Authority, 5.00%, 01/01/2042	455,000	464,593
Will County Township High School District No 204 Joliet, 5.00%, 01/01/2036	435,000	443,271
		1,785,461
Indiana — 4.1%
Concord Community Schools Building Corp., 5.00%, 07/15/2039	300,000	333,648
Greater Clark Building Corp., 5.00%, 07/15/2040	320,000	349,272

The accompanying notes are an integral part of these financial statements.

1

RJ EAGLE MUNICIPAL INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Wayne Township School Building Corp./Marion County IN, 5.00%, 07/15/2041	$140,000	$148,657
		831,577
Kansas — 0.5%
City of Lawrence KS, 5.00%, 07/01/2043 (Obligor: Lawrence Memorial Hosp)	100,000	100,943
Kentucky — 3.0%
Kentucky Public Energy Authority, 5.25%, 04/01/2054(a)	225,000	242,997
Kentucky Rural Water Finance Corp., 2.00%, 02/01/2034	300,000	261,544
Kentucky State Property & Building Commission, 5.00%, 10/01/2032	110,000	111,882
		616,423
Louisiana — 1.8%
Louisiana Public Facilities Authority, 5.00%, 01/01/2038 (Obligor: South Quad L3c)	90,000	101,590
New Orleans Aviation Board, 5.25%, 01/01/2041(b)	245,000	264,514
		366,104
Massachusetts — 0.5%
Massachusetts Development Finance Agency, 5.00%, 10/01/2035 (Obligor: Simmons University)	105,000	103,695
Michigan — 1.0%
Chippewa Valley Schools, 5.00%, 05/01/2039	125,000	138,289
Dexter Community Schools, 6.00%, 05/01/2026	70,000	70,764
		209,053
Minnesota — 1.8%
City of Minneapolis MN, 5.00%, 11/15/2034 (Obligor: Fairview Hlth Svcs Oblig)	205,000	212,531
Minnesota Agricultural & Economic Development Board, 4.00%, 01/01/2049 (Obligor: Healthpartners Oblig Grp)	180,000	161,931
		374,462
Missouri — 0.5%
City of Smithville MO, 5.00%, 09/01/2036	95,000	107,423
Nebraska — 2.2%
Central Plains Energy Project, 5.00%, 05/01/2053(a)	425,000	443,407

	Par	Value
New Hampshire — 1.4%
New Hampshire Housing Finance Authority, 4.00%, 07/01/2039	$280,000	$282,430
New Jersey — 1.8%
New Jersey Higher Education Student Assistance Authority, 5.00%, 12/01/2028(b)	225,000	235,858
Tobacco Settlement Financing Corp., 5.00%, 06/01/2031	120,000	125,380
		361,238
New York — 1.8%
City of New York NY, 5.00%, 12/01/2039	180,000	187,301
New York State Housing Finance Agency, 2.10%, 11/01/2035	205,000	174,235
		361,536
North Carolina — 2.3%
North Carolina Medical Care Commission, 5.00%, 12/01/2034 (Obligor: Chapel Hill Resdl Ret Obl)	415,000	461,974
Ohio — 4.4%
County of Cuyahoga OH, 5.00%, 01/01/2034 (Obligor: Musical Arts Association)	100,000	106,373
County of Montgomery OH, 5.00%, 08/01/2039 (Obligor: Kettering Health Network)	495,000	524,640
Ohio Higher Educational Facility Commission, 5.00%, 02/01/2041 (Obligor: University Of Dayton)	260,000	275,444
		906,457
Pennsylvania — 0.7%
Philadelphia Authority for Industrial Development, 5.00%, 12/01/2034	135,000	138,723
South Carolina — 2.0%
South Carolina Jobs-Economic Development Authority, 5.00%, 12/01/2039 (Obligor: Lowcountry Leadership Chr)(c)	290,000	290,396
South Carolina State Housing Finance & Development Authority, 5.00%, 01/01/2034	100,000	113,196
		403,592
Tennessee — 3.7%
Johnson City Health & Educational Facilities Board, 5.00%, 07/01/2034 (Obligor: Ballad Health Oblig Group)	120,000	133,370
Knox County Health Educational & Housing Facility Board, 5.00%, 01/01/2036 (Obligor: Covenant Hlth Oblig Grp)	100,000	101,584

The accompanying notes are an integral part of these financial statements.

2

RJ EAGLE MUNICIPAL INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Tennessee — (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.00%, 10/01/2034 (Obligor: Trevecca Nazerene Univ)	$395,000	$407,510
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2037(b)	105,000	110,226
		752,690
Texas — 10.8%
City of Bryan TX Electric System Revenue, 3.00%, 07/01/2038	280,000	259,284
City of Houston TX Airport System Revenue, 5.00%, 07/01/2030(b)	585,000	611,532
City of Laredo TX, 5.00%, 02/15/2043	200,000	215,192
County of Midland TX, 5.00%, 02/15/2044	115,000	121,309
Galveston Independent School District, 4.00%, 02/01/2048	165,000	153,630
Harris County Municipal Utility District No 171, 4.13%, 12/01/2040	100,000	98,984
Lamar Consolidated Independent School District, 5.00%, 02/15/2041	155,000	166,506
Riceland Management District, 4.50%, 09/01/2047	80,000	75,854
Sunfield Municipal Utility District No 1, 4.00%, 09/01/2033	100,000	102,645
Town of Pantego TX, 4.00%, 08/15/2042	130,000	128,335
Washington County Junior College District, 2.25%, 10/01/2038	355,000	272,453
		2,205,724
Utah — 4.5%
City of Salt Lake City UT Airport Revenue, 5.00%, 07/01/2031(b)	890,000	924,331
Virginia — 0.8%
Virginia Housing Development Authority, 3.00%, 03/01/2042	190,000	164,317
Washington — 3.8%
Clark County Public Utility District No 1 Electric Revenue, 5.00%, 01/01/2042	145,000	153,096
King County Public Hospital District No 1, 5.00%, 12/01/2035	275,000	288,944
Port of Seattle WA, 5.00%, 07/01/2037(b)	115,000	127,220
State of Washington, 5.00%, 02/01/2038	195,000	211,595
		780,855

	Par	Value
Wisconsin — 0.4%
Public Finance Authority, 5.00%, 06/15/2039 (Obligor: Piedmont Cmnty Chtr Sch)	$85,000	$86,553
TOTAL MUNICIPAL BONDS (Cost $20,013,445)		20,105,148
TOTAL INVESTMENTS — 98.4% (Cost $20,013,445)		$20,105,148
Other Assets in Excess of Liabilities — 1.6%		327,269
TOTAL NET ASSETS — 100.0%		$20,432,417

Percentages are stated as a percent of net assets.
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2025, the total value of securities subject to the AMT was $4,058,727 or 19.9% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

The accompanying notes are an integral part of these financial statements.

3

RJ EAGLE VERTICAL INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
CORPORATE BONDS — 79.5%
Aerospace & Defense — 4.5%
L3Harris Technologies, Inc., 5.35%, 06/01/2034	$144,000	$149,064
Lockheed Martin Corp., 5.25%, 01/15/2033	140,000	147,148
Northrop Grumman Corp., 5.20%, 06/01/2054	159,000	148,637
		444,849
Automobile Components — 1.5%
BorgWarner, Inc., 5.40%, 08/15/2034	143,000	147,460
Banks — 7.0%
Bank of America Corp., 6.13% to 04/27/2027 then 5 yr. CMT Rate + 3.23%, Perpetual	98,000	99,459
Citigroup, Inc., 6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	97,000	100,793
Huntington Bancshares, Inc., 6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual	99,000	99,084
JPMorgan Chase & Co., 6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	143,000	148,593
The PNC Financial Services Group, Inc., 6.25% to 03/15/2030 then 7 yr. CMT Rate + 2.81%, Perpetual	146,000	150,728
Wells Fargo & Co., 7.63% to 09/15/2028 then 5 yr. CMT Rate + 3.61%, Perpetual	92,000	98,128
		696,785
Beverages — 3.5%
Constellation Brands, Inc., 4.75%, 05/09/2032	149,000	149,624
Diageo Capital PLC, 5.88%, 09/30/2036	160,000	173,258
Diageo Investment Corp., 4.25%, 05/11/2042	30,000	25,997
		348,879
Biotechnology — 1.5%
Amgen, Inc., 5.25%, 03/02/2030	143,000	148,323
Broadline Retail — 1.5%
Amazon.com, Inc., 4.35%, 03/20/2033	20,000	19,935
Amazon.com, Inc., 4.70%, 12/01/2032	127,000	130,554
		150,489
Capital Markets — 4.0%
Moody’s Corp., 4.88%, 12/17/2048	166,000	149,068
State Street Corp., 6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	96,000	100,159

	Par	Value
The Goldman Sachs Group, Inc., 7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	$141,000	$149,257
		398,484
Commercial Services & Supplies — 3.0%
Waste Connections, Inc., 5.00%, 03/01/2034	145,000	148,071
Waste Management, Inc., 4.88%, 02/15/2034	144,000	147,723
		295,794
Communications Equipment — 1.5%
Motorola Solutions, Inc., 5.20%, 08/15/2032	142,000	146,409
Computers — 1.5%
Dell International LLC/EMC Corp., 4.75%, 10/06/2032	149,000	148,804
Consumer Staples Distribution & Retail — 2.0%
Dollar General Corp., 5.00%, 11/01/2032	196,000	198,821
Electric Utilities — 3.4%
Duke Energy Corp., 6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054	91,000	95,512
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	98,000	100,169
The Southern Co.
4.00% (5 yr. CMT Rate + 3.73%), 01/15/2051	75,000	74,955
3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	75,000	73,938
		344,574
Electrical Equipment — 1.5%
Emerson Electric Co., 5.00%, 03/15/2035	144,000	147,626
Electronic Equipment Instruments & Components — 1.5%
Jabil, Inc., 5.45%, 02/01/2029	143,000	147,619
Financial Services — 1.5%
Fiserv, Inc., 5.38%, 08/21/2028	144,000	147,677
Food Products — 3.0%
Kellanova, 5.25%, 03/01/2033	142,000	147,232
The J M Smucker Co., 6.20%, 11/15/2033	138,000	149,588
		296,820

The accompanying notes are an integral part of these financial statements.

4

RJ EAGLE VERTICAL INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Ground Transportation — 1.9%
Union Pacific Corp., 3.25%, 02/05/2050	$281,000	$194,557
Health Care Providers & Services — 5.9%
CVS Health Corp., 7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	141,000	147,916
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	150,000	148,672
Quest Diagnostics, Inc., 5.00%, 12/15/2034	148,000	149,679
UnitedHealth Group, Inc., 5.35%, 02/15/2033	141,000	146,901
		593,168
Industrial Conglomerates — 2.0%
Honeywell International, Inc., 4.50%, 01/15/2034	198,000	196,243
Insurance — 3.0%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	142,000	147,874
Brown & Brown, Inc., 5.25%, 06/23/2032	147,000	150,327
		298,201
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	141,000	147,056
Machinery — 3.0%
Ingersoll Rand, Inc., 5.45%, 06/15/2034	144,000	149,829
Otis Worldwide Corp., 5.13%, 11/19/2031	144,000	149,387
		299,216
Media — 2.0%
Comcast Corp., 5.35%, 05/15/2053	221,000	198,517
Multi-Utilities — 2.5%
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	153,000	150,495
Dominion Energy, Inc., 4.35% to 04/15/2027 then 5 yr. CMT Rate + 3.20%, Perpetual	100,000	99,166
		249,661
Professional Services — 1.5%
Equifax, Inc., 5.10%, 12/15/2027	148,000	150,766
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom, Inc., 5.15%, 11/15/2031	144,000	149,393
Software — 4.4%
Microsoft Corp., 3.04%, 03/17/2062	236,000	147,011

	Par	Value
Oracle Corp., 6.25%, 11/09/2032	$143,000	$149,065
Roper Technologies, Inc., 5.10%, 09/15/2035	146,000	147,110
		443,186
Specialty Retail — 4.4%
AutoNation, Inc., 5.89%, 03/15/2035	142,000	147,168
AutoZone, Inc., 4.00%, 04/15/2030	151,000	149,316
Lowe’s Cos., Inc., 5.15%, 07/01/2033	142,000	146,684
		443,168
Technology Hardware Storage & Peripherals — 2.0%
Apple, Inc., 3.75%, 11/13/2047	250,000	197,947
Transportation — 1.5%
The Burlington Northern Santa Fe LLC, 5.05%, 03/01/2041	150,000	147,094
TOTAL CORPORATE BONDS (Cost $7,953,517)		7,917,586

	Shares
COMMON STOCKS — 18.3%
Air Freight & Logistics — 0.6%
United Parcel Service, Inc. - Class B	618	61,299
Banks — 2.2%
KeyCorp	5,353	110,486
Truist Financial Corp.	2,154	105,998
		216,484
Beverages — 1.1%
The Coca-Cola Co.	1,497	104,655
Biotechnology — 1.0%
AbbVie, Inc.	433	98,936
Capital Markets — 1.2%
CME Group, Inc.	432	117,971
Communications Equipment — 1.1%
Cisco Systems, Inc.	1,456	112,156
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	3,939	97,845
Verizon Communications, Inc.	1,618	65,901
		163,746
Electric Utilities — 1.0%
Evergy, Inc.	1,410	102,211
Health Care Equipment & Supplies — 1.0%
Medtronic PLC	1,072	102,976
IT Services — 0.9%
International Business Machines Corp.	296	87,678

The accompanying notes are an integral part of these financial statements.

5

RJ EAGLE VERTICAL INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — 0.8%
PACCAR, Inc.	756	$82,790
Oil Gas & Consumable Fuels — 1.6%
Chevron Corp.	353	53,801
The Williams Cos., Inc.	1,762	105,914
		159,715
Pharmaceuticals — 0.8%
Pfizer, Inc.	3,369	83,888
Retail REITs — 1.0%
Realty Income Corp.	1,777	100,169
Specialized REITs — 1.2%
Public Storage	7,600	121,296
Tobacco — 1.1%
Philip Morris International, Inc.	657	105,383
TOTAL COMMON STOCKS (Cost $1,807,821)		1,821,353
CONVERTIBLE PREFERRED STOCKS — 1.0%
Electric Utilities — 1.0%
NextEra Energy, Inc., 7.30%, 06/01/2027	2,000	103,540
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $105,041)		103,540
TOTAL INVESTMENTS — 98.8% (Cost $9,866,379)		$9,842,479
Other Assets in Excess of Liabilities — 1.2%		123,456
TOTAL NET ASSETS — 100.0%		$ 9,965,935

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

6

RJ EAGLE GCM DIVIDEND SELECT INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 96.6%
Banks — 7.3%
JPMorgan Chase & Co.	4,770	$1,536,989
The PNC Financial Services Group, Inc.	4,293	896,078
		2,433,067
Biotechnology — 3.5%
AbbVie, Inc.	5,194	1,186,777
Building Products — 4.0%
Johnson Controls International PLC	11,183	1,339,164
Capital Markets — 2.0%
CME Group, Inc.	2,491	680,242
Chemicals — 1.8%
Air Products and Chemicals, Inc.	2,491	615,327
Communications Equipment — 3.8%
Motorola Solutions, Inc.	3,286	1,259,590
Consumer Staples Distribution & Retail — 4.6%
Walmart, Inc.	13,780	1,535,230
Diversified Telecommunication Services — 2.6%
Verizon Communications, Inc.	21,253	865,635
Electric Utilities — 3.0%
Entergy Corp.	4,452	411,498
NextEra Energy, Inc.	7,539	605,231
		1,016,729
Electrical Equipment — 2.9%
Eaton Corp. PLC	3,021	962,219
Electronic Equipment Instruments & Components — 3.1%
Corning, Inc.	11,872	1,039,512
Financial Services — 1.3%
Fidelity National Information Services, Inc.	6,572	436,775
Ground Transportation — 2.1%
Union Pacific Corp.	2,968	686,558
Health Care Equipment & Supplies — 2.4%
Medtronic PLC	8,321	799,315
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	1,272	419,900
Health Care REITs — 3.5%
Welltower, Inc.	6,254	1,160,805
Hotels Restaurants & Leisure — 2.4%
Darden Restaurants, Inc.	4,399	809,504

	Shares	Value
Insurance — 1.6%
Chubb Ltd.	1,749	$545,898
Machinery — 2.3%
Cummins, Inc.	1,484	757,508
Media — 1.1%
Comcast Corp. - Class A	12,614	377,032
Oil Gas & Consumable Fuels — 5.2%
Energy Transfer LP	47,647	785,699
Enterprise Products Partners LP	20,034	642,290
Marathon Petroleum Corp.	2,014	327,537
		1,755,526
Pharmaceuticals — 4.6%
Johnson & Johnson	4,240	877,468
Merck & Co., Inc.	6,203	652,928
		1,530,396
Retail REITs — 1.9%
Realty Income Corp.	11,501	648,311
Semiconductors & Semiconductor Equipment — 11.8%
Analog Devices, Inc.	4,823	1,307,998
Broadcom, Inc.	7,642	2,644,896
		3,952,894
Software — 3.2%
Microsoft Corp.	2,226	1,076,538
Specialty Retail — 2.1%
Best Buy Co., Inc.	5,452	364,903
The Home Depot, Inc.	962	331,024
		695,927
Technology Hardware Storage & Peripherals — 3.9%
Apple, Inc.	4,770	1,296,772
Textiles Apparel & Luxury Goods — 4.4%
Tapestry, Inc.	11,501	1,469,483
Tobacco — 2.9%
Philip Morris International, Inc.	6,095	977,638
TOTAL COMMON STOCKS (Cost $32,216,126)		32,330,272
CLOSED-END FUNDS — 3.3%
Main Street Capital Corp.	18,444	1,113,833
TOTAL CLOSED-END FUNDS (Cost $1,096,952)		1,113,833
TOTAL INVESTMENTS — 99.9% (Cost $33,313,078)		$33,444,105
Other Assets in Excess of Liabilities — 0.1%		41,471
TOTAL NET ASSETS — 100.0%		$33,485,576

The accompanying notes are an integral part of these financial statements.

7

RJ EAGLE GCM DIVIDEND SELECT INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

8

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
ASSETS:
Investments, at value	$ 20,105,148	$9,842,479	$ 33,444,105
Cash - interest bearing deposit account	92,989	84,084	89,882
Dividends receivable	—	2,691	38,160
Dividend tax reclaims receivable	—	167	2,574
Security lending income receivable	—	—	187
Interest receivable	291,310	93,134	118
Receivable for fund shares sold	—	1,246,010	—
Total assets	20,489,447	11,268,565	33,575,026
LIABILITIES:
Distributions payable	51,782	33,659	77,536
Payable to Adviser	5,102	3,288	11,656
Payable for investments purchased	—	1,265,602	—
Payable for expenses and other liabilities	146	81	258
Total liabilities	57,030	1,302,630	89,450
NET ASSETS	$ 20,432,417	$9,965,935	$ 33,485,576
Net Assets Consists of:
Paid-in capital	$ 20,343,132	$9,991,495	$ 33,364,840
Total distributable earnings/(accumulated losses)	89,285	(25,560)	120,736
Total net assets	$ 20,432,417	$9,965,935	$ 33,485,576
Net assets	$ 20,432,417	$9,965,935	$ 33,485,576
Shares issued and outstanding(a)	800,000	400,000	1,325,000
Net asset value per share	$25.54	$24.91	$25.27
Cost:
Investments, at cost	$ 20,013,445	$9,866,379	$ 33,313,078

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

9

STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025

	RJ Eagle Municipal Income ETF(a)	RJ Eagle Vertical Income ETF(a)	RJ Eagle GCM Dividend Select Income ETF(a)
INVESTMENT INCOME:
Dividend income	$—	$11,074	$94,536
Interest income	91,284	52,131	283
Securities lending income	—	—	391
Total investment income	91,284	63,205	95,210
EXPENSES:
Investment advisory fee	9,328	6,536	19,611
Legal fees	233	131	392
Total expenses	9,561	6,667	20,003
Net investment income	81,723	56,538	75,207
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(450)	(7,962)
Net realized gain (loss)	—	(450)	(7,962)
Net change in unrealized appreciation (depreciation) on:
Investments	91,703	(23,900)	131,027
Net change in unrealized appreciation (depreciation)	91,703	(23,900)	131,027
Net realized and unrealized gain (loss)	91,703	(24,350)	123,065
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 173,426	$32,188	$ 198,272

(a)	Inception date of the fund was October 1, 2025.
The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF CHANGES IN NET ASSETS
Period ended December 31, 2025

	RJ Eagle Municipal Income ETF(a)	RJ Eagle Vertical Income ETF(a)	RJ Eagle GCM Dividend Select Income ETF(a)
OPERATIONS:
Net investment income (loss)	$81,723	$56,538	$75,207
Net realized gain (loss)	—	(450)	(7,962)
Net change in unrealized appreciation (depreciation)	91,703	(23,900)	131,027
Net increase (decrease) in net assets from operations	173,426	32,188	198,272
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(84,141)	(57,748)	(77,536)
Total distributions to shareholders	(84,141)	(57,748)	(77,536)
CAPITAL TRANSACTIONS:
Shares sold	20,321,500	9,989,620	33,364,840
ETF transaction fees	21,632	1,875	—
Net increase (decrease) in net assets from capital transactions	20,343,132	9,991,495	33,364,840
Net increase (decrease) in net assets	20,432,417	9,965,935	33,485,576
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 20,432,417	$ 9,965,935	$ 33,485,576
SHARES TRANSACTIONS
Shares sold	800,000	400,000	1,325,000
Total increase (decrease) in shares outstanding	800,000	400,000	1,325,000

(a)	Inception date of the fund was October 1, 2025.
The accompanying notes are an integral part of these financial statements.

11

RJ EAGLE MUNICIPAL INCOME ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.22
Net realized and unrealized gain (loss) on investments(c)	0.42
Total from investment operations	0.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)
ETF transaction fees per share(b)	0.06
Net asset value, end of period	$25.54
Total return(d)	2.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,432
Ratio of expenses to average net assets(e)	0.41%
Ratio of net investment income (loss) to average net assets(e)	3.50%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the fund was October 1, 2025.
(b)	Net investment income per share and ETF transactions fees per share have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

RJ EAGLE VERTICAL INCOME ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.27
Net realized and unrealized gain (loss) on investments(c)	(0.14)
Total from investment operations	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)
Total distributions	(0.23)
ETF transaction fees per share(b)	0.01
Net asset value, end of period	$24.91
Total return(d)	0.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,966
Ratio of expenses to average net assets(e)	0.51%
Ratio of net investment income (loss) to average net assets(e)	4.33%
Portfolio turnover rate(d)(f)	2%

(a)	Inception date of the fund was October 1, 2025.
(b)	Net investment income per share and ETF transaction fees per share have been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

RJ EAGLE GCM DIVIDEND SELECT INCOME ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.12
Net realized and unrealized gain (loss) on investments(c)	0.21
Total from investment operations	0.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$25.27
Total return(d)	1.32%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$33,486
Ratio of expenses to average net assets(f)	0.51%
Ratio of net investment income (loss) to average net assets(f)	1.92%
Portfolio turnover rate(d)(g)	1%

(a)	Inception date of the fund was October 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

NOTES TO FINANCIAL STATEMENTS
December 31, 2025
NOTE 1 – ORGANIZATION AND INVESTMENT OBJECTIVE
Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in separate series each of which is advised by Carillon Tower Advisers, Inc. (“Manager” or “Adviser” or “Carillon”). On September 30, 2022, Carillon began also doing business as Raymond James Investment Management. This did not involve any change in Carillon’s structure, ownership, or control. The Trust offers shares in both open-end mutual funds and exchange-traded funds (“ETF”). This report covers the following ETF series (each a “fund” and collectively the “funds”):
•	RJ Eagle Municipal Income ETF (“Municipal Income ETF”) seeks current income that is exempt from federal income taxes, with capital appreciation as a secondary investment objective.
•	RJ Eagle Vertical Income ETF (“Vertical Income ETF”) seeks current income, with long-term capital appreciation as a secondary investment objective.
•	RJ Eagle GCM Dividend Select Income ETF (“Dividend Select Income ETF”) seeks current income and capital appreciation.
For financial information related to the Trust’s open-end mutual funds, please refer to their separate annual report.
Each ETF commenced operations on October 1, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.
Use of Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.
Valuation of Securities. Generally, a fund values portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.
A market quotation may be considered unreliable or unavailable for various reasons, such as:
•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.
Examples of issuer-specific events that may cause the last market quotation to be unreliable include:
•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.

15

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board approved the Adviser as the funds’ valuation designee to be responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.
There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:
•
Domestic exchange-traded equity securities. Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign equity securities. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•
Fixed income securities. Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

16

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
•
Futures and options. Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Swaps. Swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Forward contracts. Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Investment companies and exchange-traded funds (ETFs). Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair Value Measurements. Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1 –	Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2 –	Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3 –	Valuations based on inputs that are unobservable and significant to the fair value measurement and may include the Valuation Committee’s own assumptions on determining fair value of investments.
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

17

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The following is a summary of the inputs used to value each fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3
RJ Eagle Municipal Income ETF
Municipal Bonds(a)	$—	$20,105,148	$—
Total Investment Portfolio	$—	$20,105,148	$—
RJ Eagle Vertical Income ETF
Corporate Bonds(a)	$—	$7,917,586	$—
Common Stocks(a)	1,821,353	—	—
Convertible Preferred Stocks	103,540	—	—
Total Investment Portfolio	$1,924,893	$7,917,586	$—
RJ Eagle GCM Dividend Select Income ETF
Common Stocks(a)	$32,330,272	$—	$—
Closed-End Funds	1,113,833	—	—
Total Investment Portfolio	$33,444,105	$—	$—

(a)	Please see the investment portfolio for details.
At December 31, 2025, the funds did not hold any Level 3 investments.
Foreign Currency Transactions. The books and records of each fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.
Real Estate Investment Trusts (“REIT(s)”). There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the funds’ fiscal year- end and may differ from the estimated amounts.
Repurchase Agreements. Each fund may enter into repurchase agreements whereby a fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended December 31, 2025, none of the funds held any repurchase agreements.

18

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Revenue Recognition. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Foreign Taxes. The funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.
Expenses. Each fund pays the investment adviser an all-inclusive fee (“unitary advisory fee”) as discussed in Note 4. This investment advisory fee is calculated and accrued daily, and it includes investment management services and ordinary, recurring operating expenses of the funds, except for certain expenses as set forth in the investment advisory agreement and the funds’ prospectus.
Distributions. Each fund, except the Dividend Select Income ETF, distributes net investment income monthly. Distributions of net investment income are made quarterly from the Dividend Select Income ETF. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and/or net realized gains may be made prior to such reorganization. Each fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.
Distributions made to shareholders from earnings were as follows:

Distributions from earnings
RJ Eagle Municipal Income ETF(a)	10/1/25 to 12/31/25	$84,141
RJ Eagle Vertical Income ETF(a)	10/1/25 to 12/31/25	57,748
RJ Eagle GCM Dividend Select Income ETF(a)	10/1/25 to 12/31/25	77,536

(a)	Commenced operations on October 1, 2025.
Other. In the normal course of business the funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each fund is expected to be remote.
NOTE 3 – PURCHASES AND SALES OF SECURITIES
During the period ended December 31, 2025, purchases and sales of investment securities (excluding short-term obligations and in-kind transactions) were as follows:

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
Purchases	$19,958,264	$8,403,523	$153,291
Sales	—	74,681	101,601

19

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
During the period ended December 31, 2025, aggregate in-kind purchases and sales of investment securities were as follows:

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
Purchases	$—	$1,542,148	$33,281,220
Sales	—	—	—

NOTE 4 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Each fund has entered into an Administration Agreement with Carillon under which Carillon provides various administrative services. Carillon is paid for these services out of the unitary advisory fee under each Investment Advisory Agreement. For advisory services provided by the Manager, the investment advisory rate for each fund is as follows:

Unitary Advisory Fee Rate Schedule	Fee Rate
RJ Eagle Municipal Income ETF	0.40%
RJ Eagle Vertical Income ETF	0.50%
RJ Eagle GCM Dividend Select Income ETF	0.50%

Subadvisory Fees. The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the funds. Under these agreements, Carillon pays the subadvisers, each an affiliate of Carillon, annualized rates identical to those disclosed in the unitary advisory fee rate schedule. Carillon may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the funds are as follows:
•	Eagle Asset Management, Inc. (“Eagle”) serves as subadviser for each of the funds
•	Tidal Investments LLC (“Tidal”) serves as subadviser for Dividend Select Income ETF.
Expense Limitations. Carillon has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of a fund to the extent that annual operating expenses exceed a percentage of a fund’s average daily net assets through May 1, 2027 as follows:

Contractual Expense Limitations
RJ Eagle Municipal Income ETF	0.45%
RJ Eagle Vertical Income ETF	0.55%
RJ Eagle GCM Dividend Select Income ETF	0.55%

During the period ended December 31, 2025, there were no fund expenses waived or reimbursed by the Adviser.
NOTE 5 – FEDERAL INCOME TAXES AND DISTRIBUTIONS
Each fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

20

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
For income tax purposes, distributions paid during the fiscal periods indicated were as follows:

		RJ Eagle Municipal Income ETF(a)	RJ Eagle Vertical Income ETF(a)	RJ Eagle GCM Dividend Select Income ETF(a)
Ordinary Income	10/1/25 to 12/31/25	$1,334	$57,748	$77,536
Tax Exempt	10/1/25 to 12/31/25	82,807	—	—

(a)	Commenced operations on October 1, 2025.
Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. The reclassifications arise from permanent book/tax differences primarily attributable to net operating losses, equalization, non-deductible expenses, foreign currency transactions, return of capital distributions from REITs, return of capital distributions from non-REITs, paydowns on debt securities, and sales adjustments due to passive foreign investment companies. There were no book to tax adjustments for the period ended December 31, 2025.
At December 31, 2025, capital loss carryforwards and late year loss deferrals are as follows:

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
Capital loss carryforwards utilized 10/1/25 to 12/31/25	$ —	$—	$—
Capital loss carryforwards available indefinitely at 12/31/25	—	450	1,372
Late year loss deferrals available at 12/31/25	—	—	—
Post-October capital losses at 12/31/25	—	—	—

At December 31, 2025, the components of distributable earnings (losses) on a tax basis were as follows:

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
Cost of investments	$20,013,445	$9,866,379	$33,319,668
Gross unrealized appreciation	105,526	41,653	707,808
Gross unrealized depreciation	(13,823)	(65,553)	(583,371)
Net unrealized appreciation/(depreciation)	91,703	(23,900)	124,437
Undistributed ordinary income	49,364	32,449	75,207
Undistributed long-term gain	—	—	—
Total undistributed earnings	49,364	32,449	75,207
Other accumulated gains (losses)	(51,782)	(34,109)	(78,908)
Total distributable earnings (loss)	$89,285	$(25,560)	$120,736

NOTE 6 – PURCHASE AND SALE OF FUND SHARES
The funds issue and redeem shares at NAV only with institutions or large investors (“Authorized Participants”) and only in blocks, or multiples thereof, of 25,000 shares (each, a “Creation Unit”). Each Authorized Participant must have an executed Authorized Participant Agreement with Quasar Distributors, LLC (the “Distributor”). A standard creation or redemption transaction fee (“ETF transaction fees”) may be imposed to offset transfer and other costs associated with the issuance or redemption of Creation Units. Each fund has capped the total fees that may be charged in connection with the redemption of Creation Units at 2% of the value of the Creation Units redeemed and capped the total fees that may be charged in

21

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
connection with the creation of Creation Units at 3% of the value of the Creation Units created. To the extent transaction and other costs associated with a transaction exceed that cap, those transaction costs will be borne by a fund’s remaining shareholders.
Individual fund shares may not be purchased or redeemed directly with a fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (“Exchange”) and because the shares will trade at market prices rather than at NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
NOTE 7 – SECURITIES LENDING
To earn additional income, each fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the funds would be subject to on the dividend. Securities loans involve some risk. There is a risk that a borrower may default on its obligations to return loaned securities; however, the funds’ securities lending agent may indemnify a fund against that risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to settle transactions. A fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”
When applicable, each security on loan as of the date of this report is footnoted on each fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending income.” Due to the absence of a master netting agreement related to the funds’ participation in securities lending, no additional

22

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
offsetting disclosures have been made on behalf of the funds for the total “Payable for securities lending collateral received” listed on the Statements of Assets and Liabilities. The funds had no securities on loan as of December 31, 2025.
NOTE 8 – LINE OF CREDIT
As of December 31, 2025, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each fund may borrow up to 20.0% of the net market value of such fund’s assets. The maximum aggregate borrowing limit is $350,000,000 for all funds.
Borrowings under this arrangement bear interest at U.S. Bank N.A.’s prime rate minus 1.00%, which as of December 31, 2025 was 5.75% (prime rate of 6.75% minus 1.00%). The following table shows the details of the funds’ borrowing activity during the period ended December 31, 2025. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
RJ Eagle Vertical Income ETF	$985,000	$85,187	$1,266	5.88%
RJ Eagle GCM Dividend Select Income ETF	8,000	88	1	6.25

As of December 31, 2025, none of the funds had outstanding borrowings under the line of credit.
NOTE 9 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The funds’ president and principal executive officer, and the funds’ treasurer and principal financial and accounting officer, together serve as the CODM. Each fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the funds on the whole.
Each fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares each fund’s performance to their benchmark index and evaluates the positioning of each fund in relation to its investment objectives. The measure of segment assets is net assets of the funds which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 10 – SUBSEQUENT EVENTS
The funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. The Manager has evaluated the funds’ related events and transactions that occurred through the date of issuance of the funds’ financial statements. There were no events or transactions that materially impacted the amounts or disclosures in the funds’ financial statements.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Carillion Series Trust and Shareholders of RJ Eagle Municipal Income ETF, RJ Eagle Vertical Income ETF and RJ Eagle GCM Dividend Select Income ETF.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of RJ Eagle Municipal Income ETF, RJ Eagle Vertical Income ETF and RJ Eagle GCM Dividend Select Income ETF (hereafter collectively referred to as the “Funds”) as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 1, 2025 (inception) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for period October 1, 2025 (inception) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Tampa, Florida
February 26, 2026
We have served as the auditor of one or more investment companies in Carillon Series Trust since 1985.

24

2025 Federal Tax Notice (Unaudited)
The following information for the fiscal year ended December 31, 2025 for the Carillon Family of Funds is provided pursuant to provisions of the Internal Revenue Code.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2025. All dividends paid by the funds from net investment income are deemed to be ordinary income for federal income tax purposes. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The amounts shown may differ from amounts disclosed elsewhere in this report due to differences between tax and financial reporting requirements.

	RJ Eagle Municipal Income ETF	RJ Eagle Vertical Income ETF	RJ Eagle GCM Dividend Select Income ETF
Qualified Dividend Income	0.00%	15.61%	100.00%
Dividends Received Deduction	0.00%	14.43%	87.82%

25

ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory Agreement with Carillon Tower Advisers, Inc.
Overview. At meetings held on November 14-15, 2024, and February 13-14, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), considered, and then at its meetings held on February 13-14, 2025, approved, an investment advisory agreement between Carillon Tower Advisers, Inc. (“Carillon”) and the Trust, on behalf of four new series of the Trust (“Advisory Agreement”): the RJ Chartwell Premium Income ETF (“Chartwell ETF”), the RJ Eagle Municipal Income ETF (“Municipal ETF”), the RJ Eagle Vertical Income ETF (“Vertical ETF”), and the RJ Eagle GCM Dividend Select Income ETF (“GCM ETF”) (each, a “Fund” and collectively, the “Funds”).
The Board also approved (1) an investment subadvisory agreement between Carillon and Chartwell Investment Partners, LLC (“Chartwell”) pursuant to which Chartwell will serve as subadviser to the Chartwell ETF (“Chartwell Subadvisory Agreement”), (2) an investment subadvisory agreement between Carillon and Eagle Asset Management, Inc. (“Eagle”) pursuant to which Eagle will serve as subadviser to the Municipal ETF, Vertical ETF and GCM ETF (“Eagle Subadvisory Agreement”), and (3) a trading services subadvisory agreement between Carillon and Tidal Investments, LLC (“Tidal”) pursuant to which Tidal will serve as subadviser to the Chartwell ETF and GCM ETF (“Tidal Subadvisory Agreement”). The Advisory Agreement, Chartwell Subadvisory Agreement, Eagle Subadvisory Agreement and Tidal Subadvisory Agreement are collectively referred to herein as the “Agreements.” Eagle, Chartwell and Tidal are collectively referred to herein as the “Subadvisers.”
Prior to the Meetings, the Board, with the assistance of independent legal counsel, requested and received comprehensive responses to items of information requested by counsel to the Independent Trustees in letters to Carillon, Chartwell, Eagle and Tidal, to assist the Board in determining whether to approve the Agreements. The Board also considered information that had been provided to the Board in connection with the Board’s considerations of the renewal of the investment advisory agreement between Carillon and the Trust, with respect to mutual fund series of the Trust (collectively, the “Existing Funds”) and the subadvisory agreements between Carillon and each of Chartwell and Eagle with respect to certain Existing Funds. At the Meetings, the Board met with representatives of Carillon, Chartwell, Eagle and Tidal and posed questions regarding certain key aspects of the materials submitted in support of the approval.
The Board accorded appropriate weight to the work, deliberations and conclusions of its various committees in determining whether to approve the Agreements. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding the Board’s responsibilities pertaining to the approval of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.
With respect to the approval of the Agreements, the Board took into consideration various factors, including, as applicable: (1) the nature, extent and quality of services to be provided to the Funds; (2) the investment performance of comparable investment accounts managed by Chartwell and Eagle in the

26

ADDITIONAL INFORMATION(Continued)
same strategy as each applicable Fund, or a composite of such accounts (“Comparable Accounts”); (3) the estimated costs to be incurred by Carillon, Chartwell, Eagle, Tidal and their affiliates and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) comparisons of services and fees with contracts entered into by Carillon, Chartwell, Eagle and Tidal, as applicable, with the Existing Funds and other clients; and (6) any benefits derived by Carillon, Chartwell, Eagle or Tidal from their relationships with the Funds.
Provided below is a discussion of the factors the Board considered at its Meetings to form the basis of its approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of the Agreements, and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of Services. The Board considered information regarding the services to be provided by Carillon and the background and experience of the Carillon personnel who would be responsible for overseeing the Funds. The Board considered that Carillon would monitor the subadvisory services provided by Chartwell, Eagle and Tidal, as applicable, and services provided by the Funds’ other service providers, and considered the similarities and differences between the services that Carillon would provide to the Funds and the Existing Funds, as applicable. The Board also took into consideration that Carillon would be responsible for oversight of compliance with the Funds’ investment objectives and policies, review of brokerage matters, oversight of the Funds’ compliance with applicable law and implementation of Board directives as they relate to the Funds. Additionally, the Board considered that Carillon would provide certain administration services to the Funds.
The Board considered information regarding each Subadviser’s principal business activities, financial condition and overall capabilities to perform the services under the applicable Agreement. The Board considered that Chartwell would be responsible for making investment decisions on behalf of the Chartwell ETF and that Eagle would be responsible for making investment decisions on behalf of the Municipal ETF, Vertical ETF and GCM ETF. The Board considered that Eagle would also be responsible for placing all orders for the purchase and sale of securities and other investments for the Municipal ETF and Vertical ETF, and that Tidal would be responsible for placing all orders for the purchase and sale of securities and other investments for the Chartwell ETF and GCM ETF. The Board also considered that Tidal would provide additional capital markets services to each of the Funds pursuant to a separate agreement. In addition, the Board considered, as applicable: (1) information regarding the Subadviser personnel who will be responsible for providing services to the Funds; (2) certifications as to the adequacy of the compliance program of Carillon and the Subadvisers; (3) the financial information provided by Carillon and the Subadvisers; and (4) Carillon’s recommendation of the Subadvisers. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Carillon and the Subadvisers were appropriate for each fund, as applicable, and, thus, supported a decision to approve the Agreements.
Investment Performance. The Board considered that the Funds are new and, therefore, had no historical performance for the Board to review. The Board also considered the historical performance record of the Comparable Accounts and comparisons of the performance of the Comparable Accounts relative to the performance of a benchmark index and a refined group of peer Funds within a Fund’s Morningstar, Inc. category (“Morningstar Peer Group”) for one-year, three-year, five-year, ten-year and since inception periods, as applicable. For each fund, as relevant, the Board also considered Chartwell’s and Eagle’s explanations regarding the Comparable Accounts’ relative underperformance. Based on this information, the Board concluded that the historical investment performance record of the Comparable Accounts supported approval of the applicable Agreement.
Fees and Expenses. The Board considered the proposed unitary advisory fee rate payable by each fund to Carillon under the Agreement, the proposed subadvisory fee rates payable by Carillon to a Subadviser, and each fund’s projected total and net expense ratios. The Board also considered the advisory fee rates paid to Chartwell and Eagle for the Comparable Accounts and representations regarding the differences in services to be provided to the Funds and those provided to the Comparable Accounts. The Board also considered the fee rates charged by Tidal to other accounts to which Tidal provides similar services, and representations regarding the reasons for such different fees.

27

ADDITIONAL INFORMATION(Continued)
In addition, the Board took into consideration comparisons of each fund’s net expense ratio and total management fee to the average net expense ratio and total management fees of a Fund’s Morningstar Peer Group based on data for the period ended December 31, 2024. The Board also considered that Carillon has undertaken contractual expense limitations with respect to the Funds. With respect to each fund, the Board considered that the Fund’s net expense ratio and total management fee were lower than the average of its Morningstar Peer Group. After evaluating this information, the Board concluded that the proposed advisory and subadvisory fee rates under the Agreements were reasonable in light of the services to be provided to the Funds.
Costs, Profitability and Economies of Scale. In analyzing the cost of services and profitability of Carillon, Chartwell, Eagle and Tidal, the Board considered the estimated revenues to be earned and the expenses to be incurred by Carillon, Chartwell, Eagle and Tidal. The Board also took into consideration the subadvisory fee rate that Carillon will pay to each Subadviser, and that Carillon will retain a portion of the unitary management fee as compensation for serving as administrator. The Board considered Carillon’s representation that it did not expect to earn a profit on the Funds, based on the Funds’ projected expenses for the 12-month period following inception. In addition, the Board considered that Chartwell and Eagle are wholly-owned subsidiaries of Carillon.
In addition, the Board considered Carillon’s representation that, though the fee rates for the Funds do not include breakpoints, which are a reduction of the applicable fee rate as assets increase, the current fee levels are believed to reflect a benefit to Fund investors. The Board also considered that each fund may benefit from economies of scale in the future as the Funds grow. The Board also considered the arm’s-length nature of the relationship between Carillon and Tidal with respect to the negotiation of the fee rate. Based on this information, the Board concluded that the estimated costs to be incurred by Carillon, Chartwell, Eagle and Tidal and the resulting profits or losses, as well as the potential for each fund to benefit from economies of scale, supported the approval of the Agreements.
Benefits. The Board considered other benefits that may be realized by Carillon, Chartwell, Eagle and Tidal from their relationship with the Funds. The Board considered that Carillon’s and the Subadvisers’ relationships with the Funds may provide each with increased market exposure and the opportunity to expand their product lines and attract additional assets. Based on the foregoing information, the Board concluded that the potential benefits accruing to Carillon, Chartwell, Eagle and Tidal by virtue of their relationship with the Funds appear to be fair and reasonable.
Conclusions. Based on the various considerations described above, the Board, including a majority of the Independent Trustees, concluded with respect to the Funds that: (1) the fees proposed to be paid to Carillon, Chartwell, Eagle and Tidal under the Agreements are fair and reasonable; and (2) the Funds and their shareholders would benefit from Carillon’s, Chartwell’s Eagle’s and Tidal’s services to the applicable Funds, and approved the Agreements.
Approval of Amended Investment Advisory Agreement with Carillon Tower Advisers, Inc.
Overview. At meetings held on May 15-16, 2025 (the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), considered and approved an amended investment advisory agreement (the “Amended Agreement”) between Carillon Tower Advisers, Inc. (“Carillon”) and the Trust, on behalf of the RJ Chartwell Premium Income ETF (“Chartwell ETF”), the RJ Eagle Municipal Income ETF (“Municipal ETF”), and the RJ Eagle GCM Dividend Select Income ETF (“GCM ETF”) (each, a “Fund” and collectively, the “Funds”), which had not yet commenced operations.
The Board considered that Carillon had conducted a further review of the Funds’ unitary management fees that were presented to the Board at their meetings in February 2025, the goal of which was to align the Funds’ fees with those of the funds within its Morningstar, Inc. category (“Morningstar Category”). The Trustees also considered that, in connection with this review, Carillon considered feedback from potential intermediary partners, and reviewed the fees charged by the mutual fund series of the Trust (collectively, the “Existing Funds”). The Board further considered that, based on the results of this review, Carillon proposed to increase the unitary management fee of the Chartwell ETF and the Municipal ETF, and lower the unitary management fee of the GCM ETF.

28

ADDITIONAL INFORMATION(Continued)
Prior to the Meetings, information was provided to the Board by Carillon regarding the proposed Amended Agreement. At the Meetings, the Board met with representatives of Carillon and was provided the opportunity to pose questions regarding certain aspects of the materials submitted in support of the approval. Legal counsel to the Independent Trustees directed the Trustees to the legal memorandum regarding the Board’s responsibilities pertaining to the approval of the initial investment advisory agreement between Carillon and the Trust, on behalf of the Funds (“Agreement”) provided in their briefing materials for the February 2025 meetings. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.
Provided below is a discussion of the factors the Board considered at its Meetings to form the basis of its approval of the Amended Agreement. The Board did not identify any particular information that was most relevant to its consideration of the Amended Agreement, and each Trustee may have afforded different weight to the various factors.
The Board considered that the terms of the Amended Agreement would not change, other than the unitary management fee rate for the Funds, and that the services to be provided by Carillon to the Funds were not expected to change. The Board also considered that the individuals who currently were proposed to provide portfolio management services to the Funds were expected to remain the same. In determining whether to approve the Amended Agreement, the Board considered that certain information was provided in connection with the approval of the Agreement at the Board’s February 2025 meeting, pursuant to which it had considered the following factors with respect to the Funds: (1) the nature, extent and quality of services to be provided to the Funds; (2) the investment performance of comparable investment accounts managed by certain of the Funds’ proposed subadvisers (“Subadvisers”) in the same strategy as each applicable Fund, or a composite of such accounts; (3) the estimated costs to be incurred by Carillon, the Funds’ proposed Subadvisers, and their affiliates and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) comparisons of services and fees with contracts entered into by Carillon and the Subadvisers, as applicable, with the Existing Funds and other clients; and (6) any benefits derived by Carillon or the Subadvisers from their relationships with the Funds. The Board, in consideration of those factors in connection with the review of the Agreement at the February 2025 meeting, determined it was not necessary to consider each of these factors in connection with the approval of the Amended Agreement, given the foregoing considerations with respect to the Agreement.
Fees and Expenses. The Board considered the proposed unitary advisory fee rate payable by each fund to Carillon under the Amended Agreement and each fund’s projected total and net expense ratios. In addition, the Board took into consideration comparisons of each fund’s net expense ratio and total management fee to the average net expense ratio and total management fees of a Fund’s Morningstar Category, and with respect to the Chartwell ETF and Municipal ETF, a sub-set of the Morningstar Category (“Peer Group”), based on data for the period ended December 31, 2024. The Board also considered that Carillon has undertaken contractual expense limitations with respect to the Funds.
With respect to the Chartwell ETF, the Board considered that the Fund’s net expense ratio and total management fee were lower than the average of its Morningstar Category, and higher than the average of its Peer Group.
With respect to the Municipal ETF, the Board considered that the Fund’s net expense ratio was lower than the average of its Morningstar Peer Group and higher than the average of its Peer Group, and that its total management fee was equal to the average of its Morningstar Category and Peer Group.
With respect to the GCM ETF, the Board considered that the Fund’s net expense ratio and total management fee were lower than the average of its Morningstar Category.
After evaluating this information, the Board concluded that the proposed advisory and subadvisory fee rates under the Amended Agreement were reasonable in light of the services to be provided to the Funds.

29

ADDITIONAL INFORMATION(Continued)
Conclusions. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds or Carillon, as that term is defined in the Investment Company Act of 1940, as amended, concluded with respect to the Funds that: (1) the fees proposed to be paid to Carillon under the Amended Agreement are fair and reasonable; and (2) the Funds and their shareholders would benefit from Carillon’s, services to the Funds, and approved the Amended Agreement.

30

Carillon Chartwell Mid Cap Value Fund
Carillon Chartwell Small Cap Growth Fund
Carillon Chartwell Small Cap Value Fund
Carillon ClariVest Capital Appreciation Fund
Carillon ClariVest International Stock Fund
Carillon Eagle Growth & Income Fund
Carillon Eagle Mid Cap Growth Fund
Carillon Eagle Small Cap Growth Fund
Carillon Scout Mid Cap Fund
Carillon CHARTWELL Small Cap Fund
Carillon Chartwell Real Income Fund
Carillon Chartwell Short Duration High Yield Fund
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund
Core Financial Statements
December 31, 2025

CARILLON CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 96.6%
Aerospace & Defense — 2.6%
CAE, Inc.(a)	18,230	$554,557
Banks — 4.6%
First Horizon Corp.	21,512	514,137
M&T Bank Corp.	2,363	476,097
		990,234
Beverages — 1.5%
Primo Brands Corp.	19,621	320,803
Building Products — 4.1%
A.O. Smith Corp.	6,234	416,930
Advanced Drainage Systems, Inc.	3,152	456,504
		873,434
Chemicals — 3.6%
Axalta Coating Systems Ltd.(a)	14,075	454,763
International Flavors & Fragrances, Inc.	4,718	317,946
		772,709
Consumer Finance — 2.0%
Synchrony Financial	5,064	422,489
Containers & Packaging — 4.5%
Crown Holdings, Inc.	5,483	564,585
International Paper Co.	10,232	403,038
		967,623
Distributors — 1.9%
Genuine Parts Co.	3,206	394,210
Electrical Equipment — 3.4%
nVent Electric PLC	2,641	269,303
Regal Rexnord Corp.	3,197	448,603
		717,906
Electronic Equipment, Instruments & Components — 4.0%
Keysight Technologies, Inc.(a)	1,476	299,908
Littelfuse, Inc.	2,191	554,148
		854,056
Energy Equipment & Services — 3.8%
Baker Hughes Co.	9,733	443,241
Weatherford International PLC	4,680	366,257
		809,498
Food Products — 1.8%
Tyson Foods, Inc. - Class A	6,577	385,544
Ground Transportation - 2.4%
Knight-Swift Transportation Holdings, Inc.	9,927	518,984

	Shares	Value
Health Care Equipment & Supplies — 7.5%
Align Technology, Inc.(a)	3,079	$480,786
Globus Medical, Inc. - Class A(a)	7,447	650,198
The Cooper Cos, Inc.(a)	5,765	472,499
		1,603,483
Hotels, Restaurants & Leisure — 3.1%
Expedia Group, Inc.	918	260,079
Restaurant Brands International, Inc.	5,788	394,915
		654,994
Household Durables — 1.1%
Lennar Corp. - Class A	2,345	241,066
Household Products — 2.0%
The Clorox Co.	4,262	429,737
Insurance — 1.9%
The Hanover Insurance Group, Inc.	2,201	402,277
IT Services — 2.7%
Cognizant Technology Solutions Corp. - Class A	6,913	573,779
Leisure Products — 3.1%
Brunswick Corp.	8,762	650,491
Life Sciences Tools & Services — 4.7%
Avantor, Inc.(a)	36,081	413,488
Bruker Corp.	12,339	581,290
		994,778
Machinery — 7.1%
CNH Industrial NV	32,758	302,029
Gates Industrial Corp. PLC(a)	15,763	338,431
Stanley Black & Decker, Inc.	4,210	312,719
The Middleby Corp.(a)	3,733	554,985
		1,508,164
Marine Transportation — 2.4%
Kirby Corp.(a)	4,684	516,083
Multi-Utilities — 6.1%
Ameren Corp.	4,345	433,892
CMS Energy Corp.	5,847	408,881
Public Service Enterprise Group, Inc.	5,638	452,731
		1,295,504
Office REITs — 1.5%
Cousins Properties, Inc.	12,444	320,806
Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy, Inc.	1,774	266,685
Expand Energy Corp.	4,163	459,429
		726,114

The accompanying notes are an integral part of these financial statements.

1

CARILLON CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Real Estate Management & Development — 2.3%
Jones Lang LaSalle, Inc.(a)	1,461	$491,583
Residential REITs — 1.6%
Mid-America Apartment Communities, Inc.	2,434	338,107
Retail REITs — 1.6%
Brixmor Property Group, Inc.	12,939	339,261
Semiconductors & Semiconductor Equipment — 1.9%
ON Semiconductor Corp.(a)	7,495	405,854
Specialized REITs — 2.4%
CubeSmart	7,552	272,250
SBA Communications Corp.	1,263	244,302
		516,552
TOTAL COMMON STOCKS (Cost $16,816,207)		20,590,680
TOTAL INVESTMENTS — 96.6% (Cost $16,816,207)		$20,590,680
Other Assets in Excess of Liabilities — 3.4%		735,594
TOTAL NET ASSETS — 100.0%		$21,326,274

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

2

CARILLON CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 94.9%
Aerospace & Defense — 5.9%
AAR Corp.(a)	20,404	$1,689,247
AeroVironment, Inc.(a)(b)	9,298	2,249,093
ATI, Inc.(a)	7,953	912,686
Carpenter Technology Corp.	5,935	1,868,576
		6,719,602
Banks — 5.8%
Axos Financial, Inc.(a)	14,403	1,240,963
Columbia Banking System, Inc.	44,576	1,245,899
First Horizon Corp.	92,329	2,206,663
Wintrust Financial Corp.	13,794	1,928,677
		6,622,202
Biotechnology — 9.3%
ADMA Biologics, Inc.(a)	43,648	796,140
Arrowhead Pharmaceuticals, Inc.(a)	18,871	1,252,846
Bridgebio Pharma, Inc.(a)	19,415	1,485,053
Cytokinetics, Inc.(a)	14,289	907,923
KalVista Pharmaceuticals, Inc.(a)	32,814	529,946
Madrigal Pharmaceuticals, Inc.(a)	1,816	1,057,530
Palvella Therapeutics, Inc.(a)	5,414	566,683
Rhythm Pharmaceuticals, Inc.(a)	7,185	769,082
Scholar Rock Holding Corp.(a)	29,647	1,305,950
Viking Therapeutics, Inc.(a)	27,644	972,516
Xenon Pharmaceuticals, Inc.(a)	20,189	904,871
		10,548,540
Broadline Retail — 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	9,880	1,082,947
Building Products — 1.5%
Modine Manufacturing Co.(a)	12,420	1,658,194
Chemicals — 0.7%
Avient Corp.	25,221	787,904
Communications Equipment — 2.4%
Lumentum Holdings, Inc.(a)	7,333	2,702,870
Construction & Engineering — 6.4%
Comfort Systems USA, Inc.	3,080	2,874,533
Dycom Industries, Inc.(a)	4,756	1,607,052
Sterling Infrastructure, Inc.(a)	8,941	2,738,003
		7,219,588
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc.(a)	5,931	430,769
Electric Utilities — 1.0%
IDACORP, Inc.	8,836	1,118,284
Electrical Equipment — 1.6%
Eos Energy Enterprises, Inc.(a)	33,002	378,203
Powell Industries, Inc.	4,367	1,392,112
		1,770,315

	Shares	Value
Electronic Equipment, Instruments & Components — 5.9%
Coherent Corp.(a)	14,784	$2,728,683
Fabrinet(a)	5,674	2,583,259
Itron, Inc.(a)	9,511	883,191
Powerfleet, Inc.(a)	90,913	483,657
		6,678,790
Entertainment — 0.8%
Sphere Entertainment Co.(a)	9,057	861,140
Financial Services — 0.3%
Walker & Dunlop, Inc.	6,422	386,283
Health Care Equipment & Supplies — 5.0%
ICU Medical, Inc.(a)	8,356	1,192,150
Inspire Medical Systems, Inc.(a)	6,186	570,535
iRhythm Technologies, Inc.(a)	6,097	1,081,852
Merit Medical Systems, Inc.(a)	31,736	2,797,211
		5,641,748
Health Care Providers & Services — 5.0%
BrightSpring Health Services, Inc.(a)	25,043	937,860
GeneDx Holdings Corp.(a)	12,306	1,600,518
Guardant Health, Inc.(a)	16,684	1,704,104
HealthEquity, Inc.(a)	6,380	584,472
RadNet, Inc.(a)	11,652	831,370
		5,658,324
Health Care Technology — 0.6%
Waystar Holding Corp.(a)	20,550	673,013
Hotel & Resort REITs — 1.1%
Ryman Hospitality Properties, Inc.	12,878	1,218,516
Hotels, Restaurants & Leisure — 2.5%
Boyd Gaming Corp.	18,692	1,593,306
Churchill Downs, Inc.	4,564	519,292
Dutch Bros, Inc. - Class A(a)	12,437	761,393
		2,873,991
Household Durables — 1.3%
Installed Building Products, Inc.	5,525	1,433,130
Independent Power and Renewable Electricity Producers — 1.5%
Talen Energy Corp.(a)	4,482	1,680,033
Insurance — 1.2%
Skyward Specialty Insurance Group, Inc.(a)	26,815	1,370,515
Life Sciences Tools & Services — 0.6%
Adaptive Biotechnologies Corp.(a)	43,390	704,654
Machinery — 2.6%
Crane Co.	6,652	1,226,828
Esab Corp.	7,804	871,863
Federal Signal Corp.	7,468	810,950
		2,909,641

The accompanying notes are an integral part of these financial statements.

3

CARILLON CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Media — 0.7%
Magnite, Inc.(a)	50,165	$814,178
Oil, Gas & Consumable Fuels — 2.3%
Antero Resources Corp.(a)	29,630	1,021,050
Gulfport Energy Corp.(a)	7,750	1,611,922
		2,632,972
Pharmaceuticals — 6.6%
Amneal Pharmaceuticals, Inc.(a)	114,312	1,440,331
ANI Pharmaceuticals, Inc.(a)	15,561	1,228,386
Axsome Therapeutics, Inc.(a)	12,052	2,201,177
Maze Therapeutics, Inc.(a)	17,465	723,575
Structure Therapeutics, Inc. - ADR(a)	10,803	751,349
Supernus Pharmaceuticals, Inc.(a)	15,256	758,223
WaVe Life Sciences Ltd.(a)	24,343	413,831
		7,516,872
Professional Services — 1.8%
ExlService Holdings, Inc.(a)	27,544	1,168,967
Parsons Corp.(a)	14,582	901,168
		2,070,135
Retail REITs — 0.9%
Curbline Properties Corp.	45,701	1,060,720
Semiconductors & Semiconductor Equipment — 7.3%
Credo Technology Group Holding Ltd.(a)	13,986	2,012,446
MACOM Technology Solutions Holdings, Inc.(a)	15,541	2,661,862
Onto Innovation, Inc.(a)	6,546	1,033,352
Rambus, Inc.(a)	17,982	1,652,366
Silicon Motion Technology Corp. - ADR	9,836	911,797
		8,271,823
Software — 2.5%
AvePoint, Inc.(a)	56,741	788,133
Clearwater Analytics Holdings, Inc. - Class A(a)	56,544	1,363,841
Commvault Systems, Inc.(a)	5,402	677,195
		2,829,169
Specialty Retail — 2.7%
Boot Barn Holdings, Inc.(a)	7,054	1,244,819
Burlington Stores, Inc.(a)	6,296	1,818,600
		3,063,419
Textiles, Apparel & Luxury Goods — 1.3%
Birkenstock Holding PLC(a)	15,179	620,821
Kontoor Brands, Inc.	13,739	839,316
		1,460,137

	Shares	Value
Trading Companies & Distributors — 4.4%
Applied Industrial Technologies, Inc.	9,237	$2,371,784
FTAI Aviation Ltd.	12,014	2,364,956
McGrath RentCorp	2,200	230,846
		4,967,586
TOTAL COMMON STOCKS (Cost $83,332,571)		107,438,004
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
First American Government Obligations Fund - Class X, 3.67%(c)	862,785	862,785
TOTAL SHORT-TERM INVESTMENTS (Cost $862,785)		862,785
TOTAL INVESTMENTS — 95.7% (Cost $84,195,356)		$108,300,789
Other Assets in Excess of Liabilities — 4.3%		4,862,168
TOTAL NET ASSETS — 100.0%		$113,162,957

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The total market value of these securities was $838,149 which represented 0.7% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

4

CARILLON CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 100.8%
Aerospace & Defense — 2.6%
AAR Corp.(a)	7,150	$591,949
Moog, Inc. - Class A	2,222	541,168
		1,133,117
Air Freight & Logistics — 2.0%
Hub Group, Inc. - Class A	20,827	887,438
Automobile Components — 2.1%
Gentherm, Inc.(a)	13,094	476,229
Visteon Corp.	4,628	440,123
		916,352
Banks — 18.8%
Atlantic Union Bankshares Corp.	21,814	770,034
Columbia Banking System, Inc.	30,440	850,798
CVB Financial Corp.	32,549	605,411
First Financial Bancorp	21,640	541,433
FNB Corp.	53,371	912,644
Old National Bancorp	40,770	909,579
Provident Financial Services, Inc.	30,482	602,020
Renasant Corp.	24,759	872,012
Towne Bank	23,613	787,966
United Bankshares, Inc.	20,405	783,552
United Community Banks, Inc.	19,928	622,152
		8,257,601
Beverages — 0.7%
Primo Brands Corp.	20,215	330,515
Building Products — 1.8%
American Woodmark Corp.(a)	8,334	449,202
Quanex Building Products Corp.	23,049	354,494
		803,696
Chemicals — 6.8%
Ashland, Inc.	11,443	671,361
Avient Corp.	21,779	680,376
HB Fuller Co.	7,629	453,620
Methanex Corp.	15,029	596,952
Quaker Chemical Corp.	4,207	577,663
		2,979,972
Commercial Services & Supplies — 1.6%
MillerKnoll, Inc.	38,469	703,213
Construction & Engineering — 1.3%
Centuri Holdings, Inc.(a)	22,215	560,929
Consumer Staples Distribution & Retail — 1.0%
PriceSmart, Inc.	3,710	455,106
Electrical Equipment — 1.0%
nVent Electric PLC	4,542	463,148

	Shares	Value
Electronic Equipment, Instruments & Components — 5.1%
CTS Corp.	8,344	$357,707
IPG Photonics Corp.(a)	9,613	688,291
Plexus Corp.(a)	2,918	428,946
Rogers Corp.(a)	8,196	750,508
		2,225,452
Energy Equipment & Services — 4.6%
Cactus, Inc. - Class A	16,488	753,172
Patterson-UTI Energy, Inc.	70,466	430,547
Weatherford International PLC	10,547	825,408
		2,009,127
Food Products — 2.9%
J&J Snack Foods Corp.	4,598	415,521
Nomad Foods Ltd.	68,336	854,884
		1,270,405
Gas Utilities — 1.4%
ONE Gas, Inc.	8,213	634,454
Ground Transportation — 1.6%
Werner Enterprises, Inc.	23,768	713,278
Health Care Equipment & Supplies — 6.4%
CONMED Corp.	14,351	582,651
Enovis Corp.(a)	14,740	392,674
Envista Holdings Corp.(a)	29,331	636,776
ICU Medical, Inc.(a)	3,071	438,139
Integer Holdings Corp.(a)	9,905	776,849
		2,827,089
Hotel & Resort REITs — 2.1%
Pebblebrook Hotel Trust	37,626	425,926
Ryman Hospitality Properties, Inc.	5,426	513,408
		939,334
Household Durables — 2.0%
Century Communities, Inc.	5,957	353,548
Tri Pointe Homes, Inc.(a)	16,987	534,581
		888,129
Industrial REITs — 2.2%
First Industrial Realty Trust, Inc.	6,937	397,282
STAG Industrial, Inc.	15,181	558,053
		955,335
Insurance — 1.0%
Selective Insurance Group, Inc.	5,209	435,837
Leisure Products — 1.0%
Malibu Boats, Inc. - Class A(a)	16,200	457,002
Life Sciences Tools & Services — 2.4%
Bruker Corp.	22,441	1,057,195

The accompanying notes are an integral part of these financial statements.

5

CARILLON CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — 6.2%
Gates Industrial Corp. PLC(a)	28,954	$621,642
Helios Technologies, Inc.	16,127	862,633
JBT Marel Corp.	4,923	741,749
Kennametal, Inc.	17,694	502,687
		2,728,711
Metals & Mining — 0.9%
Materion Corp.	3,359	417,591
Multi-Utilities — 1.8%
Northwestern Energy Group, Inc.	11,990	773,835
Office REITs — 0.8%
Highwoods Properties, Inc.	13,321	343,948
Oil, Gas & Consumable Fuels — 2.2%
CNX Resources Corp.(a)	15,735	578,576
Matador Resources Co.	9,459	401,440
		980,016
Pharmaceuticals — 2.0%
Elanco Animal Health, Inc.(a)	38,027	860,551
Professional Services — 1.4%
Korn Ferry	9,475	625,539
Real Estate Management & Development — 2.1%
Cushman & Wakefield Ltd.(a)	56,279	911,157
Residential REITs — 0.9%
Independence Realty Trust, Inc.	22,989	401,848
Retail REITs — 1.6%
Kite Realty Group Trust	28,822	690,863
Semiconductors & Semiconductor Equipment — 3.1%
Diodes, Inc.(a)	15,503	764,918
Ichor Holdings Ltd.(a)	31,723	584,655
		1,349,573
Software — 1.5%
Blackbaud, Inc.(a)	10,110	640,165
Specialized REITs — 1.8%
Four Corners Property Trust, Inc.	17,133	395,087
Smartstop Self Storage REIT, Inc.	12,937	400,271
		795,358

	Shares	Value
Specialty Retail — 2.1%
Five Below, Inc.(a)	2,049	$385,950
Valvoline, Inc.(a)	18,085	525,550
		911,500
TOTAL COMMON STOCKS (Cost $36,838,317)		44,334,379
TOTAL INVESTMENTS — 100.8% (Cost $36,838,317)		$44,334,379
Liabilities in Excess of Other Assets — (0.8)%		(347,461)
TOTAL NET ASSETS — 100.0%		$43,986,918

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

6

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace & Defense — 1.9%
Curtiss-Wright Corp.	9,097	$5,014,903
General Electric Co.	19,408	5,978,246
		10,993,149
Automobiles — 2.4%
Tesla, Inc.(a)	30,810	13,855,873
Biotechnology — 2.9%
AbbVie, Inc.	27,745	6,339,455
Exelixis, Inc.(a)	58,481	2,563,222
Gilead Sciences, Inc.	46,082	5,656,105
Halozyme Therapeutics, Inc.(a)	38,633	2,600,001
		17,158,783
Broadline Retail — 5.2%
Amazon.com, Inc.(a)	131,823	30,427,385
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	12,290	3,542,961
State Street Corp.	26,940	3,475,530
The Goldman Sachs Group, Inc.	10,108	8,884,932
Virtu Financial, Inc. - Class A	36,938	1,230,774
		17,134,197
Communications Equipment — 2.3%
Arista Networks, Inc.(a)	55,040	7,211,891
Ciena Corp.(a)	13,556	3,170,342
Cisco Systems, Inc.	38,581	2,971,894
		13,354,127
Construction & Engineering — 0.8%
MasTec, Inc.(a)	21,942	4,769,533
Consumer Staples Distribution & Retail — 3.3%
Costco Wholesale Corp.	7,581	6,537,400
The Kroger Co.	64,088	4,004,218
US Foods Holding Corp.(a)	30,013	2,260,579
Walmart, Inc.	59,498	6,628,672
		19,430,869
Diversified Consumer Services — 0.4%
ADT, Inc.	265,827	2,145,224
Electronic Equipment, Instruments & Components — 0.5%
Jabil, Inc.	11,885	2,710,018
Entertainment — 1.6%
Netflix, Inc.(a)	99,130	9,294,429
Financial Services — 3.4%
MasterCard, Inc. - Class A	14,738	8,413,630
Visa, Inc. - Class A	32,337	11,340,909
		19,754,539

	Shares	Value
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	10,870	$2,233,785
Tenet Healthcare Corp.(a)	27,737	5,511,897
Universal Health Services, Inc. - Class B	30,553	6,661,165
		14,406,847
Health Care REITs — 0.5%
Welltower, Inc.	14,810	2,748,884
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.	1,142	6,115,787
Expedia Group, Inc.	6,766	1,916,875
		8,032,662
Interactive Media & Services — 11.4%
Alphabet, Inc. - Class A	85,766	26,844,758
Alphabet, Inc. - Class C	67,332	21,128,781
Meta Platforms, Inc. - Class A	28,610	18,885,175
		66,858,714
IT Services — 0.6%
Okta, Inc.(a)	19,391	1,676,740
Twilio, Inc. - Class A(a)	14,403	2,048,682
		3,725,422
Machinery — 0.6%
Flowserve Corp.	24,563	1,704,181
Westinghouse Air Brake Technologies Corp.	8,188	1,747,729
		3,451,910
Media — 0.8%
Fox Corp. - Class A	67,088	4,902,120
Metals & Mining — 0.7%
Newmont Corp.	39,059	3,900,041
Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)	95,737	1,467,648
Pharmaceuticals — 2.1%
Eli Lilly & Co.	11,299	12,142,809
Professional Services — 0.7%
Leidos Holdings, Inc.	22,440	4,048,176
Semiconductors & Semiconductor Equipment — 22.2%
Advanced Micro Devices, Inc.(a)	13,053	2,795,431
Broadcom, Inc.	91,927	31,815,935
Cirrus Logic, Inc.(a)	19,968	2,366,208
KLA Corp.	5,628	6,838,470
Micron Technology, Inc.	16,735	4,776,336
NVIDIA Corp.	415,709	77,529,729
QUALCOMM, Inc.	24,867	4,253,500
		130,375,609

The accompanying notes are an integral part of these financial statements.

7

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — 15.9%
AppLovin Corp. - Class A(a)	6,951	$4,683,723
Docusign, Inc.(a)	26,585	1,818,414
Intuit, Inc.	4,023	2,664,916
Microsoft Corp.	119,908	57,989,907
Oracle Corp.	26,276	5,121,455
Palantir Technologies, Inc. - Class A(a)	56,185	9,986,884
Pegasystems, Inc.	62,247	3,717,391
Salesforce, Inc.	28,394	7,521,854
		93,504,544
Specialty Retail — 1.2%
Five Below, Inc.(a)	14,637	2,757,025
The TJX Cos., Inc.	27,483	4,221,664
		6,978,689
Technology Hardware, Storage & Peripherals — 10.7%
Apple, Inc.	223,578	60,781,915
Dell Technologies, Inc. - Class C	17,487	2,201,264
		62,983,179

	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Tapestry, Inc.	19,039	$2,432,613
TOTAL COMMON STOCKS (Cost $178,895,365)		582,987,993
TOTAL INVESTMENTS — 99.4% (Cost $178,895,365)		$582,987,993
Other Assets in Excess of Liabilities — 0.6%		3,338,939
TOTAL NET ASSETS — 100.0%		$586,326,932

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

8

Carillon ClariVest International Stock Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 95.7%
Australia — 2.5%
Aristocrat Leisure Ltd.	54,647	$2,115,632
BHP Group Ltd.	68,506	2,067,457
Commonwealth Bank of Australia	14,712	1,570,349
Evolution Mining Ltd.	539,343	4,513,634
Northern Star Resources Ltd.	339,621	5,976,548
Qantas Airways Ltd.	904,532	6,249,145
		22,492,765
Brazil — 1.4%
Banco Bradesco S.A. - ADR	1,218,676	4,058,191
JBS NV - BDR(a)	198,300	2,864,625
Vale S.A. - ADR	417,131	5,435,217
		12,358,033
Canada — 8.2%
Agnico Eagle Mines Ltd.	19,700	3,340,769
Bank of Montreal	21,051	2,733,846
Canadian Imperial Bank of Commerce	78,295	7,097,918
Centerra Gold, Inc.	187,000	2,692,157
Fairfax Financial Holdings Ltd.	2,100	4,002,309
Great-West Lifeco, Inc.	159,817	7,881,689
Hudbay Minerals, Inc.	294,090	5,838,733
Kinross Gold Corp.	267,659	7,539,031
Loblaw Cos. Ltd.	88,000	3,978,288
Magna International, Inc.	69,154	3,686,567
Metro, Inc.	34,000	2,447,168
Royal Bank of Canada	56,475	9,627,762
Shopify, Inc. - Class A(a)	47,900	7,712,579
The Bank of Nova Scotia	44,418	3,275,971
WSP Global, Inc.	11,700	2,118,454
		73,973,241
China — 3.9%
Agricultural Bank of China Ltd. - Class H	2,812,000	2,091,915
Bank of China Ltd. - Class H	9,383,000	5,379,532
China Construction Bank Corp. - Class H	3,912,000	3,872,141
Industrial & Commercial Bank of China Ltd. - Class H	1,529,000	1,237,276
JD.com, Inc. - Class A	310,550	4,465,472
Jiangxi Copper Co. Ltd. - Class H	587,000	3,244,524
Tencent Holdings Ltd.	158,800	12,186,874
Xiaomi Corp. - Class B(a)	489,200	2,468,910
		34,946,644
Denmark — 1.0%
Danske Bank AS	111,259	5,555,862
Novo Nordisk AS - Class B	65,838	3,339,203
		8,895,065
France — 6.3%
BNP Paribas S.A.	39,219	3,710,389
Eiffage S.A.	31,115	4,458,134
Engie S.A.	292,372	7,680,414

	Shares	Value
L’Oreal S.A.	5,558	$2,386,135
LVMH Moet Hennessy Louis Vuitton SE	5,393	4,064,892
Safran S.A.	10,860	3,782,719
Sanofi S.A.	39,277	3,800,251
Schneider Electric SE	30,718	8,403,675
Societe Generale S.A.	128,555	10,349,182
TotalEnergies SE	67,517	4,401,969
Unibail-Rodamco-Westfield SE REIT	28,659	3,116,574
		56,154,334
Germany — 7.2%
Bayer AG	178,182	7,728,771
Deutsche Bank AG	158,892	6,123,553
Deutsche Telekom AG	192,630	6,270,303
E.ON SE	335,296	6,348,796
Fresenius SE & Co. KGaA	111,192	6,370,382
Heidelberg Materials AG	20,058	5,200,172
Infineon Technologies AG	75,261	3,283,706
MTU Aero Engines AG	10,933	4,532,031
SAP SE	37,401	9,087,255
Siemens AG	23,375	6,546,783
Siemens Energy AG(a)	24,698	3,464,843
		64,956,595
Hong Kong — 1.2%
Alibaba Group Holding Ltd.	598,400	10,987,200
India — 1.5%
Axis Bank Ltd.	236,643	3,346,247
HCL Technologies Ltd.	169,444	3,062,429
HDFC Bank Ltd.	436,134	4,817,926
ICICI Bank Ltd. - ADR	60,881	1,814,254
		13,040,856
Ireland — 0.3%
PDD Holdings, Inc. - ADR(a)	22,500	2,551,275
Israel — 1.8%
Bank Leumi Le-Israel B.M.	285,125	6,283,501
Teva Pharmaceutical Industries Ltd. - ADR(a)	316,922	9,891,135
		16,174,636
Italy — 2.6%
Enel SpA	332,199	3,453,980
Intesa Sanpaolo SpA	1,206,385	8,336,238
Leonardo SpA	73,250	4,189,936
Prysmian SpA	72,992	7,281,480
		23,261,634
Japan — 18.0%
Astellas Pharma, Inc.	482,100	6,416,518
Central Japan Railway Co.	309,900	8,584,230
Daiwa House Industry Co. Ltd.	84,800	2,816,956
FUJIFILM Holdings Corp.	195,900	4,156,687
Hitachi Ltd.	149,900	4,701,099

The accompanying notes are an integral part of these financial statements.

9

Carillon ClariVest International Stock Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Honda Motor Co. Ltd.	287,000	$2,816,811
ITOCHU Corp.	612,500	7,740,048
Japan Tobacco, Inc.	250,400	8,999,954
KDDI Corp.	545,800	9,446,545
Kioxia Holdings Corp.(a)	64,800	4,312,767
Kirin Holdings Co. Ltd.	240,500	3,600,047
Marubeni Corp.	196,300	5,466,955
Mitsubishi Corp.	163,200	3,732,822
Mitsubishi Estate Co. Ltd.	149,500	3,632,121
Mitsubishi UFJ Financial Group, Inc.	332,800	5,281,893
Mitsui & Co. Ltd.	142,600	4,234,840
Mizuho Financial Group, Inc.	118,700	4,331,905
NEC Corp.	85,700	2,899,703
Nintendo Co. Ltd.	40,000	2,700,583
NTT, Inc.	2,954,800	2,982,844
Otsuka Holdings Co. Ltd.	132,200	7,477,130
SoftBank Group Corp.	110,800	3,108,310
Sumitomo Corp.	240,700	8,331,230
Sumitomo Electric Industries Ltd.	319,100	12,852,483
Sumitomo Metal Mining Co. Ltd.	118,000	4,725,141
Sumitomo Mitsui Financial Group, Inc.	232,200	7,467,881
Sumitomo Mitsui Trust Group, Inc.	179,400	5,467,191
Takeda Pharmaceutical Co. Ltd.	206,300	6,408,764
TDK Corp.	478,500	6,769,699
		161,463,157
Netherlands — 3.1%
ASML Holding N.V.	7,172	7,727,965
NN Group N.V.	139,740	10,780,179
Prosus N.V.	150,965	9,347,588
		27,855,732
Singapore — 1.7%
DBS Group Holdings Ltd.	146,150	6,402,050
Trip.com Group Ltd.	129,350	9,274,581
		15,676,631
South Korea — 6.2%
Hyundai Motor Co.	35,483	7,327,523
Kia Corp.	38,075	3,227,752
Korea Electric Power Corp.	178,675	5,864,057
LG Uplus Corp.	355,595	3,633,583
Samsung Electronics Co. Ltd.	161,628	13,546,834
SK Hynix, Inc.	48,266	21,858,618
		55,458,367
Spain — 3.7%
ACS Actividades de Construccion y Servicios S.A.	39,589	3,929,811
Banco Bilbao Vizcaya Argentaria S.A.	234,747	5,506,505

	Shares	Value
Banco Santander S.A.	872,945	$10,274,979
Iberdrola S.A.	430,777	9,327,773
Repsol S.A.	219,397	4,093,597
		33,132,665
Switzerland — 4.3%
Logitech International S.A.	46,169	4,686,987
Nestle S.A.	22,113	2,194,917
Novartis AG	83,678	11,530,493
Roche Holding AG	24,562	10,143,376
UBS Group AG	223,550	10,322,332
		38,878,105
Taiwan — 8.1%
ASE Technology Holding Co. Ltd.	261,000	2,057,965
Asustek Computer, Inc.	290,000	5,040,991
Compal Electronics, Inc.	3,934,000	3,800,081
CTBC Financial Holding Co. Ltd.	2,028,000	3,240,319
Eva Airways Corp.	1,882,354	2,188,855
Hon Hai Precision Industry Co. Ltd.	1,185,000	8,686,436
MediaTek, Inc.	143,000	6,492,942
Quanta Computer, Inc.	319,000	2,755,166
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	113,333	34,440,765
Wistron Corp.	915,000	4,372,811
		73,076,331
United Kingdom — 12.7%
3i Group PLC	207,730	9,108,686
AstraZeneca PLC	35,696	6,605,854
BAE Systems PLC	216,032	4,971,970
Barclays PLC	2,016,454	12,907,534
BP PLC	290,931	1,696,693
British American Tobacco PLC	171,750	9,736,584
Coca-Cola Europacific Partners PLC	26,436	2,397,745
GSK PLC	353,671	8,670,997
HSBC Holdings PLC	702,476	11,054,081
Imperial Brands PLC	154,465	6,485,989
Lloyds Banking Group PLC	3,452,576	4,566,753
Marks & Spencer Group PLC	538,276	2,395,339
National Grid PLC	338,312	5,189,173
RELX PLC	33,968	1,368,458
Rio Tinto PLC	59,809	4,817,660
Rolls-Royce Holdings PLC	478,226	7,396,079
Shell PLC	155,400	5,726,819
SSE PLC	66,047	1,936,353
Standard Chartered PLC	134,127	3,272,746
Unilever PLC	49,117	3,209,155
		113,514,668
TOTAL COMMON STOCKS (Cost $568,583,923)		858,847,934

The accompanying notes are an integral part of these financial statements.

10

Carillon ClariVest International Stock Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS — 2.1%
China — 1.1%
Xtrackers Harvest CSI 300 China A-Shares Exchange Traded Fund(b)	285,208	$9,369,083
India — 1.0%
iShares MSCI India Exchange Traded Fund	162,851	8,802,096
TOTAL EXCHANGE TRADED FUNDS (Cost $15,363,739)		18,171,179
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
First American Government Obligations Fund - Class X, 3.67%(c)	330,750	330,750
TOTAL SHORT-TERM INVESTMENTS (Cost $330,750)		330,750
TOTAL INVESTMENTS — 97.8% (Cost $584,278,412)		$877,349,863
Other Assets in Excess of Liabilities — 2.2%		20,027,742
TOTAL NET ASSETS — 100.0%		$897,377,605

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The total market value of these securities was $321,930, which represented 0.0% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

11

CARILLON EAGLE GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace & Defense — 3.3%
RTX Corp.	88,574	$16,244,472
Banks — 12.0%
Bank of America Corp.	146,563	8,060,965
JPMorgan Chase & Co.	75,280	24,256,721
The PNC Financial Services Group, Inc.	74,242	15,496,533
Wells Fargo & Co.	121,331	11,308,049
		59,122,268
Beverages — 2.7%
The Coca-Cola Co.	191,827	13,410,626
Biotechnology — 3.7%
AbbVie, Inc.	47,879	10,939,873
Gilead Sciences, Inc.	57,469	7,053,745
		17,993,618
Building Products — 0.7%
Carrier Global Corp.	61,226	3,235,182
Capital Markets — 6.2%
Blackrock, Inc.	8,386	8,975,871
Intercontinental Exchange, Inc.	28,616	4,634,648
The Goldman Sachs Group, Inc.	19,217	16,891,743
		30,502,262
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	396,210	9,841,856
Electric Utilities — 4.3%
Duke Energy Corp.	118,931	13,939,902
NextEra Energy, Inc.	92,693	7,441,394
		21,381,296
Electrical Equipment — 5.4%
Eaton Corp. PLC	39,965	12,729,252
Emerson Electric Co.	49,127	6,520,135
Rockwell Automation, Inc.	18,639	7,251,876
		26,501,263
Electronic Equipment, Instruments & Components — 2.6%
Corning, Inc.	145,534	12,742,957
Energy Equipment & Services — 0.7%
Baker Hughes Co.	75,564	3,441,185
Food Products — 1.5%
Mondelez International, Inc. - Class A	137,069	7,378,424
Ground Transportation — 1.0%
Union Pacific Corp.	21,308	4,928,967

	Shares	Value
Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	97,855	$12,260,253
Medtronic PLC	128,853	12,377,619
		24,637,872
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	21,748	7,179,232
Hotels, Restaurants & Leisure — 4.0%
McDonald’s Corp.	44,170	13,499,677
Starbucks Corp.	75,303	6,341,266
		19,840,943
Household Products — 3.0%
The Procter & Gamble Co.	102,775	14,728,685
IT Services — 4.5%
Accenture PLC - Class A	35,066	9,408,208
International Business Machines Corp.	43,350	12,840,703
		22,248,911
Machinery — 1.1%
Deere & Co.	12,090	5,628,741
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	62,314	9,497,277
The Williams Cos, Inc.	204,912	12,317,260
		21,814,537
Pharmaceuticals — 3.3%
AstraZeneca PLC - ADR	119,438	10,979,936
Johnson & Johnson	25,295	5,234,800
		16,214,736
Semiconductors & Semiconductor Equipment — 7.5%
Analog Devices, Inc.	44,836	12,159,523
Broadcom, Inc.	50,228	17,383,911
Lam Research Corp.	42,824	7,330,612
		36,874,046
Software — 7.1%
Microsoft Corp.	58,880	28,475,546
Oracle Corp.	31,761	6,190,536
		34,666,082
Specialized REITs — 1.1%
Equinix, Inc.	6,994	5,358,523
Specialty Retail — 6.8%
Dick’s Sporting Goods, Inc.	27,906	5,524,551
The Home Depot, Inc.	25,999	8,946,256
The TJX Cos., Inc.	82,736	12,709,077
Tractor Supply Co.	124,000	6,201,240
		33,381,124

The accompanying notes are an integral part of these financial statements.

12

CARILLON EAGLE GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware, Storage & Peripherals — 1.6%
Hewlett Packard Enterprise Co.	330,779	$7,945,312
Wireless Telecommunication Services — 1.9%
T-Mobile US, Inc.	44,798	9,095,786
TOTAL COMMON STOCKS (Cost $309,249,528)		486,338,906
TOTAL INVESTMENTS — 98.9% (Cost $309,249,528)		$486,338,906
Other Assets in Excess of Liabilities — 1.1%		5,433,233
TOTAL NET ASSETS — 100.0%		$491,772,139

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

13

CARILLON EAGLE MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace & Defense — 4.5%
Axon Enterprise, Inc.(a)	188,832	$107,243,358
Carpenter Technology Corp.	244,208	76,886,446
StandardAero, Inc.(a)	1,747,566	50,120,193
		234,249,997
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	341,141	54,841,827
Beverages — 1.1%
Celsius Holdings, Inc.(a)	1,220,594	55,829,970
Biotechnology — 5.9%
Alnylam Pharmaceuticals, Inc.(a)	268,518	106,776,183
Insmed, Inc.(a)	417,246	72,617,494
Natera, Inc.(a)	376,030	86,144,713
Neurocrine Biosciences, Inc.(a)	299,457	42,471,986
		308,010,376
Capital Markets — 7.8%
Ares Management Corp. - Class A	870,519	140,701,986
Coinbase Global, Inc. - Class A(a)	144,877	32,762,485
Houlihan Lokey, Inc.	419,419	73,058,595
LPL Financial Holdings, Inc.	309,652	110,598,405
Moody’s Corp.	108,773	55,566,687
		412,688,158
Commercial Services & Supplies — 3.9%
RB Global, Inc.	1,253,163	128,912,878
Waste Connections, Inc.	439,013	76,985,319
		205,898,197
Construction & Engineering — 2.0%
Quanta Services, Inc.	248,174	104,744,318
Construction Materials — 1.6%
Martin Marietta Materials, Inc.	138,374	86,159,955
Consumer Staples Distribution & Retail — 1.8%
Casey’s General Stores, Inc.	175,360	96,923,226
Electrical Equipment — 3.0%
Rockwell Automation, Inc.	70,159	27,296,762
Vertiv Holdings Co. - Class A	791,402	128,215,038
		155,511,800
Electronic Equipment, Instruments & Components — 1.1%
Trimble, Inc.(a)	714,371	55,970,968
Energy Equipment & Services — 0.9%
Baker Hughes Co.	1,035,810	47,170,787

	Shares	Value
Entertainment — 3.4%
ROBLOX Corp. - Class A(a)	1,012,703	$82,059,324
Take-Two Interactive Software, Inc.(a)	167,654	42,924,454
TKO Group Holdings, Inc.	264,065	55,189,585
		180,173,363
Financial Services — 1.7%
Corpay, Inc.(a)	209,080	62,918,444
Shift4 Payments, Inc. - Class A(a)(b)	463,349	29,177,087
		92,095,531
Ground Transportation — 1.1%
XPO, Inc.(a)	414,174	56,290,388
Health Care Equipment & Supplies — 3.8%
Dexcom, Inc.(a)	475,090	31,531,723
IDEXX Laboratories, Inc.(a)	122,241	82,699,704
Insulet Corp.(a)	218,253	62,036,233
Medline, Inc. - Class A(a)	68,999	2,897,958
Penumbra, Inc.(a)	60,924	18,941,881
		198,107,499
Health Care Providers & Services — 4.1%
Cencora, Inc.	456,160	154,068,040
Encompass Health Corp.	568,824	60,374,979
		214,443,019
Health Care Technology — 1.3%
Doximity, Inc. - Class A(a)	449,579	19,907,358
Veeva Systems, Inc. - Class A(a)	227,668	50,822,328
		70,729,686
Hotels, Restaurants & Leisure — 11.5%
Cava Group, Inc.(a)	240,400	14,109,076
DoorDash, Inc. - Class A(a)	167,872	38,019,651
DraftKings, Inc. - Class A(a)	1,745,191	60,139,282
Dutch Bros, Inc. - Class A(a)	914,132	55,963,161
Hilton Worldwide Holdings, Inc.	447,142	128,441,540
Royal Caribbean Cruises Ltd.	547,569	152,727,945
Wingstop, Inc.	262,880	62,694,251
Wynn Resorts Ltd.	791,168	95,201,245
		607,296,151
Independent Power and Renewable Electricity Producers — 1.4%
Vistra Corp.	469,620	75,763,795
Industrial REITs — 0.7%
EastGroup Properties, Inc.	192,937	34,369,797
Insurance — 0.9%
Ryan Specialty Holdings, Inc.	889,447	45,922,149

The accompanying notes are an integral part of these financial statements.

14

CARILLON EAGLE MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Interactive Media & Services — 1.3%
Reddit, Inc. - Class A(a)	289,575	$66,564,605
IT Services — 3.5%
Cloudflare, Inc. - Class A(a)	529,162	104,324,288
MongoDB, Inc.(a)	127,173	53,373,237
Okta, Inc.(a)	298,838	25,840,522
		183,538,047
Life Sciences Tools & Services — 0.3%
IQVIA Holdings, Inc.(a)	71,640	16,148,372
Machinery — 4.2%
Cummins, Inc.	111,673	57,003,483
ITT, Inc.	407,446	70,695,955
Westinghouse Air Brake Technologies Corp.	425,584	90,840,905
		218,540,343
Media — 0.4%
The Trade Desk, Inc. - Class A(a)	571,309	21,686,890
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.(a)	1,326,981	45,727,765
Permian Resources Corp. - Class A	2,908,007	40,799,338
		86,527,103
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)	69,769	23,475,175
Semiconductors & Semiconductor Equipment — 6.6%
Entegris, Inc.	537,518	45,285,892
MACOM Technology Solutions Holdings, Inc.(a)	272,087	46,603,061
Marvell Technology, Inc.	891,354	75,747,263
Monolithic Power Systems, Inc.	90,921	82,407,158
Qnity Electronics, Inc.	496,426	40,533,183
Teradyne, Inc.	298,843	57,844,051
		348,420,608
Software — 8.4%
Datadog, Inc. - Class A(a)	634,127	86,234,931
Dynatrace, Inc.(a)	888,533	38,509,020
Fair Isaac Corp.(a)	43,118	72,896,153
HubSpot, Inc.(a)	69,179	27,761,533
PTC, Inc.(a)	309,871	53,982,627
Tyler Technologies, Inc.(a)	140,699	63,870,311
Zoom Communications, Inc.(a)	661,911	57,116,300
Zscaler, Inc.(a)	187,023	42,065,213
		442,436,088

	Shares	Value
Specialty Retail — 6.1%
Carvana Co.(a)	303,851	$128,231,199
Chewy, Inc. - Class A(a)	1,894,339	62,607,904
Floor & Decor Holdings, Inc. - Class A(a)	673,815	41,028,595
Ross Stores, Inc.	485,717	87,497,061
		319,364,759
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	186,946	19,380,692
Trading Companies & Distributors — 1.9%
Core & Main, Inc. - Class A(a)	911,143	47,352,102
Ferguson Enterprises, Inc.	241,969	53,869,558
		101,221,660
TOTAL COMMON STOCKS (Cost $3,617,032,870)		5,240,495,299
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
First American Government Obligations Fund - Class X, 3.67%(c)	30,142,759	30,142,759
TOTAL SHORT-TERM INVESTMENTS (Cost $30,142,759)		30,142,759
TOTAL INVESTMENTS — 100.2% (Cost $3,647,175,629)		$5,270,638,058
Liabilities in Excess of Other Assets — (0.2)%		(12,005,348)
TOTAL NET ASSETS — 100.0%		$5,258,632,710

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $28,868,282 which represented 0.5% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

15

CARILLON EAGLE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace & Defense — 6.7%
Astronics Corp.(a)	84,469	$4,581,598
ATI, Inc.(a)	27,259	3,128,243
Karman Holdings, Inc.(a)	80,223	5,869,917
Mercury Systems, Inc.(a)	51,172	3,736,068
Voyager Technologies, Inc. - Class A(a)	72,590	1,897,502
Woodward, Inc.	28,727	8,684,747
		27,898,075
Beverages — 0.5%
Celsius Holdings, Inc.(a)	45,256	2,070,009
Biotechnology — 9.8%
Alkermes PLC(a)	62,336	1,744,161
Arcellx, Inc.(a)	30,950	2,017,940
Catalyst Pharmaceuticals, Inc.(a)	116,709	2,723,988
Celcuity, Inc.(a)	28,746	2,867,126
Disc Medicine, Inc.(a)	19,306	1,533,089
Insmed, Inc.(a)	8,289	1,442,618
Krystal Biotech, Inc.(a)	18,332	4,519,571
Madrigal Pharmaceuticals, Inc.(a)	10,186	5,931,715
Nuvalent, Inc. - Class A(a)	37,873	3,809,645
Protagonist Therapeutics, Inc.(a)	43,326	3,784,093
Revolution Medicines, Inc.(a)	17,538	1,396,902
TG Therapeutics, Inc.(a)	40,701	1,213,297
Vaxcyte, Inc.(a)	42,962	1,982,267
Veracyte, Inc.(a)	85,157	3,585,110
Viridian Therapeutics, Inc.(a)	75,744	2,357,153
		40,908,675
Building Products — 2.3%
Modine Manufacturing Co.(a)	26,675	3,561,379
Zurn Elkay Water Solutions Corp.	130,102	6,048,442
		9,609,821
Capital Markets — 6.0%
LPL Financial Holdings, Inc.	7,808	2,788,783
Perella Weinberg Partners	330,123	5,711,128
PJT Partners, Inc. - Class A	58,446	9,772,171
StepStone Group, Inc. - Class A	101,773	6,530,774
		24,802,856
Chemicals — 4.5%
Perimeter Solutions, Inc.(a)	221,801	6,106,182
Quaker Chemical Corp.	42,787	5,875,083
Sensient Technologies Corp.	26,894	2,526,691
Solstice Advanced Materials, Inc.(a)	88,326	4,290,877
		18,798,833
Commercial Services & Supplies — 3.3%
MSA Safety, Inc.	32,176	5,152,664
RB Global, Inc.	84,602	8,703,008
		13,855,672

	Shares	Value
Communications Equipment — 0.6%
Applied Optoelectronics, Inc.(a)	74,848	$2,609,201
Construction & Engineering — 3.3%
Dycom Industries, Inc.(a)	28,683	9,691,986
Primoris Services Corp.	32,772	4,068,316
		13,760,302
Consumer Finance — 1.1%
FirstCash Holdings, Inc.	27,939	4,452,918
Diversified Consumer Services — 1.4%
OneSpaWorld Holdings Ltd.	285,055	5,912,041
Electrical Equipment — 3.2%
Bloom Energy Corp. - Class A(a)	41,169	3,577,174
Generac Holdings, Inc.(a)	14,110	1,924,181
Powell Industries, Inc.	15,595	4,971,374
Shoals Technologies Group, Inc. - Class A(a)	317,472	2,698,512
		13,171,241
Electronic Equipment, Instruments & Components — 6.1%
Badger Meter, Inc.	24,770	4,320,136
Cognex Corp.	83,500	3,004,330
Coherent Corp.(a)	16,863	3,112,404
Fabrinet(a)	8,331	3,792,938
Itron, Inc.(a)	39,524	3,670,198
Littelfuse, Inc.	18,479	4,673,709
Mirion Technologies, Inc.(a)	129,301	3,028,229
		25,601,944
Energy Equipment & Services — 1.6%
Archrock, Inc.	250,337	6,513,769
Food Products — 1.0%
Vital Farms, Inc.(a)	128,059	4,090,205
Ground Transportation — 0.8%
Landstar System, Inc.	24,592	3,533,870
Health Care Equipment & Supplies — 4.4%
Beta Bionics, Inc.(a)	48,106	1,465,790
Establishment Labs Holdings, Inc.(a)	53,794	3,920,507
Glaukos Corp.(a)	19,105	2,157,145
iRhythm Technologies, Inc.(a)	30,598	5,429,309
Merit Medical Systems, Inc.(a)	39,954	3,521,545
TransMedics Group, Inc.(a)	14,824	1,803,340
		18,297,636
Health Care Providers & Services — 7.4%
BrightSpring Health Services, Inc.(a)	197,787	7,407,123
GeneDx Holdings Corp.(a)	23,485	3,054,459
Guardant Health, Inc.(a)	53,711	5,486,041
HealthEquity, Inc.(a)	34,688	3,177,768

The accompanying notes are an integral part of these financial statements.

16

CARILLON EAGLE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
Hims & Hers Health, Inc.(a)	68,553	$2,225,916
RadNet, Inc.(a)	49,814	3,554,229
The Ensign Group, Inc.	34,743	6,052,231
		30,957,767
Hotels, Restaurants & Leisure — 3.2%
Black Rock Coffee Bar, Inc. - Class A(a)	149,740	3,331,715
Genius Sports Ltd.(a)	310,475	3,421,435
Shake Shack, Inc. - Class A(a)	48,585	3,943,644
Wingstop, Inc.	10,584	2,524,178
		13,220,972
Industrial REITs — 1.6%
EastGroup Properties, Inc.	38,284	6,819,912
Insurance — 1.0%
Selective Insurance Group, Inc.	50,582	4,232,196
Interactive Media & Services — 0.5%
ZoomInfo Technologies, Inc.(a)	191,854	1,951,155
Machinery — 5.5%
Atmus Filtration Technologies, Inc.	115,763	6,009,257
Esab Corp.	58,958	6,586,788
Federal Signal Corp.	34,204	3,714,213
SPX Technologies, Inc.(a)	32,319	6,465,739
		22,775,997
Metals & Mining — 0.7%
Materion Corp.	23,150	2,878,008
Oil, Gas & Consumable Fuels — 1.9%
Antero Resources Corp.(a)	78,772	2,714,483
Viper Energy, Inc. - Class A	132,630	5,123,497
		7,837,980
Pharmaceuticals — 0.9%
Axsome Therapeutics, Inc.(a)	20,385	3,723,116
Professional Services — 0.4%
Parsons Corp.(a)	30,248	1,869,326
Real Estate Management & Development — 1.1%
Cushman & Wakefield Ltd.(a)	275,697	4,463,534
Semiconductors & Semiconductor Equipment — 5.9%
Ambarella, Inc.(a)	40,040	2,836,434
Credo Technology Group Holding Ltd.(a)	23,090	3,322,420
Impinj, Inc.(a)	16,792	2,921,976

	Shares	Value
Lattice Semiconductor Corp.(a)	40,916	$3,010,599
Rambus, Inc.(a)	77,893	7,157,588
SiTime Corp.(a)	15,399	5,438,773
		24,687,790
Software — 7.3%
Appfolio, Inc. - Class A(a)	21,486	4,998,718
BILL Holdings, Inc.(a)	77,417	4,222,323
Cellebrite DI Ltd.(a)	348,058	6,275,486
I3 Verticals, Inc. - Class A(a)	113,847	2,867,806
Monday.com Ltd.(a)	12,941	1,909,574
Pegasystems, Inc.	75,994	4,538,362
Procore Technologies, Inc.(a)	47,381	3,446,494
Varonis Systems, Inc.(a)	59,699	1,958,127
		30,216,890
Specialty Retail — 3.2%
Abercrombie & Fitch Co. - Class A(a)	17,200	2,164,964
Boot Barn Holdings, Inc.(a)	35,329	6,234,509
Revolve Group, Inc.(a)	116,496	3,517,014
Warby Parker, Inc. - Class A(a)	59,612	1,298,945
		13,215,432
Technology Hardware, Storage & Peripherals — 0.2%
IonQ, Inc.(a)	18,409	826,012
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	21,785	5,593,735
Core & Main, Inc. - Class A(a)	75,226	3,909,495
		9,503,230
TOTAL COMMON STOCKS (Cost $287,561,315)		415,066,385
TOTAL INVESTMENTS — 99.7% (Cost $287,561,315)		$415,066,385
Other Assets in Excess of Liabilities — 0.3%		1,362,022
TOTAL NET ASSETS — 100.0%		$416,428,407

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

17

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 4.7%
ATI, Inc. (a)	566,335	$64,992,605
BWX Technologies, Inc.	48,209	8,332,443
Howmet Aerospace, Inc.	74,597	15,293,877
L3Harris Technologies, Inc.	103,272	30,317,561
Textron, Inc.	363,689	31,702,770
		150,639,256
Automobile Components — 1.3%
Aptiv PLC (a)	563,222	42,855,562
Banks — 5.1%
Citizens Financial Group, Inc.	954,993	55,781,141
First Horizon Corp.	2,430,027	58,077,645
Huntington Bancshares, Inc.	2,851,011	49,465,041
		163,323,827
Beverages — 1.8%
Coca-Cola Consolidated, Inc.	191,769	29,398,188
Monster Beverage Corp. (a)	353,357	27,091,881
		56,490,069
Biotechnology — 1.3%
Insmed, Inc.(a)	94,212	16,396,656
Neurocrine Biosciences, Inc.(a)	174,390	24,733,734
		41,130,390
Broadline Retail — 1.1%
Coupang, Inc.(a)	1,548,137	36,520,552
Building Products — 1.2%
Carlisle Cos., Inc.	34,690	11,095,943
Carrier Global Corp.	242,858	12,832,617
Owens Corning	135,677	15,183,613
		39,112,173
Capital Markets — 4.4%
Blue Owl Capital, Inc. - Class A	775,437	11,585,029
Cboe Global Markets, Inc.	122,583	30,768,333
Coinbase Global, Inc. - Class A(a)	50,258	11,365,344
Evercore, Inc. - Class A	84,429	28,726,967
Invesco Ltd.	607,578	15,961,074
Robinhood Markets, Inc. - Class A(a)	168,058	19,007,360
StepStone Group, Inc. - Class A	360,481	23,132,066
		140,546,173
Chemicals — 1.9%
Corteva, Inc.	240,458	16,117,900
DuPont de Nemours, Inc.	437,532	17,588,786
The Mosaic Co.	1,167,088	28,115,150
		61,821,836
Commercial Services & Supplies — 1.1%
Clean Harbors, Inc.(a)	65,026	15,247,296
RB Global, Inc.	191,371	19,686,335
		34,933,631

	Shares	Value
Communications Equipment — 0.9%
Ciena Corp.(a)	129,816	$30,360,068
Construction & Engineering — 1.4%
Quanta Services, Inc.	102,945	43,448,967
Construction Materials — 1.7%
Eagle Materials, Inc.	86,496	17,876,993
Martin Marietta Materials, Inc.	57,393	35,736,326
		53,613,319
Consumer Staples Distribution & Retail — 1.9%
Casey’s General Stores, Inc.	83,120	45,941,255
Sprouts Farmers Market, Inc.(a)	189,421	15,091,171
		61,032,426
Distributors — 0.7%
LKQ Corp.	695,955	21,017,841
Electric Utilities — 1.5%
Evergy, Inc.	667,589	48,393,527
Electrical Equipment — 1.9%
AMETEK, Inc.	126,944	26,062,873
Hubbell, Inc.	50,583	22,464,416
Vertiv Holdings Co. - Class A	80,182	12,990,286
		61,517,575
Electronic Equipment, Instruments & Components — 1.1%
Celestica, Inc.(a)	59,022	17,447,493
Keysight Technologies, Inc.(a)	84,176	17,103,722
		34,551,215
Entertainment — 2.2%
Live Nation Entertainment, Inc.(a)	87,684	12,494,970
Take-Two Interactive Software, Inc. (a)	106,230	27,198,067
TKO Group Holdings, Inc.	147,063	30,736,167
		70,429,204
Financial Services — 2.4%
Corebridge Financial, Inc.	956,017	28,843,033
Jack Henry & Associates, Inc.	83,388	15,216,642
Rocket Cos., Inc. - Class A	1,154,893	22,358,728
Shift4 Payments, Inc. - Class A(a)(b)	156,238	9,838,307
		76,256,710
Food Products — 2.7%
Freshpet, Inc.(a)	252,568	15,388,968
JBS NV - Class A(a)	2,685,579	38,726,049
The Hershey Co.	185,568	33,769,665
		87,884,682
Gas Utilities — 1.5%
Atmos Energy Corp.	288,894	48,427,301

The accompanying notes are an integral part of these financial statements.

18

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Ground Transportation — 0.9%
U-Haul Holding Co.	267,021	$12,480,562
XPO, Inc.(a)	131,299	17,844,847
		30,325,409
Health Care Equipment & Supplies — 3.9%
GE HealthCare Technologies, Inc.	491,072	40,277,725
Penumbra, Inc.(a)	70,915	22,048,183
Solventum Corp.(a)	407,383	32,281,029
Zimmer Biomet Holdings, Inc.	325,363	29,256,641
		123,863,578
Health Care Providers & Services — 4.0%
Cencora, Inc.	116,670	39,405,292
Encompass Health Corp.	294,147	31,220,763
Henry Schein, Inc.(a)	356,037	26,909,276
Quest Diagnostics, Inc.	179,947	31,226,203
		128,761,534
Health Care REITs — 0.7%
Ventas, Inc.	285,952	22,126,966
Hotels, Restaurants & Leisure — 1.8%
Boyd Gaming Corp.	219,693	18,726,631
Las Vegas Sands Corp.	222,797	14,501,857
Life Time Group Holdings, Inc.(a)	954,227	25,363,354
		58,591,842
Household Durables — 1.7%
D.R. Horton, Inc.	132,753	19,120,414
SharkNinja, Inc.(a)	328,513	36,760,605
		55,881,019
Industrial REITs — 2.1%
EastGroup Properties, Inc.	124,429	22,165,782
STAG Industrial, Inc.	1,263,723	46,454,457
		68,620,239
Insurance — 3.1%
Arch Capital Group Ltd.(a)	131,353	12,599,380
Axis Capital Holdings Ltd.	195,454	20,931,169
Selective Insurance Group, Inc.	97,372	8,147,115
The Allstate Corp.	72,829	15,159,356
White Mountains Insurance Group Ltd.	10,720	22,276,482
Willis Towers Watson PLC	58,494	19,221,128
		98,334,630
IT Services — 2.1%
Cloudflare, Inc. - Class A(a)	138,532	27,311,584
MongoDB, Inc.(a)	94,501	39,661,124
		66,972,708
Leisure Products — 1.2%
Brunswick Corp.	514,795	38,218,381

	Shares	Value
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	327,485	$44,560,884
Charles River Laboratories International, Inc.(a)	97,021	19,353,749
		63,914,633
Machinery — 3.5%
Cummins, Inc.	56,241	28,708,219
Oshkosh Corp.	167,316	21,019,909
Parker-Hannifin Corp.	41,099	36,124,377
Xylem, Inc.	198,395	27,017,431
		112,869,936
Media — 0.6%
Omnicom Group, Inc.	222,123	17,936,432
Metals & Mining — 1.2%
Agnico Eagle Mines Ltd.	120,096	20,359,875
Alamos Gold, Inc. - Class A	507,731	19,588,262
		39,948,137
Mortgage REITs — 0.5%
AGNC Investment Corp.	1,442,281	15,461,252
Multi-Utilities — 3.1%
CenterPoint Energy, Inc.	1,259,077	48,273,012
WEC Energy Group, Inc.	481,679	50,797,867
		99,070,879
Office REITs — 0.4%
Cousins Properties, Inc.	489,054	12,607,812
Oil, Gas & Consumable Fuels — 4.7%
EQT Corp.	784,135	42,029,636
Expand Energy Corp.	148,586	16,397,951
Marathon Petroleum Corp.	211,529	34,400,961
Viper Energy, Inc. - Class A	1,455,618	56,230,524
		149,059,072
Passenger Airlines — 1.4%
Delta Air Lines, Inc.	652,764	45,301,822
Residential REITs — 1.0%
Mid-America Apartment Communities, Inc.	150,441	20,897,759
UDR, Inc.	323,215	11,855,526
		32,753,285
Retail REITs — 1.6%
Agree Realty Corp.	709,521	51,106,798
Semiconductors & Semiconductor Equipment — 5.4%
Allegro MicroSystems, Inc.(a)	839,121	22,136,012
Entegris, Inc.	197,147	16,609,635
MACOM Technology Solutions Holdings, Inc.(a)	129,825	22,236,426
Monolithic Power Systems, Inc.	27,698	25,104,359
Qnity Electronics, Inc.	359,750	29,373,588

The accompanying notes are an integral part of these financial statements.

19

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Rambus, Inc.(a)	223,296	$20,518,669
Teradyne, Inc.	188,528	36,491,480
		172,470,169
Software — 2.1%
Clearwater Analytics Holdings, Inc. - Class A(a)	1,396,569	33,685,244
ServiceTitan, Inc. - Class A(a)	316,340	33,690,210
		67,375,454
Specialized REITs — 0.5%
Digital Realty Trust, Inc.	99,529	15,398,132
Specialty Retail — 3.5%
Boot Barn Holdings, Inc.(a)	123,500	21,794,045
Carvana Co.(a)	43,462	18,341,833
Murphy USA, Inc.	97,859	39,488,064
Ross Stores, Inc.	180,485	32,512,568
		112,136,510
Trading Companies & Distributors — 2.7%
FTAI Aviation Ltd.	241,534	47,545,968
United Rentals, Inc.	47,354	38,324,540
		85,870,508
TOTAL COMMON STOCKS (Cost $2,390,732,996)		3,189,283,441
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund - Class X, 3.67%(c)	10,169,881	10,169,881
TOTAL SHORT-TERM INVESTMENTS (Cost $10,169,881)		10,169,881
TOTAL INVESTMENTS — 99.8% (Cost $2,400,902,877)		$3,199,453,322
Other Assets in Excess of Liabilities — 0.2%		6,196,105
TOTAL NET ASSETS — 100.0%		$3,205,649,427

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The total market value of these securities was $9,739,885 which represented 0.3% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

20

CARILLON CHARTWELL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 96.5%
Aerospace & Defense — 5.9%
AAR Corp.(a)	34,079	$2,821,400
AeroVironment, Inc.(a)(b)	15,503	3,750,021
ATI, Inc.(a)	13,311	1,527,570
Carpenter Technology Corp.	9,733	3,064,338
		11,163,329
Banks — 6.0%
Axos Financial, Inc.(a)	26,336	2,269,110
Columbia Banking System, Inc.	74,779	2,090,073
First Horizon Corp.	154,878	3,701,584
Wintrust Financial Corp.	23,145	3,236,134
		11,296,901
Biotechnology — 9.6%
ADMA Biologics, Inc.(a)	72,614	1,324,479
Arrowhead Pharmaceuticals, Inc.(a)	31,739	2,107,152
Bridgebio Pharma, Inc.(a)	32,645	2,497,016
Cytokinetics, Inc.(a)	24,188	1,536,906
KalVista Pharmaceuticals, Inc.(a)	55,978	904,045
Madrigal Pharmaceuticals, Inc.(a)	3,077	1,791,860
Palvella Therapeutics, Inc.(a)	9,576	1,002,320
Rhythm Pharmaceuticals, Inc.(a)	12,259	1,312,203
Scholar Rock Holding Corp.(a)	49,631	2,186,246
Viking Therapeutics, Inc.(a)	53,703	1,889,272
Xenon Pharmaceuticals, Inc.(a)	33,948	1,521,549
		18,073,048
Broadline Retail — 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	16,582	1,817,553
Building Products — 1.5%
Modine Manufacturing Co.(a)	20,684	2,761,521
Chemicals — 0.7%
Avient Corp.	42,316	1,321,952
Communications Equipment — 2.4%
Lumentum Holdings, Inc.(a)(b)	12,347	4,550,981
Construction & Engineering — 6.8%
Comfort Systems USA, Inc.	5,142	4,798,977
Dycom Industries, Inc.(a)	7,925	2,677,858
Sterling Infrastructure, Inc.(a)	17,361	5,316,459
		12,793,294
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc.(a)	10,740	780,046
Electric Utilities — 1.0%
IDACORP, Inc.	14,733	1,864,608
Electrical Equipment — 1.6%
Eos Energy Enterprises, Inc.(a)	56,267	644,820
Powell Industries, Inc.	7,365	2,347,815
		2,992,635

	Shares	Value
Electronic Equipment, Instruments & Components — 6.0%
Coherent Corp.(a)	24,744	$4,567,000
Fabrinet(a)	9,496	4,323,339
Itron, Inc.(a)	16,097	1,494,768
Powerfleet, Inc.(a)	163,845	871,655
		11,256,762
Entertainment — 0.8%
Sphere Entertainment Co.(a)	15,327	1,457,291
Financial Services — 0.3%
Walker & Dunlop, Inc.	10,783	648,597
Health Care Equipment & Supplies — 5.0%
ICU Medical, Inc.(a)	13,901	1,983,256
Inspire Medical Systems, Inc.(a)	10,423	961,313
iRhythm Technologies, Inc.(a)	10,326	1,832,246
Merit Medical Systems, Inc.(a)	53,638	4,727,653
		9,504,468
Health Care Providers & Services — 5.1%
BrightSpring Health Services, Inc.(a)	41,662	1,560,242
GeneDx Holdings Corp.(a)	21,246	2,763,255
Guardant Health, Inc.(a)	27,755	2,834,895
HealthEquity, Inc.(a)	10,785	988,014
RadNet, Inc.(a)	19,429	1,386,259
		9,532,665
Health Care Technology — 0.6%
Waystar Holding Corp.(a)	34,554	1,131,644
Hotel & Resort REITs — 1.1%
Ryman Hospitality Properties, Inc.	21,611	2,044,833
Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp.	31,362	2,673,297
Churchill Downs, Inc.	7,667	872,351
Dutch Bros, Inc. — Class A(a)	20,871	1,277,723
		4,823,371
Household Durables — 1.3%
Installed Building Products, Inc.	9,277	2,406,361
Independent Power and Renewable Electricity Producers — 1.5%
Talen Energy Corp.(a)	7,585	2,843,161
Insurance — 1.2%
Skyward Specialty Insurance Group, Inc.(a)	44,914	2,295,555
Life Sciences Tools & Services — 0.6%
Adaptive Biotechnologies Corp.(a)	72,181	1,172,219
Machinery — 2.6%
Crane Co.	11,166	2,059,345
Esab Corp.	12,755	1,424,989
Federal Signal Corp.	12,480	1,355,203
		4,839,537

The accompanying notes are an integral part of these financial statements.

21

CARILLON CHARTWELL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Media — 0.7%
Magnite, Inc.(a)	84,155	$1,365,836
Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp.(a)	49,405	1,702,496
Gulfport Energy Corp.(a)	13,117	2,728,205
		4,430,701
Pharmaceuticals — 6.7%
Amneal Pharmaceuticals, Inc.(a)	191,755	2,416,113
ANI Pharmaceuticals, Inc.(a)	25,888	2,043,599
Axsome Therapeutics, Inc.(a)	20,227	3,694,259
Maze Therapeutics, Inc.(a)	29,368	1,216,716
Structure Therapeutics, Inc. - ADR(a)	17,974	1,250,092
Supernus Pharmaceuticals, Inc.(a)	25,439	1,264,318
WaVe Life Sciences Ltd.(a)	40,591	690,047
		12,575,144
Professional Services — 1.8%
ExlService Holdings, Inc.(a)	46,211	1,961,195
Parsons Corp.(a)	24,469	1,512,184
		3,473,379
Retail REITs — 0.9%
Curbline Properties Corp.	76,668	1,779,464
Semiconductors & Semiconductor Equipment — 7.4%
Credo Technology Group Holding Ltd.(a)	23,617	3,398,250
MACOM Technology Solutions Holdings, Inc.(a)	26,082	4,467,325
Onto Innovation, Inc.(a)	11,085	1,749,878
Rambus, Inc.(a)	30,016	2,758,170
Silicon Motion Technology Corp. - ADR	16,591	1,537,986
		13,911,609
Software — 2.5%
AvePoint, Inc.(a)	96,069	1,334,398
Clearwater Analytics Holdings, Inc. - Class A(a)	93,737	2,260,937
Commvault Systems, Inc.(a)	9,142	1,146,041
		4,741,376
Specialty Retail — 2.8%
Boot Barn Holdings, Inc.(a)	12,174	2,148,346
Burlington Stores, Inc.(a)	10,697	3,089,828
		5,238,174
Textiles, Apparel & Luxury Goods — 1.3%
Birkenstock Holding PLC(a)	25,571	1,045,854
Kontoor Brands, Inc.	23,251	1,420,403
		2,466,257

	Shares	Value
Trading Companies & Distributors — 4.4%
Applied Industrial Technologies, Inc.	15,507	$3,981,732
FTAI Aviation Ltd.	20,164	3,969,284
McGrath RentCorp	3,739	392,333
		8,343,349
TOTAL COMMON STOCKS (Cost $138,530,746)		181,697,621
SHORT-TERM INVESTMENTS — 4.1%
Money Market Funds — 4.1%
First American Government Obligations Fund - Class X, 3.67%(c)	7,686,926	7,686,926
TOTAL SHORT-TERM INVESTMENTS (Cost $7,686,926)		7,686,926
TOTAL INVESTMENTS — 100.6% (Cost $146,217,672)		$189,384,547
Liabilities in Excess of Other Assets — (0.6)%		(1,064,560)
TOTAL NET ASSETS — 100.0%		$188,319,987

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The total market value of these securities was $7,474,115 which represented 4.0% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

22

Carillon Chartwell Real Income Fund
Schedule of Investments
December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 64.1%
U.S. Treasury Inflation Indexed Bonds
0.75%, 02/15/2042	$3,717,728	$2,892,977
1.00%, 02/15/2049	7,116,725	5,117,644
1.50%, 02/15/2053	3,286,110	2,561,251
U.S. Treasury Inflation Indexed Notes
2.00%, 01/15/2026	6,151,913	6,140,594
0.38%, 01/15/2027	9,435,510	9,318,842
2.38%, 01/15/2027	11,302,060	11,392,053
0.13%, 04/15/2027	11,532,100	11,322,568
0.50%, 01/15/2028	9,240,140	9,076,896
1.75%, 01/15/2028	9,325,320	9,392,909
1.25%, 04/15/2028	9,330,130	9,291,992
3.63%, 04/15/2028	9,038,954	9,482,266
0.88%, 01/15/2029	9,213,549	9,070,188
2.13%, 04/15/2029	11,526,956	11,769,875
3.88%, 04/15/2029	9,130,750	9,834,334
0.13%, 01/15/2030	10,124,320	9,601,842
1.63%, 04/15/2030	10,228,500	10,278,646
0.13%, 01/15/2031	9,074,554	8,458,327
0.13%, 01/15/2032	8,927,036	8,156,486
1.13%, 01/15/2033	7,913,972	7,593,140
1.75%, 01/15/2034	6,254,871	6,219,007
TOTAL U.S. TREASURY SECURITIES (Cost $165,481,779)		166,971,837

	Shares
COMMON STOCKS — 14.1%
Chemicals — 1.8%
Nutrien Ltd.	50,000	3,086,000
The Mosaic Co.	65,000	1,565,850
		4,651,850
Energy Equipment & Services — 0.8%
Seadrill Ltd.(a)	60,000	2,076,000
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.(a)	100,000	1,419,000
Metals & Mining — 2.8%
Nucor Corp.	12,000	1,957,320
Rio Tinto PLC - ADR	37,000	2,961,110
Taseko Mines Ltd.(a)	415,000	2,348,900
		7,267,330
Oil, Gas & Consumable Fuels — 5.0%
Advantage Energy Ltd.(a)	200,000	1,710,685
APA Corp.	74,188	1,814,639
Birchcliff Energy Ltd.	340,000	1,850,424
Canadian Natural Resources Ltd.	60,000	2,031,000
Kelt Exploration Ltd.(a)	160,000	894,102

	Shares	Value
Suncor Energy, Inc.	50,000	$2,218,000
Tourmaline Oil Corp.	55,000	2,467,196
		12,986,046
Pharmaceuticals — 1.5%
Pfizer, Inc.	70,000	1,743,000
Teva Pharmaceutical Industries Ltd. - ADR(a)	70,000	2,184,700
		3,927,700
Software — 0.8%
Oracle Corp.	10,500	2,046,555
Specialized REITs — 0.5%
PotlatchDeltic Corp.	33,000	1,312,740
Specialty Retail — 0.4%
Camping World Holdings, Inc. - Class A	113,000	1,099,490
TOTAL COMMON STOCKS (Cost $34,190,500)		36,786,711

	Par
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 6.00%, 06/25/2054(b)(c)	$715,000	726,876
GS Mortgage-Backed Securities Trust
Series 2023-PJ3, Class A3, 5.00%, 10/27/2053(b)(c)	1,954,849	1,943,239
Series 2023-PJ4, Class A16, 6.50%, 01/25/2054(b)(c)	627,851	639,919
Series 2023-PJ5, Class A21, 6.00%, 02/25/2054(b)(c)	2,375,000	2,399,556
JP Morgan Mortgage Trust
Series 2023-6, Class A4, 6.00%, 12/26/2053(b)(c)	594,708	602,019
Series 2023-8, Class A5, 6.00%, 02/25/2054(b)(c)	1,445,000	1,472,562
Series 2023-10, Class A4, 6.00%, 05/25/2054(b)(c)	1,454,813	1,466,853
Series 2023-10, Class A7, 6.00%, 05/25/2054(b)(c)	1,740,000	1,767,769
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A6, 6.00%, 11/25/2053(b)(c)	1,225,000	1,254,392
OBX Trust, Series 2023-J2, Class A11, 6.00%, 11/25/2053(b)(c)	1,500,000	1,534,487
Radian Mortgage Capital Trust, Series 2024-J1, Class A4, 6.00%, 11/25/2054(b)(c)	775,148	788,433
Rate Mortgage Trust, Series 2024-J4, Class A4, 6.00%, 12/25/2054(b)(c)	1,031,707	1,048,656

The accompanying notes are an integral part of these financial statements.

23

Carillon Chartwell Real Income Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 1.72%, 10/25/2050(b)(c)	$810,721	$764,279
Sequoia Mortgage Trust, Series 2023-3, Class A1, 6.00%, 09/25/2053(b)(c)	769,410	783,597
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,564,899)		17,192,637

	Shares
EXCHANGE TRADED FUNDS — 5.0%
iShares Silver Trust(a)	146,720	9,451,703
SPDR Gold Shares(a)	9,000	3,566,790
TOTAL EXCHANGE TRADED FUNDS (Cost $4,334,431)		13,018,493

	Par
CORPORATE BONDS — 3.1%
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	$174,122	174,370
Financial Services — 1.1%
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031	2,710,000	2,785,632
Health Care Providers & Services — 0.4%
Accendra Health, Inc., 6.63%, 04/01/2030(b)(d)	1,570,000	995,272
Oil, Gas & Consumable Fuels — 0.6%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(b)	1,659,000	1,635,619
Pharmaceuticals — 0.4%
HLF Financing Sarl LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	1,000,000	1,079,741
Software — 0.5%
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030(b)(d)	1,590,000	1,384,305
TOTAL CORPORATE BONDS (Cost $8,100,604)		8,054,939

	Par	Value
ASSET-BACKED SECURITIES — 1.8%
FMC GMSR Issuer Trust, Series 2020-GT1, Class A, 4.45%, 01/25/2026(b)(c)	$2,265,000	$2,252,752
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	1,590,000	1,604,568
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 07/25/2026(b)	160,153	158,219
Series 2021-GNT1, Class A, 3.47%, 11/25/2026(b)	655,127	644,305
TOTAL ASSET-BACKED SECURITIES (Cost $4,608,552)		4,659,844
AGENCY MORTGAGE-BACKED SECURITIES — 1.6%
Federal Home Loan Mortgage Corp.
Pool SD3857, 6.00%, 09/01/2053	1,267,048	1,304,112
Pool SD6320, 5.50%, 08/01/2054	2,805,303	2,847,057
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,020,542)		4,151,169
U.S. GOVERNMENT AGENCY ISSUES — 1.1%
Federal Home Loan Banks, 4.70%, 09/24/2032	3,000,000	2,997,432
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,000,000)		2,997,432
SHORT TERM INVESTMENTS – 1.4%
U.S. Treasury Bills – 0.7% 3.58%, 04/14/2026(e)	2,000,000	1,980,047

	Shares
Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 3.67%(f)	1,755,075	1,755,075
TOTAL SHORT-TERM INVESTMENTS (Cost $3,734,796)		3,735,122
TOTAL INVESTMENTS — 98.8% (Cost $244,036,103)		$257,568,184
Other Assets in Excess of Liabilities — 1.2%		2,998,686
TOTAL NET ASSETS — 100.0%		$260,566,870

The accompanying notes are an integral part of these financial statements.

24

Carillon Chartwell Real Income Fund
Schedule of Investments
December 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(d)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $1,717,481 which represented 0.7% of net assets.
(e)	The rate shown is the annualized yield as of December 31, 2025.
(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

25

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
December 31, 2025

	Par	Value
CORPORATE BONDS — 93.9%
Aerospace & Defense — 2.3%
TransDigm, Inc.
6.75%, 08/15/2028(a)	$3,850,000	$3,917,821
6.38%, 03/01/2029(a)	2,850,000	2,939,117
		6,856,938
Airlines — 2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(a)	2,028,333	2,031,216
5.75%, 04/20/2029(a)	5,220,000	5,315,730
		7,346,946
Automobile Components — 1.7%
Phinia, Inc., 6.75%, 04/15/2029 (a)	5,005,000	5,180,085
Commercial Services — 1.2%
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026(a)	344,000	344,123
3.38%, 08/31/2027(a)	3,440,000	3,372,767
		3,716,890
Commercial Services & Supplies — 3.7%
GFL Environmental, Inc., 4.75%, 06/15/2029(a)	5,045,000	5,034,743
The Brink’s Co.
4.63%, 10/15/2027(a)	1,760,000	1,759,873
6.50%, 06/15/2029(a)	4,177,000	4,324,845
		11,119,461
Consumer Finance — 4.6%
OneMain Finance Corp.
7.13%, 03/15/2026	707,000	712,209
3.50%, 01/15/2027	4,190,000	4,149,106
3.88%, 09/15/2028	2,370,000	2,309,864
SLM Corp.
3.13%, 11/02/2026	3,863,000	3,797,184
6.50%, 01/31/2030	2,630,000	2,722,202
		13,690,565
Diversified Financial Services — 2.6%
Azorra Finance Ltd., 7.25%, 01/15/2031(a)	1,980,000	2,074,708
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	2,765,000	2,827,821
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029(a)	1,200,000	1,257,476
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030(a)	1,495,000	1,538,654
		7,698,659

	Par	Value
Electric — 4.3%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	$6,974,000	$6,958,805
Vistra Operations Co. LLC, 4.38%, 05/01/2029(a)	5,806,000	5,733,104
		12,691,909
Electrical Components & Equipment — 1.8%
WESCO Distribution, Inc., 6.38%, 03/15/2029(a)	5,050,000	5,214,977
Financial Services — 2.5%
Block, Inc., 5.63%, 08/15/2030(a)	7,235,000	7,382,030
Food — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027(a)	2,205,000	2,202,876
3.50%, 03/15/2029(a)	3,735,000	3,587,066
5.50%, 03/31/2031(a)	1,555,000	1,571,395
		7,361,337
Food Products — 2.5%
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)	7,215,000	7,332,828
Ground Transportation — 2.4%
XPO, Inc., 6.25%, 06/01/2028(a)	6,990,000	7,127,221
Health Care Providers & Services — 4.5%
Centene Corp., 4.25%, 12/15/2027	6,403,000	6,365,301
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,105,000	3,111,945
4.25%, 06/01/2029	3,925,000	3,866,381
		13,343,627
Healthcare Products — 2.4%
Medline Borrower LP, 3.88%, 04/01/2029(a)	7,415,000	7,239,331
Hotels, Restaurants & Leisure — 5.6%
Boyd Gaming Corp., 4.75%, 12/01/2027	7,355,000	7,345,589
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)	5,270,000	5,457,912
Travel + Leisure Co.
6.63%, 07/31/2026(a)	3,580,000	3,605,053
6.00%, 04/01/2027(b)	380,000	385,746
		16,794,300

The accompanying notes are an integral part of these financial statements.

26

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Insurance — 2.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/2029(a)	$6,295,000	$6,357,850
Investment Companies — 3.9%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026(a)	$5,505,000	5,469,982
8.00%, 06/15/2027(a)	1,240,000	1,287,087
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	456,000	455,684
5.25%, 05/15/2027	4,385,000	4,324,729
		11,537,482
Lodging — 1.9%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(a)	2,450,000	2,512,625
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030	2,140,000	2,147,217
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	1,105,000	1,105,503
		5,765,345
Machinery — 2.2%
ESAB Corp., 6.25%, 04/15/2029(a)	6,455,000	6,637,141
Media — 6.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(a)	7,435,000	7,376,171
Sirius XM Radio LLC, 3.13%, 09/01/2026(a)	6,495,000	6,437,896
TEGNA, Inc., 4.63%, 03/15/2028	4,050,000	4,008,367
		17,822,434
Metals & Mining — 0.2%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(a)	625,000	647,320
Mortgage REITs — 2.1%
Starwood Property Trust, Inc.
3.63%, 07/15/2026(a)	4,362,000	4,340,635
4.38%, 01/15/2027(a)	2,015,000	2,002,481
		6,343,116
Oil & Gas — 2.2%
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/2027	4,425,000	4,431,106
5.88%, 03/15/2028	2,085,000	2,090,092
		6,521,198

	Par	Value
Oil, Gas & Consumable Fuels — 2.4%
Hess Midstream Operations LP
5.88%, 03/01/2028(a)	$3,275,000	$3,336,485
5.13%, 06/15/2028(a)	3,815,000	3,830,397
		7,166,882
Pharmaceuticals — 4.8%
Jazz Securities DAC, 4.38%, 01/15/2029(a)	7,085,000	6,988,019
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	1,518,000	1,500,476
4.75%, 05/09/2027	3,214,000	3,222,212
6.75%, 03/01/2028	250,000	259,455
5.13%, 05/09/2029	2,310,000	2,336,106
		14,306,268
Pipelines — 4.0%
Kinetik Holdings LP, 6.63%, 12/15/2028(a)	7,110,000	7,321,004
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028(a)	1,845,000	1,845,994
7.38%, 02/15/2029(a)	2,575,000	2,661,425
		11,828,423
REITS — 4.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/2028(a)	3,560,000	3,562,845
4.88%, 05/15/2029(a)	3,610,000	3,525,103
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026(a)	6,375,000	6,373,928
		13,461,876
Software — 2.1%
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	6,375,000	6,380,757
Specialized REITs — 2.3%
SBA Communications Corp., 3.88%, 02/15/2027	6,805,000	6,753,731
Technology Hardware, Storage & Peripherals — 0.4%
Western Digital Corp., 4.75%, 02/15/2026	1,168,000	1,168,893
Telecommunications — 1.5%
WULF Compute LLC, 7.75%, 10/15/2030(a)	4,375,000	4,507,337

The accompanying notes are an integral part of these financial statements.

27

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Trading Companies & Distributors — 4.2%
FTAI Aviation Investors LLC, 5.50%, 05/01/2028(a)	$7,000,000	$7,006,125
Herc Holdings, Inc.
6.63%, 06/15/2029(a)	5,055,000	5,247,588
5.75%, 03/15/2031(a)	290,000	294,304
		12,548,017
TOTAL CORPORATE BONDS (Cost $275,650,516)		279,851,174
TOTAL INVESTMENTS — 93.9% (Cost $275,650,516)		$279,851,174
Other Assets in Excess of Liabilities — 6.1%		18,228,262
TOTAL NET ASSETS — 100.0%		$298,079,436

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

28

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2025

	Par	Value
CORPORATE BONDS — 30.2%
Aerospace & Defense — 0.3%
L3Harris Technologies, Inc., 5.35%, 06/01/2034	$1,139,000	$1,179,057
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., 5.15%, 05/22/2034	1,135,000	1,178,568
Airlines — 2.5%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(a)	503,987	515,130
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(a)	3,520,659	3,540,979
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	409,917	397,751
Series 2019-1, Class AA, 3.15%, 02/15/2032	582,301	550,396
British Airways, Pass Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032(a)	387,560	365,951
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,865,751	1,781,898
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 2.75%, 05/15/2032	1,798,911	1,613,788
Series 2020-1, Class A, 4.00%, 11/15/2032	931,849	887,108
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	308,169	303,693
Series 2016-2, Class AA, 2.88%, 10/07/2028	604,020	582,299
Series 2018-1, Class AA, 3.50%, 09/01/2031	1,099,507	1,062,061
Series 2019-1, Class AA, 4.15%, 08/25/2031	329,919	323,944
		11,924,998
Auto Manufacturers — 3.4%
American Honda Finance Corp., 5.20%, 03/05/2035	2,205,000	2,234,722
General Motors Financial Co., Inc.
1.25%, 01/08/2026	3,440,000	3,438,312
4.20%, 10/27/2028	5,110,000	5,117,269
3.10%, 01/12/2032	820,000	747,421
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(a)	2,160,000	2,186,514
3.75%, 05/13/2030(a)	2,325,000	2,249,958
		15,974,196

	Par	Value
Banks — 6.5%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	$2,210,000	$2,251,357
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	810,000	808,015
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,505,000	1,569,110
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	1,215,000	1,224,662
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	3,455,000	3,294,269
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	660,000	683,489
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	875,000	895,081
HSBC Holdings PLC
4.95%, 03/31/2030	1,740,000	1,783,724
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	935,000	964,643
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	775,000	782,595
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	645,000	648,399
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	3,635,000	3,703,007
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	1,505,000	1,572,904
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	1,905,000	1,931,559
The PNC Financial Services Group, Inc.
4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	800,000	814,140
6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	965,000	1,042,279
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	2,185,000	2,262,975
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	2,505,000	2,521,553
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	1,755,000	1,782,299
		30,536,060
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	985,000	974,997

The accompanying notes are an integral part of these financial statements.

29

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Capital Markets — 2.3%
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	$1,100,000	$1,003,962
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	1,505,000	1,572,703
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	1,460,000	1,494,248
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	2,235,000	2,278,601
The Goldman Sachs Group, Inc.
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	1,180,000	1,087,046
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,505,000	1,562,004
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027(a)	1,575,000	1,571,459
3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030(a)(b)	340,000	325,763
		10,895,786
Consumer Finance — 0.7%
American Express Co.
5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028	1,490,000	1,515,150
5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036	1,710,000	1,805,529
		3,320,679
Containers & Packaging — 0.4%
Sonoco Products Co., 3.13%, 05/01/2030	1,980,000	1,873,203
Electric — 5.9%
Appalachian Power Co., 2.70%, 04/01/2031	2,660,000	2,433,808
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	295,000	285,677
DTE Electric Co., 5.20%, 04/01/2033	1,930,000	2,005,636
Duke Energy Florida LLC
5.88%, 11/15/2033	625,000	674,687
5.65%, 04/01/2040	1,865,000	1,938,112
Duke Energy Indiana LLC, 5.25%, 03/01/2034	1,105,000	1,144,413
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,770,000	1,840,628
Entergy Arkansas LLC
5.30%, 09/15/2033	1,575,000	1,640,275
5.45%, 06/01/2034	1,285,000	1,342,440
3.35%, 06/15/2052	1,380,000	935,584

	Par	Value
Entergy Louisiana LLC, 5.35%, 03/15/2034	$1,410,000	$1,465,369
Indianapolis Power & Light Co., 5.65%, 12/01/2032(a)	1,740,000	1,816,055
MidAmerican Energy Co., 5.35%, 01/15/2034	1,015,000	1,059,584
Monongahela Power Co., 5.85%, 02/15/2034(a)	1,330,000	1,405,567
Northern States Power Co./MN, 5.05%, 05/15/2035	1,850,000	1,884,952
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	2,450,000	2,556,606
San Diego Gas & Electric Co., 5.40%, 04/15/2035	2,670,000	2,763,621
Wisconsin Public Service Corp., 2.85%, 12/01/2051	785,000	495,166
		27,688,180
Electric Utilities — 2.3%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,265,000	2,213,896
Union Electric Co., 5.20%, 04/01/2034	1,550,000	1,596,000
Virginia Electric and Power Co., 5.15%, 03/15/2035	2,845,000	2,894,678
Wisconsin Power and Light Co.
1.95%, 09/16/2031	1,570,000	1,375,539
3.95%, 09/01/2032	1,595,000	1,536,730
4.95%, 04/01/2033	1,450,000	1,468,292
		11,085,135
Ground Transportation — 1.0%
CSX Corp., 5.05%, 06/15/2035	950,000	966,287
Norfolk Southern Corp., 5.10%, 05/01/2035	1,150,000	1,174,576
Union Pacific Corp, 5.10%, 02/20/2035	2,390,000	2,466,512
		4,607,375
Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp., 4.95%, 03/03/2035	2,395,000	2,422,419
Multi-Utilities — 0.7%
Dominion Energy, Inc., 3.38%, 04/01/2030	1,125,000	1,085,442
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	1,850,000	1,654,508
WEC Energy Group, Inc., 1.80%, 10/15/2030	813,000	723,094
		3,463,044
Oil & Gas — 0.5%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	2,280,000	2,352,103
Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	2,125,000	2,100,668

The accompanying notes are an integral part of these financial statements.

30

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Equity REITS — 0.8%
Agree LP, 2.00%, 06/15/2028	$2,610,000	$2,486,639
Ventas Realty LP, 4.75%, 11/15/2030	1,310,000	1,328,387
		3,815,026
Tobacco — 0.7%
Altria Group, Inc., 2.45%, 02/04/2032	2,285,000	2,020,583
Philip Morris International, Inc., 4.63%, 10/29/2035	1,130,000	1,105,458
		3,126,041
Transportation — 0.9%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/2052	1,545,000	969,823
Canadian Pacific Railway Co., 5.20%, 03/30/2035	3,305,000	3,401,740
Union Pacific Railroad Co., Pass Through Trust
Series 2005, 5.08%, 01/02/2029	28,233	28,624
Series 2006, 5.87%, 07/02/2030	22,751	23,667
		4,423,854
TOTAL CORPORATE BONDS (Cost $142,173,358)		142,941,389
ASSET-BACKED SECURITIES — 24.7%
AMSR Trust
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(a)	1,150,000	1,124,698
Series 2023-SFR1, Class A, 4.00%, 04/17/2040(a)	750,000	744,550
Series 2023-SFR2, Class A, 3.95%, 06/17/2040(a)	265,000	262,530
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(a)(c)	585,000	581,823
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(a)	440,000	434,237
Series 2025-SFR1, Class A, 3.66%, 06/17/2042(a)	1,030,000	993,918
Series 2025-SFR2, Class A, 4.28%, 11/17/2042(a)	565,000	556,690
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027(a)	4,270,000	4,219,697
Series 2022-3A, Class A, 4.62%, 02/20/2027(a)	515,000	515,198
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	725,000	743,300
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	525,000	541,316
Series 2024-3A, Class A, 5.23%, 12/20/2030(a)	525,000	541,277

	Par	Value
Series 2025-1A, Class A, 4.80%, 08/20/2029(a)	$1,495,000	$1,518,408
Series 2025-2A, Class A, 5.12%, 08/20/2031(a)	3,075,000	3,150,683
Series 2025-4A, Class A, 4.40%, 02/20/2032(a)	4,470,000	4,444,801
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028	345,910	347,997
Series 2025-A, Class A2B, 4.17% (30 day avg SOFR US + 0.30%), 10/25/2027	2,015,948	2,015,945
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042(a)	2,223,865	2,143,051
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3, 4.87%, 02/15/2028	1,351,847	1,356,842
Series 2024-1, Class A2A, 4.61%, 10/15/2027	267,086	267,437
Series 2024-1, Class A2B, 4.30% (30 day avg SOFR US + 0.32%), 10/15/2027	255,401	255,403
CarMax Auto Owner Trust, Series 2025-3, Class A2A, 4.42%, 08/15/2028	1,650,000	1,654,052
Discover Card Execution Note Trust, Series 2023-A2, Class A, 4.93%, 06/15/2028	1,320,000	1,326,671
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	1,755,095	1,725,718
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	316,145	309,872
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	343,362	342,734
Ford Credit Auto Owner Trust
Series 2024-B, Class A2A, 5.40%, 04/15/2027	148,435	148,637
Series 2024-B, Class A2B, 4.38% (30 day avg SOFR US + 0.40%), 04/15/2027	253,823	253,897
Series 2024-C, Class A2B, 4.38% (30 day avg SOFR US + 0.40%), 08/15/2027	455,738	455,843
Series 2024-D, Class A2A, 4.59%, 10/15/2027	354,307	355,033
Series 2024-D, Class A2B, 4.30% (30 day avg SOFR US + 0.32%), 10/15/2027	423,053	423,177
GM Financial Consumer Automobile Receivables Trust
Series 2024-3, Class A2A, 5.35%, 06/16/2027	67,627	67,672
Series 2024-3, Class A2B, 4.33% (30 day avg SOFR US + 0.36%), 06/16/2027	67,627	67,632

The accompanying notes are an integral part of these financial statements.

31

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2025-2, Class A2A, 4.40%, 02/16/2028	$611,647	$612,904
Series 2025-3, Class A2A, 4.32%, 06/16/2028	3,115,000	3,122,857
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.91%, 09/25/2029(a)	3,135,000	3,171,212
Series 2025-2A, Class A, 5.13%, 09/25/2031(a)	2,040,000	2,072,087
Series 2025-3A, Class A, 5.06%, 12/26/2029(a)	3,275,000	3,315,646
Series 2025-4A, Class A, 5.41%, 12/25/2031(a)	2,260,000	2,320,666
Series 2025-5A, Class A, 4.62%, 05/25/2030(a)	1,020,000	1,020,135
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027(a)	3,725,000	3,654,403
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026(a)	852,890	834,987
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	681,078	686,998
Series 2025-2, Class A2A, 4.30%, 01/18/2028	1,097,309	1,099,428
Series 2025-3, Class A2A, 4.19%, 03/21/2028	3,155,000	3,163,406
Series 2025-3, Class A2B, 4.27% (30 day avg SOFR US + 0.35%), 03/21/2028	2,235,000	2,234,800
Hyundai Auto Receivables Trust
Series 2024-B, Class A2A, 5.15%, 06/15/2027	284,035	284,476
Series 2024-B, Class A2B, 4.35% (30 day avg SOFR US + 0.37%), 06/15/2027	248,146	248,146
Series 2025-B, Class A2A, 4.45%, 08/15/2028	2,160,000	2,166,818
Series 2025-C, Class A2A, 3.97%, 07/17/2028	5,060,000	5,065,451
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	1,667,144	1,641,670
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2B, 4.40% (30 day avg SOFR US + 0.42%), 02/16/2027	151,319	151,344
Series 2024-B, Class A2B, 4.42% (30 day avg SOFR US + 0.44%), 12/15/2026	69,008	69,015
Nissan Auto Receivables Owner Trust
Series 2024-B, Class A2B, 4.36% (30 day avg SOFR US + 0.38%), 06/15/2027	725,501	725,738

	Par	Value
Series 2025-A, Class A2A, 4.50%, 02/15/2028	$4,052,000	$4,065,059
Porsche Financial Auto Securitization Trust
Series 2024-1A, Class A2A, 4.45%, 01/24/2028(a)	98,543	98,581
Series 2024-1A, Class A2B, 4.20% (30 day avg SOFR US + 0.28%), 01/24/2028(a)	82,635	82,633
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(a)	1,519,569	1,509,960
Series 2021-SFR5, Class A, 1.43%, 07/17/2038(a)	689,042	680,012
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(a)	661,917	622,292
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	864,027	850,645
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(a)	404,109	380,338
Series 2022-SFR1, Class A, 2.71%, 02/17/2041(a)	1,729,526	1,650,959
Series 2022-SFR2, Class A, 2.95%, 04/17/2027(a)	2,941,240	2,893,291
Series 2022-SFR4, Class A, 4.44%, 05/17/2041(a)	751,553	750,014
Series 2024-SFR4, Class A, 3.10%, 07/17/2041(a)	2,133,364	2,040,907
Series 2025-SFR1, Class A, 3.40%, 02/17/2042(a)	806,767	774,053
Series 2025-SFR3, Class A, 3.39%, 07/17/2042(a)	1,115,000	1,062,611
Series 2025-SFR4, Class A, 4.30%, 08/17/2042(a)	1,535,000	1,517,193
Series 2025-SFR5, Class A, 3.85%, 10/17/2042(a)	2,145,000	2,077,570
Series 2025-SFR6, Class A, 4.00%, 12/17/2042(a)	2,960,000	2,871,911
STAR Trust
Series 2022-SFR3, Class A, 5.40% (1 mo. Term SOFR + 1.65%), 05/17/2039(a)	3,237,117	3,242,524
Series 2025-SFR5, Class A, 5.20% (1 mo. Term SOFR + 1.45%), 02/17/2042(a)	1,033,636	1,034,925
Toyota Auto Receivables Owner Trust
Series 2024-C, Class A2A, 5.16%, 05/17/2027	185,205	185,433
Series 2024-C, Class A2B, 4.35% (30 day avg SOFR US + 0.37%), 05/17/2027	185,205	185,237
Series 2024-D, Class A2B, 4.37% (30 day avg SOFR US + 0.39%), 08/16/2027	1,728,024	1,728,288
Series 2025-B, Class A2A, 4.46%, 03/15/2028	925,318	927,506
Series 2025-C, Class A2A, 4.29%, 06/15/2028	2,665,000	2,672,579

The accompanying notes are an integral part of these financial statements.

32

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2025-C, Class A2B, 4.28% (30 day avg SOFR US + 0.30%), 06/15/2028	$2,765,000	$2,766,041
Tricon American Homes Trust
Series 2020-SFR1, Class A, 1.50%, 07/17/2038(a)	525,094	517,125
Series 2020-SFR2, Class A, 1.48%, 11/17/2039(a)	847,609	808,504
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 07/17/2038(a)	726,293	717,228
Series 2023-SFR1, Class A, 5.10%, 07/17/2040(a)	512,869	514,430
Series 2025-SFR2, Class A, 5.20%, 08/17/2044(a)	704,075	710,092
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 06/15/2028(a)	833,412	835,127
Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, 06/20/2029	1,700,000	1,710,034
World Omni Auto Receivables Trust
Series 2025-B, Class A2A, 4.38%, 08/15/2028	976,619	978,400
Series 2025-C, Class A2A, 4.19%, 10/16/2028	1,815,000	1,818,469
TOTAL ASSET-BACKED SECURITIES (Cost $115,929,805)		116,832,897
U.S. TREASURY SECURITIES — 22.2%
U.S. Treasury Bonds
2.38%, 02/15/2042	805,000	592,555
4.63%, 11/15/2045	36,985,000	36,141,280
4.25%, 08/15/2054	21,106,000	19,082,792
4.75%, 08/15/2055	8,525,000	8,381,141
U.S. Treasury Inflation Indexed Bonds, 2.38%, 02/15/2055	14,956,956	14,188,060
U.S. Treasury Inflation Indexed Notes, 1.88%, 07/15/2035	11,635,994	11,604,839
U.S. Treasury Notes
3.88%, 08/31/2032	14,405,000	14,367,299
4.25%, 08/15/2035	494,000	497,551
TOTAL U.S. TREASURY SECURITIES (Cost $107,297,037)		104,855,517
AGENCY MORTGAGE-BACKED SECURITIES — 18.6%
Fannie Mae-Aces, Series 2021-M23, Class AB, 0.50%, 11/01/2031	2,061,759	1,742,880
Fannie Mae REMIC, Series 2025-103, Class DF, 4.97% (30 day avg SOFR US + 1.10%), 11/25/2055	1,683,254	1,687,486

	Par	Value
Federal Home Loan Mortgage Corp.
Series 5468, Class WF, 4.97% (30 day avg SOFR US + 1.10%), 11/25/2054	$747,793	$749,367
Series 5530, Class FA, 5.02% (30 day avg SOFR US + 1.15%), 04/25/2055	2,380,053	2,387,012
Series 5575, Class FG, 5.17% (30 day avg SOFR US + 1.30%), 09/25/2055	1,565,376	1,576,602
Fannie Mae Pool
4.00%, 02/15/2056(d)	13,615,000	12,905,355
4.50%, 02/15/2056(d)	12,185,000	11,884,773
5.00%, 02/15/2056(d)	24,200,000	24,110,195
5.50%, 02/15/2056(d)	30,655,000	31,054,897
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $88,257,079)		88,098,567
COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.7%
Angel Oak Mortgage Trust
Series 2025-11, Class A1, 4.98%, 10/25/2070(a)(e)	358,262	358,755
Series 2025-12, Class A1, 5.04%, 12/25/2070(a)(e)	471,038	472,187
Series 2025-13, Class A1, 4.93%, 10/25/2070(a)(c)	640,000	640,799
BANK
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	1,000,000	1,060,821
Series 2024-BNK48, Class A5, 5.05%, 10/15/2057	445,000	452,436
Series 2025-BNK49, Class A5, 5.62%, 03/15/2058(e)	1,120,000	1,182,678
BBCMS Mortgage Trust
Series 2024-C26, Class A5, 5.83%, 05/15/2057	1,080,000	1,156,207
Series 2025-5C37, Class A3, 5.02%, 09/15/2058	1,090,000	1,115,033
Series 2025-C32, Class A5, 5.72%, 02/15/2062	400,000	425,497
Series 2025-C39, Class A5, 5.30%, 12/15/2058	985,000	1,016,955
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	502,360	499,377
Series 2021-B23, Class A2, 1.62%, 02/15/2054	1,122,277	1,031,492
Series 2021-B24, Class A2, 1.95%, 03/15/2054	1,815,000	1,687,527
Series 2022-B33, Class A2, 3.32%, 03/15/2055	1,905,000	1,865,745
Series 2025-V17, Class A3, 5.07%, 09/15/2058	1,065,000	1,091,190
Series 2025-V18, Class A3, 5.18%, 10/15/2058	910,000	937,121

The accompanying notes are an integral part of these financial statements.

33

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057	$915,000	$970,392
Series 2025-5C12, Class A3, 5.18%, 10/15/2058	590,000	605,668
Series 2025-C11, Class A5, 5.69%, 02/15/2058	2,730,000	2,881,290
Series 2025-C12, Class A5, 5.87%, 06/15/2058(e)	720,000	770,647
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051(a)(e)	851,704	712,836
Series 2021-J3, Class A3A, 2.50%, 09/25/2051(a)(e)	1,310,373	1,095,083
COLT Mortgage Loan Trust, Series 2025-12, Class A1, 4.98%, 01/26/2071(a)(e)	1,110,000	1,111,363
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	94,895	94,729
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051(a)(e)	2,903,725	2,423,022
Series 2021-3INV, Class A18, 5.00%, 06/25/2051(a)(e)	625,324	616,034
Series 2021-3INV, Class A2, 2.50%, 06/25/2051(a)(e)	1,211,787	1,014,209
Series 2021-4, Class A1, 2.50%, 06/01/2051(a)(e)	2,523,080	2,113,213
Series 2021-6INV, Class A4, 2.50%, 08/25/2051(a)(e)	2,707,765	2,262,888
Series 2021-7, Class A1, 2.50%, 08/25/2051(a)(e)	1,748,652	1,464,588
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(a)(e)	712,696	621,553
Series 2021-INV1, Class A2, 2.50%, 12/25/2051(a)(e)	463,582	387,417
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051(a)(e)	809,118	677,193
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(a)(e)	1,035,160	983,651
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(a)(e)	731,714	613,801
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(a)(e)	450,017	393,795
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040(a)(e)	2,360,000	2,446,824
JP Morgan Mortgage Trust
Series 2020-9, Class A4, 2.50%, 05/25/2051(a)(e)	997,754	931,627
Series 2021-10, Class A3A, 2.00%, 12/25/2051(a)(e)	3,400,090	2,728,062
Series 2021-12, Class A3, 2.50%, 02/25/2052(a)(e)	251,301	210,327

	Par	Value
Series 2021-13, Class A3A, 2.00%, 04/25/2052(a)(e)	$985,900	$788,720
Series 2021-14, Class A12, 5.00%, 05/25/2052(a)(e)	1,003,331	973,000
Series 2021-14, Class A3A, 2.00%, 05/25/2052(a)(e)	762,532	609,530
Series 2021-15, Class A2, 3.00%, 06/25/2052(a)(e)	2,576,463	2,257,927
Series 2021-15, Class A3, 2.50%, 06/25/2052(a)(e)	907,363	759,965
Series 2021-3, Class A3, 2.50%, 07/25/2051(a)(e)	2,041,089	1,713,398
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(e)	800,416	671,071
Series 2021-7, Class A3, 2.50%, 11/25/2051(a)(e)	621,011	520,502
Series 2021-8, Class A3, 2.50%, 12/25/2051(a)(e)	3,118,557	2,606,032
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052(a)(e)	1,099,559	917,118
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(a)(e)	1,597,262	1,399,788
Series 2022-1, Class A2, 3.00%, 07/25/2052(a)(e)	1,363,150	1,194,619
Series 2022-4, Class A2A, 3.00%, 10/25/2052(a)(e)	621,418	542,260
Series 2022-6, Class A3, 3.00%, 11/25/2052(a)(e)	318,072	277,141
Series 2024-3, Class A3, 3.00%, 05/25/2054(a)(e)	2,160,750	1,893,610
Series 2024-7, Class A3, 3.00%, 04/25/2053(a)(e)	1,388,091	1,211,272
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056(a)(c)	2,220,000	2,213,195
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055(a)(c)	1,913,089	1,920,282
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056(a)(c)	1,518,489	1,519,844
Series 2025-NQM5, Class A1, 4.88%, 05/25/2065(a)(e)	335,000	334,937
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class A4, 2.50%, 06/25/2051(a)(e)	1,653,444	1,486,966
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051(a)(e)	1,424,952	1,190,837
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(a)(e)	267,648	249,670
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(a)(e)	617,720	515,860
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(a)(e)	779,585	680,279
Series 2023-J1, Class A1, 4.50%, 01/25/2053(a)(e)	770,917	746,205

The accompanying notes are an integral part of these financial statements.

34

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(a)(e)	$1,226,259	$1,103,247
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051(a)(e)	434,578	378,808
PRPM Trust, Series 2025-NQM6, Class A1, 4.99%, 12/25/2070(a)(e)	515,000	514,907
PSMC Trust, Series 2021-2, Class A3, 2.50%, 05/25/2051(a)(e)	1,064,091	968,693
RIDE Trust, Series 2025-SHRE, Class A, 5.44%, 02/14/2047(a)(e)	475,000	488,849
Sequoia Mortgage Trust
Series 2021-9, Class A1, 2.50%, 01/25/2052(a)(e)	1,238,575	1,039,725
Series 2025-S2, Class A1, 4.00%, 11/25/2055(a)(e)	994,891	930,831
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(a)	1,700,000	1,519,805
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055(a)(e)	224,981	224,173
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051(a)(e)	658,111	648,337
Verus Securitization Trust, Series 2025-12, Class A1, 4.96%, 12/25/2070(a)(e)	1,045,000	1,046,277
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.19%, 10/15/2058	390,000	401,077
Series 2025-C64, Class A5, 5.65%, 02/15/2058	1,625,000	1,715,046
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050(a)(e)	256,465	214,649
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $82,951,153)		83,512,484
TOTAL INVESTMENTS — 113.4% (Cost $536,608,432)		$536,240,854
Liabilities in Excess of Other Assets — (13.4)%		(63,404,049)
TOTAL NET ASSETS — 100.0%		$472,836,805

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)	To-be-announced security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

35

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 30.0%
U.S. Treasury Bonds
2.38%, 02/15/2042	$16,395,000	$12,068,257
4.63%, 11/15/2045	163,689,000	159,954,845
4.25%, 08/15/2054	108,756,000	98,330,717
4.75%, 08/15/2055	36,485,000	35,869,316
U.S. Treasury Inflation Indexed Bonds, 2.38%, 02/15/2055	63,594,148	60,324,951
U.S. Treasury Inflation Indexed Notes, 1.88%, 07/15/2035	49,869,995	49,736,471
U.S. Treasury Notes
3.88%, 09/30/2029	5,130,000	5,174,286
4.38%, 12/31/2029	29,855,000	30,652,688
3.88%, 08/31/2032	63,405,000	63,239,057
3.88%, 08/15/2034	92,107,000	90,689,416
4.25%, 08/15/2035	7,424,000	7,477,360
TOTAL U.S. TREASURY SECURITIES (Cost $624,446,871)		613,517,364
CORPORATE BONDS — 23.5%
Airlines — 1.6%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(a)	1,598,418	1,633,760
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(a)	7,679,172	7,723,493
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	1,562,439	1,516,066
Series 2019-1, Class AA, 3.15%, 02/15/2032	1,831,092	1,730,763
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032(a)	1,220,098	1,152,069
Series 2021-1, Class A, 2.90%, 03/15/2035(a)	595,000	543,802
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	7,171,060	6,848,768
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 2.75%, 05/15/2032	4,007,973	3,595,519
Series 2020-1, Class A, 4.00%, 11/15/2032	1,382,635	1,316,251

	Par	Value
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	$1,908,483	$1,880,767
Series 2016-2, Class AA, 2.88%, 10/07/2028	1,222,494	1,178,530
Series 2018-1, Class AA, 3.50%, 09/01/2031	3,444,905	3,327,583
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,046,858	1,027,898
		33,475,269
Auto Manufacturers — 2.6%
American Honda Finance Corp., 5.20%, 03/05/2035	5,210,000	5,280,227
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026	3,270,000	3,277,373
General Motors Financial Co., Inc.
1.25%, 01/08/2026	9,890,000	9,885,146
6.00%, 01/09/2028	16,680,000	17,234,120
Toyota Motor Credit Corp., 4.80%, 05/15/2030	4,415,000	4,530,078
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(a)	8,180,000	8,280,410
3.75%, 05/13/2030(a)	3,980,000	3,851,542
		52,338,896
Banks — 6.5%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	9,645,000	9,825,494
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	14,458,000	15,073,880
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	5,235,000	5,276,629
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	8,860,000	8,966,180
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	2,680,000	2,775,380
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	11,785,000	12,055,464
HSBC Holdings PLC, 4.95%, 03/31/2030	6,025,000	6,176,402
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	3,295,000	3,327,292

The accompanying notes are an integral part of these financial statements.

36

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Banks — (Continued)
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	$9,180,000	$9,351,747
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	14,460,000	15,112,415
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	8,245,000	8,359,948
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	4,560,000	4,925,174
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	9,625,000	9,968,482
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	11,230,000	11,304,208
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	9,700,000	9,908,851
		132,407,546
Capital Markets — 2.5%
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	14,460,000	15,110,487
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	5,265,000	5,388,506
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	4,850,000	4,944,615
The Goldman Sachs Group, Inc., 5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	14,460,000	15,007,690
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027(a)	4,805,000	4,794,196
3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030(a)(b)	1,190,000	1,140,169
5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034(a)	4,570,000	4,870,250
		51,255,913

	Par	Value
Consumer Finance — 0.3%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028	$6,305,000	$6,411,422
Containers & Packaging — 0.3%
Sonoco Products Co., 3.13%, 05/01/2030	5,500,000	5,203,343
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 5.25%, 04/02/2035	6,015,000	6,113,573
Electric — 4.6%
Appalachian Power Co., 2.70%, 04/01/2031	7,965,000	7,287,699
DTE Electric Co., 5.20%, 04/01/2033	7,735,000	8,038,132
Duke Energy Florida LLC
5.88%, 11/15/2033	2,360,000	2,547,619
5.65%, 04/01/2040	5,936,000	6,168,704
Duke Energy Indiana LLC, 5.25%, 03/01/2034	4,450,000	4,608,724
Duke Energy Progress LLC, 5.25%, 03/15/2033	8,245,000	8,573,997
Entergy Arkansas LLC
5.30%, 09/15/2033	6,130,000	6,384,054
5.45%, 06/01/2034	5,355,000	5,594,372
3.35%, 06/15/2052	5,820,000	3,945,722
Entergy Louisiana LLC, 5.35%, 03/15/2034	5,595,000	5,814,709
Indianapolis Power & Light Co., 5.65%, 12/01/2032(a)	6,805,000	7,102,443
MidAmerican Energy Co., 5.35%, 01/15/2034	3,940,000	4,113,066
Monongahela Power Co., 5.85%, 02/15/2034(a)	5,420,000	5,727,949
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,575,000	9,991,632
San Diego Gas & Electric Co., 5.40%, 04/15/2035	6,255,000	6,474,325
Wisconsin Public Service Corp., 2.85%, 12/01/2051	3,910,000	2,466,369
		94,839,516
Electric Utilities — 1.9%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	8,270,000	8,083,409
Union Electric Co., 5.20%, 04/01/2034	6,445,000	6,636,271
Virginia Electric and Power Co., 5.15%, 03/15/2035	6,840,000	6,959,438
Wisconsin Power and Light Co.
1.95%, 09/16/2031	4,760,000	4,170,424

The accompanying notes are an integral part of these financial statements.

37

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Electric Utilities — (Continued)
3.95%, 09/01/2032	$7,150,000	$6,888,788
4.95%, 04/01/2033	5,725,000	5,797,221
		38,535,551
Ground Transportation — 0.3%
Union Pacific Corp, 5.10%, 02/20/2035	5,275,000	5,443,871
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp., 4.95%, 03/03/2035	5,275,000	5,335,391
Insurance — 0.5%
MetLife, Inc., 5.38%, 07/15/2033	9,025,000	9,512,587
Multi-Utilities — 0.2%
Dominion Energy, Inc., 3.38%, 04/01/2030	4,750,000	4,582,978
Oil & Gas — 0.5%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	10,915,000	11,260,179
Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	7,980,000	7,888,628
Tobacco — 0.3%
Altria Group, Inc., 2.45%, 02/04/2032	6,060,000	5,358,747
Transportation — 0.4%
Canadian Pacific Railway Co., 5.20%, 03/30/2035	8,555,000	8,805,411
TOTAL CORPORATE BONDS (Cost $473,062,055)		478,768,821
ASSET-BACKED SECURITIES — 23.0%
AMSR Trust
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(a)	3,635,000	3,555,022
Series 2022-SFR3, Class A, 4.00%, 10/17/2039(a)	2,385,000	2,373,847
Series 2023-SFR1, Class A, 4.00%, 04/17/2040(a)	3,155,000	3,132,071
Series 2023-SFR2, Class A, 3.95%, 06/17/2040(a)	945,000	936,191
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(a)(c)	2,080,000	2,068,704

	Par	Value
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(a)	$1,620,000	$1,598,782
Series 2025-SFR1, Class A, 3.66%, 06/17/2042(a)	3,730,000	3,599,332
Series 2025-SFR2, Class A, 4.28%, 11/17/2042(a)	2,380,000	2,344,993
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027(a)	16,680,000	16,483,501
Series 2022-3A, Class A, 4.62%, 02/20/2027(a)	1,843,333	1,844,042
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	2,705,000	2,773,278
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	1,960,000	2,020,914
Series 2024-3A, Class A, 5.23%, 12/20/2030(a)	2,135,000	2,201,194
Series 2025-1A, Class A, 4.80%, 08/20/2029(a)	5,545,000	5,631,821
Series 2025-2A, Class A, 5.12%, 08/20/2031(a)	12,180,000	12,479,778
Series 2025-4A, Class A, 4.40%, 02/20/2032(a)	19,365,000	19,255,832
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028	1,269,046	1,276,701
Series 2025-A, Class A2B, 4.17% (30 day avg SOFR US + 0.30%), 10/25/2027	7,555,817	7,555,802
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042(a)	9,140,334	8,808,181
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3, 4.87%, 02/15/2028	4,958,773	4,977,096
Series 2024-1, Class A2A, 4.61%, 10/15/2027	1,014,927	1,016,260

The accompanying notes are an integral part of these financial statements.

38

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2024-1, Class A2B, 4.30% (30 day avg SOFR US + 0.32%), 10/15/2027	$924,785	$924,794
CarMax Auto Owner Trust, Series 2025-3, Class A2A, 4.42%, 08/15/2028	6,395,000	6,410,706
Discover Card Execution Note Trust, Series 2023-A2, Class A, 4.93%, 06/15/2028	5,115,000	5,140,852
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	9,432,664	9,274,781
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	1,163,589	1,140,501
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	1,276,727	1,274,393
Ford Credit Auto Owner Trust
Series 2024-B, Class A2A, 5.40%, 04/15/2027	561,825	562,590
Series 2024-B, Class A2B, 4.38% (30 day avg SOFR US + 0.40%), 04/15/2027	920,295	920,563
Series 2024-C, Class A2B, 4.38% (30 day avg SOFR US + 0.40%), 08/15/2027	1,671,719	1,672,105
Series 2024-D, Class A2A, 4.59%, 10/15/2027	1,329,972	1,332,698
Series 2024-D, Class A2B, 4.30% (30 day avg SOFR US + 0.32%), 10/15/2027	1,536,210	1,536,663
FRTKL, Series 2021-SFR1, Class A, 1.57%, 09/17/2038(a)	2,005,000	1,964,163
GM Financial Consumer Automobile Receivables Trust
Series 2024-3, Class A2A, 5.35%, 06/16/2027	221,608	221,757

	Par	Value
Series 2024-3, Class A2B, 4.33% (30 day avg SOFR US + 0.36%), 06/16/2027	$221,608	$221,624
Series 2025-1, Class A2B, 4.30% (30 day avg SOFR US + 0.33%), 01/18/2028	6,455,528	6,455,891
Series 2025-2, Class A2A, 4.40%, 02/16/2028	2,181,295	2,185,779
Series 2025-3, Class A2A, 4.32%, 06/16/2028	12,095,000	12,125,506
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.91%, 09/25/2029(a)	11,545,000	11,678,356
Series 2025-2A, Class A, 5.13%, 09/25/2031(a)	7,910,000	8,034,416
Series 2025-3A, Class A, 5.06%, 12/26/2029(a)	13,205,000	13,368,886
Series 2025-4A, Class A, 5.41%, 12/25/2031(a)	8,700,000	8,933,536
Series 2025-5A, Class A, 4.62%, 05/25/2030(a)	4,380,000	4,380,581
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027(a)	15,255,000	14,965,884
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026(a)	3,255,874	3,187,528
Series 2021-3, Class A, 2.20%, 01/17/2041(a)	2,387,213	2,248,929
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	2,634,588	2,657,488
Series 2025-2, Class A2A, 4.30%, 01/18/2028	3,932,024	3,939,618
Series 2025-3, Class A2A, 4.19%, 03/21/2028	12,060,000	12,092,133
Series 2025-3, Class A2B, 4.27% (30 day avg SOFR US + 0.35%), 03/21/2028	8,535,000	8,534,238

The accompanying notes are an integral part of these financial statements.

39

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Hyundai Auto Receivables Trust
Series 2024-B, Class A2A, 5.15%, 06/15/2027	$946,442	$947,910
Series 2024-B, Class A2B, 4.35% (30 day avg SOFR US + 0.37%), 06/15/2027	825,445	825,444
Series 2025-A, Class A2A, 4.33%, 12/15/2027	5,639,141	5,645,172
Series 2025-A, Class A2B, 4.32% (30 day avg SOFR US + 0.34%), 12/15/2027	6,850,258	6,852,427
Series 2025-B, Class A2A, 4.45%, 08/15/2028	8,060,000	8,085,442
Series 2025-C, Class A2A, 3.97%, 07/17/2028	20,995,000	21,017,616
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	6,109,534	6,016,181
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2B, 4.40% (30 day avg SOFR US + 0.42%), 02/16/2027	576,206	576,298
Series 2024-B, Class A2B, 4.42% (30 day avg SOFR US + 0.44%), 12/15/2026	252,865	252,892
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A2B, 4.30% (30 day avg SOFR US + 0.32%), 02/15/2028	6,782,512	6,782,772
Nissan Auto Receivables Owner Trust
Series 2024-B, Class A2B, 4.36% (30 day avg SOFR US + 0.38%), 06/15/2027	2,689,264	2,690,141
Series 2025-A, Class A2A, 4.50%, 02/15/2028	15,825,000	15,876,002

	Par	Value
Porsche Financial Auto Securitization Trust
Series 2024-1A, Class A2A, 4.45%, 01/24/2028(a)	$372,961	$373,106
Series 2024-1A, Class A2B, 4.20% (30 day avg SOFR US + 0.28%), 01/24/2028(a)	313,747	313,741
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(a)	4,770,963	4,740,795
Series 2021-SFR5, Class A, 1.43%, 07/17/2038(a)	2,619,274	2,584,947
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(a)	2,474,781	2,326,629
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	2,741,117	2,698,665
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(a)	1,517,873	1,428,586
Series 2022-SFR2, Class A, 2.95%, 04/17/2027(a)	9,162,908	9,013,531
Series 2022-SFR4, Class A, 4.44%, 05/17/2041(a)	962,773	960,802
Series 2024-SFR4, Class A, 3.10%, 07/17/2041(a)	12,831,087	12,275,006
Series 2024-SFR5, Class A, 3.00%, 08/09/2029(a)	1,203,250	1,146,635
Series 2025-SFR1, Class A, 3.40%, 02/17/2042(a)	3,132,449	3,005,428
Series 2025-SFR3, Class A, 3.39%, 07/17/2042(a)	4,135,000	3,940,715
Series 2025-SFR4, Class A, 4.30%, 08/17/2042(a)	5,840,000	5,772,254
Series 2025-SFR5, Class A, 3.85%, 10/17/2042(a)	8,750,000	8,474,935
Series 2025-SFR6, Class A, 4.00%, 12/17/2042(a)	12,645,000	12,268,689

The accompanying notes are an integral part of these financial statements.

40

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
STAR Trust
Series 2022-SFR3, Class A, 5.40% (1 mo. Term SOFR + 1.65%), 05/17/2039(a)	$9,573,601	$9,589,591
Series 2025-SFR5, Class A, 5.20% (1 mo. Term SOFR + 1.45%), 02/17/2042(a)	3,914,833	3,919,715
Toyota Auto Receivables Owner Trust
Series 2024-C, Class A2A, 5.16%, 05/17/2027	726,197	727,093
Series 2024-C, Class A2B, 4.35% (30 day avg SOFR US + 0.37%), 05/17/2027	726,197	726,325
Series 2025-B, Class A2A, 4.46%, 03/15/2028	3,317,101	3,324,942
Series 2025-C, Class A2A, 4.29%, 06/15/2028	10,160,000	10,188,895
Series 2025-C, Class A2B, 4.28% (30 day avg SOFR US + 0.30%), 06/15/2028	10,545,000	10,548,969
Tricon American Homes Trust, Series 2020-SFR1, Class A, 1.50%, 07/17/2038(a)	2,164,775	2,131,920
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 07/17/2038(a)	3,531,974	3,487,890
Series 2023-SFR1, Class A, 5.10%, 07/17/2040(a)	2,205,833	2,212,550
Series 2025-SFR2, Class A, 5.20%, 08/17/2044(a)	3,021,032	3,046,849
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 06/15/2028(a)	3,117,736	3,124,155
Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, 06/20/2029	6,605,000	6,643,983

	Par	Value
World Omni Auto Receivables Trust
Series 2025-B, Class A2A, 4.38%, 08/15/2028	$3,490,507	$3,496,874
Series 2025-C, Class A2A, 4.19%, 10/16/2028	6,940,000	6,953,266
TOTAL ASSET-BACKED SECURITIES (Cost $467,114,588)		470,336,079
AGENCY MORTGAGE-BACKED SECURITIES — 17.8%
Fannie Mae REMIC, Series 2025-103, Class DF, 4.97% (30 day avg SOFR US + 1.10%), 11/25/2055	7,212,520	7,230,653
Federal Home Loan Mortgage Corp.
Series 5468, Class WF, 4.97% (30 day avg SOFR US + 1.10%), 11/25/2054	3,206,007	3,212,756
Series 5530, Class FA, 5.02% (30 day avg SOFR US + 1.15%), 04/25/2055	10,215,149	10,245,016
Fannie Mae Pool
6.00%, 01/15/2056(d)	38,230,000	39,251,791
4.00%, 02/15/2056(d)	53,645,000	50,848,898
4.50%, 02/15/2056(d)	49,880,000	48,651,003
5.00%, 02/15/2056(d)	59,455,000	59,234,366
5.50%, 02/15/2056(d)	142,990,000	144,855,318
TOTAL AGENCY MORTGAGE- BACKED SECURITIES (Cost $363,192,883)		363,529,801
COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.8%
Angel Oak Mortgage Trust
Series 2025-11, Class A1, 4.98%, 10/25/2070(a)(e)	1,545,927	1,548,054
Series 2025-12, Class A1, 5.04%, 12/25/2070(a)(e)	2,032,899	2,037,861
Series 2025-13, Class A1, 4.93%, 10/25/2070(a)(c)	2,765,000	2,768,453
BANK
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	3,535,000	3,750,002
Series 2024-BNK48, Class A5, 5.05%, 10/15/2057	1,569,000	1,595,219

The accompanying notes are an integral part of these financial statements.

41

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2025-BNK49, Class A5, 5.62%, 03/15/2058(e)	$4,195,000	$4,429,762
BBCMS Mortgage Trust
Series 2025-5C37, Class A3, 5.02%, 09/15/2058	4,430,000	4,531,741
Series 2025-C32, Class A5, 5.72%, 02/15/2062	1,415,000	1,505,194
Series 2025-C39, Class A5, 5.30%, 12/15/2058	1,245,000	1,285,390
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	1,115,631	1,109,005
Series 2021-B23, Class A2, 1.62%, 02/15/2054	4,406,872	4,050,383
Series 2021-B24, Class A2, 1.95%, 03/15/2054	3,638,000	3,382,492
Series 2022-B33, Class A2, 3.32%, 03/15/2055	8,420,000	8,246,494
Series 2025-V17, Class A3, 5.07%, 09/15/2058	4,435,000	4,544,064
Series 2025-V18, Class A3, 5.18%, 10/15/2058	3,720,000	3,830,869
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.76%, 07/15/2057	3,764,000	3,991,864
Series 2025-5C12, Class A3, 5.18%, 10/15/2058	2,425,000	2,489,400
Series 2025-C11, Class A5, 5.69%, 02/15/2058	3,635,000	3,836,442
Series 2025-C12, Class A5, 5.87%, 06/15/2058(e)	3,090,000	3,307,360
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051(a)(e)	8,435,575	7,060,180
Series 2021-J3, Class A3A, 2.50%, 09/25/2051(a)(e)	4,059,145	3,392,240
COLT Mortgage Loan Trust, Series 2025-12, Class A1, 4.98%, 01/26/2071(a)(e)	4,760,000	4,765,846

	Par	Value
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	$277,424	$276,937
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051(a)(e)	8,986,428	7,498,751
Series 2021-3INV, Class A18, 5.00%, 06/25/2051(a)(e)	2,013,756	1,983,837
Series 2021-3INV, Class A2, 2.50%, 06/25/2051(a)(e)	6,263,842	5,242,541
Series 2021-4, Class A1, 2.50%, 06/01/2051(a)(e)	11,404,773	9,552,102
Series 2021-6INV, Class A4, 2.50%, 08/25/2051(a)(e)	2,003,052	1,673,957
Series 2021-7, Class A1, 2.50%, 08/25/2051(a)(e)	11,117,473	9,311,473
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(a)(e)	2,470,181	2,154,284
Series 2021-INV1, Class A2, 2.50%, 12/25/2051(a)(e)	1,419,947	1,186,654
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(e)	8,214,941	6,875,519
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051(a)(e)	2,440,838	2,042,867
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(a)(e)	5,941,817	5,646,157
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(a)(e)	2,384,238	2,000,025
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(a)(e)	2,683,882	2,348,577
JP Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%, 05/25/2047(a)(e)	2,074,652	1,889,432
Series 2020-9, Class A4, 2.50%, 05/25/2051(a)(e)	3,092,239	2,887,299
Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(e)	4,720,668	3,950,977
Series 2021-10, Class A3A, 2.00%, 12/25/2051(a)(e)	10,936,026	8,774,521

The accompanying notes are an integral part of these financial statements.

42

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-12, Class A3, 2.50%, 02/25/2052(a)(e)	$788,326	$659,792
Series 2021-13, Class A3A, 2.00%, 04/25/2052(a)(e)	3,685,059	2,948,047
Series 2021-14, Class A12, 5.00%, 05/25/2052(a)(e)	3,134,041	3,039,298
Series 2021-14, Class A3A, 2.00%, 05/25/2052(a)(e)	2,853,108	2,280,632
Series 2021-15, Class A2, 3.00%, 06/25/2052(a)(e)	8,509,797	7,457,705
Series 2021-15, Class A3, 2.50%, 06/25/2052(a)(e)	2,841,578	2,379,972
Series 2021-3, Class A3, 2.50%, 07/25/2051(a)(e)	6,276,192	5,268,568
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(e)	3,080,288	2,582,523
Series 2021-7, Class A3, 2.50%, 11/25/2051(a)(e)	1,870,049	1,567,387
Series 2021-8, Class A3, 2.50%, 12/25/2051(a)(e)	9,782,533	8,174,803
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052(a)(e)	2,923,828	2,438,700
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(a)(e)	7,122,161	6,241,627
Series 2022-1, Class A2, 3.00%, 07/25/2052(a)(e)	4,024,355	3,526,812
Series 2022-4, Class A2A, 3.00%, 10/25/2052(a)(e)	1,848,911	1,613,391
Series 2022-6, Class A3, 3.00%, 11/25/2052(a)(e)	928,410	808,940
Series 2022-7, Class 1A2, 3.00%, 12/25/2052(a)(e)	2,683,412	2,349,306
Series 2024-3, Class A3, 3.00%, 05/25/2054(a)(e)	6,775,738	5,938,033
Series 2024-7, Class A3, 3.00%, 04/25/2053(a)(e)	4,607,379	4,020,477
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056(a)(c)	9,600,000	9,570,573

	Par	Value
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055(a)(c)	$7,621,718	$7,650,374
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056(a)(c)	6,575,758	6,581,621
Series 2025-NQM5, Class A1, 4.88%, 05/25/2065(a)(e)	1,460,000	1,459,727
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class A1, 2.50%, 04/25/2051(a)(e)	4,453,854	3,722,099
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(a)(e)	624,511	582,564
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(a)(e)	2,264,975	1,891,487
Series 2022-J2, Class A2, 3.00%, 08/25/2052(a)(e)	6,187,962	5,430,661
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(a)(e)	5,734,279	5,003,829
Series 2023-J1, Class A1, 4.50%, 01/25/2053(a)(e)	2,675,310	2,589,553
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(a)(e)	3,818,731	3,435,656
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051(a)(e)	1,601,077	1,395,609
PRPM Trust, Series 2025-NQM6, Class A1, 4.99%, 12/25/2070(a)(e)	2,215,000	2,214,599
PSMC Trust, Series 2021-2, Class A3, 2.50%, 05/25/2051(a)(e)	3,310,818	3,013,996
RIDE Trust, Series 2025-SHRE, Class A, 5.44%, 02/14/2047(a)(e)	2,900,000	2,984,554
Sequoia Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/25/2051(a)(e)	5,351,637	4,472,379

The accompanying notes are an integral part of these financial statements.

43

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-9, Class A1, 2.50%, 01/25/2052(a)(e)		$3,873,430	$3,251,563
Series 2025-S2, Class A1, 4.00%, 11/25/2055(a)(e)		4,123,824	3,858,295
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(a)		6,775,000	6,056,872
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055(a)(e)		820,905	817,956
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051(a)(e)		2,058,783	2,028,208
Verus Securitization Trust, Series 2025-12, Class A1, 4.96%, 12/25/2070(a)(e)		4,510,000	4,515,513
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A3, 5.19%, 10/15/2058		1,630,000	1,676,298
Series 2025-C64, Class A5, 5.65%, 02/15/2058		1,865,000	1,968,344
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050(a)(e)		957,685	801,537
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $301,049,136)			303,024,105
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 1.7%
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	216,843,000	34,860,455
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $33,363,147)			34,860,455
MEDIUM-TERM NOTES — 0.9%
BNP Paribas Issuance BV, 03/18/2026(a)(f)		1,077,000	1,059,337
BofA Finance LLC, 01/29/2026(g)		1,208,000	1,430,634

		Par	Value
Citigroup Global Markets Holdings, Inc.
01/12/2026(h)		$1,198,000	$1,503,826
01/12/2026(i)	EUR	995,000	894,041
03/04/2026(j)	EUR	1,119,000	1,155,979
03/04/2026(k)	GBP	989,000	1,380,857
03/18/2026(k)	GBP	840,000	1,138,637
04/01/2026(l)		1,070,000	1,045,080
GS Finance Corp., 01/06/2026(m)		1,173,000	1,483,845
Morgan Stanley Finance LLC
01/29/2026(a)(n)	EUR	1,161,000	968,728
02/11/2026(a)(o)	GBP	934,000	1,399,042
02/11/2026(a)(n)	EUR	1,036,000	864,429
04/01/2026(a)(o)	GBP	834,000	1,098,892
Nomura International Funding Pte Ltd., 02/24/2026(a)(p)		1,742,000	1,932,662
TOTAL MEDIUM-TERM NOTES (Cost $17,278,197)			17,355,989
SHORT-TERM INVESTMENTS — 2.0%
U.S. Treasury Bills — 2.0% 3.78%, 02/10/2026(q)		40,335,000	40,180,376
TOTAL SHORT-TERM INVESTMENTS (Cost $40,167,363)			40,180,376
TOTAL INVESTMENTS — 113.7% (Cost $2,319,674,240)			$2,321,572,990
Liabilities in Excess of Other Assets — (13.7)%			(279,847,693)
TOTAL NET ASSETS — 100.0%			$2,041,725,297

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
The accompanying notes are an integral part of these financial statements.

44

CARILLON REAMS CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)	To-be-announced security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(f)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic USD CMS 10Y10Y Rate from its initial underlying value to its final underlying value.

(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 5-Year U.S. Dollar SOFR ICE Swap Rate from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SOFR CMS10 Rate from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS7 Rate from its initial underlying value to its final underlying value.

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS5 Rate from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SONIA CMS7 Rate from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic 10Y10Y SOFR CMS Rate from its initial underlying value to its final underlying value.

(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 10-year U.S. Dollar SOFR ICE swap Rate from its initial underlying value to its final underlying value.

(n)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR-EURIBOR ICE Swap Rate from its initial underlying value to its final underlying value.

(o)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the GBP-SONIA ICE Swap Rate from its initial underlying value to its final underlying value.

(p)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 10Y USD SWAP Reference Rate and the 5Y USD SWAP Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

(q)	Zero Coupon instrument. The rate shown is the annualized effective yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

45

CARILLON REAMS CORE PLUS BOND FUND
FORWARD CURRENCY CONTRACTS
December 31, 2025 (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	02/03/2026	AUD	30,643,000	USD	20,093,381	$359,661
Barclays Capital, Inc.	03/03/2026	BRL	30,839,396	USD	5,461,200	88,212
Barclays Capital, Inc.	01/27/2026	INR	1,838,789,915	USD	20,778,548	(365,853)
Barclays Capital, Inc.	02/03/2026	USD	5,000	AUD	7,470	14
Goldman Sachs	03/03/2026	BRL	53,959,159	USD	9,557,100	152,610
Goldman Sachs	03/03/2026	CAD	29,841,208	USD	21,435,448	364,292
Goldman Sachs	03/03/2026	USD	3,061,000	CAD	4,184,356	4,224
J.P. Morgan Securities, Inc.	03/03/2026	BRL	30,839,396	USD	5,461,200	88,212
J.P. Morgan Securities, Inc.	02/27/2026	CHF	898,331	USD	1,144,000	(2,900)
J.P. Morgan Securities, Inc.	01/12/2026	GBP	834,000	USD	1,123,859	319
J.P. Morgan Securities, Inc.	02/03/2026	USD	3,819,000	BRL	20,610,379	90,799
J.P. Morgan Securities, Inc.	03/03/2026	USD	32,926,316	BRL	180,624,420	423,756
J.P. Morgan Securities, Inc.	02/27/2026	USD	41,192,803	CHF	32,964,129	(679,703)
J.P. Morgan Securities, Inc.	01/30/2026	USD	20,275,009	CNY	142,999,818	(217,943)
J.P. Morgan Securities, Inc.	01/12/2026	USD	1,157,883	EUR	995,000	(12,115)
J.P. Morgan Securities, Inc.	01/29/2026	USD	1,360,734	EUR	1,161,000	(5,611)
J.P. Morgan Securities, Inc.	02/11/2026	USD	1,203,685	EUR	1,036,000	(16,249)
J.P. Morgan Securities, Inc.	03/04/2026	USD	1,308,367	EUR	1,119,000	(10,534)
J.P. Morgan Securities, Inc.	02/11/2026	USD	1,231,063	GBP	934,000	(27,827)
J.P. Morgan Securities, Inc.	03/04/2026	USD	1,318,355	GBP	989,000	(14,575)
J.P. Morgan Securities, Inc.	03/18/2026	USD	1,127,637	GBP	840,000	(4,410)
J.P. Morgan Securities, Inc.	04/01/2026	USD	1,123,577	GBP	834,000	(318)
Net Unrealized Appreciation (Depreciation)						$214,061

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
INR - Indian Rupee
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

46

CARILLON REAMS CORE PLUS BOND FUND
CREDIT DEFAULT SWAP CONTRACTS
SELL PROTECTION
December 31, 2025 (Continued)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount(b)	Value(c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX North American High Yield Index Series 45	5.00%	Quarterly	B2/B	12/20/2030	$48,330,000	$3,750,548	$3,519,022	$231,526
						$3,750,548	$3,519,022	$231,526

*	Intercontinental Exchange is the central clearing party.
(a)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $17,148 of variation margin related to swap contracts due from the fund to the broker as of the date of this report.
The accompanying notes are an integral part of these financial statements.

47

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 31.3%
U.S. Treasury Inflation Indexed Bonds, 2.38%, 02/15/2055	$48,766,176	$46,259,244
U.S. Treasury Inflation Indexed Notes, 1.88%, 07/15/2035	173,490,393	173,025,879
U.S. Treasury Notes
3.75%, 10/31/2032	244,605,000	241,891,413
4.25%, 08/15/2035	214,980,000	216,525,169
TOTAL U.S. TREASURY SECURITIES (Cost $684,079,073)		677,701,705
COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.9%
Angel Oak Mortgage Trust
Series 2025-10, Class A1, 4.96%, 09/25/2070(a)(b)	3,123,688	3,127,157
Series 2025-13, Class A1, 4.93%, 10/25/2070(a)(c)	2,925,000	2,928,653
BANK, Series 2021-BN35, Class A2, 1.87%, 06/15/2064	6,280,000	6,059,693
Barclays Mortgage Loan Trust, Series 2023-NQM1, Class A1A, 6.03%, 01/25/2063(a)(c)	1,251,224	1,258,991
BBCMS Mortgage Trust, Series 2022-C18, Class A2, 5.50%, 12/15/2055(b)	6,481,268	6,579,199
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/2054	3,944,070	3,865,124
BRAVO Residential Funding Trust, Series 2025-NQM9, Class A1, 5.04%, 09/25/2065(a)(c)	8,879,594	8,902,704
Chase Home Lending Mortgage Trust
Series 2024-8, Class A4A, 5.50%, 08/25/2055(a)(b)	2,251,624	2,256,013
Series 2025-11, Class A11, 5.17% (30 day avg SOFR US + 1.30%), 02/25/2056(a)	9,884,742	9,924,474
Series 2025-3, Class A11, 5.17% (30 day avg SOFR US + 1.30%), 02/25/2056(a)	2,445,600	2,446,464

	Par	Value
Series 2025-9, Class A11, 5.17% (30 day avg SOFR US + 1.30%), 06/25/2056(a)	$1,765,502	$1,765,575
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1, Class A3A, 2.50%, 04/25/2051(a)(b)	3,960,169	3,314,476
Series 2021-J2, Class A7A, 2.50%, 07/25/2051(a)(b)	1,562,452	1,409,217
COLT Mortgage Loan Trust
Series 2025-10, Class A1, 5.09%, 10/25/2070(a)(b)	7,152,792	7,176,020
Series 2025-11, Class A1, 5.05%, 11/25/2070(a)(b)	7,120,000	7,137,761
Series 2025-12, Class A1, 4.98%, 01/26/2071(a)(b)	5,020,000	5,026,165
CSMC Trust, Series 2018-J1, Class A2, 3.50%, 02/25/2048(a)(b)	1,855,525	1,678,207
DBC Mortgage Trust, Series 2025-DBC, Class A, 5.10% (1 mo. Term SOFR + 1.35%), 11/15/2042(a)	12,035,000	12,039,502
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	213,075	212,702
Flagstar Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/01/2051(a)(b)	4,970,731	4,163,251
Series 2021-8INV, Class A3, 2.50%, 09/25/2051(a)(b)	1,353,959	1,129,815
GCAT Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051(a)(b)	4,421,539	3,874,891
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/2052(a)(b)	2,777,124	2,320,712
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(a)(b)	3,538,353	3,085,854
Series 2021-GR2, Class A2, 2.50%, 02/25/2052(a)(b)	2,646,553	2,215,041

The accompanying notes are an integral part of these financial statements.

48

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	$10,359,166	$8,670,135
Series 2021-PJ10, Class A2, 2.50%, 03/25/2052(a)(b)	4,008,423	3,354,862
Series 2021-PJ7, Class A2, 2.50%, 01/25/2052(a)(b)	3,571,460	2,989,144
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(a)(b)	3,191,743	3,032,924
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(a)(b)	6,219,572	5,217,307
Series 2023-CCM1, Class A1, 6.65%, 08/25/2053(a)(b)	1,458,540	1,458,340
Series 2023-PJ5, Class A16, 6.50%, 02/25/2054(a)(b)	3,560,031	3,615,470
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(a)(c)	1,881,797	1,883,619
Series 2025-PJ7, Class A5, 5.50%, 12/25/2055(a)(b)	4,272,903	4,294,732
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(b)	1,096,908	918,060
Series 2021-12, Class A3, 2.50%, 02/25/2052(a)(b)	712,592	596,406
Series 2021-13, Class A3A, 2.00%, 04/25/2052(a)(b)	3,588,538	2,870,830
Series 2021-14, Class A3A, 2.00%, 05/25/2052(a)(b)	2,780,139	2,222,304
Series 2021-3, Class A3, 2.50%, 07/25/2051(a)(b)	3,177,107	2,667,032
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(b)	2,460,294	2,062,718
Series 2021-6, Class A3, 2.50%, 10/25/2051(a)(b)	2,704,466	2,265,133
Series 2021-8, Class A3, 2.50%, 12/25/2051(a)(b)	2,314,223	1,933,888
Series 2021-INV4, Class A2, 3.00%, 01/25/2052(a)(b)	5,237,186	4,573,331

	Par	Value
Series 2021-INV6, Class A2, 3.00%, 04/25/2052(a)(b)	$5,385,093	$4,722,549
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(a)(b)	5,000,741	4,382,485
Series 2022-4, Class A2A, 3.00%, 10/25/2052(a)(b)	1,833,567	1,600,002
Series 2022-6, Class A2, 3.50%, 11/25/2052(a)(b)	2,784,108	2,540,103
Series 2022-6, Class A3, 3.00%, 11/25/2052(a)(b)	2,175,453	1,895,509
Series 2022-8, Class A3, 4.00%, 01/25/2053(a)(b)	1,682,866	1,573,414
Series 2022-INV1, Class A3, 3.00%, 03/25/2052(a)(b)	3,334,588	2,920,156
Series 2023-6, Class A4, 6.00%, 12/26/2053(a)(b)	4,710,266	4,768,176
Series 2024-12, Class A4A, 5.50%, 06/25/2055(a)(b)	3,668,361	3,666,888
Series 2024-3, Class A3, 3.00%, 05/25/2054(a)(b)	7,235,110	6,340,611
Series 2024-7, Class A3, 3.00%, 04/25/2053(a)(b)	4,214,011	3,677,217
Series 2024-CCM1, Class A4A, 5.50%, 04/25/2055(a)(b)	732,820	737,742
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056(a)(c)	10,180,000	10,148,795
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055(a)(c)	7,751,072	7,780,216
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056(a)(c)	6,654,300	6,660,234
Series 2025-NQM2, Class A1, 5.57%, 09/25/2065(a)(b)	6,323,022	6,379,435
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(a)(b)	8,722,532	8,728,915
Series 2025-NQM5, Class A1, 4.88%, 05/25/2065(a)(b)	1,540,000	1,539,712
MFRA Trust
Series 2025-NQM4, Class A1, 5.23%, 08/25/2070(a)(b)	14,252,460	14,308,278

The accompanying notes are an integral part of these financial statements.

49

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2025-NQM5, Class A1, 5.19%, 11/25/2070(a)(b)	$9,789,839	$9,807,522
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(a)(b)	1,257,133	1,172,693
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(a)(b)	2,398,433	2,002,939
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	7,431,493	6,210,521
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(a)(b)	4,499,936	3,926,721
Series 2025-J3, Class AF, 5.37% (30 day avg SOFR US + 1.50%), 10/25/2055(a)	4,672,221	4,671,401
Series 2025-NQM19, Class A1, 4.87%, 10/25/2065(a)(b)	4,740,220	4,741,140
Series 2025-NQM20, Class A1, 5.02%, 10/25/2065(a)(b)	5,360,035	5,374,792
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(a)(b)	3,442,189	3,096,887
PRPM Trust, Series 2025-NQM6, Class A1, 4.99%, 12/25/2070(a)(b)	2,335,000	2,334,577
PSMC Trust, Series 2021-2, Class A3, 2.50%, 05/25/2051(a)(b)	2,983,406	2,715,937
Radian Mortgage Capital Trust, Series 2025-J4, Class A25, 5.42% (30 day avg SOFR US + 1.55%), 03/25/2056(a)	3,494,666	3,494,874
Rate Mortgage Trust
Series 2021-J3, Class A1, 2.50%, 10/25/2051(a)(b)	3,523,602	2,957,722
Series 2021-J4, Class A1, 2.50%, 11/25/2051(a)(b)	7,304,069	6,104,032
Series 2025-J3, Class A27, 5.42% (30 day avg SOFR US + 1.55%), 11/25/2055(a)	4,373,574	4,371,610
RIDE Trust, Series 2025-SHRE, Class A, 5.44%, 02/14/2047(a)(b)	2,905,000	2,989,699

	Par	Value
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/2041(a)	$5,365,000	$5,511,882
Sequoia Mortgage Trust
Series 2021-3, Class A1, 2.50%, 05/25/2051(a)(b)	5,189,098	4,336,545
Series 2021-4, Class A1, 2.50%, 06/25/2051(a)(b)	4,919,878	4,111,557
Series 2021-6, Class A1, 2.50%, 10/25/2051(a)(b)	2,351,631	1,962,326
Series 2021-9, Class A1, 2.50%, 01/25/2052(a)(b)	1,073,175	900,880
Series 2025-10, Class A26F, 5.12% (30 day avg SOFR US + 1.25%), 11/25/2055(a)	15,462,117	15,462,978
Series 2025-11, Class A2, 5.00%, 11/25/2055(a)(b)	12,938,082	12,874,905
Series 2025-12, Class A26F, 5.42% (30 day avg SOFR US + 1.55%), 12/25/2055(a)	4,539,383	4,544,158
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055(a)(b)	671,421	669,009
Verus Securitization Trust
Series 2025-11, Class A1, 4.91%, 11/25/2070(a)(b)	6,716,345	6,720,835
Series 2025-9, Class A1, 4.94%, 10/27/2070(a)(b)	3,570,066	3,574,245
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 2.50%, 12/25/2050(a)(b)	8,388,028	7,020,385
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $385,080,792)		386,557,105
AGENCY MORTGAGE-BACKED SECURITIES — 14.8%
Fannie Mae REMIC
Series 2024-103, Class FD, 5.02% (30 day avg SOFR US + 1.15%), 01/25/2055	15,213,656	15,267,252
Series 2024-70, Class FB, 4.97% (30 day avg SOFR US + 1.10%), 10/25/2054	19,259,168	19,299,707

The accompanying notes are an integral part of these financial statements.

50

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — (Continued)
Series 2025-102, Class FA, 4.92% (30 day avg SOFR US + 1.05%), 12/25/2055	$17,454,421	$17,479,091
Series 2025-102, Class FD, 4.92% (30 day avg SOFR US + 1.05%), 12/25/2055	20,060,907	20,091,013
Series 2025-15, Class DF, 4.77% (30 day avg SOFR US + 0.90%), 04/25/2055	16,335,755	16,391,366
Series 2025-46, Class FG, 5.07% (30 day avg SOFR US + 1.20%), 06/25/2055	5,908,484	5,931,054
Series 2025-55, Class FG, 4.97% (30 day avg SOFR US + 1.10%), 07/25/2055	21,208,842	21,283,526
Series 2025-86, Class FA, 5.07% (30 day avg SOFR US + 1.20%), 10/25/2055	7,119,686	7,150,785
Series 2025-93, Class FA, 4.97% (30 day avg SOFR US + 1.10%), 11/25/2055	11,670,167	11,698,155
Series 2025-96, Class FB, 4.97% (30 day avg SOFR US + 1.10%), 11/25/2055	16,345,381	16,384,010
Federal Home Loan Mortgage Corp.
Series 5397, Class FA, 4.82% (30 day avg SOFR US + 0.95%), 04/25/2054	8,124,821	8,142,341
Series 5470, Class FA, 4.97% (30 day avg SOFR US + 1.10%), 11/25/2054	2,342,712	2,347,508
Series 5494, Class FA, 4.97% (30 day avg SOFR US + 1.10%), 01/25/2055	11,243,665	11,268,546
Series 5494, Class FB, 4.97% (30 day avg SOFR US + 1.10%), 01/25/2055	9,467,798	9,488,705
Series 5499, Class BF, 4.77% (30 day avg SOFR US + 0.90%), 02/25/2055	2,920,491	2,919,888
Series 5499, Class CF, 4.87% (30 day avg SOFR US + 1.00%), 02/25/2055	2,314,006	2,319,211

	Par	Value
Series 5513, Class KF, 4.72% (30 day avg SOFR US + 0.85%), 11/25/2054	$3,908,877	$3,917,312
Series 5530, Class FA, 5.02% (30 day avg SOFR US + 1.15%), 04/25/2055	10,714,779	10,746,107
Series 5549, Class AF, 5.37% (30 day avg SOFR US + 1.50%), 06/25/2055	31,589,310	31,827,202
Series 5563, Class FB, 4.82% (30 day avg SOFR US + 0.95%), 06/25/2055	12,412,748	12,473,529
Series 5575, Class FG, 5.17% (30 day avg SOFR US + 1.30%), 09/25/2055	7,114,077	7,165,092
Series 5584, Class KF, 4.97% (30 day avg SOFR US + 1.10%), 10/25/2055	9,612,442	9,636,723
Series 5598, Class FA, 5.02% (30 day avg SOFR US + 1.15%), 11/25/2055	11,846,935	11,884,757
Series 5609, Class F, 4.92% (30 day avg SOFR US + 1.05%), 12/25/2055	17,798,469	17,824,752
Series 5609, Class FB, 4.82% (30 day avg SOFR US + 0.95%), 12/25/2055	2,344,261	2,347,407
Series 5616, Class FA, 5.08% (30 day avg SOFR US + 1.10%), 01/25/2056	14,420,000	14,440,944
Fannie Mae REMIC
Series 2024-90, Class B, 5.00%, 07/25/2051	3,426,648	3,432,588
Series 2025-102, Class DA, 4.50%, 03/25/2054	4,351,655	4,329,447
Series 2025-85, Class D, 4.50%, 07/25/2052	3,845,230	3,826,692
TOTAL AGENCY MORTGAGE- BACKED SECURITIES (Cost $320,348,672)		321,314,710
ASSET-BACKED SECURITIES — 12.5%
AMSR Trust
Series 2023-SFR2, Class A, 3.95%, 06/17/2040(a)	865,000	856,937

The accompanying notes are an integral part of these financial statements.

51

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(a)	$1,430,000	$1,411,270
Series 2025-SFR2, Class A, 4.28%, 11/17/2042(a)	2,365,000	2,330,214
ARES XLIV CLO Ltd., Series 2017-44A, Class A1RR, 5.03% (3 mo. Term SOFR + 1.13%), 04/15/2034(a)	3,700,000	3,697,639
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 06/20/2030(a)	6,090,000	6,279,268
Series 2025-2A, Class A, 5.12%, 08/20/2031(a)	10,460,000	10,717,445
Series 2025-3A, Class A, 4.17%, 02/20/2030(a)	9,870,000	9,859,309
Bain Capital Credit CLO Ltd., Series 2021-1A, Class AR, 4.82% (3 mo. Term SOFR + 0.94%), 04/18/2034(a)	5,995,000	5,985,270
Bardot CLO Ltd., Series 2019-2A, Class ARR, 4.84% (3 mo. Term SOFR + 0.98%), 10/22/2032(a)	2,992,039	2,992,230
Barings Loan Partners CLO Ltd., Series LP-3A, Class AR2, 4.83% (3 mo. Term SOFR + 0.95%), 07/20/2033(a)	5,835,150	5,836,970
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042(a)	9,030,390	8,702,232
Carlyle US CLO Ltd.
Series 2019-1A, Class A1A2, 4.83% (3 mo. Term SOFR + 0.95%), 04/20/2031(a)	4,373,787	4,375,536
Series 2021-9A, Class AR, 4.99% (3 mo. Term SOFR + 1.11%), 10/20/2034(a)	3,630,000	3,630,189
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/2055(a)(c)	4,275,032	4,285,041
Hertz Vehicle Financing III LLC
Series 2023-4A, Class A, 6.15%, 03/25/2030(a)	11,949,000	12,507,797
Series 2025-1A, Class A, 4.91%, 09/25/2029(a)	10,530,000	10,651,632
Series 2025-2A, Class A, 5.13%, 09/25/2031(a)	9,390,000	9,537,694

	Par	Value
Series 2025-3A, Class A, 5.06%, 12/26/2029(a)	$12,545,000	$12,700,695
Series 2025-4A, Class A, 5.41%, 12/25/2031(a)	11,915,000	12,234,837
Home Partners of America Trust
Series 2021-1, Class A, 1.70%, 09/17/2041(a)	4,943,468	4,502,608
Series 2021-2, Class A, 1.90%, 12/17/2026(a)	13,091,185	12,816,379
Series 2021-3, Class A, 2.20%, 01/17/2041(a)	12,808,546	12,066,588
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	1,098,119	1,081,340
JP Morgan Mortgage Trust
Series 2025-HE1, Class A1, 5.07% (30 day avg SOFR US + 1.15%), 07/20/2055(a)	4,243,049	4,240,065
Series 2025-HE2, Class A1, 5.16% (30 day avg SOFR US + 1.25%), 11/20/2055(a)	4,838,742	4,846,090
Series 2025-HE3, Class A1, 5.27% (30 day avg SOFR US + 1.35%), 03/20/2056(a)	3,169,080	3,170,038
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2B, 4.42% (30 day avg SOFR US + 0.44%), 12/15/2026	178,928	178,947
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-42A, Class AR, 4.84% (3 mo. Term SOFR + 0.95%), 07/16/2036(a)	3,455,000	3,454,679
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(a)	4,650,362	4,620,957
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(a)	4,749,011	4,464,712
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	4,670,808	4,598,472
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(a)	8,540,500	8,038,114
Series 2024-SFR5, Class A, 3.00%, 08/09/2029(a)	9,929,300	9,462,105
Series 2025-SFR3, Class A, 3.39%, 07/17/2042(a)	4,055,000	3,864,474

The accompanying notes are an integral part of these financial statements.

52

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2025-SFR5, Class A, 3.85%, 10/17/2042(a)	$8,705,000	$8,431,350
Series 2025-SFR6, Class A, 4.00%, 12/17/2042(a)	13,055,000	12,666,487
STAR Trust
Series 2022-SFR3, Class A, 5.40% (1 mo. Term SOFR + 1.65%), 05/17/2039(a)	8,181,345	8,195,010
Series 2024-SFR4, Class A, 5.50% (1 mo. Term SOFR + 1.75%), 10/17/2041(a)	16,393,737	16,455,007
Series 2025-SFR5, Class A, 5.20% (1 mo. Term SOFR + 1.45%), 02/17/2042(a)	6,641,235	6,649,517
Towd Point Mortgage Trust
Series 2025-HE1, Class A1A, 5.22% (30 day avg SOFR US + 1.35%), 07/25/2065(a)	1,732,156	1,733,442
Series 2025-HE2, Class A1A, 5.22% (30 day avg SOFR US + 1.35%), 09/25/2065(a)	7,183,369	7,198,278
TOTAL ASSET-BACKED SECURITIES (Cost $268,769,596)		271,326,864
CORPORATE BONDS — 11.5%
Airlines — 1.6%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(a)	1,170,346	1,196,223
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(a)	3,371,685	3,391,145
British Airways, Pass Through Trust, Series 2021-1, Class A, 2.90%, 03/15/2035(a)	4,181,772	3,821,945
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	10,244,850	9,784,412
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 2.75%, 05/15/2032	748,347	671,336
Series 2020-1, Class A, 4.00%, 11/15/2032	3,374,168	3,212,165

	Par	Value
United Airlines, Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/2026	$2,268,920	$2,268,524
Series 2015-1, Class AA, 3.45%, 12/01/2027	816,376	804,520
Series 2016-1, Class AA, 3.10%, 07/07/2028	811,912	790,981
Series 2016-2, Class AA, 2.88%, 10/07/2028	3,209,800	3,094,368
Series 2018-1, Class AA, 3.50%, 09/01/2031	944,665	912,493
Series 2019-1, Class AA, 4.15%, 08/25/2031	4,476,744	4,395,666
Series 2019-2, Class AA, 2.70%, 05/01/2032	199,662	183,246
		34,527,024
Auto Manufacturers — 1.0%
American Honda Finance Corp., 5.20%, 03/05/2035	4,370,000	4,428,905
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	6,950,000	6,965,670
4.27%, 01/09/2027	2,215,000	2,203,484
General Motors Financial Co., Inc., 6.00%, 01/09/2028	7,155,000	7,392,694
		20,990,753
Banks — 3.3%
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	2,925,000	2,966,416
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	8,425,000	8,582,663
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	2,410,000	2,512,661
Citigroup, Inc.
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	4,105,000	4,117,704
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	2,405,000	2,490,593
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	10,255,000	10,490,350
JPMorgan Chase & Co.
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	9,380,000	9,629,849
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	2,410,000	2,518,736

The accompanying notes are an integral part of these financial statements.

53

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Banks — (Continued)
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	$3,990,000	$4,186,144
US Bancorp, 5.05% to 02/12/2030 then SOFR + 1.06%, 02/12/2031	8,300,000	8,525,353
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	4,230,000	4,257,952
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	2,405,000	2,456,782
5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	8,340,000	8,741,252
		71,476,455
Capital Markets — 0.7%
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	2,410,000	2,518,414
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	2,425,000	2,481,885
The Goldman Sachs Group, Inc.
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031	7,010,000	7,238,848
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	2,410,000	2,501,282
		14,740,429
Commercial Services — 0.3%
ERAC USA Finance LLC, 4.60%, 05/01/2028(a)	6,410,000	6,493,877
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.
2.55%, 03/21/2031	3,235,000	2,954,181
5.25%, 04/02/2035	5,675,000	5,768,001
		8,722,182
Electric — 2.2%
Appalachian Power Co., 2.70%, 04/01/2031	6,185,000	5,659,061
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	510,000	493,883
Duke Energy Florida LLC, 5.88%, 11/15/2033	3,950,000	4,264,023
Duke Energy Indiana LLC, 5.25%, 03/01/2034	7,605,000	7,876,257
Entergy Arkansas LLC, 5.30%, 09/15/2033	5,810,000	6,050,792

		Par	Value
Entergy Louisiana LLC
2.35%, 06/15/2032		$5,485,000	$4,837,375
5.35%, 03/15/2034		11,650,000	12,107,482
Public Service Electric and Gas Co., 4.65%, 03/15/2033		5,200,000	5,229,595
			46,518,468
Electric Utilities — 0.6%
Duke Energy Corp., 5.00%, 12/08/2027		3,475,000	3,542,671
Virginia Electric and Power Co., 5.15%, 03/15/2035		3,620,000	3,683,211
Wisconsin Power and Light Co., 5.38%, 03/30/2034		6,350,000	6,546,383
			13,772,265
Ground Transportation — 0.1%
Union Pacific Corp, 5.10%, 02/20/2035		2,410,000	2,487,152
Health Care Equipment & Supplies — 0.3%
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030		6,725,000	7,111,780
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 4.95%, 03/03/2035		2,408,000	2,435,568
Multi-Utilities — 0.3%
Dominion Energy, Inc., 3.38%, 04/01/2030		6,090,000	5,875,861
Oil & Gas — 0.1%
Chevron USA, Inc., 4.98%, 04/15/2035		2,505,000	2,566,235
Oil, Gas & Consumable Fuels — 0.2%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030		4,851,000	4,795,455
Transportation — 0.3%
Canadian Pacific Railway Co., 5.20%, 03/30/2035		5,215,000	5,367,647
TOTAL CORPORATE BONDS (Cost $244,907,234)			247,881,151
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 5.9%
Brazil Letras do Tesouro Nacional, 14.99%, 01/01/2026(d)	BRL	319,435	58,261,517
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	427,896,000	68,790,089
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $123,989,012)			127,051,606

The accompanying notes are an integral part of these financial statements.

54

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
MEDIUM-TERM NOTES — 1.6%
BNP Paribas Issuance BV, 03/18/2026(a)(e)		$2,272,000	$2,234,739
BofA Finance LLC, 01/29/2026(f)		2,424,000	2,870,743
Citigroup Global Markets Holdings, Inc.
01/12/2026(g)		2,395,000	3,006,396
01/12/2026(h)	EUR	1,989,000	1,787,183
03/04/2026(i)	EUR	2,357,000	2,434,891
03/04/2026(j)	GBP	2,084,000	2,909,712
03/18/2026(j)	GBP	1,773,000	2,403,338
04/01/2026(k)		2,260,000	2,207,365
GS Finance Corp., 01/06/2026(l)		2,347,000	2,968,955
Morgan Stanley Finance LLC
01/29/2026(a)(m)	EUR	2,330,000	1,944,131
02/11/2026(a)(n)	GBP	1,924,000	2,881,967
02/11/2026(a)(m)	EUR	2,134,000	1,780,590
04/01/2026(a)(n)	GBP	1,763,000	2,322,958
Nomura International Funding Pte Ltd., 02/24/2026(a)(o)		1,801,000	1,998,119
TOTAL MEDIUM-TERM NOTES (Cost $33,806,434)			33,751,087
TOTAL INVESTMENTS — 95.5% (Cost $2,060,980,813)			$2,065,584,228
Other Assets in Excess of Liabilities — 4.5%			98,410,025
TOTAL NET ASSETS — 100.0%			$2,163,994,253

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)	Zero Coupon instrument. The rate shown is the annualized effective yield as of September 30, 2025.
(e)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic USD CMS 10Y10Y Rate from its initial underlying value to its final underlying value.

(f)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 5-Year U.S. Dollar SOFR ICE Swap Rate from its initial underlying value to its final underlying value.

(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SOFR CMS10 Rate from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS7 Rate from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR CMS5 Rate from its initial underlying value to its final underlying value.

(j)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SONIA CMS7 Rate from its initial underlying value to its final underlying value.

(k)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the Synthetic 10Y10Y SOFR CMS Rate from its initial underlying value to its final underlying value.

(l)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the 10-year U.S. Dollar SOFR ICE swap Rate from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

55

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
(m)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the EUR-EURIBOR ICE Swap Rate from its initial underlying value to its final underlying value.

(n)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the GBP-SONIA ICE Swap Rate from its initial underlying value to its final underlying value.

(o)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each of the 10Y USD SWAP Reference Rate and the 5Y USD SWAP Reference Rate (each, an “underlying”) from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

56

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS
December 31, 2025 (Continued)

Description	Contracts Purchased	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Euro-BOBL	874	03/06/2026	$119,310,676	$(458,837)
Euro-Bund	1,858	03/06/2026	278,551,521	(2,044,756)
U.S. Treasury 10 Year Notes	3,325	03/20/2026	373,854,688	(1,131,434)
U.S. Treasury 2 Year Notes	1,850	03/31/2026	386,259,765	169,515
U.S. Treasury Long Bonds	149	03/20/2026	17,223,469	(89,981)
				$(3,555,493)

Description	Contracts Sold	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Euro-Schatz	(2,094)	03/06/2026	$(262,795,868)	$248,006
U.S. Treasury 5 Year Note	(3,363)	03/31/2026	(367,591,666)	(7,970)
				$240,036
Net Unrealized Appreciation (Depreciation)				$(3,315,457)

There is $427,020 of variation margin due from the fund to the broker as of the date of this report.
The accompanying notes are an integral part of these financial statements.

57

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CURRENCY CONTRACTS
December 31, 2025 (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	02/03/2026	AUD	65,006,921	USD	42,688,001	$701,657
Barclays Capital, Inc.	03/03/2026	BRL	49,360,427	USD	8,741,000	141,189
Barclays Capital, Inc.	01/27/2026	INR	7,806,784,543	USD	88,183,231	(1,518,894)
Barclays Capital, Inc.	02/18/2026	JPY	8,448,172,923	USD	55,280,000	(1,114,661)
Goldman Sachs	01/05/2026	BRL	296,220,556	USD	53,097,540	889,751
Goldman Sachs	03/03/2026	BRL	86,364,804	USD	15,296,700	244,262
Goldman Sachs	03/03/2026	CAD	55,085,648	USD	39,620,244	621,182
Goldman Sachs	01/05/2026	USD	51,246,571	BRL	296,220,556	(2,740,720)
J.P. Morgan Securities, Inc.	03/03/2026	BRL	49,360,427	USD	8,741,000	141,189
J.P. Morgan Securities, Inc.	01/12/2026	GBP	1,763,000	USD	2,375,736	674
J.P. Morgan Securities, Inc.	02/03/2026	USD	10,206,000	BRL	55,079,741	242,653
J.P. Morgan Securities, Inc.	03/03/2026	USD	65,953,476	BRL	362,955,862	641,185
J.P. Morgan Securities, Inc.	02/27/2026	USD	63,813,589	CHF	51,050,033	(1,032,439)
J.P. Morgan Securities, Inc.	01/30/2026	USD	86,087,707	CNY	607,078,934	(911,280)
J.P. Morgan Securities, Inc.	01/12/2026	USD	2,314,602	EUR	1,989,000	(24,217)
J.P. Morgan Securities, Inc.	01/29/2026	USD	2,730,845	EUR	2,330,000	(11,260)
J.P. Morgan Securities, Inc.	02/11/2026	USD	2,479,405	EUR	2,134,000	(33,471)
J.P. Morgan Securities, Inc.	03/04/2026	USD	2,755,873	EUR	2,357,000	(22,188)
J.P. Morgan Securities, Inc.	02/11/2026	USD	2,535,938	GBP	1,924,000	(57,323)
J.P. Morgan Securities, Inc.	03/04/2026	USD	2,778,010	GBP	2,084,000	(30,712)
J.P. Morgan Securities, Inc.	03/18/2026	USD	2,380,120	GBP	1,773,000	(9,308)
J.P. Morgan Securities, Inc.	04/01/2026	USD	2,375,140	GBP	1,763,000	(672)
Net Unrealized Appreciation (Depreciation)						$(3,883,403)

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
INR - Indian Rupee
JPY - Japanese Yen
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

58

CARILLON REAMS UNCONSTRAINED BOND FUND
INFLATION AND INTEREST RATE SWAP CONTRACTS
December 31, 2025 (Continued)

Pay/ Receive Floating Rate	Floating Rate Index	Central Clearing Party	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation)
Receive	Euro Short-Term Rate Volume Weighted Trimmed Mean	LCH Ltd.	2.34%	Annually	12/24/2034	EUR	267,100,000	$8,335,751
Total Unrealized Appreciation (Depreciation)								$8,335,751

EUR - Euro
The accompanying notes are an integral part of these financial statements.

59

CARILLON REAMS UNCONSTRAINED BOND FUND
CREDIT DEFAULT SWAP CONTRACTS
BUY PROTECTION
December 31, 2025 (Continued)

Reference Obligation	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Buy Protection:
iTraxx Australia Series 44 Version 1 Index	(1.00%)	Quarterly	Baa2/BBB	12/20/2030	$97,210,000	$(1,582,751)	$(1,435,896)	$(146,855)
						$(1,582,751)	$(1,435,896)	$(146,855)

Carillon Reams Unconstrained Bond Fund
CREDIT DEFAULT SWAP CONTRACTS
SELL PROTECTION
December 31, 2025 (Continued)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount(b)	Value(c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX North American Investment Grade Index Series 45	1.00%	Quarterly	Baa2/BBB	12/20/2030	$97,210,000	$2,214,131	$2,056,794	$157,337
CDX North American High Yield Index Series 45	5.00%	Quarterly	B2/B	12/20/2030	118,120,000	9,166,452	8,597,115	569,337
						$11,380,583	$10,653,909	$726,674

*	Intercontinental Exchange is the central clearing party.
(a)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $87,101 of variation margin related to swap contracts due to the broker from the fund as of the date of this report
The accompanying notes are an integral part of these financial statements.

60

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
ASSETS
Investments - unaffiliated, at value(a)(b)	$20,590,680	$108,300,789	$44,334,379
Cash	722,628	5,753,127	840,257
Receivable for fund shares sold	18,406	41,560	106,360
Receivable for dividends and interest, net	15,810	59,108	81,747
Receivable for foreign tax reclaims	1,224	—	1,408
Prepaid expenses	44	359	375
Total assets	21,348,792	114,154,943	45,364,526
LIABILITIES
Payable for securities lending collateral received	—	862,785	—
Payable for fund shares redeemed	—	51,432	1,326,204
Accrued custody fees	1,164	2,785	1,794
Accrued investment advisory fees, net	6,027	33,600	25,264
Accrued administrative fees	1,846	9,617	4,022
Accrued distribution fees	15	131	12
Accrued shareholder servicing fees	1,312	10,433	2,697
Accrued professional fees	638	3,376	1,408
Accrued trustees fees	373	1,871	818
Accrued compliance fees	1,082	1,082	1,082
Other accrued expenses	10,061	14,874	14,307
Total liabilities	22,518	991,986	1,377,608
Contingent Liabilities (Note 4)
NET ASSETS	$21,326,274	$113,162,957	$43,986,918
Net Assets Consists of
Paid-in capital	$16,780,025	$89,897,273	$37,433,259
Total distributable earnings (loss)	4,546,249	23,265,684	6,553,659
Net assets	$21,326,274	$113,162,957	$43,986,918
Net assets, at market value
Class A	$13,565	$128,971	$10,763
Class C	13,896	161,395	10,985
Class I	21,286,593	111,764,155	43,944,324
Class R-6	12,220	1,108,436	20,846
NAV, offering and redemption price per share(c)
Class A	$16.68	$19.17	$12.33
Class A maximum offering price(d)	17.51	20.13	12.94
Class C	16.66	19.01	12.35
Class I	16.67	19.22	12.32
Class R-6	16.68	19.22	12.25

The accompanying notes are an integral part of the financial statements.

61

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Shares of beneficial interest outstanding
Class A	813	6,729	873
Class C	834	8,490	889
Class I	1,277,277	5,814,337	3,566,940
Class R-6	733	57,670	1,702
(a) Identified cost	$16,816,207	$84,195,356	$36,838,317
(b) Includes securities on loan, at value	$—	$838,149	$—
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.

62

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
ASSETS
Investments - unaffiliated, at value(a)(b)	$582,987,993	$877,349,863	$486,338,906	$5,270,638,058
Cash	3,508,577	16,584,134	6,883,143	42,237,193
Receivable for investments sold	—	179,911	—	—
Receivable for fund shares sold	359,452	980,698	181,337	5,995,596
Receivable for dividends and interest, net	63,311	1,818,980	232,022	1,272,431
Receivable for foreign tax reclaims	—	1,917,426	22,871	16,885
Prepaid expenses	2,296	2,515	2,975	35,553
Total assets	586,921,629	898,833,527	493,661,254	5,320,195,716
LIABILITIES
Payable for securities lending collateral received	—	330,750	—	30,142,759
Payable for investments purchased	—	288	—	—
Payable for fund shares redeemed	122,062	356,472	1,466,036	27,656,022
Accrued custody fees	2,712	31,224	2,817	25,562
Accrued investment advisory fees, net	251,159	479,605	209,077	2,387,470
Accrued administrative fees	49,912	75,017	43,832	464,754
Accrued distribution fees	60,583	7,282	64,518	141,465
Accrued shareholder servicing fees	37,636	70,310	34,681	162,892
Accrued professional fees	17,313	26,421	15,359	162,600
Accrued trustees fees	9,757	14,944	8,776	91,859
Accrued compliance fees	1,082	1,082	1,082	1,082
Other accrued expenses	42,481	62,527	42,937	326,541
Total liabilities	594,697	1,455,922	1,889,115	61,563,006
Contingent Liabilities (Note 4)
NET ASSETS	$586,326,932	$897,377,605	$491,772,139	$5,258,632,710
Net Assets Consists of
Paid-in capital	$180,044,456	$620,183,672	$307,283,483	$3,644,273,427
Total distributable earnings (loss)	406,282,476	277,193,933	184,488,656	1,614,359,283
Net assets	$586,326,932	$897,377,605	$491,772,139	$5,258,632,710
Net assets, at market value
Class A	$252,291,238	$27,911,133	$189,263,802	$521,779,649
Class C	8,112,637	1,755,317	24,732,883	28,685,642
Class I	324,253,162	843,285,858	263,181,834	1,480,831,832
Class R-6	1,669,895	24,425,297	14,593,620	3,227,335,587

The accompanying notes are an integral part of the financial statements.

63

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
NAV, offering and redemption price per share(c)
Class A	$64.53	$31.40	$19.17	$64.82
Class A maximum offering price(d)	67.75	32.97	20.13	68.05
Class C	32.60	30.80	18.01	46.03
Class I	70.81	31.73	19.09	70.98
Class R-6	69.35	31.38	19.04	72.03
Shares of beneficial interest outstanding
Class A	3,909,920	888,752	9,870,354	8,049,459
Class C	248,885	56,994	1,372,957	623,218
Class I	4,578,966	26,580,996	13,785,889	20,862,484
Class R-6	24,078	778,368	766,372	44,808,476
(a) Identified cost	$178,895,365	$584,278,412	$309,249,528	$3,647,175,629
(b) Includes securities on loan, at value	$—	$321,930	$—	$28,868,282
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.

64

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Chartwell Small Cap Fund	Carillon Chartwell Real Income Fund
ASSETS
Investments - unaffiliated, at value(a)(b)	$415,066,385	$3,199,453,322	$189,384,547	$257,568,184
Cash	3,020,591	16,575,481	7,487,806	3,596,507
Receivable for fund shares sold	101,272	3,238,811	13,300	135,048
Receivable for dividends and interest, net	75,433	2,366,411	100,797	1,187,650
Receivable for foreign tax reclaims	—	13,454	—	72,513
Prepaid expenses	2,215	15,208	1,170	887
Total assets	418,265,896	3,221,662,687	196,987,620	262,560,789
LIABILITIES
Payable for securities lending collateral received	—	10,169,881	7,686,926	1,755,075
Payable for fund shares redeemed	1,444,530	3,062,118	795,414	84,166
Accrued custody fees	3,210	15,041	2,000	2,869
Accrued investment advisory fees, net	217,526	1,888,945	105,175	68,571
Accrued administrative fees	36,390	277,797	17,529	22,290
Accrued distribution fees	32,299	22,948	3,991	68
Accrued shareholder servicing fees	34,015	233,577	18,475	18,421
Accrued professional fees	12,591	95,889	6,169	7,708
Accrued trustees fees	7,155	55,469	3,427	4,496
Accrued compliance fees	1,082	1,082	1,082	1,082
Other accrued expenses	48,691	190,513	27,445	29,173
Total liabilities	1,837,489	16,013,260	8,667,633	1,993,919
Contingent Liabilities (Note 4)
NET ASSETS	$416,428,407	$3,205,649,427	$188,319,987	$260,566,870
Net Assets Consists of
Paid-in capital	$283,930,043	$2,367,671,880	$140,883,355	$258,474,545
Total distributable earnings (loss)	132,498,364	837,977,547	47,436,632	2,092,325
Net assets	$416,428,407	$3,205,649,427	$188,319,987	$260,566,870
Net assets, at market value
Class A	$124,860,308	$34,702,889	$14,898,706	$297,660
Class C	5,735,256	17,798,442	860,831	11,873
Class I	168,172,514	2,691,887,632	168,656,862	259,894,205
Class R-6	117,660,329	461,260,464	3,903,588	363,132
NAV, offering and redemption price per share(c)
Class A	$21.06	$24.11	$20.79	$14.33
Class A maximum offering price(d)	22.11	25.31	21.83	14.89
Class C	2.68	23.09	19.34	14.34
Class I	25.44	24.30	21.26	14.33
Class R-6	26.71	24.26	21.45	14.35

The accompanying notes are an integral part of the financial statements.

65

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Chartwell Small Cap Fund	Carillon Chartwell Real Income Fund
Shares of beneficial interest outstanding
Class A	5,927,615	1,439,501	716,593	20,772
Class C	2,138,523	770,748	44,516	828
Class I	6,610,326	110,767,522	7,931,669	18,132,342
Class R-6	4,405,583	19,010,450	181,968	25,314
(a) Identified cost	$287,561,315	$2,400,902,877	$146,217,672	$244,036,103
(b) Includes securities on loan, at value	$—	$9,739,885	$7,474,115	$1,717,481
(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV except for Carillon Chartwell Real Income Fund which is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.

66

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Assets
Investments - unaffiliated, at value(a)	$279,851,174	$536,240,854	$2,321,572,990	$2,065,584,228
Unrealized appreciation - open forward contracts	—	—	1,572,099	3,623,742
Cash	14,917,816	12,820,555	40,239,606	56,221,201
Deposit at broker - open swap contracts	—	—	3,789,514	16,175,343
Deposit at broker - open futures contracts	—	—	—	10,794,359
Segregated cash - open forward contracts and/or TBA transactions	—	260,000	1,458,000	5,650,000
Receivable for investments sold	—	98,176,051	365,161,530	2,068,253
Receivable for fund shares sold	311,155	366,796	1,607,631	3,236,883
Receivable for dividends and interest, net	3,336,138	3,336,397	17,484,203	16,652,048
Prepaid expenses	1,254	2,259	8,621	7,909
Total assets	298,417,537	651,202,912	2,752,894,194	2,180,013,966
LIABILITIES
Unrealized depreciation - open forward contracts	—	—	1,358,038	7,507,145
Variation margin payable - open futures contracts	—	—	—	427,020
Variation margin payable - open swap contracts	—	—	17,148	87,101
Payable for investments purchased	—	177,834,043	707,852,189	5,691,302
Payable for fund shares redeemed	204,049	308,798	969,286	1,117,756
Accrued custody fees	1,373	4,557	17,272	29,302
Accrued investment advisory fees, net	54,832	62,112	415,363	590,420
Accrued administrative fees	25,206	40,443	174,103	183,831
Accrued distribution fees	279	4,312	6,945	14,786
Accrued shareholder servicing fees	11,749	34,386	129,948	156,684
Accrued professional fees	8,681	13,997	60,138	63,130
Accrued trustees fees	5,088	8,205	35,277	37,255
Accrued compliance fees	1,082	1,482	1,882	1,882
Other accrued expenses	25,762	53,772	131,308	112,099
Total liabilities	338,101	178,366,107	711,168,897	16,019,713
Contingent Liabilities (Note 4)
NET ASSETS	$298,079,436	$472,836,805	$2,041,725,297	$2,163,994,253
Net Assets Consists of
Paid-in capital	$296,796,732	$542,697,276	$2,191,062,075	$2,162,036,255
Total distributable earnings (loss)	1,282,704	(69,860,471)	(149,336,778)	1,957,998
Net assets	$298,079,436	$472,836,805	$2,041,725,297	$2,163,994,253

The accompanying notes are an integral part of the financial statements.

67

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Net assets, at market value
Class A	$13,940	$12,979,195	$18,783,582	$55,628,289
Class C	281,971	1,815,367	3,443,447	3,636,520
Class I	200,198,493	422,095,382	1,615,940,099	1,796,408,648
Class R-6	97,585,032	35,946,861	403,558,169	308,320,796
NAV, offering and redemption price per share(b)
Class A	$9.63	$10.89	$30.15	$12.58
Class A maximum offering price(c)	10.01	11.31	31.32	13.07
Class C	9.63	10.84	29.89	12.44
Class I	9.63	10.90	30.27	12.62
Class R-6	9.63	10.92	30.27	12.62
Shares of beneficial interest outstanding
Class A	1,447	1,191,466	623,023	4,420,209
Class C	29,270	167,409	115,187	292,244
Class I	20,795,119	38,723,408	53,385,988	142,347,613
Class R-6	10,128,815	3,291,622	13,329,779	24,437,051
(a) Identified cost	$275,650,516	$536,608,432	$2,319,674,240	$2,060,980,813
(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.
(c) The maximum offering price is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.

68

STATEMENTS OF OPERATIONS
January 1, 2025 to December 31, 2025

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
INVESTMENT INCOME
Dividends	$360,891	$338,686	$1,021,890
Less: foreign taxes withheld	(2,505)	—	(2,250)
Interest	12,842	106,641	36,111
Securities lending, net (Note 7)	357	4,161	220
Total investment income	371,585	449,488	1,055,971
EXPENSES
Investment advisory fees	138,855	440,067	478,490
Administrative fees:
Class A	12	46	10
Class C	12	58	10
Class I	21,328	72,645	59,632
Class R-6	11	219	158
Distribution and service fees:
Class A	29	114	26
Class C	119	581	105
Shareholder servicing fees:
Class A	—	46	—
Class C	—	42	—
Class I	20,455	72,561	59,535
Custodian fees	6,310	15,534	12,836
Professional fees	2,501	531,667	6,353
State registration fees	59,693	71,079	58,263
Trustees compensation	1,242	5,755	2,960
Compliance fees	3,235	3,235	3,235
Printing and mailing expense	20,792	123,371	24,724
Interest expense on line of credit	28	713	1,743
Other expenses	10,184	19,697	21,499
Total expenses before adjustments	284,806	1,357,430	729,579
Recovered fees previously waived by Manager	—	—	2
Fees and expenses waived	(92,397)	(662,200)	(101,580)
Total expenses after adjustments	192,409	695,230	628,001
Net investment income (loss)	179,176	(245,742)	427,970
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	2,954,130	128,757	7,547,754
Net realized gain (loss)	2,954,130	128,757	7,547,754
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(814,859)	17,409,870	(10,094,216)
Net gain (loss) on investments	2,139,271	17,538,627	(2,546,462)
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS	$2,318,447	$17,292,885	$(2,118,492)

The accompanying notes are an integral part of the financial statements.

69

STATEMENTS OF OPERATIONS
January 1, 2025 to December 31, 2025(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$3,240,569	$21,055,365	$11,364,827	$26,110,830
Less: foreign taxes withheld	—	(2,236,756)	(72,487)	(360,517)
Interest	57,006	613,364	373,846	1,095,406
Securities lending, net (Note 7)	22	167,377	39	46,311
Non-recurring income and associated expense amounts:
Foreign withholding tax claims and interest	—	2,440,696	—	—
Less: related expenses for withholding tax claims	—	(8,815)	—	—
Total investment income	3,297,597	22,031,231	11,666,225	26,892,030
EXPENSES
Investment advisory fees	2,758,229	4,850,690	2,501,450	29,733,720
Administrative fees:
Class A	226,929	23,453	198,236	557,900
Class C	8,314	1,423	28,228	41,288
Class I	284,817	648,935	286,549	1,756,596
Class R-6	513	19,144	12,522	3,440,960
Distribution and service fees:
Class A	567,324	58,632	495,591	1,394,749
Class C	83,141	14,231	282,284	412,884
Shareholder servicing fees:
Class A	179,132	24,543	171,042	825,811
Class C	5,202	905	21,169	37,098
Class I	202,343	593,512	224,992	1,638,920
Custodian fees	13,619	157,565	14,442	153,771
Professional fees	63,133	90,160	59,858	647,578
State registration fees	68,573	101,020	66,674	126,332
Trustees compensation	33,431	48,033	30,669	335,323
Compliance fees	3,235	3,235	3,235	3,235
Interest expense on line of credit	2,017	124	803	43,977
Other expenses	143,815	226,234	149,023	1,172,528
Total expenses before adjustments	4,643,767	6,861,839	4,546,767	42,322,670
Recovered fees previously waived by Manager	—	791	—	—
Fees and expenses waived	(167,881)	(214,519)	—	—
Total expenses after adjustments	4,475,886	6,648,111	4,546,767	42,322,670
Net investment income (loss)	(1,178,289)	15,383,120	7,119,458	(15,430,640)

The accompanying notes are an integral part of the financial statements.

70

STATEMENTS OF OPERATIONS
January 1, 2025 to December 31, 2025(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	$16,803,570	$4,176,454	$89,565,532	$731,294,639
Foreign currency transactions	—	(51,735)	—	—
Net realized gain (loss)	16,803,570	4,124,719	89,565,532	731,294,639
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	95,428,161	210,657,192	(34,902,915)	(445,159,241)
Net gain (loss) on investments	112,231,731	214,781,911	54,662,617	286,135,398
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS	$111,053,442	$230,165,031	$61,782,075	$270,704,758

The accompanying notes are an integral part of the financial statements.

71

STATEMENTS OF OPERATIONS
January 1, 2025 to December 31, 2025(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Chartwell Small Cap Fund	Carillon Chartwell Real Income Fund
INVESTMENT INCOME
Dividends	$2,303,791	$44,628,391	$886,875	$608,911
Less: foreign taxes withheld	(19,671)	(106,296)	(43)	(57,525)
Interest	104,631	447,940	234,501	11,321,957
Securities lending, net (Note 7)	29,565	135,687	17,619	54,321
Total investment income	2,418,316	45,105,722	1,138,952	11,927,664
EXPENSES
Investment advisory fees	2,521,461	22,638,421	1,327,415	837,323
Administrative fees:
Class A	125,837	33,775	13,726	131
Class C	6,558	18,260	935	11
Class I	169,955	2,603,713	203,497	251,719
Class R-6	117,894	435,455	3,077	170
Distribution and service fees:
Class A	314,592	84,437	34,316	328
Class C	65,578	182,599	9,351	112
Shareholder servicing fees:
Class A	191,836	41,356	12,367	166
Class C	5,784	19,849	724	—
Class I	160,648	2,703,713	195,463	211,235
Custodian fees	17,435	83,706	12,115	15,437
Professional fees	47,996	358,620	25,222	30,164
State registration fees	64,428	100,916	60,114	63,863
Trustees compensation	24,173	187,174	12,435	15,419
Compliance fees	3,235	3,235	3,234	3,235
Interest expense on line of credit	3,728	22,918	5,590	241
Other expenses	163,405	671,131	92,364	99,425
Total expenses before adjustments	4,004,543	30,189,278	2,011,945	1,528,979
Recovered fees previously waived by Manager	—	—	454	—
Fees and expenses waived	—	(967,594)	—	(69,375)
Total expenses after adjustments	4,004,543	29,221,684	2,012,399	1,459,604
Net investment income (loss)	(1,586,227)	15,884,038	(873,447)	10,468,060
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	44,457,245	366,082,552	79,089,261	15,267,410
Foreign currency translations	—	—	—	(9,455)
Net realized gain (loss)	44,457,245	366,082,552	79,089,261	15,257,955
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,315,800	58,736,867	(52,142,493)	5,747,839
Net gain (loss) on investments	45,773,045	424,819,419	26,946,768	21,005,794
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS	$44,186,818	$440,703,457	$26,073,321	$31,473,854

The accompanying notes are an integral part of the financial statements.

72

STATEMENTS OF OPERATIONS
January 1, 2025 to December 31, 2025(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
INVESTMENT INCOME
Interest	$15,886,972	$23,344,171	$91,120,957	$91,638,145
Securities lending, net (Note 7)	1,807	1,377	7,362	28,049
Total investment income	15,888,779	23,345,548	91,128,319	91,666,194
EXPENSES
Investment advisory fees	839,590	1,705,115	7,576,374	9,255,472
Administrative fees:
Class A	11	18,363	20,134	37,874
Class C	170	1,942	3,818	2,635
Class I	243,766	432,207	1,522,434	1,524,896
Class R-6	35,916	34,664	347,708	285,690
Distribution and service fees:
Class A	28	45,908	50,335	94,684
Class C	1,701	19,413	38,177	26,350
Shareholder servicing fees:
Class A	—	24,847	24,823	48,982
Class C	74	1,583	3,450	2,076
Class I	173,658	405,275	1,455,918	1,510,101
Custodian fees	7,829	24,608	100,675	138,597
Professional fees	33,740	55,942	224,519	226,953
State registration fees	64,761	70,572	115,411	193,691
Trustees compensation	17,394	29,592	119,833	121,339
Compliance fees	3,235	4,335	6,035	6,235
Other expenses	89,322	183,642	456,975	386,079
Total expenses before adjustments	1,511,195	3,058,008	12,066,619	13,861,654
Fees and expenses waived	(174,003)	(824,908)	(2,823,563)	(2,814,393)
Total expenses after adjustments	1,337,192	2,233,100	9,243,056	11,047,261
Net investment income (loss)	14,551,587	21,112,448	81,885,263	80,618,933
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	408,869	3,829,606	14,724,461	40,780,040
Foreign currency translations	—	—	167,352	(8,194,644)
Written options	—	—	977,689	6,241,658
Swap contracts - credit default	—	—	14,004,827	14,888,482
Swap contracts - inflation and interest rates	—	—	(1,861,579)	6,479,906
Futures contracts	—	—	1,104,256	2,777,269
Forward contracts	—	—	(7,000,359)	3,428,528
Net realized gain (loss)	408,869	3,829,606	22,116,647	66,401,239

The accompanying notes are an integral part of the financial statements.

73

STATEMENTS OF OPERATIONS
January 1, 2025 to December 31, 2025(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	$4,002,752	$10,846,191	$52,691,534	$37,714,340
Swap contracts - credit default	—	—	146,437	469,806
Swap contracts - inflation and interest rates	—	—	—	4,514,943
Futures contracts	—	—	—	8,160,153
Forward contracts	—	—	(780,073)	(17,243,041)
Net change in unrealized appreciation (depreciation)	4,002,752	10,846,191	52,057,898	33,616,201
Net gain (loss) on investments	4,411,621	14,675,797	74,174,545	100,017,440
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS	$18,963,208	$35,788,245	$156,059,808	$180,636,373

The accompanying notes are an integral part of the financial statements.

74

STATEMENTS OF CHANGES IN NET ASSETS

	Carillon Chartwell Mid Cap Value Fund		Carillon Chartwell Small Cap Growth Fund		Carillon Chartwell Small Cap Value Fund
	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24
Net assets, beginning of period	$23,147,689	$23,787,319	$31,472,415	$16,724,557	$76,297,764	$143,320,162
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	179,176	250,186	(245,742)	(80,403)	427,970	806,289
Net realized gain (loss)	2,954,130	2,343,405	128,757	3,414,308	7,547,754	23,669,865
Net change in unrealized appreciation (depreciation)	(814,859)	18,300	17,409,870	2,431,216	(10,094,216)	(15,244,971)
Net increase (decrease) in net assets resulting from operations	2,318,447	2,611,891	17,292,885	5,765,121	(2,118,492)	9,231,183
Distributions to shareholders from earnings	(2,458,946)	(2,827,513)	(976,157)	(1,890,643)	(8,564,305)	(25,752,198)
FUND SHARE TRANSACTIONS
Proceeds from shares sold-Class A	1,707	9,673	106,589	30,580	—	9,675
Issued as reinvestment of distributions-Class A	1,493	1,218	1,116	1,952	1,938	3,176
Cost of shares redeemed-Class A	(15)	—	(16,060)	—	—	—
Proceeds from shares sold-Class C	1,792	10,000	138,525	10,000	—	10,000
Issued as reinvestment of distributions-Class C	1,453	1,199	1,397	653	1,908	3,211
Cost of shares redeemed-Class C	(15)	—	—	—	—	—
Proceeds from shares sold-Class I	1,303,524	5,892,362	89,257,601	11,964,680	11,732,666	22,370,713
Issued as reinvestment of distributions-Class I	2,454,612	2,823,805	963,972	1,887,293	6,986,025	18,830,493
Cost of shares redeemed-Class I	(5,446,856)	(9,173,556)	(26,147,580)	(3,032,523)	(40,127,294)	(92,071,483)
Proceeds from shares sold-Class R-6	—	10,000	1,064,647	10,000	43,139	339,520
Issued as reinvestment of distributions-Class R-6	1,389	1,291	9,274	745	2,332	3,312
Cost of shares redeemed-Class R-6	—	—	(5,667)	—	(268,763)	—
Net increase (decrease) from fund share transactions	(1,680,916)	(424,008)	65,373,814	10,873,380	(21,628,049)	(50,501,383)
Increase (decrease) in net assets	(1,821,415)	(639,630)	81,690,542	14,747,858	(32,310,846)	(67,022,398)
Net assets, end of period	$21,326,274	$23,147,689	$113,162,957	$31,472,415	$43,986,918	$76,297,764
SHARES ISSUED AND REDEEMED
Shares sold-Class A	98	554	5,637	1,869	—	508
Issued as reinvestment of distributions-Class A	89	73	57	116	154	211
Shares redeemed-Class A	(1)	—	(950)	—	—	—
Shares sold-Class C	104	573	7,705	674	—	525
Issued as reinvestment of distributions-Class C	86	72	72	39	151	213
Shares redeemed-Class C	(1)	—	—	—	—	—
Shares sold-Class I	77,464	331,391	5,468,313	668,865	829,568	1,133,584
Issued as reinvestment of distributions-Class I	145,501	168,888	49,333	112,205	557,099	1,252,860
Shares redeemed-Class I	(322,587)	(515,355)	(1,563,010)	(186,721)	(2,854,533)	(4,788,967)
Shares sold-Class R-6	—	574	56,776	674	2,812	17,032
Issued as reinvestment of distributions-Class R-6	82	77	475	44	187	220
Shares redeemed-Class R-6	—	—	(299)	—	(18,549)	—
Shares issued and redeemed	(99,165)	(13,153)	4,024,109	597,765	(1,483,111)	(2,383,814)

The accompanying notes are an integral part of the financial statements.

75

STATEMENTS OF CHANGES IN NET ASSETS
 (Continued)

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Eagle Growth & Income Fund
	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24
Net assets, beginning of period	$482,811,612	$402,832,954	$523,547,019	$369,437,330	$557,137,117	$610,687,012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	(1,178,289)	(1,041,964)	15,383,120	9,761,396	7,119,458	9,141,241
Net realized gain (loss)	16,803,570	61,449,641	4,124,719	17,883,986	89,565,532	74,792,781
Net change in unrealized appreciation (depreciation)	95,428,161	76,494,838	210,657,192	26,467,315	(34,902,915)	2,698,299
Net increase (decrease) in net assets resulting from operations	111,053,442	136,902,515	230,165,031	54,112,697	61,782,075	86,632,321
Distributions to shareholders from earnings	(23,198,687)	(55,383,942)	(26,151,260)	(19,353,072)	(85,728,260)	(85,354,084)
FUND SHARE TRANSACTIONS
Proceeds from shares sold-Class A	8,167,826	7,046,930	4,049,888	16,435,750	11,516,167	16,676,239
Issued as reinvestment of distributions-Class A	9,526,668	24,342,160	742,808	740,856	28,735,617	26,680,476
Cost of shares redeemed-Class A	(25,129,704)	(26,017,017)	(3,907,280)	(1,002,235)	(46,884,178)	(43,791,706)
Proceeds from shares sold-Class C	1,189,645	2,316,681	492,259	63,157	2,257,337	1,714,385
Issued as reinvestment of distributions-Class C	320,401	1,031,098	38,270	33,149	3,884,360	4,161,509
Cost of shares redeemed-Class C	(3,804,384)	(3,414,227)	(410,338)	(166,286)	(11,584,484)	(14,775,849)
Proceeds from shares sold-Class I	65,529,091	40,885,009	274,410,911	178,078,015	29,187,951	30,947,516
Issued as reinvestment of distributions-Class I	12,786,565	28,512,313	24,569,211	18,204,621	38,401,458	38,848,238
Cost of shares redeemed-Class I	(54,323,496)	(74,463,169)	(139,098,125)	(77,366,258)	(103,516,144)	(110,729,640)
Proceeds from shares sold-Class R-3	—	2,104	—	259,988	—	29,370
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Cost of shares redeemed-Class R-3	—	(316,144)	—	(15,847,793)	—	(1,332,815)
Proceeds from shares sold-Class R-5	—	193,649	—	365	—	190,614
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Cost of shares redeemed-Class R-5	—	(1,588,069)	—	(48,939)	—	(3,195,938)
Proceeds from shares sold-Class R-6	1,677,905	436,231	13,558,122	1,993,914	8,297,711	1,897,893
Issued as reinvestment of distributions-Class R-6	66,048	25,005	732,309	376,078	2,390,192	1,296,004
Cost of shares redeemed-Class R-6	(346,000)	(501,067)	(5,361,220)	(2,367,973)	(4,104,780)	(3,303,834)
Proceeds from shares sold-Class Y	—	833	—	158	—	314
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Cost of shares redeemed-Class Y	—	(32,235)	—	(36,503)	—	(140,908)
Net increase (decrease) from fund share transactions	15,660,565	(1,539,915)	169,816,815	119,350,064	(41,418,793)	(54,828,132)
Increase (decrease) in net assets	103,515,320	79,978,658	373,830,586	154,109,689	(65,364,978)	(53,549,895)
Net assets, end of period	$586,326,932	$482,811,612	$897,377,605	$523,547,019	$491,772,139	$557,137,117

The accompanying notes are an integral part of the financial statements.

76

STATEMENTS OF CHANGES IN NET ASSETS
 (Continued)

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Eagle Growth & Income Fund
	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24
SHARES ISSUED AND REDEEMED
Shares sold-Class A	133,224	132,843	151,113	660,966	555,153	773,041
Issued as reinvestment of distributions-Class A	145,268	441,781	23,604	31,837	1,472,513	1,303,640
Shares redeemed-Class A	(436,745)	(484,493)	(147,496)	(42,146)	(2,234,791)	(1,982,186)
Shares sold-Class C	39,361	87,344	17,841	2,837	115,739	83,796
Issued as reinvestment of distributions-Class C	9,671	36,772	1,240	1,450	212,409	216,861
Shares redeemed-Class C	(128,652)	(126,100)	(15,421)	(7,301)	(585,143)	(719,144)
Shares sold-Class I	1,041,477	698,695	9,908,591	7,388,484	1,412,286	1,429,901
Issued as reinvestment of distributions-Class I	177,665	472,841	772,860	775,331	1,974,805	1,903,993
Shares redeemed-Class I	(847,080)	(1,255,048)	(5,094,085)	(3,217,516)	(5,009,506)	(5,076,475)
Shares sold-Class R-3	—	47	—	12,238	—	1,417
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Shares redeemed-Class R-3	—	(6,702)	—	(707,481)	—	(62,683)
Shares sold-Class R-5	—	3,839	—	17	—	9,174
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Shares redeemed-Class R-5	—	(28,606)	—	(2,187)	—	(149,794)
Shares sold-Class R-6	24,289	7,907	524,940	83,301	391,590	85,364
Issued as reinvestment of distributions-Class R-6	937	424	23,292	16,189	123,312	63,638
Shares redeemed-Class R-6	(5,243)	(9,332)	(196,202)	(100,093)	(204,654)	(148,940)
Shares sold-Class Y	—	15	—	7	—	15
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Shares redeemed-Class Y	—	(584)	—	(1,626)	—	(6,657)
Shares issued and redeemed	154,172	(28,357)	5,970,277	4,894,307	(1,776,287)	(2,275,039)

The accompanying notes are an integral part of the financial statements.

77

STATEMENTS OF CHANGES IN NET ASSETS
 (Continued)

	Carillon Eagle Mid Cap Growth Fund		Carillon Eagle Small Cap Growth Fund		Carillon Scout Mid Cap Fund
	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24
Net assets, beginning of period	$6,235,415,155	$6,459,078,781	$456,155,390	$589,513,089	$3,060,842,861	$3,338,735,849
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	(15,430,640)	(13,486,463)	(1,586,227)	(672,011)	15,884,038	15,483,790
Net realized gain (loss) on investments	731,294,639	753,284,648	44,457,245	93,107,928	366,082,552	574,107,301
Net change in unrealized appreciation (depreciation)	(445,159,241)	44,686,695	1,315,800	(21,178,234)	58,736,867	81,611,525
Net increase (decrease) in net assets resulting from operations	270,704,758	784,484,880	44,186,818	71,257,683	440,703,457	671,202,616
Distributions to shareholders from earnings	(648,675,397)	(723,838,312)	(32,682,850)	(86,926,791)	(303,944,790)	(426,629,934)
FUND SHARE TRANSACTIONS
Proceeds from shares sold-Class A	71,284,702	55,458,515	8,160,190	12,067,818	6,821,844	9,640,795
Issued as reinvestment of distributions-Class A	60,216,933	63,140,453	9,037,452	23,616,957	2,654,016	3,740,170
Cost of shares redeemed-Class A	(152,418,934)	(158,871,345)	(33,105,063)	(36,635,577)	(10,842,528)	(6,755,824)
Proceeds from shares sold-Class C	2,185,818	2,173,142	227,927	417,146	1,540,122	592,888
Issued as reinvestment of distributions-Class C	3,485,184	6,317,175	443,141	1,456,023	1,420,702	2,314,401
Cost of shares redeemed-Class C	(30,479,557)	(24,118,451)	(2,990,398)	(4,443,123)	(4,866,588)	(4,521,694)
Proceeds from shares sold-Class I	231,676,152	1,195,176,265	18,437,809	63,600,884	361,147,927	235,859,337
Issued as reinvestment of distributions-Class I	170,828,771	227,124,870	12,349,526	33,431,751	241,704,735	342,258,462
Cost of shares redeemed- Class I	(888,418,707)	(605,462,217)	(48,629,664)	(113,048,280)	(620,195,075)	(1,121,630,529)
Proceeds from shares sold-Class R-3	—	1,556,084	—	309,935	—	56,372
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Cost of shares redeemed-Class R-3	—	(45,652,492)	—	(17,960,064)	—	(3,388,657)
Proceeds from shares sold-Class R-5	—	10,481,618	—	466,667	—	246,440
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Cost of shares redeemed-Class R-5	—	(945,699,847)	—	(19,470,152)	—	(3,974,024)
Proceeds from shares sold-Class R-6	471,703,793	435,046,302	21,088,699	40,461,826	88,273,734	110,256,851
Issued as reinvestment of distributions-Class R-6	389,133,979	400,453,090	8,560,615	21,634,569	31,312,496	40,872,914

The accompanying notes are an integral part of the financial statements.

78

STATEMENTS OF CHANGES IN NET ASSETS
 (Continued)

	Carillon Eagle Mid Cap Growth Fund		Carillon Eagle Small Cap Growth Fund		Carillon Scout Mid Cap Fund
	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24
Cost of shares redeemed-Class R-6	(928,009,940)	(899,452,689)	(44,811,185)	(123,580,584)	(90,923,486)	(124,981,019)
Proceeds from shares sold-Class Y	—	231,779	—	—	—	107,576
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Cost of shares redeemed-Class Y	—	(2,212,446)	—	(14,387)	—	(3,160,129)
Net increase (decrease) from fund share transactions	(598,811,806)	(284,310,194)	(51,230,951)	(117,688,591)	8,047,899	(522,465,670)
Increase (decrease) in net assets	(976,782,445)	(223,663,626)	(39,726,983)	(133,357,699)	144,806,566	(277,892,988)
Net assets, end of period	$5,258,632,710	$6,235,415,155	$416,428,407	$456,155,390	$3,205,649,427	$3,060,842,861
SHARES ISSUED AND REDEEMED
Shares sold-Class A	1,015,167	745,929	391,226	515,759	282,199	403,110
Issued as reinvestment of distributions-Class A	908,112	891,185	418,788	1,151,485	108,371	162,545
Shares redeemed-Class A	(2,138,085)	(2,138,972)	(1,594,496)	(1,524,723)	(457,639)	(282,165)
Shares sold-Class C	45,126	40,764	86,849	139,319	66,559	25,890
Issued as reinvestment of distributions-Class C	74,011	124,698	161,143	553,621	60,558	104,440
Shares redeemed-Class C	(598,132)	(450,308)	(1,125,391)	(1,448,997)	(208,252)	(195,744)
Shares sold-Class I	2,973,362	14,537,242	755,941	2,208,151	14,743,267	9,663,193
Issued as reinvestment of distributions-Class I	2,352,689	2,936,706	473,888	1,353,512	9,789,580	14,752,520
Shares redeemed-Class I	(11,395,032)	(7,422,734)	(1,940,415)	(3,970,713)	(25,684,924)	(46,355,582)
Shares sold-Class R-3	—	23,114	—	16,021	—	2,575
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Shares redeemed-Class R-3	—	(634,647)	—	(863,468)	—	(148,863)
Shares sold-Class R-5	—	134,916	—	17,285	—	11,178
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Shares redeemed-Class R-5	—	(11,539,373)	—	(668,189)	—	(168,360)
Shares sold-Class R-6	5,893,432	5,251,310	803,756	1,321,835	3,594,280	4,479,621
Issued as reinvestment of distributions-Class R-6	5,282,123	5,107,169	312,888	835,312	1,270,284	1,764,806
Shares redeemed-Class R-6	(11,618,494)	(10,889,468)	(1,746,876)	(4,031,638)	(3,727,120)	(5,180,842)
Shares sold-Class Y	—	3,058	—	—	—	4,892
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Shares redeemed-Class Y	—	(27,327)	—	(520)	—	(134,904)
Shares issued and redeemed	(7,205,721)	(3,306,738)	(3,002,699)	(4,395,948)	(162,837)	(21,091,690)

The accompanying notes are an integral part of the financial statements.

79

STATEMENTS OF CHANGES IN NET ASSETS
 (Continued)

	Carillon Chartwell Small Cap Fund		Carillon Chartwell Real Income Fund		Carillon Chartwell Short Duration High Yield Fund
	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24
Net assets, beginning of period	$253,714,160	$260,847,291	$249,066,040	$307,897,758	$269,408,268	$247,271,669
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	(873,447)	(895,042)	10,468,060	10,915,488	14,551,587	12,997,391
Net realized gain (loss) on investments	79,089,261	51,315,234	15,257,955	(7,850,346)	408,869	(394,729)
Net change in unrealized appreciation (depreciation)	(52,142,493)	(1,339,637)	5,747,839	16,081,041	4,002,752	1,552,207
Net increase (decrease) in net assets resulting from operations	26,073,321	49,080,555	31,473,854	19,146,183	18,963,208	14,154,869
Distributions to shareholders from earnings	(75,968,896)	(25,468,493)	(10,415,231)	(10,845,271)	(14,594,500)	(12,957,796)
FUND SHARE TRANSACTIONS
Proceeds from shares sold-Class A	464,643	965,971	248,962	48,788	3,002	9,781
Issued as reinvestment of distributions-Class A	5,542,638	1,448,767	5,544	545	549	364
Cost of shares redeemed-Class A	(1,648,767)	(2,262,786)	(18,443)	(125)	(10)	—
Proceeds from shares sold-Class C	100,983	58,098	—	10,000	435,263	10,000
Issued as reinvestment of distributions-Class C	330,138	108,091	358	237	7,458	319
Cost of shares redeemed-Class C	(425,428)	(550,036)	—	—	(172,608)	—
Proceeds from shares sold-Class I	7,132,320	19,537,316	31,160,537	9,769,186	47,010,878	52,158,109
Issued as reinvestment of distributions-Class I	67,663,128	23,371,355	10,119,049	10,538,786	12,391,744	12,883,528
Cost of shares redeemed- Class I	(96,619,978)	(67,105,360)	(51,409,148)	(87,510,365)	(132,600,433)	(44,132,972)
Proceeds from shares sold-Class R-3	—	50	—	—	—	—
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Cost of shares redeemed-Class R-3	—	(26,924)	—	—	—	—
Proceeds from shares sold-Class R-5	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Cost of shares redeemed-Class R-5	—	(22,495)	—	—	—	—
Proceeds from shares sold-Class R-6	1,299,297	768,075	332,968	10,000	95,118,582	10,000
Issued as reinvestment of distributions-Class R-6	1,458,762	289,006	7,260	318	2,108,035	397

The accompanying notes are an integral part of the financial statements.

80

STATEMENTS OF CHANGES IN NET ASSETS
 (Continued)

	Carillon Chartwell Small Cap Fund		Carillon Chartwell Real Income Fund		Carillon Chartwell Short Duration High Yield Fund
	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24
Cost of shares redeemed-Class R-6	(796,334)	(7,223,660)	(4,880)	—	—	—
Proceeds from shares sold-Class Y	—	—	—	—	—	—
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Cost of shares redeemed-Class Y	—	(100,661)	—	—	—	—
Net increase (decrease) from fund share transactions	(15,498,598)	(30,745,193)	(9,557,793)	(67,132,630)	24,302,460	20,939,526
Increase (decrease) in net assets	(65,394,173)	(7,133,131)	11,500,830	(58,831,718)	28,671,168	22,136,599
Net assets, end of period	$188,319,987	$253,714,160	$260,566,870	$249,066,040	$298,079,436	$269,408,268
SHARES ISSUED AND REDEEMED
Shares sold-Class A	15,660	32,752	17,995	3,681	312	1,041
Issued as reinvestment of distributions-Class A	261,940	50,304	398	41	57	38
Shares redeemed-Class A	(58,494)	(77,151)	(1,334)	(9)	(1)	—
Shares sold-Class C	3,773	2,112	—	784	45,340	1,063
Issued as reinvestment of distributions-Class C	16,776	4,005	26	18	776	34
Shares redeemed-Class C	(16,246)	(19,614)	—	—	(17,943)	—
Shares sold-Class I	260,224	664,384	2,278,865	750,060	4,915,159	5,496,275
Issued as reinvestment of distributions-Class I	3,126,762	795,485	735,483	812,498	1,295,782	1,361,348
Shares redeemed-Class I	(3,480,564)	(2,229,571)	(3,756,783)	(6,743,403)	(13,835,450)	(4,658,789)
Shares sold-Class R-3	—	2	—	—	—	—
Issued as reinvestment of distributions-Class R-3	—	—	—	—	—	—
Shares redeemed-Class R-3	—	(994)	—	—	—	—
Shares sold-Class R-5	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-5	—	—	—	—	—	—
Shares redeemed-Class R-5	—	(798)	—	—	—	—
Shares sold-Class R-6	43,048	25,766	24,336	784	9,907,648	1,064
Issued as reinvestment of distributions-Class R-6	66,824	9,757	517	24	220,061	42
Shares redeemed-Class R-6	(28,040)	(271,609)	(347)	—	—	—
Shares sold-Class Y	—	—	—	—	—	—
Issued as reinvestment of distributions-Class Y	—	—	—	—	—	—
Shares redeemed-Class Y	—	(3,631)	—	—	—	—
Shares issued and redeemed	211,663	(1,018,801)	(700,844)	(5,175,522)	2,531,741	2,202,116

The accompanying notes are an integral part of the financial statements.

81

STATEMENTS OF CHANGES IN NET ASSETS
 (Continued)

	Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund
	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24
Net assets, beginning of period	$478,833,780	$508,050,629	$1,773,306,819	$1,594,291,018	$1,627,891,171	$1,430,170,678
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	21,112,448	20,776,954	81,885,263	73,212,713	80,618,933	64,101,451
Net realized gain (loss) on investments	3,829,606	(2,629,550)	22,116,647	7,024,767	66,401,239	50,104,557
Net change in unrealized appreciation (depreciation)	10,846,191	(11,608,485)	52,057,898	(63,495,903)	33,616,201	(54,861,196)
Net increase (decrease) in net assets resulting from operations	35,788,245	6,538,919	156,059,808	16,741,577	180,636,373	59,344,812
Distributions to shareholders from earnings	(21,237,953)	(20,896,764)	(83,818,466)	(76,827,898)	(126,036,415)	(75,076,447)
FUND SHARE TRANSACTIONS
Proceeds from shares sold-Class A	1,830,791	56,305,854	4,088,726	39,043,231	32,400,616	89,213,083
Issued as reinvestment of distributions-Class A	644,286	1,390,589	737,250	893,143	2,690,126	1,468,859
Cost of shares redeemed-Class A	(20,502,377)	(30,156,280)	(8,466,802)	(22,430,624)	(13,054,393)	(63,114,081)
Proceeds from shares sold-Class C	347,977	26,975	584,146	601,998	1,740,209	1,359,887
Issued as reinvestment of distributions-Class C	65,072	89,638	87,181	88,667	140,431	66,964
Cost of shares redeemed-Class C	(659,850)	(1,627,423)	(1,575,682)	(836,263)	(435,794)	(485,677)
Proceeds from shares sold- Class I	104,188,556	116,092,834	545,025,661	573,465,390	753,480,316	605,169,260
Issued as reinvestment of distributions-Class I	18,834,382	18,310,724	58,241,792	56,193,941	101,828,269	58,799,518
Cost of shares redeemed- Class I	(143,059,145)	(124,007,002)	(479,163,613)	(646,165,407)	(427,254,890)	(605,786,012)
Proceeds from shares sold-Class R-3	—	16,961	—	11,623	—	—
Issued as reinvestment of distributions-Class R-3	—	2,235	—	1,392	—	99
Cost of shares redeemed-Class R-3	—	(416,520)	—	(217,670)	—	(11,861)
Proceeds from shares sold-Class R-5	—	13,346	—	1,791	—	93,055
Issued as reinvestment of distributions-Class R-5	—	3,483	—	446	—	9,023
Cost of shares redeemed-Class R-5	—	(652,132)	—	(63,068)	—	(1,113,249)
Proceeds from shares sold-Class R-6	35,469,873	5,501,988	114,052,556	294,315,512	68,193,482	189,616,987
Issued as reinvestment of distributions-Class R-6	1,371,818	700,156	15,161,692	8,072,850	5,925,868	3,635,870
Cost of shares redeemed-Class R-6	(19,078,650)	(4,692,875)	(52,595,771)	(32,994,496)	(44,151,116)	(23,826,452)

The accompanying notes are an integral part of the financial statements.

82

STATEMENTS OF CHANGES IN NET ASSETS
 (Continued)

	Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund
	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24	1/1/25 to 12/31/25	1/1/24 to 12/31/24
Proceeds from shares sold-Class Y	—	1,424,075	—	2,308,567	—	35,789,759
Issued as reinvestment of distributions-Class Y	—	300,272	—	211,690	—	337,438
Cost of shares redeemed-Class Y	—	(53,485,902)	—	(33,400,591)	—	(77,770,342)
Net increase (decrease) from fund share transactions	(20,547,267)	(14,859,004)	196,177,136	239,102,122	481,503,124	213,452,128
Increase (decrease) in net assets	(5,996,975)	(29,216,849)	268,418,478	179,015,801	536,103,082	197,720,493
Net assets, end of period	$472,836,805	$478,833,780	$2,041,725,297	$1,773,306,819	$2,163,994,253	$1,627,891,171
SHARES ISSUED AND REDEEMED
Shares sold-Class A	170,755	5,265,136	137,753	1,325,661	2,525,498	7,329,427
Issued as reinvestment of distributions-Class A	59,800	130,267	24,718	30,393	213,430	120,181
Shares redeemed-Class A	(1,920,643)	(2,789,161)	(285,467)	(762,644)	(1,034,383)	(5,207,741)
Shares sold-Class C	32,292	2,497	19,892	20,544	137,983	111,736
Issued as reinvestment of distributions-Class C	6,058	8,410	2,944	3,031	11,276	5,519
Shares redeemed-Class C	(61,682)	(152,463)	(53,462)	(28,538)	(34,947)	(40,306)
Shares sold-Class I	9,666,664	10,791,814	18,236,718	19,244,459	59,196,425	49,252,744
Issued as reinvestment of distributions-Class I	1,743,565	1,708,651	1,942,280	1,899,001	8,053,762	4,794,061
Shares redeemed-Class I	(13,255,357)	(11,574,994)	(16,036,036)	(21,852,083)	(33,782,179)	(49,628,483)
Shares sold-Class R-3	—	1,577	—	393	—	—
Issued as reinvestment of distributions-Class R-3	—	208	—	47	—	8
Shares redeemed-Class R-3	—	(38,929)	—	(7,400)	—	(978)
Shares sold-Class R-5	—	1,239	—	60	—	7,636
Issued as reinvestment of distributions-Class R-5	—	322	—	15	—	737
Shares redeemed-Class R-5	—	(60,900)	—	(2,134)	—	(91,437)
Shares sold-Class R-6	3,288,900	511,961	3,784,122	9,917,914	5,344,021	15,529,268
Issued as reinvestment of distributions-Class R-6	126,696	65,222	505,327	272,106	468,796	296,435
Shares redeemed-Class R-6	(1,751,634)	(438,254)	(1,761,394)	(1,106,109)	(3,468,908)	(1,946,904)
Shares sold-Class Y	—	132,460	—	78,023	—	2,941,789
Issued as reinvestment of distributions-Class Y	—	27,903	—	7,114	—	27,456
Shares redeemed-Class Y	—	(4,997,104)	—	(1,132,955)	—	(6,361,397)
Shares issued and redeemed	(1,894,586)	(1,404,138)	6,517,395	7,906,898	37,630,774	17,139,751

The accompanying notes are an integral part of the financial statements.

83

Financial Highlights

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Mid Cap Value Fund
Class A*
01/01/25	12/31/25	$16.80	$0.09	$1.85	$1.94	$(0.10)	$(1.96)	$(2.06)	$16.68	1.20	1.48	0.54	47	11.39	0
04/26/24	12/31/24	17.44	0.10	1.46	1.56	(0.14)	(2.06)	(2.20)	16.80	1.20	1.59	0.80	51	8.97	0
Class C*
01/01/25	12/31/25	16.81	(0.04)	1.83	1.79	—	(1.94)	(1.94)	16.66	1.95	2.23	(0.21)	47	10.52	0
04/26/24	12/31/24	17.44	0.01	1.46	1.47	(0.05)	(2.05)	(2.10)	16.81	1.95	2.34	0.05	51	8.43	0
Class I*
01/01/25	12/31/25	16.79	0.14	1.86	2.00	(0.16)	(1.96)	(2.12)	16.67	0.90	1.33	0.84	47	11.76	21
01/01/24	12/31/24	17.09	0.18	1.77	1.95	(0.19)	(2.06)	(2.25)	16.79	0.90	1.35	1.02	51	11.45	23
01/01/23	12/31/23	16.50	0.07	1.07	1.14	(0.13)	(0.42)	(0.55)	17.09	0.90	1.49	0.40	33	6.90	24
01/01/22	12/31/22	18.88	0.19	(2.38)	(2.19)	(0.18)	(0.01)	(0.19)	16.50	0.90	1.29	1.15	27	(11.63)	41
01/01/21	12/31/21	14.92	0.11	3.96	4.07	(0.11)	—	(0.11)	18.88	0.90	1.29	0.68	15	27.30	38
Class R-6*
01/01/25	12/31/25	16.79	0.16	1.86	2.02	(0.17)	(1.96)	(2.13)	16.68	0.80	1.23	0.94	47	11.91	0
04/26/24	12/31/24	17.44	0.15	1.45	1.60	(0.19)	(2.06)	(2.25)	16.79	0.80	1.34	1.20	51	9.23	0
Carillon Chartwell Small Cap Growth Fund
Class A*
01/01/25	12/31/25	16.89	(0.11)	2.56	2.45	(0.01)	(0.16)	(0.17)	19.17	1.25	2.05	(0.63)	72	14.47	0
04/26/24	12/31/24	14.84	(0.08)	3.17	3.09	(0.36)	(0.68)	(1.04)	16.89	1.35	2.83	(0.68)	60	20.88	0
Class C*
01/01/25	12/31/25	16.88	(0.24)	2.54	2.30	(0.01)	(0.16)	(0.17)	19.01	2.00	2.76	(1.37)	72	13.59	0
04/26/24	12/31/24	14.84	(0.16)	3.17	3.01	(0.29)	(0.68)	(0.97)	16.88	2.10	3.27	(1.42)	60	20.30	0
Class I*
01/01/25	12/31/25	16.89	(0.06)	2.56	2.50	(0.01)	(0.16)	(0.17)	19.22	0.95	1.86	(0.34)	72	14.77	112
01/01/24	12/31/24	13.22	(0.06)	4.81	4.75	(0.40)	(0.68)	(1.08)	16.89	1.05	2.24	(0.37)	60	36.02	31
01/01/23	12/31/23	10.80	(0.02)	2.44	2.42	—	—	—	13.22	1.05	2.39	(0.20)	72	22.41	17
01/01/22	12/31/22	16.36	(0.08)	(4.96)	(5.04)	—	(0.52)	(0.52)	10.80	1.05	1.82	(0.54)	80	(30.83)	16
01/01/21	12/31/21	17.29	(0.15)	2.78	2.63	(0.01)	(3.55)	(3.56)	16.36	1.05	1.47	(0.88)	61	16.47	28
Class R-6*
01/01/25	12/31/25	16.88	(0.05)	2.56	2.51	(0.01)	(0.16)	(0.17)	19.22	0.85	1.21	(0.23)	72	14.84	1
04/26/24	12/31/24	14.84	(0.03)	3.17	3.14	(0.42)	(0.68)	(1.10)	16.88	0.95	2.27	(0.27)	60	21.23	0
Carillon Chartwell Small Cap Value Fund
Class A*
01/01/25	12/31/25	15.10	0.07	(0.14)	(0.07)	(0.10)	(2.60)	(2.70)	12.33	1.35	1.34	0.47	56	(0.80)	0
04/26/24	12/31/24	19.07	0.11	2.18	2.29	(0.16)	(6.10)	(6.26)	15.10	1.35	1.42	0.82	44	12.16	0
Class C*
01/01/25	12/31/25	15.13	(0.04)	(0.15)	(0.19)	—	(2.59)	(2.59)	12.35	2.10	2.09	(0.28)	56	(1.59)	0
04/26/24	12/31/24	19.07	0.01	2.18	2.19	(0.06)	(6.07)	(6.13)	15.13	2.10	2.17	0.07	44	11.60	0
Class I*
01/01/25	12/31/25	15.10	0.10	(0.13)	(0.03)	(0.14)	(2.61)	(2.75)	12.32	1.05	1.22	0.72	56	(0.52)	44
01/01/24	12/31/24	19.27	0.18	1.96	2.14	(0.20)	(6.11)	(6.31)	15.10	1.05	1.24	0.88	44	11.25	76
01/01/23	12/31/23	17.75	0.09	2.09	2.18	(0.21)	(0.45)	(0.66)	19.27	1.05	1.26	0.48	27	12.30	143
01/01/22	12/31/22	19.90	0.10	(2.04)	(1.94)	—	(0.21)	(0.21)	17.75	1.05	1.17	0.54	24	(9.71)	150
01/01/21	12/31/21	17.75	0.10	4.16	4.26	(0.10)	(2.01)	(2.11)	19.90	1.05	1.15	0.45	20	24.42	183
Class R-6*
01/01/25	12/31/25	15.10	0.10	(0.12)	(0.02)	(0.22)	(2.61)	(2.83)	12.25	0.95	1.12	0.73	56	(0.44)	0
04/26/24	12/31/24	19.07	0.18	2.16	2.34	(0.20)	(6.11)	(6.31)	15.10	0.95	1.06	1.20	44	12.45	0

The accompanying notes are an integral part of these financial statements.

84

Financial Highlights

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund
Class A*
01/01/25	12/31/25	$54.59	$(0.21)	$12.81	$12.60	$—	$(2.66)	$(2.66)	64.53	1.00	1.02	(0.37)	16	22.99	252
01/01/24	12/31/24	45.42	(0.20)	16.32	16.12	—	(6.95)	(6.95)	54.59	1.00	1.10	(0.37)	22	35.36	222
11/01/23	12/31/23	44.17	(0.01)	6.60	6.59	—	(5.34)	(5.34)	45.42	1.00	1.21	(0.12)	4	14.87	181
11/01/22	10/31/23	46.16	(0.07)	5.83	5.76	—	(7.75)	(7.75)	44.17	1.00	1.16	(0.16)	31	15.90	161
11/01/21	10/31/22	64.23	(0.07)	(13.68)	(13.75)	—	(4.32)	(4.32)	46.16	1.00	1.13	(0.13)	31	(22.87)	156
11/01/20	10/31/21	51.65	(0.08)	20.42	20.34	(0.05)	(7.71)	(7.76)	64.23	1.00	1.11	(0.14)	20	43.42	222
Class C*
01/01/25	12/31/25	27.79	(0.33)	6.48	6.15	—	(1.34)	(1.34)	32.60	1.75	1.76	(1.11)	16	22.06	8
01/01/24	12/31/24	23.29	(0.31)	8.35	8.04	—	(3.54)	(3.54)	27.79	1.75	1.83	(1.12)	22	34.39	9
11/01/23	12/31/23	22.68	(0.04)	3.39	3.35	—	(2.74)	(2.74)	23.29	1.75	1.95	(0.87)	4	14.71	8
11/01/22	10/31/23	27.77	(0.20)	2.86	2.66	—	(7.75)	(7.75)	22.68	1.75	1.89	(0.90)	31	15.05	7
11/01/21	10/31/22	40.66	(0.29)	(8.28)	(8.57)	—	(4.32)	(4.32)	27.77	1.75	1.86	(0.88)	31	(23.45)	9
11/01/20	10/31/21	35.39	(0.32)	13.30	12.98	—	(7.71)	(7.71)	40.66	1.75	1.86	(0.89)	20	42.34	14
Class I*
01/01/25	12/31/25	59.75	(0.06)	14.03	13.97	—	(2.91)	(2.91)	70.81	0.72	0.76	(0.09)	16	23.31	324
01/01/24	12/31/24	49.57	(0.04)	17.83	17.79	(0.00)	(7.61)	(7.61)	59.75	0.70	0.85	(0.07)	22	35.76	251
11/01/23	12/31/23	48.17	0.02	7.20	7.22	(0.00)	(5.82)	(5.82)	49.57	0.70	0.95	0.18	4	14.96	213
11/01/22	10/31/23	49.55	0.07	6.36	6.43	(0.06)	(7.75)	(7.81)	48.17	0.70	0.91	0.14	31	16.24	191
11/01/21	10/31/22	68.46	0.10	(14.67)	(14.57)	(0.02)	(4.32)	(4.34)	49.55	0.70	0.88	0.18	31	(22.65)	213
11/01/20	10/31/21	54.56	0.09	21.70	21.79	(0.18)	(7.71)	(7.89)	68.46	0.70	0.87	0.15	20	43.87	400
Class R-6*
01/01/25	12/31/25	58.46	0.01	13.73	13.74	—	(2.85)	(2.85)	69.35	0.64	0.68	0.01	16	23.43	2
01/01/24	12/31/24	48.46	0.03	17.44	17.47	(0.02)	(7.45)	(7.47)	58.46	0.60	0.77	0.06	22	35.90	0
11/01/23	12/31/23	47.09	0.02	7.04	7.06	—	(5.69)	(5.69)	48.46	0.60	0.88	0.28	4	14.96	0
11/01/22	10/31/23	49.31	0.08	6.23	6.31	(0.78)	(7.75)	(8.53)	47.09	0.60	0.83	0.16	31	16.37	0
11/01/21	10/31/22	67.92	0.18	(14.40)	(14.22)	(0.07)	(4.32)	(4.39)	49.31	0.60	0.79	0.31	31	(22.31)	0
11/01/20	10/31/21	54.19	0.15	21.52	21.67	(0.23)	(7.71)	(7.94)	67.92	0.60	0.79	0.24	20	43.99	2
Carillon ClariVest International Stock Fund
Class A*
01/01/25	12/31/25	23.23	0.54	8.50	9.04	(0.87)	—	(0.87)	31.40	1.25	1.24	1.98	15	38.89	28
01/01/24	12/31/24	21.06	0.42	2.65	3.07	(0.69)	(0.21)	(0.90)	23.23	1.25	1.24	1.73	23	14.54	20
11/01/23	12/31/23	18.95	0.04	2.63	2.67	(0.56)	—	(0.56)	21.06	1.25	1.36	1.07	7	14.11	4
11/01/22	10/31/23	16.62	0.36	2.24	2.60	(0.27)	—	(0.27)	18.95	1.25	1.27	1.84	44	15.70	4
11/01/21	10/31/22	21.00	0.45	(4.52)	(4.07)	(0.31)	—	(0.31)	16.62	1.32	3.24	2.42	66	(19.67)	4
11/01/20	10/31/21	15.27	0.33	5.54	5.87	(0.14)	—	(0.14)	21.00	1.45	5.16	1.66	80	38.61	4
Class C*
01/01/25	12/31/25	22.83	0.34	8.32	8.66	(0.69)	—	(0.69)	30.80	1.95	1.95	1.26	15	37.94	2
01/01/24	12/31/24	20.64	0.28	2.55	2.83	(0.44)	(0.20)	(0.64)	22.83	1.97	1.96	1.23	23	13.71	1
11/01/23	12/31/23	18.48	0.01	2.57	2.58	(0.42)	—	(0.42)	20.64	2.00	2.08	0.31	7	13.98	1
11/01/22	10/31/23	16.24	0.20	2.20	2.40	(0.16)	—	(0.16)	18.48	2.00	2.00	1.06	44	14.83	1
11/01/21	10/31/22	20.56	0.33	(4.46)	(4.13)	(0.19)	—	(0.19)	16.24	2.08	4.11	1.76	66	(20.28)	1
11/01/20	10/31/21	14.95	0.17	5.45	5.62	(0.01)	—	(0.01)	20.56	2.20	5.90	0.90	80	37.63	2
Class I*
01/01/25	12/31/25	23.46	0.62	8.60	9.22	(0.95)	—	(0.95)	31.73	0.95	0.98	2.22	15	39.30	843
01/01/24	12/31/24	21.20	0.53	2.63	3.16	(0.69)	(0.21)	(0.90)	23.46	0.95	0.99	2.22	23	14.89	492
11/01/23	12/31/23	19.11	0.05	2.66	2.71	(0.62)	—	(0.62)	21.20	0.95	1.11	1.37	7	14.21	340
11/01/22	10/31/23	16.61	0.42	2.24	2.66	(0.16)	—	(0.16)	19.11	0.95	1.03	2.14	44	16.05	308
11/01/21	10/31/22	20.99	0.32	(4.32)	(4.00)	(0.38)	—	(0.38)	16.61	0.96	1.38	1.87	66	(19.44)	309
11/01/20	10/31/21	15.26	0.38	5.55	5.93	(0.20)	—	(0.20)	20.99	1.15	4.90	1.95	80	39.05	6
Class R-6*
01/01/25	12/31/25	23.20	0.68	8.48	9.16	(0.98)	—	(0.98)	31.38	0.85	0.89	2.45	15	39.45	24
01/01/24	12/31/24	20.97	0.55	2.60	3.15	(0.71)	(0.21)	(0.92)	23.20	0.85	0.90	2.36	23	15.00	10
11/01/23	12/31/23	18.93	0.05	2.64	2.69	(0.65)	—	(0.65)	20.97	0.85	1.02	1.45	7	14.20	9
11/01/22	10/31/23	16.68	0.27	2.34	2.61	(0.36)	—	(0.36)	18.93	0.85	0.95	1.40	44	15.78	8
11/01/21	10/31/22	21.06	0.75	(4.74)	(3.99)	(0.39)	—	(0.39)	16.68	0.86	2.65	4.13	66	(19.32)	12
11/01/20	10/31/21	15.31	0.39	5.57	5.96	(0.21)	—	(0.21)	21.06	1.05	4.82	2.03	80	39.19	0

The accompanying notes are an integral part of these financial statements.

85

Financial Highlights

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Growth & Income Fund
Class A*
01/01/25	12/31/25	$20.33	$0.26	$2.35	$2.61	$(0.25)	$(3.52)	$(3.77)	19.17	0.97	0.97	1.24	47	12.69	189
01/01/24	12/31/24	20.59	0.32	2.88	3.20	(0.34)	(3.12)	(3.46)	20.33	0.97	0.97	1.44	40	15.63	205
11/01/23	12/31/23	20.12	0.07	2.85	2.92	(0.07)	(2.38)	(2.45)	20.59	1.02	1.02	2.01	5	14.57	206
11/01/22	10/31/23	21.95	0.37	(0.61)	(0.24)	(0.37)	(1.22)	(1.59)	20.12	0.98	0.98	1.71	40	(1.38)	186
11/01/21	10/31/22	26.51	0.34	(2.51)	(2.17)	(0.35)	(2.04)	(2.39)	21.95	0.96	0.96	1.44	21	(8.95)	210
11/01/20	10/31/21	20.22	0.34	7.02	7.36	(0.34)	(0.73)	(1.07)	26.51	0.96	0.96	1.42	32	37.44	234
Class C*
01/01/25	12/31/25	19.11	0.10	2.20	2.30	(0.10)	(3.30)	(3.40)	18.01	1.71	1.71	0.51	47	11.87	25
01/01/24	12/31/24	19.37	0.14	2.72	2.86	(0.19)	(2.93)	(3.12)	19.11	1.71	1.71	0.69	40	14.77	31
11/01/23	12/31/23	18.91	0.04	2.68	2.72	(0.03)	(2.23)	(2.26)	19.37	1.76	1.76	1.26	5	14.48	40
11/01/22	10/31/23	20.73	0.20	(0.58)	(0.38)	(0.22)	(1.22)	(1.44)	18.91	1.71	1.71	0.99	40	(2.13)	38
11/01/21	10/31/22	25.17	0.16	(2.37)	(2.21)	(0.19)	(2.04)	(2.23)	20.73	1.68	1.68	0.72	21	(9.63)	53
11/01/20	10/31/21	19.24	0.16	6.67	6.83	(0.17)	(0.73)	(0.90)	25.17	1.69	1.69	0.72	32	36.47	79
Class I*
01/01/25	12/31/25	20.24	0.32	2.34	2.66	(0.30)	(3.51)	(3.81)	19.09	0.72	0.72	1.50	47	13.04	263
01/01/24	12/31/24	20.51	0.38	2.86	3.24	(0.40)	(3.11)	(3.51)	20.24	0.71	0.71	1.70	40	15.90	312
11/01/23	12/31/23	20.04	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.51	0.77	0.77	2.27	5	14.66	352
11/01/22	10/31/23	21.88	0.43	(0.62)	(0.19)	(0.43)	(1.22)	(1.65)	20.04	0.72	0.72	1.98	40	(1.18)	334
11/01/21	10/31/22	26.43	0.40	(2.49)	(2.09)	(0.42)	(2.04)	(2.46)	21.88	0.69	0.69	1.71	21	(8.68)	556
11/01/20	10/31/21	20.16	0.41	7.00	7.41	(0.41)	(0.73)	(1.14)	26.43	0.68	0.68	1.70	32	37.83	661
Class R-6*
01/01/25	12/31/25	20.19	0.33	2.34	2.67	(0.32)	(3.50)	(3.82)	19.04	0.64	0.64	1.57	47	13.12	15
01/01/24	12/31/24	20.47	0.39	2.85	3.24	(0.42)	(3.10)	(3.52)	20.19	0.63	0.63	1.77	40	15.93	9
11/01/23	12/31/23	20.00	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.47	0.69	0.69	2.35	5	14.69	9
11/01/22	10/31/23	21.84	0.44	(0.61)	(0.17)	(0.45)	(1.22)	(1.67)	20.00	0.64	0.64	2.05	40	(1.08)	8
11/01/21	10/31/22	26.39	0.42	(2.49)	(2.07)	(0.44)	(2.04)	(2.48)	21.84	0.61	0.61	1.79	21	(8.61)	9
11/01/20	10/31/21	20.13	0.42	7.00	7.42	(0.43)	(0.73)	(1.16)	26.39	0.61	0.61	1.73	32	37.94	8
Carillon Eagle Mid Cap Growth Fund
Class A*
01/01/25	12/31/25	70.43	(0.43)	3.80	3.37	—	(8.98)	(8.98)	64.82	1.05	1.05	(0.59)	41	4.50	522
01/01/24	12/31/24	70.53	(0.39)	9.44	9.05	—	(9.15)	(9.15)	70.43	1.05	1.05	(0.53)	52	12.76	582
11/01/23	12/31/23	66.19	(0.02)	12.64	12.62	—	(8.28)	(8.28)	70.53	1.05	1.05	(0.16)	3	19.12	618
11/01/22	10/31/23	68.34	(0.31)	(0.91)	(1.22)	—	(0.93)	(0.93)	66.19	1.05	1.05	(0.45)	49	(1.78)	539
11/01/21	10/31/22	104.16	(0.47)	(25.60)	(26.07)	—	(9.75)	(9.75)	68.34	1.04	1.04	(0.61)	34	(26.95)	595
11/01/20	10/31/21	77.60	(0.63)	29.23	28.60	—	(2.04)	(2.04)	104.16	1.03	1.03	(0.67)	23	37.25	942
Class C*
01/01/25	12/31/25	50.36	(0.66)	2.71	2.05	—	(6.38)	(6.38)	46.03	1.75	1.75	(1.29)	41	3.78	29
01/01/24	12/31/24	50.78	(0.65)	6.78	6.13	—	(6.55)	(6.55)	50.36	1.74	1.74	(1.22)	52	11.99	56
11/01/23	12/31/23	47.71	(0.07)	9.10	9.03	—	(5.96)	(5.96)	50.78	1.74	1.74	(0.84)	3	18.99	70
11/01/22	10/31/23	49.85	(0.57)	(0.64)	(1.21)	—	(0.93)	(0.93)	47.71	1.73	1.73	(1.12)	49	(2.43)	64
11/01/21	10/31/22	79.34	(0.74)	(19.00)	(19.74)	—	(9.75)	(9.75)	49.85	1.72	1.72	(1.29)	34	(27.46)	84
11/01/20	10/31/21	59.92	(0.97)	22.43	21.46	—	(2.04)	(2.04)	79.34	1.71	1.71	(1.35)	23	36.30	141
Class I*
01/01/25	12/31/25	76.89	(0.23)	4.16	3.93	—	(9.84)	(9.84)	70.98	0.75	0.75	(0.29)	41	4.82	1,481
01/01/24	12/31/24	76.77	(0.18)	10.29	10.11	—	(9.99)	(9.99)	76.89	0.75	0.75	(0.22)	52	13.10	2,071
11/01/23	12/31/23	72.00	0.02	13.76	13.78	—	(9.01)	(9.01)	76.77	0.73	0.73	0.15	3	19.20	1,296
11/01/22	10/31/23	74.02	(0.09)	(1.00)	(1.09)	—	(0.93)	(0.93)	72.00	0.73	0.73	(0.12)	49	(1.46)	1,136
11/01/21	10/31/22	111.62	(0.24)	(27.61)	(27.85)	—	(9.75)	(9.75)	74.02	0.72	0.72	(0.29)	34	(26.72)	1,368
11/01/20	10/31/21	82.78	(0.37)	31.25	30.88	—	(2.04)	(2.04)	111.62	0.72	0.72	(0.37)	23	37.68	1,993
Class R-6*
01/01/25	12/31/25	77.95	(0.15)	4.21	4.06	—	(9.98)	(9.98)	72.03	0.66	0.66	(0.19)	41	4.92	3,227
01/01/24	12/31/24	77.75	(0.11)	10.44	10.33	—	(10.13)	(10.13)	77.95	0.66	0.66	(0.13)	52	13.21	3,527
11/01/23	12/31/23	72.91	0.03	13.94	13.97	—	(9.13)	(9.13)	77.75	0.65	0.65	0.23	3	19.22	3,560
11/01/22	10/31/23	74.88	(0.03)	(1.01)	(1.04)	—	(0.93)	(0.93)	72.91	0.64	0.64	(0.04)	49	(1.38)	3,037
11/01/21	10/31/22	112.71	(0.18)	(27.90)	(28.08)	—	(9.75)	(9.75)	74.88	0.64	0.64	(0.21)	34	(26.66)	3,263
11/01/20	10/31/21	83.51	(0.28)	31.52	31.24	—	(2.04)	(2.04)	112.71	0.63	0.63	(0.28)	23	37.79	4,561

The accompanying notes are an integral part of these financial statements.

86

Financial Highlights

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Small Cap Growth Fund
Class A*
01/01/25	12/31/25	$20.48	$(0.13)	$2.48	$2.35	$—	$(1.77)	$(1.77)	21.06	1.18	1.18	(0.60)	41	11.28	125
01/01/24	12/31/24	22.20	(0.09)	2.99	2.90	—	(4.62)	(4.62)	20.48	1.17	1.17	(0.37)	53	13.04	137
11/01/23	12/31/23	20.41	(0.00)	3.87	3.87	—	(2.08)	(2.08)	22.20	1.21	1.21	(0.12)	8	19.04	146
11/01/22	10/31/23	31.07	(0.14)	(2.21)	(2.35)	—	(8.31)	(8.31)	20.41	1.18	1.18	(0.61)	39	(8.32)	130
11/01/21	10/31/22	61.37	(0.22)	(13.76)	(13.98)	—	(16.32)	(16.32)	31.07	1.10	1.10	(0.62)	40	(28.12)	202
11/01/20	10/31/21	54.04	(0.43)	18.33	17.90	—	(10.57)	(10.57)	61.37	1.06	1.06	(0.73)	28	34.65	384
Class C*
01/01/25	12/31/25	2.62	(0.03)	0.32	0.29	—	(0.23)	(0.23)	2.68	1.87	1.87	(1.29)	41	10.69	6
01/01/24	12/31/24	2.86	(0.03)	0.38	0.35	—	(0.59)	(0.59)	2.62	1.87	1.87	(1.05)	53	12.24	8
11/01/23	12/31/23	2.64	(0.00)	0.49	0.49	—	(0.27)	(0.27)	2.86	1.95	1.95	(0.85)	8	18.58	11
11/01/22	10/31/23	11.71	(0.04)	(0.72)	(0.76)	—	(8.31)	(8.31)	2.64	1.88	1.88	(1.31)	39	(8.84)	10
11/01/21	10/31/22	34.57	(0.19)	(6.35)	(6.54)	—	(16.32)	(16.32)	11.71	1.80	1.80	(1.32)	40	(28.64)	16
11/01/20	10/31/21	34.32	(0.48)	11.30	10.82	—	(10.57)	(10.57)	34.57	1.76	1.76	(1.41)	28	33.73	34
Class I*
01/01/25	12/31/25	24.66	(0.07)	2.99	2.92	—	(2.14)	(2.14)	25.44	0.87	0.87	(0.30)	41	11.64	168
01/01/24	12/31/24	26.65	(0.01)	3.58	3.57	—	(5.56)	(5.56)	24.66	0.88	0.88	(0.05)	53	13.37	181
11/01/23	12/31/23	24.49	0.01	4.65	4.66	—	(2.50)	(2.50)	26.65	0.92	0.92	0.17	8	19.10	206
11/01/22	10/31/23	35.44	(0.09)	(2.55)	(2.64)	—	(8.31)	(8.31)	24.49	0.89	0.89	(0.32)	39	(8.06)	181
11/01/21	10/31/22	67.29	(0.13)	(15.40)	(15.53)	—	(16.32)	(16.32)	35.44	0.80	0.80	(0.32)	40	(27.90)	377
11/01/20	10/31/21	58.29	(0.28)	19.85	19.57	—	(10.57)	(10.57)	67.29	0.77	0.77	(0.44)	28	35.04	777
Class R-6*
01/01/25	12/31/25	25.86	(0.05)	3.15	3.10	—	(2.25)	(2.25)	26.71	0.78	0.78	(0.20)	41	11.78	118
01/01/24	12/31/24	27.92	0.02	3.75	3.77	—	(5.83)	(5.83)	25.86	0.78	0.78	0.06	53	13.49	130
11/01/23	12/31/23	25.65	0.01	4.88	4.89	—	(2.62)	(2.62)	27.92	0.83	0.83	0.26	8	19.13	193
11/01/22	10/31/23	36.68	(0.07)	(2.65)	(2.72)	—	(8.31)	(8.31)	25.65	0.78	0.78	(0.22)	39	(7.99)	167
11/01/21	10/31/22	68.96	(0.10)	(15.86)	(15.96)	—	(16.32)	(16.32)	36.68	0.71	0.71	(0.22)	40	(27.83)	336
11/01/20	10/31/21	59.47	(0.22)	20.28	20.06	—	(10.57)	(10.57)	68.96	0.66	0.66	(0.33)	28	35.18	985
Carillon Scout Mid Cap Fund
Class A*
01/01/25	12/31/25	22.99	0.05	3.47	3.52	(0.05)	(2.35)	(2.40)	24.11	1.25	1.25	0.21	57	15.15	35
01/01/24	12/31/24	21.63	0.05	4.86	4.91	(0.06)	(3.49)	(3.55)	22.99	1.25	1.26	0.20	72	22.67	35
11/01/23	12/31/23	18.69	0.01	2.94	2.95	(0.01)	—	(0.01)	21.63	1.26	1.26	0.29	17	15.78	26
11/01/22	10/31/23	20.09	(0.00)	(0.65)	(0.65)	(0.16)	(0.59)	(0.75)	18.69	1.25	1.25	(0.01)	112	(3.27)	23
11/01/21	10/31/22	27.73	0.14	(4.97)	(4.83)	(0.01)	(2.80)	(2.81)	20.09	1.23	1.23	0.62	159	(18.72)	26
11/01/20	10/31/21	19.92	(0.06)	8.39	8.33	—	(0.52)	(0.52)	27.73	1.19	1.19	(0.22)	109	42.31	33
Class C*
01/01/25	12/31/25	22.14	(0.12)	3.31	3.19	—	(2.24)	(2.24)	23.09	1.99	1.99	(0.53)	57	14.27	18
01/01/24	12/31/24	20.93	(0.13)	4.69	4.56	(0.00)(d)	(3.35)	(3.35)	22.14	2.00	2.00	(0.56)	72	21.80	19
11/01/23	12/31/23	18.11	(0.01)	2.83	2.82	—	—	—	20.93	2.00	2.00	(0.45)	17	15.57	19
11/01/22	10/31/23	19.47	(0.14)	(0.62)	(0.76)	(0.01)	(0.59)	(0.60)	18.11	1.98	1.98	(0.74)	112	(3.97)	17
11/01/21	10/31/22	27.14	(0.03)	(4.84)	(4.87)	—	(2.80)	(2.80)	19.47	1.97	1.97	(0.14)	159	(19.32)	24
11/01/20	10/31/21	19.65	(0.25)	8.26	8.01	—	(0.52)	(0.52)	27.14	1.96	1.96	(0.99)	109	41.25	31
Class I*
01/01/25	12/31/25	23.18	0.13	3.49	3.62	(0.13)	(2.37)	(2.50)	24.30	0.95	0.98	0.51	57	15.45	2,692
01/01/24	12/31/24	21.80	0.12	4.91	5.03	(0.12)	(3.53)	(3.65)	23.18	0.96	0.99	0.48	72	23.07	2,594
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.04)	—	(0.04)	21.80	1.00	1.00	0.56	17	15.78	2,918
11/01/22	10/31/23	20.27	0.05	(0.65)	(0.60)	(0.22)	(0.59)	(0.81)	18.86	0.98	0.98	0.26	112	(2.99)	2,682
11/01/21	10/31/22	27.90	0.20	(5.01)	(4.81)	(0.02)	(2.80)	(2.82)	20.27	0.96	0.96	0.87	159	(18.52)	3,446
11/01/20	10/31/21	20.03	—(d)	8.44	8.44	(0.05)	(0.52)	(0.57)	27.90	0.95	0.95	0.02	109	42.67	4,560
Class R-6*
01/01/25	12/31/25	23.14	0.15	3.49	3.64	(0.15)	(2.37)	(2.52)	24.26	0.85	0.88	0.61	57	15.58	461
01/01/24	12/31/24	21.77	0.15	4.90	5.05	(0.15)	(3.53)	(3.68)	23.14	0.86	0.88	0.59	72	23.19	414
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.07)	—	(0.07)	21.77	0.88	0.88	0.66	17	15.78	366
11/01/22	10/31/23	20.27	0.07	(0.65)	(0.58)	(0.24)	(0.59)	(0.83)	18.86	0.87	0.87	0.37	112	(2.87)	320
11/01/21	10/31/22	27.88	0.23	(5.02)	(4.79)	(0.02)	(2.80)	(2.82)	20.27	0.86	0.86	1.03	159	(18.44)	325
11/01/20	10/31/21	20.01	0.03	8.43	8.46	(0.07)	(0.52)	(0.59)	27.88	0.86	0.86	0.11	109	42.85	278

The accompanying notes are an integral part of these financial statements.

87

Financial Highlights

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Small Cap Fund
Class A*
01/01/25	12/31/25	$28.75	$(0.18)	$4.37	$4.19	$—	$(12.15)	$(12.15)	20.79	1.14	1.14	(0.62)	154(e)	13.83	15
01/01/24	12/31/24	26.50	(0.16)	5.55	5.39	—	(3.14)	(3.14)	28.75	1.15	1.14	(0.55)	27	20.32	14
11/01/23	12/31/23	22.06	(0.02)	4.46	4.44	—	—	—	26.50	1.25	1.29	(0.39)	4	20.13	13
11/01/22	10/31/23	25.75	(0.15)	(2.73)	(2.88)	—	(0.81)	(0.81)	22.06	1.20	1.20	(0.61)	7	(11.43)	11
11/01/21	10/31/22	39.48	(0.16)	(7.72)	(7.88)	—	(5.85)	(5.85)	25.75	1.18	1.18	(0.55)	17	(22.53)	14
11/01/20	10/31/21	29.50	(0.30)	13.12	12.82	—	(2.84)	(2.84)	39.48	1.15	1.15	(0.80)	28	44.67	18
Class C*
01/01/25	12/31/25	26.94	(0.36)	4.06	3.70	—	(11.30)	(11.30)	19.34	1.87	1.87	(1.36)	154(e)	13.02	1
01/01/24	12/31/24	25.01	(0.35)	5.22	4.87	—	(2.94)	(2.94)	26.94	1.89	1.88	(1.29)	27	19.46	1
11/01/23	12/31/23	20.85	(0.04)	4.20	4.16	—	—	—	25.01	2.00	2.04	(1.14)	4	19.95	1
11/01/22	10/31/23	24.56	(0.32)	(2.58)	(2.90)	—	(0.81)	(0.81)	20.85	1.94	1.94	(1.35)	7	(12.08)	1
11/01/21	10/31/22	38.19	(0.35)	(7.43)	(7.78)	—	(5.85)	(5.85)	24.56	1.92	1.92	(1.28)	17	(23.11)	2
11/01/20	10/31/21	28.82	(0.56)	12.77	12.21	—	(2.84)	(2.84)	38.19	1.91	1.91	(1.52)	28	43.53	3
Class I*
01/01/25	12/31/25	29.33	(0.11)	4.46	4.35	—	(12.42)	(12.42)	21.26	0.89	0.89	(0.38)	154(e)	14.10	169
01/01/24	12/31/24	26.97	(0.10)	5.66	5.56	—	(3.20)	(3.20)	29.33	0.92	0.90	(0.33)	27	20.61	235
11/01/23	12/31/23	22.44	(0.00)	4.53	4.53	—	—	—	26.97	0.95	1.05	(0.09)	4	20.19	237
11/01/22	10/31/23	26.12	(0.09)	(2.78)	(2.87)	—	(0.81)	(0.81)	22.44	0.95	0.96	(0.36)	7	(11.22)	203
11/01/21	10/31/22	39.88	(0.09)	(7.81)	(7.90)	(0.01)	(5.85)	(5.86)	26.12	0.94	0.94	(0.31)	17	(22.33)	252
11/01/20	10/31/21	29.72	(0.21)	13.22	13.01	(0.01)	(2.84)	(2.85)	39.88	0.90	0.90	(0.55)	28	45.02	362
Class R-6*
01/01/25	12/31/25	29.57	(0.09)	4.50	4.41	—	(12.53)	(12.53)	21.45	0.81	0.80	(0.29)	154(e)	14.19	4
01/01/24	12/31/24	27.17	(0.08)	5.71	5.63	—	(3.23)	(3.23)	29.57	0.85	0.80	(0.28)	27	20.70	3
11/01/23	12/31/23	22.60	0.00	4.57	4.57	—	—	—	27.17	0.85	0.95	0.01	4	20.22	9
11/01/22	10/31/23	26.28	(0.07)	(2.80)	(2.87)	—	(0.81)	(0.81)	22.60	0.85	0.86	(0.26)	7	(11.15)	7
11/01/21	10/31/22	40.06	(0.06)	(7.85)	(7.91)	(0.02)	(5.85)	(5.87)	26.28	0.84	0.84	(0.21)	17	(22.26)	8
11/01/20	10/31/21	29.82	(0.17)	13.27	13.10	(0.02)	(2.84)	(2.86)	40.06	0.81	0.81	(0.45)	28	45.16	12
Carillon Chartwell Real Income Fund
Class A*
01/01/25	12/31/25	13.20	0.54	1.12	1.66	(0.53)	—	(0.53)	14.33	0.86	0.88	3.86	49	12.85	0
04/26/24	12/31/24	12.76	0.29	0.52	0.81	(0.37)	—	(0.37)	13.20	0.92	0.92	3.22	98	6.42	0
Class C*
01/01/25	12/31/25	13.20	0.44	1.14	1.58	(0.44)	—	(0.44)	14.34	1.49	1.49	3.24	49	12.16	0
04/26/24	12/31/24	12.76	0.26	0.48	0.74	(0.30)	—	(0.30)	13.20	1.68	1.68	2.87	98	5.85	0
Class I*
01/01/25	12/31/25	13.19	0.57	1.14	1.71	(0.57)	—	(0.57)	14.33	0.58	0.61	4.15	49	13.22	260
01/01/24	12/31/24	12.80	0.52	0.38	0.90	(0.51)	—	(0.51)	13.19	0.64	0.75	3.96	98	7.20	249
01/01/23	12/31/23	12.29	0.42	0.52	0.94	(0.43)	—	(0.43)	12.80	0.64	0.73	3.35	59	7.77	308
01/01/22	12/31/22	14.15	0.38	(1.80)	(1.42)	(0.39)	(0.05)	(0.44)	12.29	0.64	0.69	2.87	40	(10.14)	367
01/01/21	12/31/21	13.53	0.34	0.65	0.99	(0.37)	—	(0.37)	14.15	0.64	0.68	2.41	56	7.35	520
Class R-6*
01/01/25	12/31/25	13.20	0.59	1.14	1.73	(0.58)	—	(0.58)	14.35	0.45	0.49	4.17	49	13.39	0
04/26/24	12/31/24	12.76	0.36	0.48	0.84	(0.40)	—	(0.40)	13.20	0.54	0.67	4.00	98	6.67	0
Carillon Chartwell Short Duration High Yield Fund
Class A*
01/01/25	12/31/25	9.48	0.48	0.15	0.63	(0.48)	—	(0.48)	9.63	0.70	0.70	4.97	36	6.74	0
04/26/24	12/31/24	9.40	0.31	0.11	0.42	(0.34)	—	(0.34)	9.48	0.74	0.74	4.86	41	4.57	0
Class C*
01/01/25	12/31/25	9.48	0.40	0.15	0.55	(0.40)	—	(0.40)	9.63	1.52	1.52	4.10	36	5.94	0
04/26/24	12/31/24	9.40	0.27	0.11	0.38	(0.30)	—	(0.30)	9.48	1.49	1.49	4.11	41	4.04	0

The accompanying notes are an integral part of these financial statements.

88

Financial Highlights

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Short Duration High Yield Fund — (Continued)
Class I*
01/01/25	12/31/25	$9.48	$0.50	$0.15	$0.65	$(0.50)	$—	$(0.50)	9.63	0.49	0.55	5.19	36	6.99	200
01/01/24	12/31/24	9.43	0.48	0.05	0.53	(0.48)	—	(0.48)	9.48	0.49	0.58	5.10	41	5.78	269
01/01/23	12/31/23	9.15	0.42	0.28	0.70	(0.42)	—	(0.42)	9.43	0.49	0.60	4.51	39	7.80	247
01/01/22	12/31/22	9.75	0.29	(0.60)	(0.31)	(0.29)	—	(0.29)	9.15	0.49	0.59	3.09	35	(3.17)	210
01/01/21	12/31/21	9.79	0.27	(0.04)	0.23	(0.27)	—	(0.27)	9.75	0.49	0.58	2.78	54	2.40	217
Class R-6*
01/01/25	12/31/25	9.48	0.51	0.15	0.66	(0.51)	—	(0.51)	9.63	0.39	0.48	5.25	36	7.10	98
04/26/24	12/31/24	9.40	0.34	0.11	0.45	(0.37)	—	(0.37)	9.48	0.39	0.50	5.22	41	4.82	0
Carillon Reams Core Bond Fund
Class A*
01/01/25	12/31/25	10.57	0.43	0.33	0.76	(0.44)	—	(0.44)	10.89	0.75	0.91	4.02	430	7.30	13
01/01/24	12/31/24	10.88	0.44	(0.32)	0.12	(0.43)	—	(0.43)	10.57	0.75	0.93	4.03	522	1.13	30
11/01/23	12/31/23	10.07	0.07	0.85	0.92	(0.11)	—	(0.11)	10.88	0.80	1.03	3.85	52	9.15	3
11/01/22	10/31/23	10.41	0.35	(0.36)	(0.01)	(0.33)	—	(0.33)	10.07	0.80	0.97	3.26	530	(0.21)	3
11/01/21	10/31/22	12.66	0.17	(2.24)	(2.07)	(0.18)	—	(0.18)	10.41	0.80	0.95	1.45	429	(16.49)	4
11/01/20	10/31/21	13.14	0.06	(0.22)	(0.16)	(0.07)	(0.25)	(0.32)	12.66	0.80	0.93	0.47	227	(1.27)	4
Class C*
01/01/25	12/31/25	10.53	0.35	0.32	0.67	(0.36)	—	(0.36)	10.84	1.50	1.61	3.29	430	6.45	2
01/01/24	12/31/24	10.83	0.34	(0.29)	0.05	(0.35)	—	(0.35)	10.53	1.51	1.62	3.22	522	0.45	2
11/01/23	12/31/23	10.03	0.05	0.84	0.89	(0.09)	—	(0.09)	10.83	1.55	1.75	3.10	52	8.88	4
11/01/22	10/31/23	10.36	0.27	(0.35)	(0.08)	(0.25)	—	(0.25)	10.03	1.55	1.70	2.52	530	(0.87)	3
11/01/21	10/31/22	12.60	0.07	(2.22)	(2.15)	(0.09)	—	(0.09)	10.36	1.55	1.70	0.57	429	(17.11)	5
11/01/20	10/31/21	13.11	(0.04)	(0.21)	(0.25)	(0.01)	(0.25)	(0.26)	12.60	1.55	1.67	(0.27)	227	(2.01)	13
Class I*
01/01/25	12/31/25	10.58	0.47	0.32	0.79	(0.47)	—	(0.47)	10.90	0.45	0.62	4.34	430	7.63	422
01/01/24	12/31/24	10.89	0.46	(0.31)	0.15	(0.46)	—	(0.46)	10.58	0.44	0.63	4.29	522	1.45	429
11/01/23	12/31/23	10.09	0.08	0.84	0.92	(0.12)	—	(0.12)	10.89	0.40	0.76	4.25	52	9.14	432
11/01/22	10/31/23	10.43	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.09	0.40	0.72	3.76	530	0.19	414
11/01/21	10/31/22	12.67	0.21	(2.22)	(2.01)	(0.23)	—	(0.23)	10.43	0.40	0.72	1.82	429	(16.06)	308
11/01/20	10/31/21	13.16	0.11	(0.23)	(0.12)	(0.12)	(0.25)	(0.37)	12.67	0.40	0.70	0.88	227	(0.95)	447
Class R-6*
01/01/25	12/31/25	10.60	0.48	0.32	0.80	(0.48)	—	(0.48)	10.92	0.35	0.53	4.45	430	7.72	36
01/01/24	12/31/24	10.90	0.47	(0.30)	0.17	(0.47)	—	(0.47)	10.60	0.36	0.54	4.37	522	1.62	17
11/01/23	12/31/23	10.10	0.08	0.84	0.92	(0.12)	—	(0.12)	10.90	0.40	0.66	4.25	52	9.13	16
11/01/22	10/31/23	10.44	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.10	0.40	0.63	3.83	530	0.19	15
11/01/21	10/31/22	12.68	0.25	(2.26)	(2.01)	(0.23)	—	(0.23)	10.44	0.40	0.62	2.16	429	(16.03)	4
11/01/20	10/31/21	13.16	0.11	(0.22)	(0.11)	(0.12)	(0.25)	(0.37)	12.68	0.40	0.59	0.87	227	(0.88)	1
Carillon Reams Core Plus Bond Fund
Class A*
01/01/25	12/31/25	28.99	1.19	1.20	2.39	(1.23)	—	(1.23)	30.15	0.80	0.93	3.99	440	8.36	19
01/01/24	12/31/24	29.96	1.23	(0.93)	0.30	(1.27)	—	(1.27)	28.99	0.80	0.94	4.13	502	1.02	22
11/01/23	12/31/23	27.66	0.19	2.42	2.61	(0.31)	—	(0.31)	29.96	0.80	0.91	3.94	49	9.46	5
11/01/22	10/31/23	28.81	1.04	(0.84)	0.20	(1.35)	—	(1.35)	27.66	0.80	0.90	3.50	532	0.51	4
11/01/21	10/31/22	34.45	0.53	(5.67)	(5.14)	(0.50)	—	(0.50)	28.81	0.80	0.90	1.63	413	(15.06)	3
11/01/20	10/31/21	36.57	0.23	(0.60)	(0.37)	(0.38)	(1.37)	(1.75)	34.45	0.80	0.90	0.65	220	(1.12)	7
Class C*
01/01/25	12/31/25	28.76	0.95	1.18	2.13	(1.00)	—	(1.00)	29.89	1.55	1.64	3.24	440	7.50	3
01/01/24	12/31/24	29.74	0.98	(0.89)	0.09	(1.07)	—	(1.07)	28.76	1.55	1.65	3.34	502	0.29	4
11/01/23	12/31/23	27.44	0.15	2.40	2.55	(0.25)	—	(0.25)	29.74	1.55	1.66	3.19	49	9.33	4
11/01/22	10/31/23	28.59	0.80	(0.81)	(0.01)	(1.14)	—	(1.14)	27.44	1.55	1.65	2.71	532	(0.24)	4
11/01/21	10/31/22	34.35	0.31	(5.66)	(5.35)	(0.41)	—	(0.41)	28.59	1.55	1.67	0.96	413	(15.69)	4
11/01/20	10/31/21	36.55	(0.04)	(0.60)	(0.64)	(0.19)	(1.37)	(1.56)	34.35	1.55	1.67	(0.11)	220	(1.87)	6

The accompanying notes are an integral part of these financial statements.

89

Financial Highlights

		From investment operations				Dividends & distributions				Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Plus Bond Fund — (Continued)
Class I*
01/01/25	12/31/25	$29.10	$1.29	$1.20	$2.49	$(1.32)	$—	$(1.32)	30.27	0.50	0.65	4.31	440	8.68	1,616
01/01/24	12/31/24	30.07	1.31	(0.91)	0.40	(1.37)	—	(1.37)	29.10	0.48	0.65	4.41	502	1.34	1,433
11/01/23	12/31/23	27.76	0.21	2.43	2.64	(0.33)	—	(0.33)	30.07	0.40	0.66	4.34	49	9.57	1,502
11/01/22	10/31/23	28.91	1.16	(0.84)	0.32	(1.47)	—	(1.47)	27.76	0.40	0.64	3.90	532	0.91	1,346
11/01/21	10/31/22	34.54	0.70	(5.74)	(5.04)	(0.59)	—	(0.59)	28.91	0.40	0.65	2.17	413	(14.74)	980
11/01/20	10/31/21	36.64	0.37	(0.59)	(0.22)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.65	1.04	220	(0.71)	1,142
Class R-6*
01/01/25	12/31/25	29.11	1.32	1.19	2.51	(1.35)	—	(1.35)	30.27	0.40	0.55	4.42	440	8.75	404
01/01/24	12/31/24	30.07	1.37	(0.94)	0.43	(1.39)	—	(1.39)	29.11	0.40	0.55	4.56	502	1.46	314
11/01/23	12/31/23	27.77	0.21	2.42	2.63	(0.33)	—	(0.33)	30.07	0.40	0.57	4.34	49	9.53	52
11/01/22	10/31/23	28.92	1.28	(0.96)	0.32	(1.47)	—	(1.47)	27.77	0.40	0.57	4.30	532	0.90	47
11/01/21	10/31/22	34.54	0.77	(5.80)	(5.03)	(0.59)	—	(0.59)	28.92	0.40	0.56	2.42	413	(14.71)	5
11/01/20	10/31/21	36.65	0.37	(0.60)	(0.23)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.56	1.06	220	(0.74)	4
Carillon Reams Unconstrained Bond Fund
Class A*
01/01/25	12/31/25	12.14	0.52	0.70	1.22	(0.51)	(0.27)	(0.78)	12.58	0.90	1.04	4.09	428	10.17	56
01/01/24	12/31/24	12.23	0.48	(0.01)	0.47	(0.56)	—	(0.56)	12.14	0.90	1.06	3.90	566	3.92	33
11/01/23	12/31/23	11.53	0.08	0.74	0.82	(0.12)	—	(0.12)	12.23	0.80	1.10	3.76	49	7.15	6
11/01/22	10/31/23	11.53	0.42	0.12	0.54	(0.54)	—	(0.54)	11.53	0.80	1.09	3.54	458	4.61	6
11/01/21	10/31/22	12.79	0.20	(1.20)	(1.00)	(0.13)	(0.13)	(0.26)	11.53	0.80	1.08	1.67	273	(7.90)	5
11/01/20	10/31/21	12.81	0.06	0.17	0.23	(0.25)	—	(0.25)	12.79	0.80	1.08	0.46	80	1.78	5
Class C*
01/01/25	12/31/25	12.02	0.42	0.70	1.12	(0.43)	(0.27)	(0.70)	12.44	1.65	1.74	3.35	428	9.43	4
01/01/24	12/31/24	12.12	0.38	—(d)	0.38	(0.48)	—	(0.48)	12.02	1.64	1.76	3.13	566	3.14	2
11/01/23	12/31/23	11.42	0.06	0.74	0.80	(0.10)	—	(0.10)	12.12	1.55	1.86	3.00	49	7.02	1
11/01/22	10/31/23	11.44	0.32	0.11	0.43	(0.45)	—	(0.45)	11.42	1.55	1.85	2.72	458	3.70	1
11/01/21	10/31/22	12.72	0.11	(1.18)	(1.07)	(0.08)	(0.13)	(0.21)	11.44	1.55	1.86	0.90	273	(8.53)	2
11/01/20	10/31/21	12.79	(0.02)	0.15	0.13	(0.20)	—	(0.20)	12.72	1.55	1.86	(0.13)	80	1.02	2
Class I*
01/01/25	12/31/25	12.16	0.55	0.72	1.27	(0.54)	(0.27)	(0.81)	12.62	0.60	0.76	4.35	428	10.61	1,796
01/01/24	12/31/24	12.25	0.51	—(d)	0.51	(0.60)	—	(0.60)	12.16	0.58	0.78	4.16	566	4.22	1,324
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.50	0.87	4.04	49	7.21	1,280
11/01/22	10/31/23	11.56	0.46	0.10	0.56	(0.57)	—	(0.57)	11.55	0.50	0.86	3.86	458	4.82	1,143
11/01/21	10/31/22	12.80	0.24	(1.19)	(0.95)	(0.16)	(0.13)	(0.29)	11.56	0.50	0.85	1.97	273	(7.55)	935
11/01/20	10/31/21	12.81	0.12	0.15	0.27	(0.28)	—	(0.28)	12.80	0.50	0.85	0.92	80	2.08	1,110
Class R-6*
01/01/25	12/31/25	12.16	0.56	0.72	1.28	(0.55)	(0.27)	(0.82)	12.62	0.51	0.66	4.42	428	10.72	308
01/01/24	12/31/24	12.25	0.53	(0.01)	0.52	(0.61)	—	(0.61)	12.16	0.49	0.67	4.29	566	4.32	269
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.40	0.78	4.16	49	7.24	101
11/01/22	10/31/23	11.56	0.47	0.10	0.57	(0.58)	—	(0.58)	11.55	0.40	0.76	3.90	458	4.92	90
11/01/21	10/31/22	12.80	0.26	(1.20)	(0.94)	(0.17)	(0.13)	(0.30)	11.56	0.40	0.76	2.15	273	(7.46)	91
11/01/20	10/31/21	12.81	0.13	0.15	0.28	(0.29)	—	(0.29)	12.80	0.40	0.76	1.01	80	2.17	68

*	Per share amounts have been calculated using the daily average share method. Classes with less than five years presented are showing results from the inception of the share class.
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(d)	Per share amount is less than $0.005.
(e)	The fund changed its subadviser in January of 2025.
The accompanying notes are an integral part of these financial statements.

90

NOTES TO FINANCIAL STATEMENTS
December 31, 2025
NOTE 1 – ORGANIZATION AND INVESTMENT OBJECTIVE
Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in separate series each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”). On September 30, 2022, Carillon Tower began also doing business as Raymond James Investment Management. This did not involve any change in Carillon Tower’s structure, ownership, or control. The Trust offers shares in both open-end mutual funds and exchange-traded funds. This report covers the following mutual fund series (each a “fund” and collectively the “funds”):
•	Carillon Chartwell Mid Cap Value Fund (“Mid Cap Value Fund”) seeks long-term capital appreciation,
•	Carillon Chartwell Small Cap Growth Fund (“Chartwell Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Chartwell Small Cap Value Fund (“Small Cap Value Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Eagle Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•
Carillon Chartwell Small Cap Fund (“Small Cap Fund”; prior to January 18, 2025, the name of the fund was Carillon Scout Small Cap Fund and Scout Investments, Inc. served as subadviser) seeks long-term growth of capital,

•	Carillon Chartwell Real Income Fund (“Real Income Fund”) primarily seeks current income and, secondarily, seeks to preserve inflation adjusted capital,
•	Carillon Chartwell Short Duration High Yield Fund (“Short Duration High Yield Fund”) seeks income and long-term capital appreciation,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.
For financial information related to the Trust’s exchange-traded funds, please refer to their separate annual report.
Class Offerings. As of December 31, 2025, each fund was authorized and offered Class A, Class C, Class I, and Class R-6 shares to qualified buyers.

91

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
•
For all funds except the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•
Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase. Class C shares automatically convert to Class A shares for all purchases that have surpassed their 8-year anniversary date.

•	Class I and Class R-6 shares are sold without a front-end sales charge or a CDSC.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.
Use of Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.
Valuation of Securities. The price of each fund’s shares is based on the NAV per share of each class of a fund. Each fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the funds are not required to recalculate their NAV.
Generally, a fund values portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.
A market quotation may be considered unreliable or unavailable for various reasons, such as:
•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.
Examples of issuer-specific events that may cause the last market quotation to be unreliable include:
•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

92

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
•	Market events, such as a significant movement in the U.S. markets.
For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board approved the Adviser as the funds’ valuation designee to be responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.
There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:
•
Domestic exchange-traded equity securities. Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign equity securities. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•
Fixed income securities. Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

93

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
•
Futures and options. Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the year ended December 31, 2025, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures and options.

•
Swaps. Swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the year ended December 31, 2025, only the Core Plus Bond Fund and Unconstrained Bond Fund held swaps.

•
Forward contracts. Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the year ended December 31, 2025, only the Core Plus Bond Fund and Unconstrained Bond Fund held forwards.

•
Investment companies and exchange-traded funds (ETFs). Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair Value Measurements. Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1 –	Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2 –	Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3 –	Valuations based on inputs that are unobservable and significant to the fair value measurement and may include the Valuation Committee’s own assumptions on determining fair value of investments.
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

94

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The following is a summary of the inputs used to value each fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3
Mid Cap Value Fund
Common stocks(a)	$20,590,680	$—	$—
Total investment portfolio	$20,590,680	$—	$—
Chartwell Small Cap Growth Fund
Common stocks(a)	$107,438,004	$—	$—
Short-term investments	862,785	—	—
Total investment portfolio	$108,300,789	$—	$—
Small Cap Value Fund
Common stocks(a)	$44,334,379	$—	$—
Total investment portfolio	$44,334,379	$—	$—
Capital Appreciation Fund
Common stocks(a)	$582,987,993	$—	$—
Total investment portfolio	$582,987,993	$—	$—
International Stock Fund
Common stocks:
Australia	$—	$22,492,765	$—
Brazil	12,358,033	—	—
Canada	73,973,241	—	—
China	—	34,946,644	—
Denmark	—	8,895,065	—
France	—	56,154,334	—
Germany	—	64,956,595	—
Hong Kong	—	10,987,200	—
India	1,814,254	11,226,602	—
Ireland	2,551,275	—	—
Israel	9,891,135	6,283,501	—
Italy	—	23,261,634	—
Japan	—	161,463,157	—
Netherlands	—	27,855,732	—
Singapore	—	15,676,631	—
South Korea	—	55,458,367	—
Spain	—	33,132,665	—
Switzerland	—	38,878,105	—
Taiwan	34,440,765	38,635,566	—
United Kingdom	2,397,745	111,116,923	—
Exchange traded funds	18,171,179	—	—
Short-term investments	330,750	—	—
Total investment portfolio	$155,928,377	$721,421,486	$—

95

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3
Growth & Income Fund
Common stocks(a)	$486,338,906	$—	$—
Total investment portfolio	$486,338,906	$—	$—
Mid Cap Growth Fund
Common stocks(a)	$5,240,495,299	$—	$—
Short-term investments	30,142,759	—	—
Total investment portfolio	$5,270,638,058	$—	$—
Eagle Small Cap Growth Fund
Common stocks(a)	$415,066,385	$—	$—
Total investment portfolio	$415,066,385	$—	$—
Mid Cap Fund
Common stocks(a)	$3,189,283,441	$—	$—
Short-term investments	10,169,881	—	—
Total investment portfolio	$3,199,453,322	$—	$—
Small Cap Fund
Common stocks(a)	$181,697,621	$—	$—
Short-term investments	7,686,926	—	—
Total investment portfolio	$189,384,547	$—	$—
Real Income Fund
U.S. Treasury securities	$—	$166,971,837	$—
Common stocks(a)	36,786,711	—	—
Commercial mortgage-backed securities	—	17,192,637	—
Exchange traded funds	13,018,493	—	—
Corporate bonds(a)	—	8,054,939	—
Asset-backed securities	—	4,659,844	—
Agency mortgage-backed securities	—	4,151,169	—
U.S. government agency issues	—	2,997,432	—
Short-term investments	1,755,075	1,980,047	—
Total investment portfolio	$51,560,279	$206,007,905	$—
Short Duration High Yield Fund
Corporate bonds(a)	$—	$279,851,174	$—
Total investment portfolio	$—	$279,851,174	$—
Core Bond Fund
Corporate bonds(a)	$—	$142,941,389	$—
Asset-backed securities	—	116,832,897	—
U.S. Treasury securities	—	104,855,517	—
Agency mortgage-backed securities	—	88,098,567	—
Commercial mortgage-backed securities	—	83,512,484	—
Total investment portfolio	$—	$536,240,854	$—

96

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Level 1	Level 2	Level 3
Core Plus Bond Fund
U.S. Treasury securities	$—	$613,517,364	$—
Corporate bonds(a)	—	478,768,821	—
Asset-backed securities	—	470,336,079	—
Agency mortgage-backed securities	—	363,529,801	—
Commercial mortgage-backed securities	—	303,024,105	—
Foreign government debt obligations	—	34,860,455	—
Medium-term notes	—	17,355,989	—
Short-term investments	—	40,180,376	—
Total investment portfolio	$—	$2,321,572,990	$—
Forward contracts(b)	$—	$214,061	$—
Credit default swaps - sell protection	$—	$3,750,548	$—
Unconstrained Bond Fund
U.S. Treasury securities	$—	$677,701,705	$—
Commercial mortgage-backed securities	—	386,557,105	—
Agency mortgage-backed securities	—	321,314,710	—
Asset-backed securities	—	271,326,864	—
Corporate bonds(a)	—	247,881,151	—
Foreign government debt obligations	—	127,051,606	—
Medium-term notes	—	33,751,087	—
Total investment portfolio	$—	$2,065,584,228	$—
Futures contracts(b)	$(3,315,457)	$—	$—
Forward contracts(b)	$—	$(3,883,403)	$—
Inflation and Interest rate swaps(b)	$—	$8,335,751	$—
Credit default swaps - buy protection	$—	$(1,582,751)	$—
Credit default swaps - sell protection	$—	$11,380,583	$—

(a)	Please see the investment portfolio for details.
(b)	Amounts presented for Futures Contracts, Inflation and Interest rate swaps, and Forward Contracts represent total unrealized appreciation (depreciation) as of the date of this report.
At December 31, 2025, the funds did not hold any Level 3 investments.
Derivatives. The following disclosure provides certain information about the funds’ derivative and hedging activities. The use of derivatives involves the risk that the fund could lose more than the amount invested in derivatives.
•
Forward currency contracts. Each of the funds’ policies, except Capital Appreciation, Eagle Small Cap Growth, Core Bond, and Mid Cap, permit the funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives including taking active currency exposure. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. Non-deliverable forward currency contracts (“NDF”) are settled with the counterparty in US dollars without the delivery of foreign currency. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the fund records a realized gain or loss equal to the difference between the

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value at the time the forward contract was opened and the value at the time it was closed. The risks to the funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. Details of Forward Contracts, if any, at period end are included in the Investment Portfolios under the caption “Forward Contracts.” Refer to Note 6 for additional information.
•
Futures contracts. Each of the funds’ policies, except Capital Appreciation, International Stock, Eagle Small Cap Growth, and Mid Cap, permit the funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the fund or received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.

•
Options. Each of the funds’ policies, except Capital Appreciation, International Stock, Eagle Small Cap Growth, and Mid Cap, permit the funds to use options for hedging, substitution or investment purposes, including options on securities, equity and debt indices, currencies, futures, and swap contracts (a/k/a “swaptions”). However, Growth & Income may only purchase and write call options on securities as discussed below. Certain risks and special characteristics of these strategies are discussed below. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss. On written call options the maximum loss of capital can be unlimited. The maximum loss of capital on written put options is limited to the notional contract values of those positions. A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If a fund wished to terminate its obligation to purchase or sell the investment under a put or call option it has written, the fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option. A fund may purchase and write call and put options on futures contracts that are traded on a U.S. exchange or board of trade. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. A fund also may purchase such put options in order to hedge a long position in the underlying futures contract. A fund may purchase call options on futures contracts in lieu of, and for the same purpose as, the actual purchase of the futures contracts. A fund also may purchase call options on futures contracts in anticipation

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of a market advance when it is not fully invested. While a fund’s use of options on futures contracts for hedging may protect the fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that a fund’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. Details of options and options on futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Schedule of Options.” Refer to Note 6 for additional information.
•
Swap contracts. The Mid Cap Value, Chartwell Small Cap Growth, Small Cap, Small Cap Value, Real Income, Short Duration High Yield, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the funds to enter into swap agreements to enhance the funds’ returns, increase liquidity and/or gain exposure to certain instruments, issuers, markets (i.e., the corporate bond market), or securities in a relatively efficient way. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Interest paid to or by the funds is accrued daily and included in realized gain (loss) on swap agreements. When a fund enters into a centrally cleared swap, it must deliver to the central counterparty an amount referred to as “initial margin.” During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a fund or may be received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement. At the conclusion of the term of the swap agreement, if a fund has a loss of less than the margin amount, the excess margin is returned to the fund. If a fund has a gain, the full margin amount and the amount of the gain is paid to the fund. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Daily fluctuations in the value of swaps are recorded in variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts.

Swaps sold by a fund may involve greater risks than if the fund had invested in the reference obligation directly. Swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.
•
Credit default swap contracts. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a fund. The funds may enter into credit default swap agreements for investment purposes or to hedge against the risk of default of debt securities held in their portfolio. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a fund is a buyer and no credit event occurs, the fund may lose its investment and recover nothing. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a fund would

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effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional value of the swap. If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.
•
Interest rate swap contracts. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations and is used primarily to manage interest rate risk. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather, they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be executed on a registered exchange (centrally cleared interest rate swaps). The funds may enter into interest rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•
Inflation rate swap contracts. An inflation swap is an agreement between two parties to transfer inflation risk, with one party paying the floating rate based on an inflation index (such as the Consumer Price Index (CPI)), and the other party paying a fixed rate, typically based on the notional principal amount of the underlying asset. Inflation swap contracts are used primarily to gain exposure to inflation (inflation risk). Inflation swaps may be used to

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protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Similar to an interest rate swap, the funds may enter into inflation rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate based upon an inflation index, such as the CPI. Barring swap counterparty default, the risk of loss in an inflation rate swap is limited to the net amount of payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.
•
Total return swap contracts. Total return swaps are two-party contracts that generally obligate one party to pay a set rate (either fixed or based on an index) and the other party to make payments based on the return of a specified reference security, security index or index component during the period of the swap, and are used primarily to gain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps normally do not involve the delivery of securities or the underlying assets. If the counterparty to a total return swap defaults, a fund’s risk of loss consists of the net amount of the payments the fund is contractually entitled to receive, if any.

During the period ended December 31, 2025, the average of month-end derivative positions (notional value in U.S. dollars for swap contracts, futures contracts, and forward contracts and market value in U.S. dollars for purchased and written options) were as follows:

	Inflation and Interest Rate Swap Contracts	Credit Default Swap Contracts	Futures Contracts – Long	Futures Contracts – Short	Forward Contracts – USD Received	Forward Contracts – USD Delivered	Purchased options	Written Options
Core Plus Bond Fund	$42,775,496	$129,545,385	$16,525,548	$(17,853,567)	$120,252,708	$85,611,131	$60,897	$(82,506)
Unconstrained Bond Fund	403,104,276	332,294,615	1,292,659,210	(765,755,464)	279,679,027	220,310,414	197,736	(375,082)

Foreign Currency Transactions. The books and records of each fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.
To-Be-Announced Securities. The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the funds to enter into to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash, or cash equivalents, set aside in an amount equal to the price of the Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller

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would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.
Real Estate Investment Trusts (“REIT(s)”). There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the funds’ fiscal year- end and may differ from the estimated amounts.
Repurchase Agreements. Each fund, except Capital Appreciation and International Stock, may enter into repurchase agreements whereby a fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended December 31, 2025, none of the funds held any repurchase agreements.
Revenue Recognition. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Foreign Taxes. The funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.
Expenses. Each fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each fund are allocated to each class of shares based upon its relative percentage of net assets.
Class Allocations. Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.
Distributions. Each fund, except the Growth & Income Fund, Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly from the Growth & Income Fund and monthly from the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and/or net realized gains may be made prior to such reorganization. Each fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

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Distributions made to shareholders from earnings were as follows:

Distributions from earnings		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Mid Cap Value Fund	1/1/25 to 12/31/25	$1,493	$1,453	$2,454,611	N/A	N/A	$1,389	N/A
	1/1/24 to 12/31/24	1,218	1,199	2,823,805	N/A	N/A	1,291	N/A
Chartwell Small Cap Growth Fund	1/1/25 to 12/31/25	1,116	1,397	964,087	N/A	N/A	9,557	N/A
	1/1/24 to 12/31/24	1,952	653	1,887,293	N/A	N/A	745	N/A
Small Cap Value Fund	1/1/25 to 12/31/25	1,938	1,908	8,556,167	N/A	N/A	4,292	N/A
	1/1/24 to 12/31/24	3,176	3,212	25,648,337	N/A	N/A	97,473	N/A
Capital Appreciation Fund	1/1/25 to 12/31/25	9,955,471	321,358	12,855,810	N/A	N/A	66,048	N/A
	1/1/24 to 12/31/24	25,425,382	1,034,913	28,898,641	$—	$—	25,006	$—
International Stock Fund	1/1/25 to 12/31/25	750,063	38,418	24,630,470	N/A	N/A	732,309	N/A
	1/1/24 to 12/31/24	742,934	33,287	18,200,773	—	—	376,078	—
Growth & Income Fund	1/1/25 to 12/31/25	32,576,093	4,133,791	46,493,493	N/A	N/A	2,524,883	N/A
	1/1/24 to 12/31/24	30,824,034	4,480,393	48,650,505	—	—	1,399,152	—
Mid Cap Growth Fund	1/1/25 to 12/31/25	64,615,319	3,586,462	183,022,323	N/A	N/A	397,451,293	N/A
	1/1/24 to 12/31/24	67,578,964	6,435,803	240,940,660	—	—	408,882,885	—
Eagle Small Cap Growth Fund	1/1/25 to 12/31/25	9,779,947	445,651	13,211,412	N/A	N/A	9,245,840	N/A
	1/1/24 to 12/31/24	25,578,026	1,467,276	35,740,910	—	—	24,140,579	—
Mid Cap Fund	1/1/25 to 12/31/25	3,184,276	1,593,297	255,295,162	N/A	N/A	43,872,055	N/A
	1/1/24 to 12/31/24	4,735,531	2,514,774	361,957,540	—	—	57,422,089	—
Small Cap Fund	1/1/25 to 12/31/25	5,575,106	330,138	68,604,890	N/A	N/A	1,458,762	N/A
	1/1/24 to 12/31/24	1,456,250	108,091	23,615,145	—	—	289,007	—
Real Income Fund	1/1/25 to 12/31/25	5,544	351	10,402,073	N/A	N/A	7,263	N/A
	1/1/24 to 12/31/24	545	237	10,844,171	N/A	N/A	318	N/A
Short Duration High Yield Fund	1/1/25 to 12/31/25	549	7,458	12,478,458	N/A	N/A	2,108,035	N/A
	1/1/24 to 12/31/24	364	319	12,956,716	N/A	N/A	397	N/A
Core Bond Fund	1/1/25 to 12/31/25	714,156	65,072	18,876,354	N/A	N/A	1,582,371	N/A
	1/1/24 to 12/31/24	1,454,060	90,083	18,343,328	2,235	3,483	703,303	300,272
Core Plus Bond Fund	1/1/25 to 12/31/25	822,750	127,548	67,009,071	N/A	N/A	15,859,097	N/A
	1/1/24 to 12/31/24	976,915	159,382	67,040,287	1,392	446	8,431,739	217,737
Unconstrained Bond Fund	1/1/25 to 12/31/25	2,791,709	170,589	104,002,926	N/A	N/A	19,071,191	N/A
	1/1/24 to 12/31/24	1,560,842	71,623	62,697,608	100	9,023	10,399,707	337,544

Other. In the normal course of business the funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each fund is expected to be remote.

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NOTE 3 – PURCHASES AND SALES OF SECURITIES
During the year ended December 31, 2025, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Purchases	$9,816,144	$109,420,128	$32,798,693	$85,294,057	$260,924,160
Sales	14,444,054	49,850,738	62,005,869	96,272,478	102,716,810

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Purchases	$242,367,716	$2,393,045,250	$171,369,086	$1,749,569,449	$331,116,239
Sales	353,017,531	3,670,884,080	265,440,637	2,043,360,220	428,579,450

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases	$63,626,019	$113,207,473	$2,063,720,452	$8,068,767,519	$5,437,752,632
Purchases - U.S. Treasury securities	55,555,613	—	319,587,136	1,335,229,242	2,522,326,983
Sales	81,274,541	94,616,441	2,111,422,033	8,064,828,133	5,584,906,354
Sales - U.S. Treasury securities	56,883,627	—	303,326,468	1,137,962,088	2,188,902,897

NOTE 4 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Each fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each fund is as follows:

Investment Advisory Fee Rate Schedule	Breakpoint	Investment Advisory Fee
Mid Cap Value Fund	All Assets	0.65%
Small Cap Value Fund	All Assets	0.80%
Capital Appreciation Fund*	First $1 billion	0.50%
	Over $1 billion	0.45%
Growth & Income Fund	First $100 million	0.60%
	$100 million to $500 million	0.45%
	Over $500 million	0.40%
Chartwell Small Cap Growth Fund*, Mid Cap Growth Fund,	First $500 million	0.60%
Eagle Small Cap Growth Fund, Small Cap Fund	$500 million to $1 billion	0.55%
	Over $1 billion	0.50%
International Stock Fund	First $1 billion	0.70%
	Over $1 billion	0.60%
Mid Cap Fund	First $1 billion	0.80%
	Over $1 billion	0.70%
Real Income Fund*	First $1.75 billion	0.30%
	$1.75 billion to $3.5 billon	0.28%
	Over $3.5 billon	0.26%
Short Duration High Yield Fund	All Assets	0.30%
Core Bond Fund	All Assets	0.35%
Core Plus Bond Fund	All Assets	0.40%
Unconstrained Bond Fund	First $3 billion	0.50%
	Over $3 billion	0.45%

*	Prior to the Board approved changes effective on the date in the following table, the investment advisory rate was as follows:

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Investment Advisory Fee Rate Schedule	Breakpoint	Investment Advisory Fee	Effective Date
Chartwell Small Cap Growth Fund	All Assets	0.75%	1/18/2025
Capital Appreciation Fund	First $1 billion	0.60%	5/1/2025
	Over $1 billion	0.55%
Real Income Fund	First $1.75 billion	0.40%	5/1/2025
	$1.75 billion to $3.5 billon	0.38%
	Over $3.5 billon	0.36%

Subadvisory Fees. The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the funds. Under these agreements, Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. Carillon Tower may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the funds are as follows:
•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund and International Stock Fund,
•	Eagle Asset Management, Inc. (“Eagle”) serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Eagle Small Cap Growth Fund,
•	Scout Investments, Inc. (“Scout”) serves as subadviser for the Mid Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, and
•
Chartwell Investment Partners, LLC (“Chartwell”) serves as the subadviser to the Mid Cap Value Fund, Chartwell Small Cap Growth Fund, Small Cap Value Fund, Small Cap Fund, Real Income Fund and Short Duration High Yield Fund

Administrative Fees. For administrative services provided by the Manager, each fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.
Distribution and Service Fees. Pursuant to the Class A and Class C Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each fund of the Carillon Series Trust, except the Capital Appreciation Fund and the Growth & Income Fund, is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those funds’ average daily net assets attributable to Class A shares of those funds. Currently, the distribution and service fee is 0.25% for Class A shares of each fund. Each fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares. The funds do not incur any distribution expenses related to Class I or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I and Class R-6 shares, from its own resources.

105

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Sales Charges. During the year ended December 31, 2025, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Front-end sales charges - Class A	$85	$149	$ —	$55,150	$26,016
CDSC - Class A	—	—	—	3	2
CDSC - Class C	—	—	—	159	68

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Front-end sales charges - Class A	$40,770	$43,386	$11,966	$12,903	$2,833
CDSC - Class A	3	—	—	—	—
CDSC - Class C	1,369	67	11	17	14

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A	$ —	$ —	$1,151	$17,219	$13,139
CDSC - Class A	—	—	3	5	—
CDSC - Class C	—	—	—	294	617

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.
Agency Commissions. During the year ended December 31, 2025, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Total agency brokerage commissions	$15,300	$128,218	$111,105	$22,684	$214,862
Paid to RJA	822	—	2,068	—	—

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Total agency brokerage commissions	$135,158	$1,144,929	$216,221	$1,279,490	$601,503
Paid to RJA	3,545	83,022	15,366	—	—

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions	$232,984	$ —	$ —	$36,120	$425,521
Paid to RJA	42,320	—	—	—	—

Internal Audit Fees. RJA provides internal audit services to the funds. RJA receives no compensation from the funds for these services.
Expense Limitations. Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the funds through April 30, 2026 to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

106

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

Expense Limitations Rate Schedule	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	1.20%	1.95%	0.90%	0.80%
Chartwell Small Cap Growth Fund*	1.25%	2.00%	0.95%	0.85%
Small Cap Value Fund	1.35%	2.10%	1.05%	0.95%
Capital Appreciation Fund*	1.05%	1.80%	0.75%	0.65%
International Stock Fund	1.25%	2.00%	0.95%	0.85%
Growth & Income Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Growth Fund	1.20%	1.95%	0.90%	0.80%
Eagle Small Cap Growth Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Fund	1.25%	2.00%	0.95%	0.85%
Small Cap Fund	1.25%	2.00%	0.95%	0.85%
Real Income Fund*	0.85%	1.60%	0.55%	0.45%
Short Duration High Yield Fund	0.79%	1.54%	0.49%	0.39%
Core Bond Fund	0.75%	1.50%	0.45%	0.35%
Core Plus Bond Fund	0.80%	1.55%	0.50%	0.40%
Unconstrained Bond Fund	0.90%	1.65%	0.60%	0.50%

*	Prior to the Board approved changes effective on the date in the below table, the expense limitation rate schedule for the below funds was as follows:

Expense Limitations Rate Schedule	Class A	Class C	Class I	Class R-6	Effective Date
Chartwell Small Cap Growth Fund	1.35%	2.10%	1.05%	0.95%	1/18/2025
Capital Appreciation Fund	1.00%	1.75%	0.70%	0.60%	5/1/2025
Real Income Fund	0.94%	1.69%	0.64%	0.54%	5/1/2025

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed 1/1/25 to 12/31/25	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	$32	$33	$92,284	$48
Chartwell Small Cap Growth Fund	364	442	660,615	779
Small Cap Value Fund	—	—	101,307	273
Capital Appreciation Fund	50,787	714	116,179	201
International Stock Fund	—	—	206,810	7,709
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	322	—	842,844	124,428
Small Cap Fund	—	—	—	—
Real Income Fund	26	—	69,278	71
Short Duration High Yield Fund	—	—	141,641	32,362
Core Bond Fund	29,422	2,079	732,421	60,986
Core Plus Bond Fund	25,372	3,551	2,262,056	532,584
Unconstrained Bond Fund	50,653	2,179	2,324,017	437,544

A portion or all of a fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. Carillon Tower receives payments from ClariVest, Scout, and Chartwell for

107

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to ClariVest, Scout, and Chartwell any recoupment that Carillon Tower receives from the funds. The following tables show the amounts that Carillon Tower may be allowed to recover by class of shares and the dates that these amounts will expire:

	Class A	Class C	Class I	Class R-6
Recoverable expenses - 12/31/2027
Mid Cap Value Fund	$32	$33	$92,284	$48
Chartwell Small Cap Growth Fund	364	442	660,615	779
Small Cap Value Fund	—	—	101,307	273
Capital Appreciation Fund	50,787	714	116,179	201
International Stock Fund	—	—	206,810	7,709
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	322	—	842,844	124,428
Small Cap Fund	—	—	—	—
Real Income Fund	26	—	69,278	71
Short Duration High Yield Fund	—	—	141,641	32,362
Core Bond Fund	29,422	2,079	732,421	60,986
Core Plus Bond Fund	25,372	3,551	2,262,056	532,584
Unconstrained Bond Fund	50,653	2,179	2,324,017	437,544
Recoverable expenses - 12/31/2026
Mid Cap Value Fund	$27	$28	$110,957	$39
Chartwell Small Cap Growth Fund	206	90	254,365	102
Small Cap Value Fund	4	4	170,224	92
Capital Appreciation Fund	207,993	6,675	363,974	299
International Stock Fund	—	—	189,186	5,178
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	2,102	—	942,892	112,795
Small Cap Fund	—	—	—	—
Real Income Fund	—	—	302,033	10
Short Duration High Yield Fund	—	—	236,654	7
Core Bond Fund	77,580	3,148	811,551	28,759
Core Plus Bond Fund	39,381	4,273	2,355,529	264,571
Unconstrained Bond Fund	82,358	2,260	2,496,426	351,604

The Manager recovered previously waived expenses during year ended December 31, 2025 as follows:

Recovered fees previously waived	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	$ —	$ —	$ —	$ —
Chartwell Small Cap Growth Fund	—	—	—	—
Small Cap Value Fund	1	1	—	—
Capital Appreciation Fund	—	—	—	—
International Stock Fund	791	—	—	—
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—

108

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

Recovered fees previously waived	Class A	Class C	Class I	Class R-6
Mid Cap Fund	$ —	$ —	$ —	$ —
Small Cap Fund	—	—	—	454
Real Income Fund	—	—	—	—
Short Duration High Yield Fund	—	—	—	—
Core Bond Fund	—	—	—	—
Core Plus Bond Fund	—	—	—	—
Unconstrained Bond Fund	—	—	—	—

Trustees and Officers Compensation. Each Trustee of the Carillon Family of Funds receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are allocated by net assets and paid by each fund in the Carillon Family of Funds.
Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the funds.
NOTE 5 – FEDERAL INCOME TAXES AND DISTRIBUTIONS
Each fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2022 to October 31, 2023, December 31, 2022 to December 31, 2025) and has concluded that no provision for federal income tax is required in the funds’ financial statements.
Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.
For income tax purposes, distributions paid during the fiscal periods indicated were as follows:

		Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Ordinary Income	1/1/25 to 12/31/25	$197,028	$56,526	$1,651,761	$262,398	$ 26,094,461
	1/1/24 to 12/31/24	261,643	702,365	1,714,978	13,883	14,887,946
Long-term capital gain	1/1/25 to 12/31/25	2,261,918	919,631	6,912,544	22,936,289	56,799
	1/1/24 to 12/31/24	2,565,870	1,188,278	24,037,220	55,370,059	4,465,126

		Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Ordinary Income	1/1/25 to 12/31/25	$8,223,372	$59,917,380	$777,909	$73,467,345	$—
	1/1/24 to 12/31/24	11,136,584	—	2,650,241	129,619,688	—
Long-term capital gain	1/1/25 to 12/31/25	77,504,888	588,758,017	31,904,941	230,477,445	75,968,896
	1/1/24 to 12/31/24	74,217,500	723,838,312	84,276,550	297,010,246	25,468,493

		Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Ordinary Income	1/1/25 to 12/31/25	$ 10,415,231	$ 14,594,500	$ 21,237,953	$ 83,818,466	$ 126,036,415
	1/1/24 to 12/31/24	10,845,271	12,957,796	20,896,764	76,827,898	75,076,447
Long-term capital gain	1/1/25 to 12/31/25	—	—	—	—	—
	1/1/24 to 12/31/24	—	—	—	—	—

109

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. The reclassifications arise from permanent book/tax differences primarily attributable to net operating losses, equalization, non-deductible expenses, foreign currency transactions, return of capital distributions from REITs, return of capital distributions from non-REITs, paydowns on debt securities, sales adjustments due to passive foreign investment companies, and investments in swaps. The reclassifications were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Paid-in capital	$249,883	$ (71,980)	$2,064,636	$673,272	$1,266,047
Total distributable earnings (loss)	(249,883)	71,980	(2,064,636)	(673,272)	(1,266,047)

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Paid-in capital	$11,654,130	$113,363,814	$2,045,121	$31,720,358	$17,521,573
Total distributable earnings (loss)	(11,654,130)	(113,363,814)	(2,045,121)	(31,720,358)	(17,521,573)

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Paid-in capital	$ —	$ (3,318)	$ (17,720)	$ —	$2,453,853
Total distributable earnings (loss)	—	3,318	17,720	—	(2,453,853)

At December 31, 2025, capital loss carryforwards and late year loss deferrals are as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Capital loss carryforwards utilized 1/1/25 to 12/31/25	$ —	$ —	$ —	$ —	$—
Capital loss carryforwards available indefinitely at 12/31/25	—	—	—	—	—
Late year loss deferrals available at 12/31/25	—	—	—	—	4,790,930
Post-October capital losses at 12/31/25	—	—	—	539,375	—

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Capital loss carryforwards utilized 1/1/25 to 12/31/25	$ —	$ —	$ —	$—	$ —
Capital loss carryforwards available indefinitely at 12/31/25	—	—	—	—	—
Late year loss deferrals available at 12/31/25	—	—	—	—	—
Post-October capital losses at 12/31/25	—	—	—	14,376,349	—

110

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Capital loss carryforwards utilized 1/1/25 to 12/31/25	$—	$376,366	$2,601,311	$23,360,197	$28,487,738
Capital loss carryforwards available indefinitely at 12/31/25	11,199,942	2,917,954	69,243,195	143,904,681	—
Late year loss deferrals available at 12/31/25	—	—	—	1,300,311	2,184,624
Post-October capital losses at 12/31/25	—	—	—	—	—

At December 31, 2025, the components of distributable earnings (losses) on a tax basis are as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Cost of investments	$16,893,241	$85,035,105	$37,780,720	$179,460,575	$596,346,665
Gross unrealized appreciation	4,468,485	27,067,662	9,930,400	406,796,426	299,831,480
Gross unrealized depreciation	(771,047)	(3,801,978)	(3,376,741)	(3,269,008)	(18,819,402)
Net unrealized appreciation/(depreciation)	3,697,438	23,265,684	6,553,659	403,527,418	281,012,078
Undistributed ordinary income	276,596	—	—	—	—
Undistributed long-term gain	572,215	—	—	3,294,433	972,785
Total undistributed earnings	848,811	—	—	3,294,433	972,785
Other accumulated gains (losses)	—	—	—	(539,375)	(4,790,930)
Total distributable earnings (loss)	$4,546,249	$23,265,684	$6,553,659	$406,282,476	$277,193,933

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Cost of investments	$310,045,040	$3,661,949,580	$290,345,504	$2,427,692,965	$149,321,582
Gross unrealized appreciation	183,373,773	1,829,700,262	137,153,252	860,782,694	49,550,542
Gross unrealized depreciation	(7,079,907)	(221,011,784)	(12,432,371)	(89,022,338)	(9,487,576)
Net unrealized appreciation/(depreciation)	176,293,866	1,608,688,478	124,720,881	771,760,356	40,062,966
Undistributed ordinary income	1,824,256	—	—	83,196	—
Undistributed long-term gain	6,370,534	5,670,805	7,777,483	80,510,344	7,373,666
Total undistributed earnings	8,194,790	5,670,805	7,777,483	80,593,540	7,373,666
Other accumulated gains (losses)	—	—	—	(14,376,349)	—
Total distributable earnings (loss)	$184,488,656	$1,614,359,283	$132,498,364	$837,977,547	$47,436,632

111

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$244,361,802	$275,650,516	$536,858,130	$2,327,988,705	$2,067,104,906
Gross unrealized appreciation	16,778,190	4,316,933	5,795,598	23,998,854	17,240,571
Gross unrealized depreciation	(3,571,840)	(116,275)	(6,412,874)	(26,458,562)	(17,769,856)
Net unrealized appreciation/(depreciation)	13,206,350	4,200,658	(617,276)	(2,459,708)	(529,285)
Undistributed ordinary income	68,440	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total undistributed earnings	68,440	—	—	—	—
Other accumulated gains (losses)	(11,182,465)	(2,917,954)	(69,243,195)	(146,877,070)	2,487,283
Total distributable earnings (loss)	$2,092,325	$1,282,704	$(69,860,471)	$(149,336,778)	$1,957,998

The difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital, investments in passive foreign investment companies and swaps.
NOTE 6 – OTHER DERIVATIVE INFORMATION
At December 31, 2025, the funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	Risk Exposure Category	Statements of Assets and Liabilities Location	Asset Fair Value Amount	Liability Fair Value Amount
Core Plus Bond Fund	Credit	Open credit default swap contracts, at value*	$3,750,548	N/A
	Currency	Unrealized appreciation - open forward contracts	1,572,099	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	$1,358,038
	Total		$5,322,647	$1,358,038
Unconstrained Bond Fund	Credit	Open credit default swap contracts, at value*	$11,380,583	$1,582,751
	Interest rate & currency	Unrealized appreciation - open inflation and interest rate swap contracts*	8,335,751	N/A
	Interest rate	Unrealized appreciation - open futures contracts^	417,521	N/A
	Interest rate	Unrealized depreciation - open futures contracts^	N/A	3,732,978
	Currency	Unrealized appreciation - open forward contracts	3,623,742	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	7,507,145
	Total		$23,757,597	$12,822,874

*	Included in Deposit at broker - open swap contracts.
^	Included in Deposit at broker - open futures contracts.

112

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of December 31, 2025 the funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).
For the year ended December 31, 2025, the effect of derivative contracts on the funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Plus Bond Fund	Credit	Written options	$977,689	$—
	Credit	Swap contracts	14,004,827	146,437
	Interest rate & currency	Swap contracts	(1,861,579)	—
	Interest rate	Futures contracts	1,104,256	—
	Currency	Forward contracts	(7,000,359)	(780,073)
	Total		$7,224,834	$(633,636)
Unconstrained Bond Fund	Credit	Written options	$6,241,658	$—
	Credit	Swap contracts	14,888,482	469,806
	Inflation, interest rate & currency	Swap contracts	6,479,906	4,514,943
	Interest rate	Futures contracts	2,777,269	8,160,153
	Currency	Forward contracts	3,428,528	(17,243,041)
	Total		$33,815,843	$(4,098,139)

Restricted cash consists of cash that has been segregated to cover the fund’s collateral or margin obligations for derivatives transactions including but not limited to currency forwards, single name credit default swaps and/or TBAs. It is separately reported on the Statement of Assets and Liabilities as Segregated Cash. See derivatives table above for detail of derivatives transactions held as of the end of the reporting period. Refer to note 2 for additional information regarding investments in derivatives and TBAs.
NOTE 7 – SECURITIES LENDING
To earn additional income, each fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the funds would be subject to on the dividend. Securities loans involve some risk.

113

NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
There is a risk that a borrower may default on its obligations to return loaned securities; however, the funds’ securities lending agent may indemnify a fund against that risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to settle transactions. A fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”
Each security on loan as of the date of this report is footnoted on each fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments—unaffiliated, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending, net.” Due to the absence of a master netting agreement related to the funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the funds for the total “Payable for securities lending collateral received” listed on the Statements of Assets and Liabilities.
NOTE 8 – LINE OF CREDIT
As of December 31, 2025, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each fund, except International Stock Fund, Mid Cap Value Fund, and Real Income Fund, may borrow up to 33.33% of the net market value of such fund’s assets. International Stock Fund may borrow up to 30.00% of the net market value of such fund’s assets. Mid Cap Value Fund and Real Income Fund may borrow up to 5.00% of the net market value of such fund’s assets. The maximum aggregate borrowing limit is $350,000,000 for all funds.
Borrowings under this arrangement bear interest at U.S. Bank N.A.’s prime rate minus 1.00%, which as of December 31, 2025 was 5.75% (prime rate of 6.75% minus 1.00%). The following table shows the details of the funds’ borrowing activity during the year ended December 31, 2025. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Mid Cap Value Fund	$87,000	$447	$28	6.10%
Chartwell Small Cap Growth Fund	3,951,000	10,825	713	6.50
Small Cap Value Fund	5,547,000	27,786	1,743	6.19
Capital Appreciation Fund	4,689,000	31,288	2,017	6.36
International Stock Fund	674,000	1,874	124	6.50
Growth & Income Fund	1,191,000	12,597	803	6.29
Mid Cap Growth Fund	39,268,000	700,082	43,977	6.20
Eagle Small Cap Growth Fund	7,073,000	57,411	3,728	6.41
Mid Cap Fund	29,216,000	349,863	22,918	6.46
Small Cap Fund	13,430,000	93,022	5,590	5.93
Real Income Fund	1,198,000	3,658	241	6.50

As of December 31, 2025, none of the funds had outstanding borrowings under the line of credit.

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NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
NOTE 9 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The funds’ president and principal executive officer, and the funds’ treasurer and principal financial and accounting officer, together serve as the CODM. Each fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The funds’ revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the funds, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares each fund’s performance to its benchmark index and evaluates the positioning of each fund in relation to its investment objective. The measure of segment assets is net assets of the funds which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 10 – SUBSEQUENT EVENTS
At meetings held on February 12-13, 2026, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization and Termination pursuant to which the Carillon ClariVest Capital Appreciation Fund would be reorganized into the RJ ClariVest Capital Appreciation ETF, a newly-formed exchange-traded fund series of Carillon Series Trust, with an anticipated closing date in May 2026.
The funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. The Manager has evaluated the funds’ related events and transactions that occurred through the date of issuance of the funds’ financial statements. There were no other events or transactions that materially impacted the amounts or disclosures in the funds’ financial statements.

115

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Carillon Series Trust and Shareholders of Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, Carillon Chartwell Small Cap Value Fund, Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout Mid Cap Fund, Carillon Chartwell Small Cap Fund, Carillon Chartwell Real Income Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds within the Carillon Series Trust listed in the table below (hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights
Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, Carillon Chartwell Small Cap Value Fund, Carillon Chartwell Real Income Fund and Carillon Chartwell Short Duration High Yield Fund
For each of the periods indicated therein
Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout Mid Cap Fund, Carillon Chartwell Small Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund
For the years ended December 31, 2025 and 2024, the period November 1, 2023 through December 31, 2023 and each of the three years in the period ended October 31, 2023

The financial statements of Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, Carillon Chartwell Small Cap Value Fund, Carillon Chartwell Real Income Fund and Carillon Chartwell Short Duration High Yield Fund as of and for the year ended December 31, 2023 and the financial highlights for each of the periods ended on or prior to December 31, 2023 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 21, 2024 expressed unqualified opinions on those financial statements and financial highlights and included a paragraph regarding prior periods having been audited by a predecessor auditor.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Tampa, Florida
February 26, 2026
We have served as the auditor of one or more investment companies in Carillon Series Trust since 1985.

117

2025 Federal Tax Notice (UNAUDITED)
The following information for the fiscal year ended December 31, 2025 for the Carillon Family of Funds is provided pursuant to provisions of the Internal Revenue Code.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2025. All dividends paid by the Funds from net investment income are deemed to be ordinary income for federal income tax purposes. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The amounts shown may differ from amounts disclosed elsewhere in this report due to differences between tax and financial reporting requirements.

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Qualified dividend income	100.00%	12.89%	84.40%	100.00%	72.00%
Dividends received deduction	61.82%	40.15%	51.31%	100.00%	0.00%
Short-term capital gains	6.92%	0.00%	73.89%	100.00%	0.00%
Long-term capital gains	$2,261,918	$919,631	$6,912,544	$22,936,289	$56,799

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Qualified dividend income	100.00%	28.38%	100.00%	51.83%	0.00%
Dividends received deduction	100.00%	34.22%	100.00%	70.92%	0.00%
Short-term capital gains	19.27%	100.00%	100.00%	78.30%	0.00%
Long-term capital gains	$77,504,888	$588,758,017	$31,904,941	$230,477,445	$75,968,896

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Qualified dividend income	5.40%	0.00%	0.00%	0.00%	0.00%
Dividends received deduction	1.57%	0.00%	0.00%	0.00%	0.00%
Short-term capital gains	0.00%	0.00%	0.00%	0.00%	36.59%
Long-term capital gains	$—	$—	$—	$—	$—

118

Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
The Board of Trustees of the Trust called a special meeting (the “Special Meeting”) of the shareholders of the Carillon Chartwell Small Cap Growth Fund (the “SCG Fund”), a series of the Trust. The Special Meeting was called for the purpose of approving amendments to each of the SCG Fund’s fundamental investment policies, which are with respect to: (1) issuing senior securities; (2) borrowing; (3) commodities; (4) industry concentration; (5) diversification; (6) loans; (7) real estate; and (8) underwriting (collectively, the “Proposals”). The Proposals required a vote of a “majority of the outstanding voting securities” of the SCG Fund as defined in the Investment Company Act of 1940, as amended, which is the lesser of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities, whichever is the less; both effectively require the presence at the meeting of more than 50% of the outstanding voting securities (a “1940 Act Majority”).
The Special Meeting was held on July 23, 2025. A 1940 Act Majority was not present or represented by proxy, and the Special Meeting was adjourned to August 19, 2025. A 1940 Act Majority not being present on either date, the Proposals were not submitted to a vote and the Special Meeting ended without action being taken on the Proposals.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Amended Subadvisory Agreement with Eagle Asset Management, Inc.
At meetings held on May 15-16, 2025 (the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), considered and approved an amended subadvisory agreement (the “Amended Agreement”) between Carillon Tower Advisers, Inc. (“Carillon”) and Eagle Asset Management, Inc. (“Eagle”), with respect to the Carillon Eagle Growth & Income Fund, the Carillon Eagle Mid Cap Growth Fund and the Carillon Eagle Small Cap Growth Fund (each, a “Fund” and collectively, the “Funds”).
The Board considered that Carillon proposed a change in the computation of Eagle’s compensation under the subadvisory agreement (the “Agreement”) between Carillon and Eagle with respect to the Funds, consistent with how Carillon computes the compensation paid to the investment subadvisers to other series of the Trust. Prior to the Meetings, information was provided to the Board by Carillon regarding the proposed Amended Agreement. At the Meetings, the Board met with representatives of Carillon and was provided the opportunity to pose questions regarding certain aspects of the materials submitted in support of the approval. Legal counsel to the Independent Trustees directed the Trustees to a legal memorandum regarding the Board’s responsibilities pertaining to the approval of subadvisory agreements with respect to other series of the Trust provided in their briefing materials for meetings in February 2025. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.
Provided below is a discussion of the factors the Board considered at its Meetings to form the basis of its approval of the Amended Agreement. The Board did not identify any particular information that was most relevant to its consideration of the Amended Agreement, and each Trustee may have afforded different weight to the various factors.
The Board considered that the terms of the Amended Agreement would not change, other than the manner in which Carillon compensated Eagle with respect to the Funds. The Board considered that the fees charged to the Funds would not change, that the services to be provided by Carillon or Eagle to the Funds were not expected to change, and that the individuals who currently were proposed to provide

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Additional Information(Continued)
portfolio management services to the Funds were expected to remain the same. In determining whether to approve the Amended Agreement, the Board considered certain information provided in connection with its most recent prior annual renewal of the Agreement, pursuant to which it had considered the following factors with respect to the Funds: (1) the nature, extent and quality of services to be provided to the Funds; (2) the investment performance of the Funds; (3) the estimated costs of the services provided to the Funds and the estimated profits realized by Carillon Tower and its affiliates, including Eagle, from their relationships with the Fund; (4) the extent to which economies of scale have been realized as the Funds grow; (5) whether the level of fees reflects those economies of scale for the benefit of the Funds’ investors; (6) comparisons of services and fees with contracts entered into by Carillon Tower and Eagle with other clients (such as pension funds and other institutional investors); and (7) any benefits derived by Carillon or Eagle from their relationships with the Funds. The Board, in consideration of those factors in connection with the renewal of the Agreement, determined that it was not necessary to consider each of these factors in connection with the approval of the Amended Agreement, given the foregoing considerations with respect to the Agreement.
Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Funds, Carillon or Eagle, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the approval of the Amended Agreement was in the best interests of the Funds and approved the Amended Agreement.
Renewal of Investment Advisory and Subadvisory Agreements
Overview. At meetings held on August 14-15, 2025, the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (“Trust”), including its independent members (the “Independent Trustees”), approved the renewal of the investment advisory agreement between Carillon Tower Advisers, Inc. (“Carillon Tower”) and the Trust, on behalf of the Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout Mid Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Reams Unconstrained Bond Fund, Carillon Chartwell Real Income Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Fund, Carillon Chartwell Small Cap Value Fund, and Carillon Chartwell Small Cap Growth Fund. Each of the funds mentioned is referred to as a “Fund” and, collectively, as the “Funds.”
The Board also approved the renewal of the investment subadvisory agreements between Carillon Tower and: (1) ClariVest Asset Management LLC (“ClariVest”), the subadviser to the Carillon ClariVest Capital Appreciation Fund and Carillon ClariVest International Stock Fund; (2) Eagle Asset Management, Inc. (“Eagle”), the subadviser to the Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund and Carillon Eagle Small Cap Growth Fund; (3) Scout Investments, Inc. (“Scout”), the subadviser to the Carillon Scout Mid Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund; and (4) Chartwell Investment Partners, LLC (“Chartwell”), the subadviser to the Carillon Chartwell Real Income Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Fund, Carillon Chartwell Small Cap Value Fund, and Carillon Chartwell Small Cap Growth Fund. Each of the investment advisory and subadvisory agreements is referred to herein as an “Agreement” and, collectively, as the “Agreements.”
On an annual basis, the Board considers the renewal of the Agreements. As part of the annual renewal process, the Board took into consideration information and reports it was provided throughout the year relevant to the annual renewal of the Agreements, including: information regarding the services and support provided to the Funds and their shareholders by Carillon Tower, ClariVest, Eagle, Scout, Chartwell, U.S. Bank Global Fund Services, a third party that provides sub-administration, transfer agency and fund accounting services to the Funds, and U.S. Bank National Association, which provides custody services to the Funds; information on the Funds’ performance and commentary on the performance presented by Raymond James Financial, Inc.’s (“RJF”) Asset Management Services and Fund portfolio managers; presentations by Fund portfolio managers addressing, as applicable, the investment philosophy, investment strategies, personnel and operations of ClariVest, Eagle, Scout, and Chartwell;

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Additional Information(Continued)
and compliance and financial reports concerning the Funds, as well as responses by Carillon Tower, Eagle, ClariVest, Scout and Chartwell to issues raised therein. The Board also considered information on relevant developments in the mutual fund industry and how the Funds and/or Carillon Tower are responding to them.
In addition, throughout the year, the Board regularly met with senior management personnel and reviewed information prepared by Carillon Tower and the Funds’ subadvisers regarding the Funds’ expenses and performance, as applicable.
Carillon Tower, ClariVest, Eagle, Scout and Chartwell also prepared comprehensive responses to items of information requested by counsel to the Independent Trustees in letters to Carillon Tower, ClariVest, Eagle, Scout and Chartwell, to assist the Board in determining whether to renew the Agreements. These responses contained substantial and detailed information regarding the Funds and, as applicable, Carillon Tower, ClariVest, Eagle, Scout and Chartwell. The responses also included information regarding the performance of the Funds as compared to funds within their Morningstar, Inc. category (“Morningstar Category”), Broadridge Financial Solutions, Inc. (“Broadridge”) performance universe, benchmark indices, and, as applicable, a composite of similar accounts managed by ClariVest, Eagle, Scout or Chartwell, and the Funds’ expenses relative to funds within the applicable Fund’s Broadridge expense group and expense universe. The Board posed questions to various management personnel of Carillon Tower regarding certain aspects of the materials submitted in support of the renewal.
The Board accorded appropriate weight to the work, deliberations and conclusions of its various committees in determining whether to continue the Agreements. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding the Board’s responsibilities pertaining to the renewal of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.
In voting to renew the Agreements, the Board considered whether the approval of the Agreements would be in the best interests of each fund and its shareholders, an evaluation based on various factors, including: (1) the nature, extent and quality of services provided to the Funds; (2) the investment performance of the Funds; (3) the estimated costs of the services provided to the Funds and the estimated profits realized by Carillon Tower and its affiliates, including ClariVest, Eagle, Scout and Chartwell, from their relationships with the Funds; (4) the extent to which economies of scale have been realized as the Funds grow; (5) whether the level of fees reflects those economies of scale for the benefit of the Funds’ investors; (6) comparisons of services and fees with contracts entered into by Carillon Tower, ClariVest, Eagle, Scout and Chartwell with other clients (such as pension funds and other institutional investors); and (7) any benefits derived by Carillon Tower, ClariVest, Eagle, Scout and Chartwell from their relationships with the Funds.
Provided below is a discussion of the factors the Board considered at its August 2025 meetings to form the basis of its renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew the Agreements, and each Trustee may have accorded different weight to the various factors.
Nature, Extent and Quality of Services. The Board considered that the personnel responsible for the Funds at Carillon Tower are experienced in providing investment advisory services to the Funds; that the personnel responsible for the Funds at ClariVest, Eagle, Scout and Chartwell are experienced in providing portfolio management services for the Funds; and that Carillon Tower, ClariVest, Eagle, Scout and Chartwell have provided a continuous investment program for the Funds. The Board considered that Carillon Tower oversees and monitors the performance of, and services provided by, ClariVest, Eagle, Scout, Chartwell and the Funds’ other service providers. The Board also considered that Carillon Tower and its affiliate, Carillon Fund Distributors, Inc. (“CFD”), provide certain administration and distribution services to the Funds. In addition, the Board considered that Carillon Tower and its affiliates are responsible for oversight of compliance with the Funds’ investment objectives and policies, review of brokerage matters, oversight of the Funds’ compliance with applicable law and implementation of Board directives as they relate to the Funds. The Board considered that shareholders in the Funds have a broad

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Additional Information(Continued)
range of investment choices available to them, including a wide choice among mutual funds offered by Carillon Tower’s competitors, and that the Funds’ shareholders have chosen to invest in the Funds.
The Board considered that: ClariVest is responsible for making investment decisions on behalf of the Carillon ClariVest Capital Appreciation Fund and Carillon ClariVest International Stock Fund; Eagle is responsible for making investment decisions on behalf of the Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund and Carillon Eagle Small Cap Growth Fund; Scout is responsible for making investment decisions on behalf of the Carillon Scout Mid Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund; and Chartwell is responsible for making investment decisions on behalf of the Carillon Chartwell Real Income Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Fund, Carillon Chartwell Small Cap Value Fund, and Carillon Chartwell Small Cap Growth Fund. The Board considered that ClariVest, Eagle, Scout and Chartwell are responsible for placing all orders for the purchase and sale of securities and other investments for the Funds that they manage and that orders for ClariVest, Eagle and Scout would be executed by Eagle’s trading desk. The Board also considered: (1) information regarding the Carillon Tower, ClariVest, Eagle, Scout and Chartwell personnel who provide services to the Funds; (2) certifications as to the adequacy of the compliance programs of Carillon Tower, ClariVest, Eagle, Scout, and Chartwell; (3) the financial information provided regarding Carillon Tower, ClariVest, Eagle, Scout and Chartwell; and (4) Carillon Tower’s recommendations to continue to retain ClariVest, Eagle, Scout and Chartwell to provide portfolio management services to the Funds.
Investment Performance. The Board considered comparisons of the performance of the Funds’ Class I shares, including, if available, a Fund’s one-, three-, five- and ten-year annualized total returns for the period ended June 30, 2025, relative to the average performance of its Morningstar Category, Broadridge performance universe and benchmark indices. For each fund, as relevant, the Board also considered explanations from Carillon Tower and the subadvisers regarding underperformance relative to the Fund’s Morningstar Category, Broadridge performance universe and/or benchmark indices. The Board recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board concluded that it was generally satisfied with each fund’s overall performance and portfolio management over different time periods and market cycles.
With respect to the Carillon ClariVest Capital Appreciation Fund, the Board considered a number of factors regarding performance, including that: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the one-year, three-year, five-year, and ten-year periods ended June 30, 2025; and (2) the Fund outperformed its benchmark index for the one-year and five-year periods, and underperformed for the three-year and ten-year periods ended June 30, 2025.
With respect to the Carillon ClariVest International Stock Fund, the Board considered a number of factors regarding performance, including that: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the three-year, five-year and ten-year periods, and underperformed for the one-year period ended June 30, 2025; and (2) the Fund outperformed its benchmark index for the one-year, three-year, five-year and ten-year periods ended June 30, 2025.
With respect to the Carillon Eagle Growth & Income Fund, the Board considered a number of factors regarding performance, including that: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the one-year and ten-year periods ended June 30, 2025, and underperformed for the three-year and five-year periods; and (2) the Fund underperformed its benchmark index for one-year, three-year, five-year and ten-year periods ended June 30, 2025.
With respect to the Carillon Eagle Mid Cap Growth Fund, the Board considered a number of factors regarding performance, including that: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the one-year, five year, and ten-year periods ended June 30, 2025, and underperformed for the three-year period; and (2) the Fund underperformed its benchmark index for the one-year, three-year, five-year, and ten-year periods ended June 30, 2025.

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Additional Information(Continued)
With respect to the Carillon Eagle Small Cap Growth Fund, the Board considered a number of factors regarding performance, including that the Fund underperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the one-year, three-year, five-year and ten-year periods ended June 30, 2025.
With respect to the Carillon Scout Mid Cap Fund, the Board considered a number of factors regarding performance, including that: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the one-year, three-year, five-year and ten-year periods ended June 30, 2025; and (2) the Fund underperformed its benchmark index for the three-year period, and outperformed for the one-year, five-year and ten-year periods ended June 30, 2025.
With respect to the Carillon Reams Core Bond Fund, the Board considered a number of factors regarding performance, including that: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the one-year and ten-year periods ended June 30, 2025, and underperformed for the three-year and five-year periods; and (2) the Fund underperformed its benchmark index for the three-year period, and outperformed for the one-year, five-year and ten-year periods.
With respect to the Carillon Reams Core Plus Bond Fund, the Board considered a number of factors regarding performance, including that the Fund outperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the one-year, three-year, five-year and ten-year periods ended June 30, 2025.
With respect to the Carillon Reams Unconstrained Bond Fund, the Board considered a number of factors regarding performance, including that the Fund outperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the one-year, three-year, five-year and ten-year periods ended June 30, 2025.
With respect to the Carillon Chartwell Real Income Fund, the Board considered a number of factors regarding performance, including that the Fund outperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the one-year, three-year, five-year, and ten-year periods ended June 30, 2025.
With respect to the Carillon Chartwell Mid Cap Value Fund, the Board considered a number of factors regarding performance, including that the Fund underperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the three-year, five-year, and ten-year periods ended June 30, 2025, and outperformed for the one-year period.
With respect to the Carillon Chartwell Short Duration High Yield Fund, the Board considered a number of factors regarding performance, including that: (1) the Fund underperformed the median of its Broadridge performance universe and Morningstar Category for the one-year, three-year, five-year and ten-year periods ended June 30, 2025; (2) the Fund outperformed one of its benchmark indices for the one-year, three-year, five-year and ten-year periods ended June 30, 2025; and (3) the Fund underperformed its other benchmark index for the one-year, three-year, five-year and ten-year periods ended June 30, 2025.
With respect to the Carillon Chartwell Small Cap Fund, the Board considered a number of factors regarding performance, including that: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the one-year, five-year and ten-year periods ended June 30, 2025, and underperformed for the three-year period; and (2) the Fund outperformed its benchmark index for the five-year and ten-year periods ended June 30, 2025, and underperformed for the one-year and three-year periods.
With respect to the Carillon Chartwell Small Cap Value Fund, the Board considered a number of factors regarding performance, including that the Fund underperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the one-year, three-year, five-year and ten-year periods ended June 30, 2025.

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Additional Information(Continued)
With respect to the Carillon Chartwell Small Cap Growth Fund, the Board considered a number of factors regarding performance, including that the Fund outperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the one-year, three-year, and five-year periods ended June 30, 2025.
Fees and Expenses. The Board considered the advisory fee rate payable by each fund to Carillon Tower under the Agreements, the subadvisory fee rate payable by Carillon Tower to ClariVest, Eagle, Scout and Chartwell, each fund’s total expense ratio and its Rule 12b-1 fees. The Board considered that the subadvisory fee rate paid by Carillon Tower to ClariVest, Eagle, Scout or Chartwell, as applicable, is identical to the advisory fee rate paid to Carillon Tower by a Fund. The Board also considered the advisory fee rates paid to ClariVest, Eagle, Scout and Chartwell for any other accounts each subadviser manages in the same strategy as the relevant Fund. In addition, the Board considered comparisons of each fund’s total expenses, based on data for the Fund’s latest fiscal year end, to the median total expenses of the applicable Fund’s Broadridge expense group and expense universe. The Board noted that Carillon Tower provides management and administrative services to the Funds pursuant to separate advisory and administration agreements. The Board considered that many mutual funds have entered into one contract with an adviser governing these services, and observed that the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.
The Board considered that Carillon Tower had undertaken contractual expense limitations with respect to the Funds. The Board considered that, to the extent that Carillon Tower waives its advisory fee or reimburses expenses, the amount that Carillon Tower pays to ClariVest, Eagle, Scout or Chartwell is reduced by an equal amount. The Board also considered that, if Carillon Tower subsequently recoups previously waived advisory fees or reimbursed expenses from a Fund for which ClariVest, Eagle, Scout or Chartwell is a subadviser, Carillon Tower makes a payment to ClariVest, Eagle, Scout or Chartwell in an amount equal to the recoupment. The Board considered that, prior to May 1, 2025, the preceding arrangement was not in place with respect to Eagle.
With respect to the Carillon ClariVest Capital Appreciation Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon ClariVest International Stock Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were higher than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Eagle Growth & Income Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Eagle Mid Cap Growth Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Eagle Small Cap Growth Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Scout Mid Cap Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were higher than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Reams Core Bond Fund, the Board considered that the Fund’s contractual advisory fee was higher than the median of its Broadridge expense group and expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and expense universe.

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Additional Information(Continued)
With respect to the Carillon Reams Core Plus Bond Fund, the Board considered that the Fund’s contractual and actual advisory fees were higher than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Reams Unconstrained Bond Fund, the Board considered that the Fund’s contractual advisory fee was higher than the median of its Broadridge expense group and lower than the median of its Broadridge expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Real Income Fund, the Board considered that the Fund’s contractual and actual advisory fees were higher than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Mid Cap Value Fund, the Board considered that the Fund’s contractual advisory fee was equal to the median of its Broadridge expense group and expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Short Duration High Yield Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Small Cap Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Small Cap Value Fund, the Board considered that the Fund’s contractual advisory fee was equal to the median of its Broadridge expense group and higher than the median of its Broadridge expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Small Cap Growth Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
Costs, Profitability and Economies of Scale. The Board considered Carillon Tower’s estimated costs and profitability in providing services to the Funds, consolidated with the Funds’ subadvisers. The Board also considered that each subadviser is an indirect wholly-owned subsidiary of RJF. The Board considered that, because the subadvisory fee rate paid by Carillon Tower to ClariVest, Eagle, Scout or Chartwell, as applicable, is identical to the advisory fee rate paid to Carillon Tower, Carillon Tower retains none of the advisory fees received from the Funds. In addition, the Board considered that the estimated costs and profitability of ClariVest, Eagle, Scout and Chartwell generally are less significant to the Board’s evaluation of the fee rates and expenses paid by a Fund than Carillon Tower’s advisory fee rate and estimated profitability and the Funds’ overall expense ratios. The Board also considered the management services that Carillon Tower provides to each fund.
In addition, the Board considered that the advisory fee rate structures for certain of the Funds provide for breakpoints, which are a reduction of the applicable fee rate as assets increase. The Board also considered that each fund may benefit from economies of scale, and shareholders may realize such economies of scale, through: (1) reduced advisory fees achieved when a Fund’s asset size reaches breakpoints in the fee schedules instituted by Carillon Tower; and/or (2) allocation of fixed expenses over a larger asset size.
Benefits. In evaluating compensation, the Board considered benefits that may be realized by Carillon Tower, ClariVest, Eagle, Scout, Chartwell and their respective affiliates from their relationships with the Funds. The Board took into consideration that Carillon Tower and its affiliates have entered into revenue sharing agreements with third parties for the promotion and sale of Fund shares. The Board also considered that the Funds compensate Carillon Tower for providing administrative services. The Board further considered that, as the Funds’ principal underwriter and distributor, CFD receives Rule 12b-1 payments from the Funds to compensate it for providing services and distribution activities. The Board

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considered that these activities could lead to growth in the Funds’ assets and the corresponding benefits of that growth, including economies of scale and greater diversification, as well as an increase in the asset-based advisory and subadvisory fees paid to Carillon Tower, ClariVest, Eagle, Scout and Chartwell. The Board considered that ClariVest does not enter into formal soft dollar arrangements. The Board also considered that Carillon Tower has entered into sales and marketing agreements with ClariVest, Eagle, Chartwell and Scout, pursuant to which ClariVest, Eagle Chartwell and Scout pay Carillon Tower a fee for performing marketing and client services for the Funds and other clients of ClariVest, Eagle, Chartwell and Scout.
Conclusions. The Board, including a majority of the Independent Trustees, concluded with respect to the Funds that: (1) the fees paid to Carillon Tower and each of ClariVest, Eagle, Scout and Chartwell under the Agreements are fair and reasonable; and (2) the Funds and their shareholders would benefit from Carillon Tower’s, ClariVest’s, Eagle’s, Scout’s and Chartwell’s continued management of the applicable Funds.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Board, since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	The Trust’s Principal Executive Officer and Principal Financial Officer evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by the Trust in the reports that it files on Form N-CSR (a) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission; and (b) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) of the Trust that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Trust.

Item 19. Exhibits

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99.CODEETH.

(a)(2) Not applicable to the Trust.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act, are filed and attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable to the Trust.

(a)(5) Not applicable.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code, is filed and attached hereto as Exhibit 99.1350CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST

Date:	February 26, 2026	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date:	February 26, 2026	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date:	February 26, 2026	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer